UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04000

Calvert Variable Trust, Inc.

(Exact Name of Registrant as Specified in Charter)

2050 M Street NW, Suite 200, Washington, DC 20036

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(202) 238-2200

(Registrant’s Telephone Number)

December 31

Date of Fiscal Year End

December 31, 2024

Date of Reporting Period

Item 1. Reports to Stockholders

CVT EAFE International Index Portfolio

Class F CVIIPF

Annual Shareholder Report December 31, 2024

This annual shareholder report contains important information about the CVT EAFE International Index Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.eatonvance.com/variable-portfolios.php. You can also request this information by contacting us at 1-800-368-2745.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$69	0.68%
Footnote	Description
Footnote[1]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance of the Fund and the MSCI EAFE Index (the Index):

↓ Among sectors, the materials, energy, and consumer staples sectors were the weakest performers within the Index during the period

↓ By period-end, the real estate, utilities, and energy sectors held the smallest weights within the Index by sector

↓ Among countries, Portugal, Denmark, and Finland were the weakest performers within the Index during the period

↓ By period-end, New Zealand, Portugal, and Austria held the smallest weights within the Index by country

↑ Five of the 11 market sectors within the Index reported positive returns during the period ― led by the financials and communication services sectors

↑ By period-end, the financials, industrials, and health care sectors held the largest weights within the Index by sector

↑ Israel, Singapore, and Austria were the best-performing countries within the Index; while Japan, the U.K., and France held the largest weights by country

• The Index is unmanaged, and returns do not reflect fees or operating expenses

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class F	MSCI EAFE Index
12/14	$10,000	$10,000
1/15	$10,073	$10,049
2/15	$10,686	$10,650
3/15	$10,520	$10,488
4/15	$10,886	$10,916
5/15	$10,909	$10,860
6/15	$10,588	$10,552
7/15	$10,778	$10,772
8/15	$9,943	$9,979
9/15	$9,508	$9,472
10/15	$10,197	$10,213
11/15	$10,030	$10,054
12/15	$9,815	$9,919
1/16	$9,247	$9,201
2/16	$8,939	$9,033
3/16	$9,556	$9,621
4/16	$9,820	$9,899
5/16	$9,736	$9,809
6/16	$9,473	$9,480
7/16	$9,862	$9,960
8/16	$9,901	$9,967
9/16	$10,025	$10,090
10/16	$9,776	$9,883
11/16	$9,591	$9,687
12/16	$9,839	$10,018
1/17	$10,168	$10,308
2/17	$10,273	$10,456
3/17	$10,584	$10,744
4/17	$10,861	$11,017
5/17	$11,238	$11,421
6/17	$11,249	$11,401
7/17	$11,554	$11,730
8/17	$11,555	$11,726
9/17	$11,817	$12,017
10/17	$12,008	$12,200
11/17	$12,099	$12,328
12/17	$12,244	$12,526
1/18	$12,883	$13,154
2/18	$12,228	$12,560
3/18	$12,142	$12,334
4/18	$12,326	$12,615
5/18	$12,072	$12,332
6/18	$11,902	$12,181
7/18	$12,219	$12,481
8/18	$11,949	$12,240
9/18	$12,057	$12,346
10/18	$11,096	$11,364
11/18	$11,123	$11,349
12/18	$10,556	$10,798
1/19	$11,241	$11,508
2/19	$11,499	$11,801
3/19	$11,591	$11,876
4/19	$11,938	$12,210
5/19	$11,331	$11,623
6/19	$11,997	$12,313
7/19	$11,739	$12,157
8/19	$11,520	$11,842
9/19	$11,857	$12,181
10/19	$12,262	$12,619
11/19	$12,400	$12,761
12/19	$12,773	$13,176
1/20	$12,434	$12,900
2/20	$11,492	$11,734
3/20	$9,812	$10,168
4/20	$10,465	$10,825
5/20	$11,024	$11,296
6/20	$11,381	$11,681
7/20	$11,599	$11,953
8/20	$12,156	$12,568
9/20	$11,880	$12,241
10/20	$11,404	$11,752
11/20	$13,087	$13,574
12/20	$13,738	$14,205
1/21	$13,542	$14,054
2/21	$13,863	$14,369
3/21	$14,185	$14,700
4/21	$14,592	$15,142
5/21	$15,136	$15,636
6/21	$14,923	$15,460
7/21	$15,042	$15,576
8/21	$15,267	$15,851
9/21	$14,757	$15,391
10/21	$15,200	$15,769
11/21	$14,511	$15,035
12/21	$15,203	$15,805
1/22	$14,614	$15,042
2/22	$14,167	$14,776
3/22	$14,136	$14,871
4/22	$13,226	$13,909
5/22	$13,471	$14,013
6/22	$12,265	$12,713
7/22	$12,882	$13,346
8/22	$12,127	$12,712
9/22	$10,993	$11,523
10/22	$11,630	$12,143
11/22	$13,208	$13,510
12/22	$12,961	$13,521
1/23	$14,061	$14,616
2/23	$13,632	$14,311
3/23	$14,052	$14,666
4/23	$14,437	$15,080
5/23	$13,869	$14,442
6/23	$14,484	$15,099
7/23	$14,868	$15,587
8/23	$14,283	$14,990
9/23	$13,768	$14,478
10/23	$13,344	$13,891
11/23	$14,471	$15,181
12/23	$15,233	$15,987
1/24	$15,155	$16,079
2/24	$15,587	$16,374
3/24	$16,088	$16,912
4/24	$15,568	$16,479
5/24	$16,368	$17,117
6/24	$16,009	$16,841
7/24	$16,471	$17,335
8/24	$17,027	$17,899
9/24	$17,139	$18,064
10/24	$16,194	$17,082
11/24	$16,164	$16,985
12/24	$15,679	$16,598

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class F	2.95%	4.18%	4.60%
MSCI EAFE Index (net of foreign withholding taxes)	3.82%	4.72%	5.19%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. Performance prior to December 31, 2016 is that of the Fund's former investment adviser.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$158,292,027
# of Portfolio Holdings	728
Portfolio Turnover Rate	9%
Total Advisory Fees Paid	$176,557

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Financials 21.3%
Industrials 17.2%
Health Care 12.1%
Consumer Discretionary 10.9%
Information Technology 8.5%
Consumer Staples 8.0%
Materials 5.9%
Communication Services 4.6%
Energy 3.4%
Short-Term Investments 3.1%
Utilities 3.1%
Real Estate 1.9%

Value	Value
Real Estate	1.9%
Utilities	3.1%
Short-Term Investments	3.1%
Energy	3.4%
Communication Services	4.6%
Materials	5.9%
Consumer Staples	8.0%
Information Technology	8.5%
Consumer Discretionary	10.9%
Health Care	12.1%
Industrials	17.2%
Financials	21.3%

Top Ten Holdings (% of total investments)Footnote Referencea

ASML Holding NV	1.7%
Novo Nordisk AS, Class B	1.7%
SAP SE	1.6%
Nestle SA	1.3%
Toyota Motor Corp.	1.3%
AstraZeneca PLC	1.2%
Roche Holding AG	1.2%
Shell PLC	1.2%
Novartis AG	1.2%
LVMH Moet Hennessy Louis Vuitton SE	1.1%
Total	13.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Changes

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.eatonvance.com/variable-portfolios.php or upon request by contacting us at 1-800-368-2745.

Effective May 1, 2024, the name of CVT EAFE International Index Portfolio was changed from Calvert VP EAFE International Index Portfolio and the name of Calvert Variable Trust, Inc. was changed from Calvert Variable Products, Inc.

Effective July 1, 2024, the Fund is managed by a team comprised of Jennifer Mihara, Gordon Wotherspoon, and Thomas C. Seto until his retirement on December 31, 2024. Prior to July 1, 2024, the Fund was managed by Thomas C. Seto.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/variable-portfolios.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2024

CVIIPF-TSR-AR

CVT EAFE International Index Portfolio

Class I CVPIII

Annual Shareholder Report December 31, 2024

This annual shareholder report contains important information about the CVT EAFE International Index Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.eatonvance.com/variable-portfolios.php. You can also request this information by contacting us at 1-800-368-2745.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$49	0.48%
Footnote	Description
Footnote[1]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance of the Fund and the MSCI EAFE Index (the Index):

↓ Among sectors, the materials, energy, and consumer staples sectors were the weakest performers within the Index during the period

↓ By period-end, the real estate, utilities, and energy sectors held the smallest weights within the Index by sector

↓ Among countries, Portugal, Denmark, and Finland were the weakest performers within the Index during the period

↓ By period-end, New Zealand, Portugal, and Austria held the smallest weights within the Index by country

↑ Five of the 11 market sectors within the Index reported positive returns during the period ― led by the financials and communication services sectors

↑ By period-end, the financials, industrials, and health care sectors held the largest weights within the Index by sector

↑ Israel, Singapore, and Austria were the best-performing countries within the Index; while Japan, the U.K., and France held the largest weights by country

• The Index is unmanaged, and returns do not reflect fees or operating expenses

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class I	MSCI EAFE Index
12/14	$10,000	$10,000
1/15	$10,077	$10,049
2/15	$10,692	$10,650
3/15	$10,527	$10,488
4/15	$10,897	$10,916
5/15	$10,924	$10,860
6/15	$10,604	$10,552
7/15	$10,796	$10,772
8/15	$9,961	$9,979
9/15	$9,528	$9,472
10/15	$10,219	$10,213
11/15	$10,054	$10,054
12/15	$9,839	$9,919
1/16	$9,272	$9,201
2/16	$8,965	$9,033
3/16	$9,586	$9,621
4/16	$9,852	$9,899
5/16	$9,770	$9,809
6/16	$9,507	$9,480
7/16	$9,898	$9,960
8/16	$9,939	$9,967
9/16	$10,065	$10,090
10/16	$9,815	$9,883
11/16	$9,633	$9,687
12/16	$9,884	$10,018
1/17	$10,218	$10,308
2/17	$10,325	$10,456
3/17	$10,641	$10,744
4/17	$10,919	$11,017
5/17	$11,303	$11,421
6/17	$11,315	$11,401
7/17	$11,625	$11,730
8/17	$11,628	$11,726
9/17	$11,893	$12,017
10/17	$12,087	$12,200
11/17	$12,181	$12,328
12/17	$12,330	$12,526
1/18	$12,977	$13,154
2/18	$12,320	$12,560
3/18	$12,236	$12,334
4/18	$12,424	$12,615
5/18	$12,171	$12,332
6/18	$12,001	$12,181
7/18	$12,323	$12,481
8/18	$12,055	$12,240
9/18	$12,165	$12,346
10/18	$11,196	$11,364
11/18	$11,227	$11,349
12/18	$10,656	$10,798
1/19	$11,349	$11,508
2/19	$11,612	$11,801
3/19	$11,707	$11,876
4/19	$12,059	$12,210
5/19	$11,448	$11,623
6/19	$12,123	$12,313
7/19	$11,865	$12,157
8/19	$11,646	$11,842
9/19	$11,987	$12,181
10/19	$12,399	$12,619
11/19	$12,541	$12,761
12/19	$12,919	$13,176
1/20	$12,580	$12,900
2/20	$11,628	$11,734
3/20	$9,930	$10,168
4/20	$10,592	$10,825
5/20	$11,159	$11,296
6/20	$11,524	$11,681
7/20	$11,748	$11,953
8/20	$12,313	$12,568
9/20	$12,035	$12,241
10/20	$11,554	$11,752
11/20	$13,262	$13,574
12/20	$13,924	$14,205
1/21	$13,726	$14,054
2/21	$14,055	$14,369
3/21	$14,383	$14,700
4/21	$14,797	$15,142
5/21	$15,352	$15,636
6/21	$15,138	$15,460
7/21	$15,261	$15,576
8/21	$15,493	$15,851
9/21	$14,978	$15,391
10/21	$15,430	$15,769
11/21	$14,733	$15,035
12/21	$15,438	$15,805
1/22	$14,844	$15,042
2/22	$14,392	$14,776
3/22	$14,361	$14,871
4/22	$13,439	$13,909
5/22	$13,690	$14,013
6/22	$12,466	$12,713
7/22	$13,096	$13,346
8/22	$12,331	$12,712
9/22	$11,179	$11,523
10/22	$11,828	$12,143
11/22	$13,436	$13,510
12/22	$13,187	$13,521
1/23	$14,311	$14,616
2/23	$13,875	$14,311
3/23	$14,304	$14,666
4/23	$14,699	$15,080
5/23	$14,123	$14,442
6/23	$14,751	$15,099
7/23	$15,146	$15,587
8/23	$14,552	$14,990
9/23	$14,030	$14,478
10/23	$13,601	$13,891
11/23	$14,750	$15,181
12/23	$15,530	$15,987
1/24	$15,452	$16,079
2/24	$15,895	$16,374
3/24	$16,409	$16,912
4/24	$15,882	$16,479
5/24	$16,701	$17,117
6/24	$16,338	$16,841
7/24	$16,812	$17,335
8/24	$17,381	$17,899
9/24	$17,499	$18,064
10/24	$16,537	$17,082
11/24	$16,510	$16,985
12/24	$16,023	$16,598

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	3.14%	4.39%	4.82%
MSCI EAFE Index (net of foreign withholding taxes)	3.82%	4.72%	5.19%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. Performance prior to December 31, 2016 is that of the Fund's former investment adviser.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$158,292,027
# of Portfolio Holdings	728
Portfolio Turnover Rate	9%
Total Advisory Fees Paid	$176,557

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Real Estate	1.9%
Utilities	3.1%
Short-Term Investments	3.1%
Energy	3.4%
Communication Services	4.6%
Materials	5.9%
Consumer Staples	8.0%
Information Technology	8.5%
Consumer Discretionary	10.9%
Health Care	12.1%
Industrials	17.2%
Financials	21.3%

Top Ten Holdings (% of total investments)Footnote Referencea

ASML Holding NV	1.7%
Novo Nordisk AS, Class B	1.7%
SAP SE	1.6%
Nestle SA	1.3%
Toyota Motor Corp.	1.3%
AstraZeneca PLC	1.2%
Roche Holding AG	1.2%
Shell PLC	1.2%
Novartis AG	1.2%
LVMH Moet Hennessy Louis Vuitton SE	1.1%
Total	13.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Changes

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.eatonvance.com/variable-portfolios.php or upon request by contacting us at 1-800-368-2745.

Effective May 1, 2024, the name of CVT EAFE International Index Portfolio was changed from Calvert VP EAFE International Index Portfolio and the name of Calvert Variable Trust, Inc. was changed from Calvert Variable Products, Inc.

Effective July 1, 2024, the Fund is managed by a team comprised of Jennifer Mihara, Gordon Wotherspoon, and Thomas C. Seto until his retirement on December 31, 2024. Prior to July 1, 2024, the Fund was managed by Thomas C. Seto.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/variable-portfolios.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2024

CVPIII-TSR-AR

CVT Investment Grade Bond Index Portfolio

Class F CVPIBF

Annual Shareholder Report December 31, 2024

This annual shareholder report contains important information about the CVT Investment Grade Bond Index Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.eatonvance.com/variable-portfolios.php. You can also request this information by contacting us at 1-800-368-2745.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$57	0.57%
Footnote	Description
Footnote[1]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance of the Fund and the Bloomberg U.S. Aggregate Bond Index (the Index):

↓ Municipal bonds, non-agency mortgage-backed securities, and high-yield corporate bonds were the weakest-performing sectors within the Index during the period

↑ Asset-backed securities, commercial mortgage-backed securities, and investment-grade corporate bonds were the strongest-performing sectors within the Index during the period

↑ By period-end, U.S. Treasurys, agency mortgage-backed securities, and investment-grade corporate bonds held the largest weights within the Index by asset class

↑ Shorter-duration securities generally outperformed longer-duration securities within the Index during the period

• The Index is unmanaged, and returns do not reflect fees or operating expenses

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class F	Bloomberg U.S. Universal Index	Bloomberg U.S. Aggregate Bond Index
12/14	$10,000	$10,000	$10,000
1/15	$10,211	$10,190	$10,210
2/15	$10,111	$10,131	$10,114
3/15	$10,160	$10,173	$10,161
4/15	$10,121	$10,161	$10,124
5/15	$10,090	$10,143	$10,100
6/15	$9,981	$10,030	$9,990
7/15	$10,045	$10,088	$10,059
8/15	$10,023	$10,059	$10,045
9/15	$10,079	$10,098	$10,113
10/15	$10,079	$10,130	$10,114
11/15	$10,046	$10,093	$10,088
12/15	$10,000	$10,043	$10,055
1/16	$10,128	$10,154	$10,193
2/16	$10,193	$10,226	$10,266
3/16	$10,299	$10,351	$10,360
4/16	$10,350	$10,422	$10,400
5/16	$10,341	$10,430	$10,402
6/16	$10,536	$10,614	$10,589
7/16	$10,593	$10,701	$10,656
8/16	$10,584	$10,713	$10,644
9/16	$10,569	$10,715	$10,638
10/16	$10,481	$10,644	$10,556
11/16	$10,228	$10,405	$10,307
12/16	$10,235	$10,436	$10,321
1/17	$10,248	$10,473	$10,341
2/17	$10,318	$10,553	$10,411
3/17	$10,310	$10,550	$10,406
4/17	$10,386	$10,637	$10,486
5/17	$10,459	$10,719	$10,567
6/17	$10,455	$10,710	$10,556
7/17	$10,499	$10,764	$10,601
8/17	$10,583	$10,856	$10,696
9/17	$10,525	$10,818	$10,645
10/17	$10,532	$10,831	$10,652
11/17	$10,519	$10,815	$10,638
12/17	$10,563	$10,863	$10,687
1/18	$10,443	$10,758	$10,564
2/18	$10,342	$10,656	$10,464
3/18	$10,396	$10,710	$10,531
4/18	$10,305	$10,638	$10,452
5/18	$10,373	$10,696	$10,527
6/18	$10,363	$10,681	$10,514
7/18	$10,362	$10,703	$10,516
8/18	$10,410	$10,756	$10,584
9/18	$10,348	$10,710	$10,516
10/18	$10,258	$10,620	$10,433
11/18	$10,310	$10,668	$10,495
12/18	$10,498	$10,835	$10,688
1/19	$10,600	$10,984	$10,801
2/19	$10,590	$10,996	$10,795
3/19	$10,798	$11,195	$11,003
4/19	$10,798	$11,210	$11,005
5/19	$10,978	$11,382	$11,201
6/19	$11,112	$11,543	$11,341
7/19	$11,142	$11,578	$11,366
8/19	$11,412	$11,840	$11,661
9/19	$11,354	$11,788	$11,599
10/19	$11,380	$11,826	$11,634
11/19	$11,378	$11,824	$11,628
12/19	$11,354	$11,842	$11,620
1/20	$11,585	$12,054	$11,843
2/20	$11,773	$12,235	$12,056
3/20	$11,707	$11,996	$11,985
4/20	$11,895	$12,236	$12,198
5/20	$11,963	$12,350	$12,255
6/20	$12,035	$12,453	$12,332
7/20	$12,219	$12,672	$12,517
8/20	$12,101	$12,599	$12,416
9/20	$12,099	$12,576	$12,409
10/20	$12,027	$12,531	$12,353
11/20	$12,152	$12,695	$12,475
12/20	$12,158	$12,739	$12,492
1/21	$12,069	$12,659	$12,402
2/21	$11,895	$12,495	$12,223
3/21	$11,741	$12,350	$12,071
4/21	$11,835	$12,454	$12,166
5/21	$11,854	$12,501	$12,206
6/21	$11,943	$12,592	$12,291
7/21	$12,070	$12,719	$12,429
8/21	$12,036	$12,710	$12,405
9/21	$11,932	$12,602	$12,298
10/21	$11,924	$12,591	$12,294
11/21	$11,953	$12,607	$12,331
12/21	$11,905	$12,598	$12,299
1/22	$11,665	$12,322	$12,034
2/22	$11,536	$12,154	$11,900
3/22	$11,229	$11,828	$11,569
4/22	$10,821	$11,387	$11,130
5/22	$10,865	$11,449	$11,202
6/22	$10,701	$11,221	$11,026
7/22	$10,952	$11,503	$11,296
8/22	$10,658	$11,204	$10,977
9/22	$10,215	$10,721	$10,502
10/22	$10,082	$10,603	$10,366
11/22	$10,450	$10,999	$10,748
12/22	$10,387	$10,961	$10,699
1/23	$10,711	$11,301	$11,028
2/23	$10,446	$11,024	$10,743
3/23	$10,702	$11,282	$11,016
4/23	$10,763	$11,351	$11,083
5/23	$10,643	$11,233	$10,962
6/23	$10,612	$11,216	$10,923
7/23	$10,599	$11,227	$10,915
8/23	$10,527	$11,160	$10,846
9/23	$10,262	$10,893	$10,570
10/23	$10,088	$10,730	$10,403
11/23	$10,541	$11,213	$10,874
12/23	$10,930	$11,638	$11,291
1/24	$10,914	$11,610	$11,260
2/24	$10,754	$11,471	$11,101
3/24	$10,842	$11,584	$11,203
4/24	$10,571	$11,313	$10,920
5/24	$10,745	$11,500	$11,105
6/24	$10,849	$11,606	$11,210
7/24	$11,089	$11,869	$11,472
8/24	$11,237	$12,044	$11,637
9/24	$11,383	$12,209	$11,793
10/24	$11,094	$11,932	$11,500
11/24	$11,215	$12,057	$11,622
12/24	$11,017	$11,875	$11,432

Average Annual Total Returns (%)Footnote Reference1,Footnote Reference2

Fund	1 Year	5 Years	10 Years
Class F	0.78%	(0.60)%	0.97%
Bloomberg U.S. Universal Index	2.04%	0.06%	1.73%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%
Footnote	Description
Footnote[1]	Class F performance prior to 10/30/15 is linked to Class I. This linked performance is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the Financial Highlights included in the financial statements is not linked.
Footnote[2]	In accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market, the Fund's primary prospectus benchmark changed to the Bloomberg U.S. Universal Index effective May 1, 2024.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. Performance prior to December 31, 2016 is that of the Fund's former investment adviser.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$112,351,706
# of Portfolio Holdings	320
Portfolio Turnover Rate	11%
Total Advisory Fees Paid	$29,256

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.2%
U.S. Government Agencies and Instrumentalities	3.1%
Short-Term Investments	3.8%
Corporate Bonds	25.1%
U.S. Government Agency Mortgage-Backed Securities	25.9%
U.S. Treasury Obligations	40.9%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
BB	0.2%
BBB	16.4%
A	8.6%
AA	73.2%
AAA	1.6%
Footnote	Description
Footnote[a]	Ratings are categorized using S&P Global Ratings (“S&P”), with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by S&P.

Material Fund Changes

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.eatonvance.com/variable-portfolios.php or upon request by contacting us at 1-800-368-2745.

Effective May 1, 2024, the name of CVT Investment Grade Bond Index Portfolio was changed from Calvert VP Investment Grade Bond Index Portfolio and the name of Calvert Variable Trust, Inc. was changed from Calvert Variable Products, Inc.

Effective July 26, 2024, the Fund is managed by Jay Martin. Prior to July 26, 2024, the Fund was managed by K. Jessie Goodwin.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/variable-portfolios.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2024

CVPIBF-TSR-AR

CVT Investment Grade Bond Index Portfolio

Class I CVPIBI

Annual Shareholder Report December 31, 2024

This annual shareholder report contains important information about the CVT Investment Grade Bond Index Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.eatonvance.com/variable-portfolios.php. You can also request this information by contacting us at 1-800-368-2745.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$32	0.32%
Footnote	Description
Footnote[1]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance of the Fund and the Bloomberg U.S. Aggregate Bond Index (the Index):

↓ Municipal bonds, non-agency mortgage-backed securities, and high-yield corporate bonds were the weakest-performing sectors within the Index during the period

↑ Asset-backed securities, commercial mortgage-backed securities, and investment-grade corporate bonds were the strongest-performing sectors within the Index during the period

↑ By period-end, U.S. Treasurys, agency mortgage-backed securities, and investment-grade corporate bonds held the largest weights within the Index by asset class

↑ Shorter-duration securities generally outperformed longer-duration securities within the Index during the period

• The Index is unmanaged, and returns do not reflect fees or operating expenses

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class I	Bloomberg U.S. Universal Index	Bloomberg U.S. Aggregate Bond Index
12/14	$10,000	$10,000	$10,000
1/15	$10,211	$10,190	$10,210
2/15	$10,111	$10,131	$10,114
3/15	$10,160	$10,173	$10,161
4/15	$10,121	$10,161	$10,124
5/15	$10,090	$10,143	$10,100
6/15	$9,981	$10,030	$9,990
7/15	$10,045	$10,088	$10,059
8/15	$10,023	$10,059	$10,045
9/15	$10,079	$10,098	$10,113
10/15	$10,079	$10,130	$10,114
11/15	$10,048	$10,093	$10,088
12/15	$10,005	$10,043	$10,055
1/16	$10,134	$10,154	$10,193
2/16	$10,202	$10,226	$10,266
3/16	$10,310	$10,351	$10,360
4/16	$10,363	$10,422	$10,400
5/16	$10,357	$10,430	$10,402
6/16	$10,554	$10,614	$10,589
7/16	$10,613	$10,701	$10,656
8/16	$10,607	$10,713	$10,644
9/16	$10,595	$10,715	$10,638
10/16	$10,509	$10,644	$10,556
11/16	$10,255	$10,405	$10,307
12/16	$10,264	$10,436	$10,321
1/17	$10,281	$10,473	$10,341
2/17	$10,353	$10,553	$10,411
3/17	$10,347	$10,550	$10,406
4/17	$10,425	$10,637	$10,486
5/17	$10,501	$10,719	$10,567
6/17	$10,502	$10,710	$10,556
7/17	$10,545	$10,764	$10,601
8/17	$10,633	$10,856	$10,696
9/17	$10,576	$10,818	$10,645
10/17	$10,587	$10,831	$10,652
11/17	$10,575	$10,815	$10,638
12/17	$10,623	$10,863	$10,687
1/18	$10,503	$10,758	$10,564
2/18	$10,403	$10,656	$10,464
3/18	$10,459	$10,710	$10,531
4/18	$10,372	$10,638	$10,452
5/18	$10,441	$10,696	$10,527
6/18	$10,436	$10,681	$10,514
7/18	$10,433	$10,703	$10,516
8/18	$10,486	$10,756	$10,584
9/18	$10,426	$10,710	$10,516
10/18	$10,337	$10,620	$10,433
11/18	$10,392	$10,668	$10,495
12/18	$10,584	$10,835	$10,688
1/19	$10,688	$10,984	$10,801
2/19	$10,679	$10,996	$10,795
3/19	$10,891	$11,195	$11,003
4/19	$10,893	$11,210	$11,005
5/19	$11,079	$11,382	$11,201
6/19	$11,215	$11,543	$11,341
7/19	$11,248	$11,578	$11,366
8/19	$11,524	$11,840	$11,661
9/19	$11,468	$11,788	$11,599
10/19	$11,496	$11,826	$11,634
11/19	$11,494	$11,824	$11,628
12/19	$11,474	$11,842	$11,620
1/20	$11,709	$12,054	$11,843
2/20	$11,902	$12,235	$12,056
3/20	$11,836	$11,996	$11,985
4/20	$12,030	$12,236	$12,198
5/20	$12,100	$12,350	$12,255
6/20	$12,176	$12,453	$12,332
7/20	$12,366	$12,672	$12,517
8/20	$12,248	$12,599	$12,416
9/20	$12,251	$12,576	$12,409
10/20	$12,178	$12,531	$12,353
11/20	$12,310	$12,695	$12,475
12/20	$12,316	$12,739	$12,492
1/21	$12,229	$12,659	$12,402
2/21	$12,055	$12,495	$12,223
3/21	$11,902	$12,350	$12,071
4/21	$12,000	$12,454	$12,166
5/21	$12,021	$12,501	$12,206
6/21	$12,114	$12,592	$12,291
7/21	$12,246	$12,719	$12,429
8/21	$12,214	$12,710	$12,405
9/21	$12,110	$12,602	$12,298
10/21	$12,107	$12,591	$12,294
11/21	$12,135	$12,607	$12,331
12/21	$12,092	$12,598	$12,299
1/22	$11,850	$12,322	$12,034
2/22	$11,722	$12,154	$11,900
3/22	$11,411	$11,828	$11,569
4/22	$11,001	$11,387	$11,130
5/22	$11,046	$11,449	$11,202
6/22	$10,883	$11,221	$11,026
7/22	$11,140	$11,503	$11,296
8/22	$10,844	$11,204	$10,977
9/22	$10,394	$10,721	$10,502
10/22	$10,261	$10,603	$10,366
11/22	$10,637	$10,999	$10,748
12/22	$10,577	$10,961	$10,699
1/23	$10,908	$11,301	$11,028
2/23	$10,640	$11,024	$10,743
3/23	$10,904	$11,282	$11,016
4/23	$10,966	$11,351	$11,083
5/23	$10,848	$11,233	$10,962
6/23	$10,819	$11,216	$10,923
7/23	$10,808	$11,227	$10,915
8/23	$10,736	$11,160	$10,846
9/23	$10,467	$10,893	$10,570
10/23	$10,292	$10,730	$10,403
11/23	$10,757	$11,213	$10,874
12/23	$11,156	$11,638	$11,291
1/24	$11,142	$11,610	$11,260
2/24	$10,983	$11,471	$11,101
3/24	$11,075	$11,584	$11,203
4/24	$10,799	$11,313	$10,920
5/24	$10,978	$11,500	$11,105
6/24	$11,087	$11,606	$11,210
7/24	$11,335	$11,869	$11,472
8/24	$11,490	$12,044	$11,637
9/24	$11,642	$12,209	$11,793
10/24	$11,347	$11,932	$11,500
11/24	$11,475	$12,057	$11,622
12/24	$11,270	$11,875	$11,432

Average Annual Total Returns (%)Footnote Reference1

Fund	1 Year	5 Years	10 Years
Class I	1.03%	(0.36)%	1.20%
Bloomberg U.S. Universal Index	2.04%	0.06%	1.73%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%
Footnote	Description
Footnote[1]	In accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market, the Fund's primary prospectus benchmark changed to the Bloomberg U.S. Universal Index effective May 1, 2024.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. Performance prior to December 31, 2016 is that of the Fund's former investment adviser.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$112,351,706
# of Portfolio Holdings	320
Portfolio Turnover Rate	11%
Total Advisory Fees Paid	$29,256

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.2%
U.S. Government Agencies and Instrumentalities	3.1%
Short-Term Investments	3.8%
Corporate Bonds	25.1%
U.S. Government Agency Mortgage-Backed Securities	25.9%
U.S. Treasury Obligations	40.9%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
BB	0.2%
BBB	16.4%
A	8.6%
AA	73.2%
AAA	1.6%
Footnote	Description
Footnote[a]	Ratings are categorized using S&P Global Ratings (“S&P”), with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by S&P.

Material Fund Changes

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.eatonvance.com/variable-portfolios.php or upon request by contacting us at 1-800-368-2745.

Effective May 1, 2024, the name of CVT Investment Grade Bond Index Portfolio was changed from Calvert VP Investment Grade Bond Index Portfolio and the name of Calvert Variable Trust, Inc. was changed from Calvert Variable Products, Inc.

Effective July 26, 2024, the Fund is managed by Jay Martin. Prior to July 26, 2024, the Fund was managed by K. Jessie Goodwin.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/variable-portfolios.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2024

CVPIBI-TSR-AR

CVT Nasdaq 100 Index Portfolio

Class F CVPNOF

Annual Shareholder Report December 31, 2024

This annual shareholder report contains important information about the CVT Nasdaq 100 Index Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.eatonvance.com/variable-portfolios.php. You can also request this information by contacting us at 1-800-368-2745.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$82	0.73%
Footnote	Description
Footnote[1]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance of the Fund and NASDAQ-100® Index (the Index):

↓ Three of the 11 market sectors within the Index ― real estate, materials, and health care ― reported negative returns during the period

↓ The consumer staples sector was among the weakest performers, posting single-digit returns during the period

↑ Seven of the 11 market sectors within the Index reported double-digit performances during the period

↑ Among sectors, communication services, consumer discretionary, financials, utilities, and information technology (IT) were the strongest performers during the period

↑ By period-end, the IT, communication services, and consumer discretionary sectors held the largest weights within the Index by sector

↑ The use of derivatives contributed to absolute returns during the period

* The Index is unmanaged, and returns do not reflect fees or operating expenses.

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class F	S&P 500® Index	NASDAQ-100® Index
12/14	$10,000	$10,000	$10,000
1/15	$9,792	$9,700	$9,797
2/15	$10,496	$10,257	$10,507
3/15	$10,246	$10,095	$10,263
4/15	$10,432	$10,192	$10,456
5/15	$10,667	$10,323	$10,698
6/15	$10,406	$10,123	$10,442
7/15	$10,862	$10,335	$10,903
8/15	$10,132	$9,712	$10,177
9/15	$9,910	$9,471	$9,959
10/15	$11,020	$10,270	$11,078
11/15	$11,073	$10,301	$11,140
12/15	$10,902	$10,138	$10,975
1/16	$10,155	$9,635	$10,230
2/16	$9,986	$9,622	$10,066
3/16	$10,656	$10,275	$10,749
4/16	$10,315	$10,315	$10,414
5/16	$10,766	$10,500	$10,877
6/16	$10,507	$10,527	$10,627
7/16	$11,249	$10,915	$11,385
8/16	$11,361	$10,931	$11,507
9/16	$11,606	$10,933	$11,765
10/16	$11,425	$10,733	$11,590
11/16	$11,465	$11,131	$11,640
12/16	$11,587	$11,351	$11,773
1/17	$12,187	$11,566	$12,391
2/17	$12,712	$12,025	$12,932
3/17	$12,965	$12,039	$13,197
4/17	$13,314	$12,163	$13,561
5/17	$13,821	$12,334	$14,087
6/17	$13,483	$12,411	$13,750
7/17	$14,036	$12,667	$14,323
8/17	$14,311	$12,705	$14,614
9/17	$14,286	$12,967	$14,597
10/17	$14,929	$13,270	$15,262
11/17	$15,227	$13,677	$15,577
12/17	$15,297	$13,829	$15,658
1/18	$16,616	$14,621	$17,020
2/18	$16,404	$14,082	$16,813
3/18	$15,750	$13,724	$16,151
4/18	$15,804	$13,777	$16,218
5/18	$16,693	$14,108	$17,138
6/18	$16,865	$14,195	$17,326
7/18	$17,320	$14,724	$17,804
8/18	$18,350	$15,203	$18,873
9/18	$18,284	$15,290	$18,818
10/18	$16,698	$14,245	$17,196
11/18	$16,672	$14,535	$17,180
12/18	$15,187	$13,223	$15,663
1/19	$16,569	$14,282	$17,098
2/19	$17,046	$14,741	$17,600
3/19	$17,722	$15,027	$18,309
4/19	$18,684	$15,636	$19,315
5/19	$17,133	$14,642	$17,723
6/19	$18,441	$15,674	$19,086
7/19	$18,864	$15,899	$19,537
8/19	$18,499	$15,648	$19,174
9/19	$18,640	$15,940	$19,332
10/19	$19,443	$16,286	$20,177
11/19	$20,229	$16,877	$21,005
12/19	$21,023	$17,386	$21,844
1/20	$21,642	$17,379	$22,500
2/20	$20,384	$15,949	$21,201
3/20	$18,834	$13,979	$19,595
4/20	$21,693	$15,771	$22,580
5/20	$23,048	$16,522	$24,005
6/20	$24,501	$16,850	$25,534
7/20	$26,304	$17,801	$27,425
8/20	$29,221	$19,080	$30,486
9/20	$27,546	$18,355	$28,757
10/20	$26,656	$17,867	$27,848
11/20	$29,603	$19,823	$30,940
12/20	$31,089	$20,585	$32,520
1/21	$31,169	$20,377	$32,625
2/21	$31,140	$20,939	$32,613
3/21	$31,581	$21,856	$33,093
4/21	$33,425	$23,022	$35,051
5/21	$33,017	$23,183	$34,642
6/21	$35,109	$23,724	$36,859
7/21	$36,081	$24,288	$37,897
8/21	$37,594	$25,026	$39,509
9/21	$35,435	$23,863	$37,262
10/21	$38,222	$25,534	$40,220
11/21	$38,917	$25,357	$40,978
12/21	$39,354	$26,494	$41,465
1/22	$35,990	$25,123	$37,945
2/22	$34,337	$24,371	$36,221
3/22	$35,788	$25,276	$37,772
4/22	$30,994	$23,071	$32,732
5/22	$30,503	$23,114	$32,231
6/22	$27,770	$21,206	$29,348
7/22	$31,254	$23,161	$33,046
8/22	$29,639	$22,217	$31,358
9/22	$26,499	$20,170	$28,050
10/22	$27,549	$21,804	$29,174
11/22	$29,078	$23,022	$30,812
12/22	$26,441	$21,696	$28,038
1/23	$29,249	$23,059	$31,028
2/23	$29,130	$22,496	$30,913
3/23	$31,888	$23,322	$33,862
4/23	$32,036	$23,686	$34,037
5/23	$34,490	$23,789	$36,670
6/23	$36,722	$25,361	$39,071
7/23	$38,108	$26,176	$40,572
8/23	$37,510	$25,759	$39,962
9/23	$35,609	$24,531	$37,955
10/23	$34,861	$24,015	$37,182
11/23	$38,605	$26,208	$41,205
12/23	$40,725	$27,399	$43,495
1/24	$41,468	$27,859	$44,316
2/24	$43,684	$29,347	$46,713
3/24	$44,198	$30,291	$47,288
4/24	$42,212	$29,054	$45,193
5/24	$44,880	$30,494	$48,081
6/24	$47,659	$31,589	$51,094
7/24	$46,860	$31,973	$50,280
8/24	$47,379	$32,749	$50,873
9/24	$48,557	$33,448	$52,179
10/24	$48,131	$33,145	$51,753
11/24	$50,660	$35,090	$54,503
12/24	$50,850	$34,254	$54,753

Average Annual Total Returns (%)Footnote Reference1,Footnote Reference2

Fund	1 Year	5 Years	10 Years
Class F	24.89%	19.29%	17.64%
S&P 500® Index	25.02%	14.51%	13.09%
NASDAQ-100® Index	25.88%	20.15%	18.52%
Footnote	Description
Footnote[1]	In accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market, the Fund's primary prospectus benchmark changed to the S&P 500® Index effective May 1, 2024.
Footnote[2]	Class F performance prior to 10/30/15 is linked to Class I. This linked performance is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the Financial Highlights included in the financial statements is not linked.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. Performance prior to December 31, 2016 is that of the Fund's former investment adviser.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$517,381,079
# of Portfolio Holdings	105
Portfolio Turnover Rate	10%
Total Advisory Fees Paid	$855,255

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Information Technology 49.6%
Communication Services 14.6%
Consumer Discretionary 14.2%
Consumer Staples 5.3%
Health Care 4.8%
Industrials 4.5%
Exchange-Traded Funds 1.8%
Short-Term Investments 1.5%
Materials 1.2%
Utilities 1.2%
Energy 0.6%
Financials 0.5%
Real Estate 0.2%

Value	Value
Real Estate	0.2%
Financials	0.5%
Energy	0.6%
Utilities	1.2%
Materials	1.2%
Short-Term Investments	1.5%
Exchange-Traded Funds	1.8%
Industrials	4.5%
Health Care	4.8%
Consumer Staples	5.3%
Consumer Discretionary	14.2%
Communication Services	14.6%
Information Technology	49.6%

Top Ten Holdings (% of total investments)Footnote Referencea

Apple, Inc.	9.5%
NVIDIA Corp.	8.2%
Microsoft Corp.	7.8%
Amazon.com, Inc.	5.8%
Broadcom, Inc.	4.5%
Tesla, Inc.	3.7%
Meta Platforms, Inc., Class A	3.2%
Alphabet, Inc., Class A	2.8%
Alphabet, Inc., Class C	2.6%
Costco Wholesale Corp.	2.5%
Total	50.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Changes

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.eatonvance.com/variable-portfolios.php or upon request by contacting us at 1-800-368-2745.

Effective May 1, 2024, the name of CVT Nasdaq 100 Index Portfolio was changed from Calvert VP Nasdaq 100 Index Portfolio and the name of Calvert Variable Trust, Inc. was changed from Calvert Variable Products, Inc.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/variable-portfolios.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2024

CVPNOF-TSR-AR

CVT Nasdaq 100 Index Portfolio

Class I CVPNOI

Annual Shareholder Report December 31, 2024

This annual shareholder report contains important information about the CVT Nasdaq 100 Index Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.eatonvance.com/variable-portfolios.php. You can also request this information by contacting us at 1-800-368-2745.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$54	0.48%
Footnote	Description
Footnote[1]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance of the Fund and NASDAQ-100® Index (the Index):

↓ Three of the 11 market sectors within the Index ― real estate, materials, and health care ― reported negative returns during the period

↓ The consumer staples sector was among the weakest performers, posting single-digit returns during the period

↑ Seven of the 11 market sectors within the Index reported double-digit performances during the period

↑ Among sectors, communication services, consumer discretionary, financials, utilities, and information technology (IT) were the strongest performers during the period

↑ By period-end, the IT, communication services, and consumer discretionary sectors held the largest weights within the Index by sector

↑ The use of derivatives contributed to absolute returns during the period

* The Index is unmanaged, and returns do not reflect fees or operating expenses.

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class I	S&P 500® Index	NASDAQ-100® Index
12/14	$10,000	$10,000	$10,000
1/15	$9,792	$9,700	$9,797
2/15	$10,496	$10,257	$10,507
3/15	$10,246	$10,095	$10,263
4/15	$10,432	$10,192	$10,456
5/15	$10,667	$10,323	$10,698
6/15	$10,406	$10,123	$10,442
7/15	$10,862	$10,335	$10,903
8/15	$10,132	$9,712	$10,177
9/15	$9,910	$9,471	$9,959
10/15	$11,020	$10,270	$11,078
11/15	$11,077	$10,301	$11,140
12/15	$10,907	$10,138	$10,975
1/16	$10,162	$9,635	$10,230
2/16	$9,995	$9,622	$10,066
3/16	$10,666	$10,275	$10,749
4/16	$10,329	$10,315	$10,414
5/16	$10,782	$10,500	$10,877
6/16	$10,526	$10,527	$10,627
7/16	$11,272	$10,915	$11,385
8/16	$11,388	$10,931	$11,507
9/16	$11,636	$10,933	$11,765
10/16	$11,459	$10,733	$11,590
11/16	$11,502	$11,131	$11,640
12/16	$11,625	$11,351	$11,773
1/17	$12,231	$11,566	$12,391
2/17	$12,759	$12,025	$12,932
3/17	$13,016	$12,039	$13,197
4/17	$13,369	$12,163	$13,561
5/17	$13,883	$12,334	$14,087
6/17	$13,542	$12,411	$13,750
7/17	$14,102	$12,667	$14,323
8/17	$14,382	$12,705	$14,614
9/17	$14,361	$12,967	$14,597
10/17	$15,008	$13,270	$15,262
11/17	$15,313	$13,677	$15,577
12/17	$15,385	$13,829	$15,658
1/18	$16,718	$14,621	$17,020
2/18	$16,506	$14,082	$16,813
3/18	$15,850	$13,724	$16,151
4/18	$15,908	$13,777	$16,218
5/18	$16,807	$14,108	$17,138
6/18	$16,986	$14,195	$17,326
7/18	$17,447	$14,724	$17,804
8/18	$18,489	$15,203	$18,873
9/18	$18,427	$15,290	$18,818
10/18	$16,832	$14,245	$17,196
11/18	$16,809	$14,535	$17,180
12/18	$15,315	$13,223	$15,663
1/19	$16,713	$14,282	$17,098
2/19	$17,197	$14,741	$17,600
3/19	$17,882	$15,027	$18,309
4/19	$18,859	$15,636	$19,315
5/19	$17,296	$14,642	$17,723
6/19	$18,621	$15,674	$19,086
7/19	$19,052	$15,899	$19,537
8/19	$18,688	$15,648	$19,174
9/19	$18,837	$15,940	$19,332
10/19	$19,651	$16,286	$20,177
11/19	$20,449	$16,877	$21,005
12/19	$21,257	$17,386	$21,844
1/20	$21,886	$17,379	$22,500
2/20	$20,617	$15,949	$21,201
3/20	$19,056	$13,979	$19,595
4/20	$21,948	$15,771	$22,580
5/20	$23,325	$16,522	$24,005
6/20	$24,802	$16,850	$25,534
7/20	$26,632	$17,801	$27,425
8/20	$29,595	$19,080	$30,486
9/20	$27,902	$18,355	$28,757
10/20	$27,004	$17,867	$27,848
11/20	$29,993	$19,823	$30,940
12/20	$31,506	$20,585	$32,520
1/21	$31,593	$20,377	$32,625
2/21	$31,566	$20,939	$32,613
3/21	$32,020	$21,856	$33,093
4/21	$33,897	$23,022	$35,051
5/21	$33,489	$23,183	$34,642
6/21	$35,617	$23,724	$36,859
7/21	$36,609	$24,288	$37,897
8/21	$38,152	$25,026	$39,509
9/21	$35,969	$23,863	$37,262
10/21	$38,806	$25,534	$40,220
11/21	$39,520	$25,357	$40,978
12/21	$39,972	$26,494	$41,465
1/22	$36,561	$25,123	$37,945
2/22	$34,891	$24,371	$36,221
3/22	$36,373	$25,276	$37,772
4/22	$31,506	$23,071	$32,732
5/22	$31,016	$23,114	$32,231
6/22	$28,239	$21,206	$29,348
7/22	$31,790	$23,161	$33,046
8/22	$30,155	$22,217	$31,358
9/22	$26,964	$20,170	$28,050
10/22	$28,038	$21,804	$29,174
11/22	$29,601	$23,022	$30,812
12/22	$26,924	$21,696	$28,038
1/23	$29,789	$23,059	$31,028
2/23	$29,673	$22,496	$30,913
3/23	$32,490	$23,322	$33,862
4/23	$32,646	$23,686	$34,037
5/23	$35,155	$23,789	$36,670
6/23	$37,439	$25,361	$39,071
7/23	$38,860	$26,176	$40,572
8/23	$38,258	$25,759	$39,962
9/23	$36,325	$24,531	$37,955
10/23	$35,571	$24,015	$37,182
11/23	$39,398	$26,208	$41,205
12/23	$41,570	$27,399	$43,495
1/24	$42,337	$27,859	$44,316
2/24	$44,610	$29,347	$46,713
3/24	$45,141	$30,291	$47,288
4/24	$43,123	$29,054	$45,193
5/24	$45,859	$30,494	$48,081
6/24	$48,710	$31,589	$51,094
7/24	$47,903	$31,973	$50,280
8/24	$48,443	$32,749	$50,873
9/24	$49,656	$33,448	$52,179
10/24	$49,233	$33,145	$51,753
11/24	$51,830	$35,090	$54,503
12/24	$52,046	$34,254	$54,753

Average Annual Total Returns (%)Footnote Reference1

Fund	1 Year	5 Years	10 Years
Class I	25.20%	19.59%	17.92%
S&P 500® Index	25.02%	14.51%	13.09%
NASDAQ-100® Index	25.88%	20.15%	18.52%
Footnote	Description
Footnote[1]	In accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market, the Fund's primary prospectus benchmark changed to the S&P 500® Index effective May 1, 2024.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. Performance prior to December 31, 2016 is that of the Fund's former investment adviser.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$517,381,079
# of Portfolio Holdings	105
Portfolio Turnover Rate	10%
Total Advisory Fees Paid	$855,255

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Real Estate	0.2%
Financials	0.5%
Energy	0.6%
Utilities	1.2%
Materials	1.2%
Short-Term Investments	1.5%
Exchange-Traded Funds	1.8%
Industrials	4.5%
Health Care	4.8%
Consumer Staples	5.3%
Consumer Discretionary	14.2%
Communication Services	14.6%
Information Technology	49.6%

Top Ten Holdings (% of total investments)Footnote Referencea

Apple, Inc.	9.5%
NVIDIA Corp.	8.2%
Microsoft Corp.	7.8%
Amazon.com, Inc.	5.8%
Broadcom, Inc.	4.5%
Tesla, Inc.	3.7%
Meta Platforms, Inc., Class A	3.2%
Alphabet, Inc., Class A	2.8%
Alphabet, Inc., Class C	2.6%
Costco Wholesale Corp.	2.5%
Total	50.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Changes

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.eatonvance.com/variable-portfolios.php or upon request by contacting us at 1-800-368-2745.

Effective May 1, 2024, the name of CVT Nasdaq 100 Index Portfolio was changed from Calvert VP Nasdaq 100 Index Portfolio and the name of Calvert Variable Trust, Inc. was changed from Calvert Variable Products, Inc.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/variable-portfolios.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2024

CVPNOI-TSR-AR

CVT Russell 2000® Small Cap Index Portfolio

Class F CVPRSF

Annual Shareholder Report December 31, 2024

This annual shareholder report contains important information about the CVT Russell 2000® Small Cap Index Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.eatonvance.com/variable-portfolios.php. You can also request this information by contacting us at 1-800-368-2745.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$62	0.59%
Footnote	Description
Footnote[1]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance of the Fund and the Russell 2000® Index (the Index):

↓ The energy sector ― the weakest-performing market within the Index ― reported negative returns during the period

↓ The health care and materials sectors were among the weakest market performers during the period

↑ Ten of the 11 market sectors within the Index posted positive returns during the period ― led by the information technology (IT), consumer staples, and industrials sectors

↑ The top-five performing sectors within the Index reported double-digit returns during the period

↑ By period-end, the financials, industrials, health care, and IT sectors held the largest weights within the Index by sector

↑ The Fund’s use of derivatives contributed to absolute returns during the period

• The Index is unmanaged, and returns do not reflect fees or operating expenses

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class F	S&P 500® Index	Russell 2000® Index
12/14	$10,000	$10,000	$10,000
1/15	$9,668	$9,700	$9,678
2/15	$10,236	$10,257	$10,253
3/15	$10,406	$10,095	$10,432
4/15	$10,131	$10,192	$10,165
5/15	$10,353	$10,323	$10,398
6/15	$10,419	$10,123	$10,475
7/15	$10,286	$10,335	$10,354
8/15	$9,633	$9,712	$9,703
9/15	$9,153	$9,471	$9,227
10/15	$9,663	$10,270	$9,747
11/15	$9,968	$10,301	$10,064
12/15	$9,460	$10,138	$9,559
1/16	$8,625	$9,635	$8,718
2/16	$8,621	$9,622	$8,718
3/16	$9,305	$10,275	$9,413
4/16	$9,446	$10,315	$9,561
5/16	$9,650	$10,500	$9,777
6/16	$9,645	$10,527	$9,770
7/16	$10,217	$10,915	$10,354
8/16	$10,392	$10,931	$10,537
9/16	$10,500	$10,933	$10,654
10/16	$9,999	$10,733	$10,148
11/16	$11,110	$11,131	$11,279
12/16	$11,411	$11,351	$11,595
1/17	$11,454	$11,566	$11,641
2/17	$11,671	$12,025	$11,866
3/17	$11,679	$12,039	$11,881
4/17	$11,804	$12,163	$12,012
5/17	$11,561	$12,334	$11,767
6/17	$11,951	$12,411	$12,174
7/17	$12,036	$12,667	$12,264
8/17	$11,877	$12,705	$12,108
9/17	$12,612	$12,967	$12,864
10/17	$12,714	$13,270	$12,974
11/17	$13,077	$13,677	$13,348
12/17	$13,020	$13,829	$13,294
1/18	$13,356	$14,621	$13,641
2/18	$12,833	$14,082	$13,113
3/18	$12,991	$13,724	$13,283
4/18	$13,098	$13,777	$13,397
5/18	$13,886	$14,108	$14,211
6/18	$13,978	$14,195	$14,312
7/18	$14,220	$14,724	$14,562
8/18	$14,829	$15,203	$15,190
9/18	$14,464	$15,290	$14,824
10/18	$12,887	$14,245	$13,214
11/18	$13,090	$14,535	$13,424
12/18	$11,528	$13,223	$11,830
1/19	$12,819	$14,282	$13,160
2/19	$13,481	$14,741	$13,845
3/19	$13,190	$15,027	$13,555
4/19	$13,634	$15,636	$14,015
5/19	$12,566	$14,642	$12,925
6/19	$13,447	$15,674	$13,839
7/19	$13,522	$15,899	$13,918
8/19	$12,849	$15,648	$13,231
9/19	$13,111	$15,940	$13,507
10/19	$13,451	$16,286	$13,862
11/19	$13,997	$16,877	$14,433
12/19	$14,389	$17,386	$14,849
1/20	$13,920	$17,379	$14,373
2/20	$12,739	$15,949	$13,163
3/20	$9,973	$13,979	$10,303
4/20	$11,338	$15,771	$11,718
5/20	$12,067	$16,522	$12,481
6/20	$12,483	$16,850	$12,922
7/20	$12,827	$17,801	$13,280
8/20	$13,546	$19,080	$14,028
9/20	$13,089	$18,355	$13,559
10/20	$13,362	$17,867	$13,843
11/20	$15,820	$19,823	$16,395
12/20	$17,182	$20,585	$17,813
1/21	$18,038	$20,377	$18,709
2/21	$19,157	$20,939	$19,876
3/21	$19,348	$21,856	$20,075
4/21	$19,740	$23,022	$20,497
5/21	$19,778	$23,183	$20,539
6/21	$20,144	$23,724	$20,937
7/21	$19,412	$24,288	$20,181
8/21	$19,836	$25,026	$20,632
9/21	$19,249	$23,863	$20,024
10/21	$20,058	$25,534	$20,876
11/21	$19,217	$25,357	$20,006
12/21	$19,640	$26,494	$20,453
1/22	$17,755	$25,123	$18,484
2/22	$17,938	$24,371	$18,681
3/22	$18,152	$25,276	$18,914
4/22	$16,354	$23,071	$17,039
5/22	$16,376	$23,114	$17,065
6/22	$15,023	$21,206	$15,661
7/22	$16,583	$23,161	$17,296
8/22	$16,235	$22,217	$16,942
9/22	$14,673	$20,170	$15,319
10/22	$16,285	$21,804	$17,005
11/22	$16,667	$23,022	$17,402
12/22	$15,581	$21,696	$16,273
1/23	$17,088	$23,059	$17,859
2/23	$16,799	$22,496	$17,557
3/23	$15,996	$23,322	$16,718
4/23	$15,704	$23,686	$16,418
5/23	$15,545	$23,789	$16,266
6/23	$16,802	$25,361	$17,589
7/23	$17,805	$26,176	$18,664
8/23	$16,913	$25,759	$17,731
9/23	$15,914	$24,531	$16,687
10/23	$14,824	$24,015	$15,549
11/23	$16,162	$26,208	$16,956
12/23	$18,130	$27,399	$19,028
1/24	$17,420	$27,859	$18,288
2/24	$18,399	$29,347	$19,322
3/24	$19,052	$30,291	$20,013
4/24	$17,709	$29,054	$18,605
5/24	$18,588	$30,494	$19,538
6/24	$18,408	$31,589	$19,357
7/24	$20,275	$31,973	$21,324
8/24	$19,963	$32,749	$21,006
9/24	$20,094	$33,448	$21,152
10/24	$19,795	$33,145	$20,847
11/24	$21,952	$35,090	$23,134
12/24	$20,121	$34,254	$21,223

Average Annual Total Returns (%)Footnote Reference1

Fund	1 Year	5 Years	10 Years
Class F	11.00%	6.93%	7.24%
S&P 500® Index	25.02%	14.51%	13.09%
Russell 2000® Index	11.54%	7.40%	7.81%
Footnote	Description
Footnote[1]	In accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market, the Fund's primary prospectus benchmark changed to the S&P 500® Index effective May 1, 2024.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. Performance prior to December 31, 2016 is that of the Fund's former investment adviser.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$288,966,785
# of Portfolio Holdings	1,990
Portfolio Turnover Rate	20%
Total Advisory Fees Paid	$226,368

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Financials 17.2%
Industrials 16.6%
Health Care 15.0%
Information Technology 12.8%
Consumer Discretionary 9.0%
Real Estate 5.7%
Short-Term Investments 5.0%
Energy 4.8%
Materials 4.0%
Consumer Staples 2.6%
Utilities 2.5%
Communication Services 2.5%
Exchange-Traded Funds 2.3%

Value	Value
Exchange-Traded Funds	2.3%
Communication Services	2.5%
Utilities	2.5%
Consumer Staples	2.6%
Materials	4.0%
Energy	4.8%
Short-Term Investments	5.0%
Real Estate	5.7%
Consumer Discretionary	9.0%
Information Technology	12.8%
Health Care	15.0%
Industrials	16.6%
Financials	17.2%

Top Ten Holdings (% of total investments)Footnote Referencea

iShares Russell 2000 ETF	2.3%
FTAI Aviation Ltd.	0.5%
Sprouts Farmers Market, Inc.	0.4%
Insmed, Inc.	0.4%
Vaxcyte, Inc.	0.4%
Credo Technology Group Holding Ltd.	0.3%
Applied Industrial Technologies, Inc.	0.3%
Mueller Industries, Inc.	0.3%
Rocket Lab USA, Inc.	0.3%
Fluor Corp.	0.3%
Total	5.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Changes

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.eatonvance.com/variable-portfolios.php or upon request by contacting us at 1-800-368-2745.

Effective May 1, 2024, the name of CVT Russell 2000® Small Cap Index Portfolio was changed from Calvert VP Russell 2000® Small Cap Index Portfolio and the name of Calvert Variable Trust, Inc. was changed from Calvert Variable Products, Inc.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/variable-portfolios.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2024

CVPRSF-TSR-AR

CVT Russell 2000® Small Cap Index Portfolio

Class I CVPRSI

Annual Shareholder Report December 31, 2024

This annual shareholder report contains important information about the CVT Russell 2000® Small Cap Index Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.eatonvance.com/variable-portfolios.php. You can also request this information by contacting us at 1-800-368-2745.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$41	0.39%
Footnote	Description
Footnote[1]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance of the Fund and the Russell 2000® Index (the Index):

↓ The energy sector ― the weakest-performing market within the Index ― reported negative returns during the period

↓ The health care and materials sectors were among the weakest market performers during the period

↑ Ten of the 11 market sectors within the Index posted positive returns during the period ― led by the information technology (IT), consumer staples, and industrials sectors

↑ The top-five performing sectors within the Index reported double-digit returns during the period

↑ By period-end, the financials, industrials, health care, and IT sectors held the largest weights within the Index by sector

↑ The Fund’s use of derivatives contributed to absolute returns during the period

• The Index is unmanaged, and returns do not reflect fees or operating expenses

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class I	S&P 500® Index	Russell 2000® Index
12/14	$10,000	$10,000	$10,000
1/15	$9,669	$9,700	$9,678
2/15	$10,240	$10,257	$10,253
3/15	$10,411	$10,095	$10,432
4/15	$10,138	$10,192	$10,165
5/15	$10,361	$10,323	$10,398
6/15	$10,430	$10,123	$10,475
7/15	$10,298	$10,335	$10,354
8/15	$9,647	$9,712	$9,703
9/15	$9,168	$9,471	$9,227
10/15	$9,680	$10,270	$9,747
11/15	$9,987	$10,301	$10,064
12/15	$9,481	$10,138	$9,559
1/16	$8,645	$9,635	$8,718
2/16	$8,642	$9,622	$8,718
3/16	$9,330	$10,275	$9,413
4/16	$9,474	$10,315	$9,561
5/16	$9,681	$10,500	$9,777
6/16	$9,678	$10,527	$9,770
7/16	$10,254	$10,915	$10,354
8/16	$10,432	$10,931	$10,537
9/16	$10,542	$10,933	$10,654
10/16	$10,042	$10,733	$10,148
11/16	$11,160	$11,131	$11,279
12/16	$11,465	$11,351	$11,595
1/17	$11,509	$11,566	$11,641
2/17	$11,730	$12,025	$11,866
3/17	$11,742	$12,039	$11,881
4/17	$11,869	$12,163	$12,012
5/17	$11,626	$12,334	$11,767
6/17	$12,022	$12,411	$12,174
7/17	$12,111	$12,667	$12,264
8/17	$11,952	$12,705	$12,108
9/17	$12,696	$12,967	$12,864
10/17	$12,799	$13,270	$12,974
11/17	$13,167	$13,677	$13,348
12/17	$13,113	$13,829	$13,294
1/18	$13,455	$14,621	$13,641
2/18	$12,929	$14,082	$13,113
3/18	$13,091	$13,724	$13,283
4/18	$13,202	$13,777	$13,397
5/18	$13,998	$14,108	$14,211
6/18	$14,095	$14,195	$14,312
7/18	$14,343	$14,724	$14,562
8/18	$14,961	$15,203	$15,190
9/18	$14,596	$15,290	$14,824
10/18	$13,006	$14,245	$13,214
11/18	$13,214	$14,535	$13,424
12/18	$11,641	$13,223	$11,830
1/19	$12,947	$14,282	$13,160
2/19	$13,616	$14,741	$13,845
3/19	$13,324	$15,027	$13,555
4/19	$13,778	$15,636	$14,015
5/19	$12,702	$14,642	$12,925
6/19	$13,593	$15,674	$13,839
7/19	$13,672	$15,899	$13,918
8/19	$12,992	$15,648	$13,231
9/19	$13,261	$15,940	$13,507
10/19	$13,607	$16,286	$13,862
11/19	$14,160	$16,877	$14,433
12/19	$14,560	$17,386	$14,849
1/20	$14,088	$17,379	$14,373
2/20	$12,895	$15,949	$13,163
3/20	$10,095	$13,979	$10,303
4/20	$11,479	$15,771	$11,718
5/20	$12,220	$16,522	$12,481
6/20	$12,643	$16,850	$12,922
7/20	$12,994	$17,801	$13,280
8/20	$13,724	$19,080	$14,028
9/20	$13,265	$18,355	$13,559
10/20	$13,542	$17,867	$13,843
11/20	$16,038	$19,823	$16,395
12/20	$17,420	$20,585	$17,813
1/21	$18,290	$20,377	$18,709
2/21	$19,427	$20,939	$19,876
3/21	$19,625	$21,856	$20,075
4/21	$20,027	$23,022	$20,497
5/21	$20,067	$23,183	$20,539
6/21	$20,444	$23,724	$20,937
7/21	$19,702	$24,288	$20,181
8/21	$20,136	$25,026	$20,632
9/21	$19,543	$23,863	$20,024
10/21	$20,371	$25,534	$20,876
11/21	$19,517	$25,357	$20,006
12/21	$19,951	$26,494	$20,453
1/22	$18,039	$25,123	$18,484
2/22	$18,226	$24,371	$18,681
3/22	$18,449	$25,276	$18,914
4/22	$16,623	$23,071	$17,039
5/22	$16,649	$23,114	$17,065
6/22	$15,275	$21,206	$15,661
7/22	$16,864	$23,161	$17,296
8/22	$16,513	$22,217	$16,942
9/22	$14,926	$20,170	$15,319
10/22	$16,569	$21,804	$17,005
11/22	$16,962	$23,022	$17,402
12/22	$15,858	$21,696	$16,273
1/23	$17,396	$23,059	$17,859
2/23	$17,106	$22,496	$17,557
3/23	$16,289	$23,322	$16,718
4/23	$15,995	$23,686	$16,418
5/23	$15,837	$23,789	$16,266
6/23	$17,118	$25,361	$17,589
7/23	$18,144	$26,176	$18,664
8/23	$17,237	$25,759	$17,731
9/23	$16,223	$24,531	$16,687
10/23	$15,115	$24,015	$15,549
11/23	$16,480	$26,208	$16,956
12/23	$18,490	$27,399	$19,028
1/24	$17,769	$27,859	$18,288
2/24	$18,771	$29,347	$19,322
3/24	$19,440	$30,291	$20,013
4/24	$18,073	$29,054	$18,605
5/24	$18,975	$30,494	$19,538
6/24	$18,791	$31,589	$19,357
7/24	$20,704	$31,973	$21,324
8/24	$20,386	$32,749	$21,006
9/24	$20,525	$33,448	$21,152
10/24	$20,222	$33,145	$20,847
11/24	$22,430	$35,090	$23,134
12/24	$20,563	$34,254	$21,223

Average Annual Total Returns (%)Footnote Reference1

Fund	1 Year	5 Years	10 Years
Class I	11.23%	7.14%	7.47%
S&P 500® Index	25.02%	14.51%	13.09%
Russell 2000® Index	11.54%	7.40%	7.81%
Footnote	Description
Footnote[1]	In accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market, the Fund's primary prospectus benchmark changed to the S&P 500® Index effective May 1, 2024.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. Performance prior to December 31, 2016 is that of the Fund's former investment adviser.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$288,966,785
# of Portfolio Holdings	1,990
Portfolio Turnover Rate	20%
Total Advisory Fees Paid	$226,368

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Exchange-Traded Funds	2.3%
Communication Services	2.5%
Utilities	2.5%
Consumer Staples	2.6%
Materials	4.0%
Energy	4.8%
Short-Term Investments	5.0%
Real Estate	5.7%
Consumer Discretionary	9.0%
Information Technology	12.8%
Health Care	15.0%
Industrials	16.6%
Financials	17.2%

Top Ten Holdings (% of total investments)Footnote Referencea

iShares Russell 2000 ETF	2.3%
FTAI Aviation Ltd.	0.5%
Sprouts Farmers Market, Inc.	0.4%
Insmed, Inc.	0.4%
Vaxcyte, Inc.	0.4%
Credo Technology Group Holding Ltd.	0.3%
Applied Industrial Technologies, Inc.	0.3%
Mueller Industries, Inc.	0.3%
Rocket Lab USA, Inc.	0.3%
Fluor Corp.	0.3%
Total	5.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Changes

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.eatonvance.com/variable-portfolios.php or upon request by contacting us at 1-800-368-2745.

Effective May 1, 2024, the name of CVT Russell 2000® Small Cap Index Portfolio was changed from Calvert VP Russell 2000® Small Cap Index Portfolio and the name of Calvert Variable Trust, Inc. was changed from Calvert Variable Products, Inc.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/variable-portfolios.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2024

CVPRSI-TSR-AR

CVT S&P 500® Index Portfolio

CVPSPF

Annual Shareholder Report December 31, 2024

This annual shareholder report contains important information about the CVT S&P 500® Index Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.eatonvance.com/variable-portfolios.php. You can also request this information by contacting us at 1-800-368-2745.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?Footnote Reference1

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CVT S&P 500® Index Portfolio	$31	0.28%
Footnote	Description
Footnote[1]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance of the Fund and the S&P 500® Index (the Index):

↓ The materials sector ― the weakest-performing market within the Index ― reported negative returns during the period

↓ The health care, real estate, and energy sectors were among the weakest performers during the period, with each market generating single-digit returns

↑ Ten of the 11 market sectors within the Index reported positive returns during the period ― with seven of those sectors reporting double-digit performances

↑ Communication services, information technology (IT), consumer discretionary, and financials were the best-performing sectors within the Index during the period

↑ By period-end, the IT, financials, consumer discretionary, and health care sectors held the largest weights within the Index by sector

↑ The Fund’s use of derivatives contributed to absolute returns during the period

● The Index is unmanaged, and returns do not reflect fees or operating expenses

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	CVT S&P 500® Index Portfolio	S&P 500® Index
12/14	$10,000	$10,000
1/15	$9,696	$9,700
2/15	$10,250	$10,257
3/15	$10,085	$10,095
4/15	$10,179	$10,192
5/15	$10,306	$10,323
6/15	$10,102	$10,123
7/15	$10,312	$10,335
8/15	$9,686	$9,712
9/15	$9,442	$9,471
10/15	$10,237	$10,270
11/15	$10,264	$10,301
12/15	$10,098	$10,138
1/16	$9,592	$9,635
2/16	$9,580	$9,622
3/16	$10,227	$10,275
4/16	$10,263	$10,315
5/16	$10,444	$10,500
6/16	$10,471	$10,527
7/16	$10,853	$10,915
8/16	$10,865	$10,931
9/16	$10,862	$10,933
10/16	$10,660	$10,733
11/16	$11,053	$11,131
12/16	$11,268	$11,351
1/17	$11,477	$11,566
2/17	$11,931	$12,025
3/17	$11,941	$12,039
4/17	$12,062	$12,163
5/17	$12,228	$12,334
6/17	$12,302	$12,411
7/17	$12,551	$12,667
8/17	$12,585	$12,705
9/17	$12,843	$12,967
10/17	$13,138	$13,270
11/17	$13,539	$13,677
12/17	$13,685	$13,829
1/18	$14,466	$14,621
2/18	$13,928	$14,082
3/18	$13,568	$13,724
4/18	$13,615	$13,777
5/18	$13,939	$14,108
6/18	$14,021	$14,195
7/18	$14,540	$14,724
8/18	$15,009	$15,203
9/18	$15,090	$15,290
10/18	$14,054	$14,245
11/18	$14,337	$14,535
12/18	$13,037	$13,223
1/19	$14,082	$14,282
2/19	$14,531	$14,741
3/19	$14,809	$15,027
4/19	$15,406	$15,636
5/19	$14,422	$14,642
6/19	$15,436	$15,674
7/19	$15,655	$15,899
8/19	$15,400	$15,648
9/19	$15,687	$15,940
10/19	$16,022	$16,286
11/19	$16,601	$16,877
12/19	$17,098	$17,386
1/20	$17,085	$17,379
2/20	$15,672	$15,949
3/20	$13,731	$13,979
4/20	$15,492	$15,771
5/20	$16,228	$16,522
6/20	$16,544	$16,850
7/20	$17,475	$17,801
8/20	$18,726	$19,080
9/20	$18,012	$18,355
10/20	$17,530	$17,867
11/20	$19,449	$19,823
12/20	$20,192	$20,585
1/21	$19,986	$20,377
2/21	$20,535	$20,939
3/21	$21,434	$21,856
4/21	$22,575	$23,022
5/21	$22,725	$23,183
6/21	$23,250	$23,724
7/21	$23,796	$24,288
8/21	$24,513	$25,026
9/21	$23,367	$23,863
10/21	$24,999	$25,534
11/21	$24,820	$25,357
12/21	$25,929	$26,494
1/22	$24,583	$25,123
2/22	$23,844	$24,371
3/22	$24,724	$25,276
4/22	$22,563	$23,071
5/22	$22,600	$23,114
6/22	$20,726	$21,206
7/22	$22,633	$23,161
8/22	$21,703	$22,217
9/22	$19,700	$20,170
10/22	$21,290	$21,804
11/22	$22,475	$23,022
12/22	$21,173	$21,696
1/23	$22,502	$23,059
2/23	$21,948	$22,496
3/23	$22,746	$23,322
4/23	$23,095	$23,686
5/23	$23,188	$23,789
6/23	$24,714	$25,361
7/23	$25,503	$26,176
8/23	$25,091	$25,759
9/23	$23,886	$24,531
10/23	$23,376	$24,015
11/23	$25,506	$26,208
12/23	$26,662	$27,399
1/24	$27,101	$27,859
2/24	$28,540	$29,347
3/24	$29,453	$30,291
4/24	$28,240	$29,054
5/24	$29,633	$30,494
6/24	$30,686	$31,589
7/24	$31,053	$31,973
8/24	$31,800	$32,749
9/24	$32,472	$33,448
10/24	$32,170	$33,145
11/24	$34,051	$35,090
12/24	$33,233	$34,254

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
CVT S&P 500® Index Portfolio	24.63%	14.20%	12.75%
S&P 500® Index	25.02%	14.51%	13.09%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. Performance prior to December 31, 2016 is that of the Fund's former investment adviser.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$516,945,370
# of Portfolio Holdings	507
Portfolio Turnover Rate	5%
Total Advisory Fees Paid	$132,215

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Information Technology 30.6%
Financials 12.8%
Consumer Discretionary 10.5%
Health Care 9.5%
Communication Services 8.8%
Industrials 7.7%
Consumer Staples 5.2%
Exchange-Traded Funds 3.1%
Energy 3.0%
Short-Term Investments 2.8%
Utilities 2.2%
Real Estate 2.0%
Materials 1.8%

Value	Value
Materials	1.8%
Real Estate	2.0%
Utilities	2.2%
Short-Term Investments	2.8%
Energy	3.0%
Exchange-Traded Funds	3.1%
Consumer Staples	5.2%
Industrials	7.7%
Communication Services	8.8%
Health Care	9.5%
Consumer Discretionary	10.5%
Financials	12.8%
Information Technology	30.6%

Top Ten Holdings (% of total investments)Footnote Referencea

Apple, Inc.	7.2%
NVIDIA Corp.	6.2%
Microsoft Corp.	5.9%
Amazon.com, Inc.	3.9%
SPDR S&P 500 ETF Trust	3.1%
Meta Platforms, Inc., Class A	2.4%
Tesla, Inc.	2.1%
Alphabet, Inc., Class A	2.1%
Broadcom, Inc.	2.0%
Alphabet, Inc., Class C	1.7%
Total	36.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Changes

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.eatonvance.com/variable-portfolios.php or upon request by contacting us at 1-800-368-2745.

Effective May 1, 2024, the name of CVT S&P 500® Index Portfolio was changed from Calvert VP S&P 500® Index Portfolio and the name of Calvert Variable Trust, Inc. was changed from Calvert Variable Products, Inc.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/variable-portfolios.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2024

CVPSPF-TSR-AR

CVT S&P MidCap 400® Index Portfolio

Class F CVPSMF

Annual Shareholder Report December 31, 2024

This annual shareholder report contains important information about the CVT S&P MidCap 400® Index Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.eatonvance.com/variable-portfolios.php. You can also request this information by contacting us at 1-800-368-2745.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$57	0.53%
Footnote	Description
Footnote[1]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance of the Fund and the S&P MidCap 400® Index (the Index): ↓ The materials sector ― the weakest-performing market within the Index ― reported negative returns during the period ↓ The communication services, health care, and consumer discretionary sectors were among the weakest performers during the period, with each market generating single-digit returns ↑ Ten of the 11 market sectors within the Index ― led by the utilities and information technology (IT) sectors ― reported positive returns during the period ↑ Among those sectors, the utilities, IT, financials, consumer staples, industrials, and energy sectors reported double-digit returns during the period ↑ By period-end, the industrials, financials, and consumer discretionary sectors held the largest weights within the Index by sector ↑ The Fund’s use of derivatives contributed to absolute returns during the period ● The Index is unmanaged, and returns do not reflect fees or operating expenses

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class F	S&P 500® Index	S&P MidCap 400® Index
12/14	$10,000	$10,000	$10,000
1/15	$9,881	$9,700	$9,888
2/15	$10,382	$10,257	$10,394
3/15	$10,512	$10,095	$10,531
4/15	$10,350	$10,192	$10,374
5/15	$10,527	$10,323	$10,559
6/15	$10,380	$10,123	$10,420
7/15	$10,389	$10,335	$10,434
8/15	$9,803	$9,712	$9,852
9/15	$9,480	$9,471	$9,534
10/15	$10,010	$10,270	$10,072
11/15	$10,138	$10,301	$10,208
12/15	$9,709	$10,138	$9,782
1/16	$9,152	$9,635	$9,226
2/16	$9,276	$9,622	$9,356
3/16	$10,060	$10,275	$10,153
4/16	$10,177	$10,315	$10,277
5/16	$10,405	$10,500	$10,514
6/16	$10,447	$10,527	$10,558
7/16	$10,889	$10,915	$11,011
8/16	$10,936	$10,931	$11,066
9/16	$10,861	$10,933	$10,996
10/16	$10,562	$10,733	$10,702
11/16	$11,403	$11,131	$11,558
12/16	$11,646	$11,351	$11,811
1/17	$11,837	$11,566	$12,009
2/17	$12,142	$12,025	$12,324
3/17	$12,089	$12,039	$12,277
4/17	$12,184	$12,163	$12,379
5/17	$12,119	$12,334	$12,319
6/17	$12,310	$12,411	$12,518
7/17	$12,414	$12,667	$12,629
8/17	$12,218	$12,705	$12,435
9/17	$12,689	$12,967	$12,922
10/17	$12,970	$13,270	$13,214
11/17	$13,443	$13,677	$13,700
12/17	$13,467	$13,829	$13,730
1/18	$13,847	$14,621	$14,124
2/18	$13,226	$14,082	$13,498
3/18	$13,343	$13,724	$13,624
4/18	$13,302	$13,777	$13,588
5/18	$13,846	$14,108	$14,149
6/18	$13,897	$14,195	$14,209
7/18	$14,135	$14,724	$14,459
8/18	$14,581	$15,203	$14,921
9/18	$14,414	$15,290	$14,758
10/18	$13,032	$14,245	$13,349
11/18	$13,434	$14,535	$13,766
12/18	$11,909	$13,223	$12,208
1/19	$13,151	$14,282	$13,485
2/19	$13,704	$14,741	$14,057
3/19	$13,619	$15,027	$13,977
4/19	$14,160	$15,636	$14,539
5/19	$13,024	$14,642	$13,380
6/19	$14,015	$15,674	$14,402
7/19	$14,174	$15,899	$14,574
8/19	$13,572	$15,648	$13,962
9/19	$13,983	$15,940	$14,390
10/19	$14,136	$16,286	$14,553
11/19	$14,551	$16,877	$14,986
12/19	$14,953	$17,386	$15,407
1/20	$14,556	$17,379	$15,004
2/20	$13,167	$15,949	$13,580
3/20	$10,494	$13,979	$10,831
4/20	$11,977	$15,771	$12,367
5/20	$12,849	$16,522	$13,271
6/20	$13,007	$16,850	$13,438
7/20	$13,602	$17,801	$14,058
8/20	$14,075	$19,080	$14,552
9/20	$13,610	$18,355	$14,079
10/20	$13,899	$17,867	$14,385
11/20	$15,879	$19,823	$16,439
12/20	$16,909	$20,585	$17,511
1/21	$17,157	$20,377	$17,774
2/21	$18,320	$20,939	$18,983
3/21	$19,169	$21,856	$19,870
4/21	$20,022	$23,022	$20,764
5/21	$20,053	$23,183	$20,805
6/21	$19,838	$23,724	$20,592
7/21	$19,897	$24,288	$20,663
8/21	$20,277	$25,026	$21,066
9/21	$19,464	$23,863	$20,229
10/21	$20,601	$25,534	$21,420
11/21	$19,988	$25,357	$20,791
12/21	$20,997	$26,494	$21,847
1/22	$19,473	$25,123	$20,272
2/22	$19,680	$24,371	$20,497
3/22	$19,944	$25,276	$20,781
4/22	$18,518	$23,071	$19,304
5/22	$18,650	$23,114	$19,449
6/22	$16,848	$21,206	$17,578
7/22	$18,672	$23,161	$19,485
8/22	$18,083	$22,217	$18,880
9/22	$16,413	$20,170	$17,145
10/22	$18,131	$21,804	$18,948
11/22	$19,232	$23,022	$20,107
12/22	$18,161	$21,696	$18,993
1/23	$19,831	$23,059	$20,746
2/23	$19,467	$22,496	$20,370
3/23	$18,837	$23,322	$19,716
4/23	$18,681	$23,686	$19,562
5/23	$18,076	$23,789	$18,938
6/23	$19,723	$25,361	$20,673
7/23	$20,529	$26,176	$21,526
8/23	$19,926	$25,759	$20,903
9/23	$18,870	$24,531	$19,804
10/23	$17,856	$24,015	$18,747
11/23	$19,368	$26,208	$20,342
12/23	$21,047	$27,399	$22,115
1/24	$20,676	$27,859	$21,737
2/24	$21,895	$29,347	$23,028
3/24	$23,112	$30,291	$24,317
4/24	$21,710	$29,054	$22,853
5/24	$22,655	$30,494	$23,856
6/24	$22,287	$31,589	$23,479
7/24	$23,571	$31,973	$24,842
8/24	$23,539	$32,749	$24,822
9/24	$23,798	$33,448	$25,109
10/24	$23,619	$33,145	$24,932
11/24	$25,689	$35,090	$27,128
12/24	$23,850	$34,254	$25,196

Average Annual Total Returns (%)Footnote Reference1

Fund	1 Year	5 Years	10 Years
Class F	13.29%	9.77%	9.07%
S&P 500® Index	25.02%	14.51%	13.09%
S&P MidCap 400® Index	13.93%	10.33%	9.67%
Footnote	Description
Footnote[1]	In accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market, the Fund's primary prospectus benchmark changed to the S&P 500® Index effective May 1, 2024.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. Performance prior to December 31, 2016 is that of the Fund's former investment adviser.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$606,590,425
# of Portfolio Holdings	404
Portfolio Turnover Rate	16%
Total Advisory Fees Paid	$523,771

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Industrials 20.6%
Financials 17.4%
Consumer Discretionary 13.7%
Information Technology 10.2%
Health Care 9.0%
Real Estate 6.6%
Materials 6.1%
Energy 4.4%
Consumer Staples 4.3%
Utilities 2.5%
Short-Term Investments 2.2%
Exchange-Traded Funds 1.7%
Communication Services 1.3%

Value	Value
Communication Services	1.3%
Exchange-Traded Funds	1.7%
Short-Term Investments	2.2%
Utilities	2.5%
Consumer Staples	4.3%
Energy	4.4%
Materials	6.1%
Real Estate	6.6%
Health Care	9.0%
Information Technology	10.2%
Consumer Discretionary	13.7%
Financials	17.4%
Industrials	20.6%

Top Ten Holdings (% of total investments)Footnote Referencea

SPDR S&P MidCap 400 ETF Trust	1.7%
Williams-Sonoma, Inc.	0.8%
Illumina, Inc.	0.7%
Expand Energy Corp.	0.7%
EMCOR Group, Inc.	0.7%
Interactive Brokers Group, Inc., Class A	0.6%
Pure Storage, Inc., Class A	0.6%
DocuSign, Inc.	0.6%
Burlington Stores, Inc.	0.6%
Carlisle Cos., Inc.	0.6%
Total	7.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Changes

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.eatonvance.com/variable-portfolios.php or upon request by contacting us at 1-800-368-2745.

Effective May 1, 2024, the name of CVT S&P MidCap 400® Index Portfolio was changed from Calvert VP S&P MidCap 400® Index Portfolio and the name of Calvert Variable Trust, Inc. was changed from Calvert Variable Products, Inc.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/variable-portfolios.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2024

CVPSMF-TSR-AR

CVT S&P MidCap 400® Index Portfolio

Class I CVPSMI

Annual Shareholder Report December 31, 2024

This annual shareholder report contains important information about the CVT S&P MidCap 400® Index Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.eatonvance.com/variable-portfolios.php. You can also request this information by contacting us at 1-800-368-2745.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$35	0.33%
Footnote	Description
Footnote[1]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance of the Fund and the S&P MidCap 400® Index (the Index): ↓ The materials sector ― the weakest-performing market within the Index ― reported negative returns during the period ↓ The communication services, health care, and consumer discretionary sectors were among the weakest performers during the period, with each market generating single-digit returns ↑ Ten of the 11 market sectors within the Index ― led by the utilities and information technology (IT) sectors ― reported positive returns during the period ↑ Among those sectors, the utilities, IT, financials, consumer staples, industrials, and energy sectors reported double-digit returns during the period ↑ By period-end, the industrials, financials, and consumer discretionary sectors held the largest weights within the Index by sector ↑ The Fund’s use of derivatives contributed to absolute returns during the period ● The Index is unmanaged, and returns do not reflect fees or operating expenses

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class I	S&P 500® Index	S&P MidCap 400® Index
12/14	$10,000	$10,000	$10,000
1/15	$9,883	$9,700	$9,888
2/15	$10,387	$10,257	$10,394
3/15	$10,518	$10,095	$10,531
4/15	$10,357	$10,192	$10,374
5/15	$10,537	$10,323	$10,559
6/15	$10,393	$10,123	$10,420
7/15	$10,402	$10,335	$10,434
8/15	$9,817	$9,712	$9,852
9/15	$9,496	$9,471	$9,534
10/15	$10,028	$10,270	$10,072
11/15	$10,160	$10,301	$10,208
12/15	$9,733	$10,138	$9,782
1/16	$9,176	$9,635	$9,226
2/16	$9,302	$9,622	$9,356
3/16	$10,090	$10,275	$10,153
4/16	$10,211	$10,315	$10,277
5/16	$10,443	$10,500	$10,514
6/16	$10,486	$10,527	$10,558
7/16	$10,932	$10,915	$11,011
8/16	$10,982	$10,931	$11,066
9/16	$10,908	$10,933	$10,996
10/16	$10,611	$10,733	$10,702
11/16	$11,459	$11,131	$11,558
12/16	$11,705	$11,351	$11,811
1/17	$11,898	$11,566	$12,009
2/17	$12,208	$12,025	$12,324
3/17	$12,156	$12,039	$12,277
4/17	$12,254	$12,163	$12,379
5/17	$12,191	$12,334	$12,319
6/17	$12,386	$12,411	$12,518
7/17	$12,493	$12,667	$12,629
8/17	$12,299	$12,705	$12,435
9/17	$12,775	$12,967	$12,922
10/17	$13,062	$13,270	$13,214
11/17	$13,539	$13,677	$13,700
12/17	$13,564	$13,829	$13,730
1/18	$13,950	$14,621	$14,124
2/18	$13,327	$14,082	$13,498
3/18	$13,449	$13,724	$13,624
4/18	$13,410	$13,777	$13,588
5/18	$13,961	$14,108	$14,149
6/18	$14,015	$14,195	$14,209
7/18	$14,259	$14,724	$14,459
8/18	$14,711	$15,203	$14,921
9/18	$14,545	$15,290	$14,758
10/18	$13,153	$14,245	$13,349
11/18	$13,561	$14,535	$13,766
12/18	$12,027	$13,223	$12,208
1/19	$13,282	$14,282	$13,485
2/19	$13,843	$14,741	$14,057
3/19	$13,762	$15,027	$13,977
4/19	$14,311	$15,636	$14,539
5/19	$13,166	$14,642	$13,380
6/19	$14,169	$15,674	$14,402
7/19	$14,333	$15,899	$14,574
8/19	$13,727	$15,648	$13,962
9/19	$14,145	$15,940	$14,390
10/19	$14,303	$16,286	$14,553
11/19	$14,726	$16,877	$14,986
12/19	$15,137	$17,386	$15,407
1/20	$14,735	$17,379	$15,004
2/20	$13,332	$15,949	$13,580
3/20	$10,629	$13,979	$10,831
4/20	$12,132	$15,771	$12,367
5/20	$13,018	$16,522	$13,271
6/20	$13,181	$16,850	$13,438
7/20	$13,786	$17,801	$14,058
8/20	$14,267	$19,080	$14,552
9/20	$13,798	$18,355	$14,079
10/20	$14,094	$17,867	$14,385
11/20	$16,104	$19,823	$16,439
12/20	$17,153	$20,585	$17,511
1/21	$17,406	$20,377	$17,774
2/21	$18,588	$20,939	$18,983
3/21	$19,450	$21,856	$19,870
4/21	$20,322	$23,022	$20,764
5/21	$20,355	$23,183	$20,805
6/21	$20,141	$23,724	$20,592
7/21	$20,205	$24,288	$20,663
8/21	$20,594	$25,026	$21,066
9/21	$19,771	$23,863	$20,229
10/21	$20,930	$25,534	$21,420
11/21	$20,310	$25,357	$20,791
12/21	$21,339	$26,494	$21,847
1/22	$19,793	$25,123	$20,272
2/22	$20,008	$24,371	$20,497
3/22	$20,279	$25,276	$20,781
4/22	$18,831	$23,071	$19,304
5/22	$18,970	$23,114	$19,449
6/22	$17,140	$21,206	$17,578
7/22	$18,998	$23,161	$19,485
8/22	$18,403	$22,217	$18,880
9/22	$16,706	$20,170	$17,145
10/22	$18,456	$21,804	$18,948
11/22	$19,582	$23,022	$20,107
12/22	$18,494	$21,696	$18,993
1/23	$20,198	$23,059	$20,746
2/23	$19,830	$22,496	$20,370
3/23	$19,191	$23,322	$19,716
4/23	$19,036	$23,686	$19,562
5/23	$18,423	$23,789	$18,938
6/23	$20,105	$25,361	$20,673
7/23	$20,931	$26,176	$21,526
8/23	$20,318	$25,759	$20,903
9/23	$19,245	$24,531	$19,804
10/23	$18,212	$24,015	$18,747
11/23	$19,758	$26,208	$20,342
12/23	$21,475	$27,399	$22,115
1/24	$21,100	$27,859	$21,737
2/24	$22,348	$29,347	$23,028
3/24	$23,594	$30,291	$24,317
4/24	$22,168	$29,054	$22,853
5/24	$23,134	$30,494	$23,856
6/24	$22,762	$31,589	$23,479
7/24	$24,078	$31,973	$24,842
8/24	$24,050	$32,749	$24,822
9/24	$24,319	$33,448	$25,109
10/24	$24,141	$33,145	$24,932
11/24	$26,260	$35,090	$27,128
12/24	$24,376	$34,254	$25,196

Average Annual Total Returns (%)Footnote Reference1

Fund	1 Year	5 Years	10 Years
Class I	13.52%	9.99%	9.31%
S&P 500® Index	25.02%	14.51%	13.09%
S&P MidCap 400® Index	13.93%	10.33%	9.67%
Footnote	Description
Footnote[1]	In accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market, the Fund's primary prospectus benchmark changed to the S&P 500® Index effective May 1, 2024.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. Performance prior to December 31, 2016 is that of the Fund's former investment adviser.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$606,590,425
# of Portfolio Holdings	404
Portfolio Turnover Rate	16%
Total Advisory Fees Paid	$523,771

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Communication Services	1.3%
Exchange-Traded Funds	1.7%
Short-Term Investments	2.2%
Utilities	2.5%
Consumer Staples	4.3%
Energy	4.4%
Materials	6.1%
Real Estate	6.6%
Health Care	9.0%
Information Technology	10.2%
Consumer Discretionary	13.7%
Financials	17.4%
Industrials	20.6%

Top Ten Holdings (% of total investments)Footnote Referencea

SPDR S&P MidCap 400 ETF Trust	1.7%
Williams-Sonoma, Inc.	0.8%
Illumina, Inc.	0.7%
Expand Energy Corp.	0.7%
EMCOR Group, Inc.	0.7%
Interactive Brokers Group, Inc., Class A	0.6%
Pure Storage, Inc., Class A	0.6%
DocuSign, Inc.	0.6%
Burlington Stores, Inc.	0.6%
Carlisle Cos., Inc.	0.6%
Total	7.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Changes

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.eatonvance.com/variable-portfolios.php or upon request by contacting us at 1-800-368-2745.

Effective May 1, 2024, the name of CVT S&P MidCap 400® Index Portfolio was changed from Calvert VP S&P MidCap 400® Index Portfolio and the name of Calvert Variable Trust, Inc. was changed from Calvert Variable Products, Inc.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/variable-portfolios.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2024

CVPSMI-TSR-AR

CVT Volatility Managed Growth Portfolio

Class F CVPVMG

Annual Shareholder Report December 31, 2024

This annual shareholder report contains important information about the CVT Volatility Managed Growth Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.eatonvance.com/variable-portfolios.php. You can also request this information by contacting us at 1-800-368-2745.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$85	0.80%
Footnote	Description
Footnote[1]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made. Expenses do not include fees and expenses incurred indirectly from investment in the underlying exchange-traded funds.

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the S&P Global LargeMidCap Managed Risk Index - Moderate Aggressive (the Index); and the Growth Portfolio Blended Benchmark (the Secondary Blended Index):

↓ In cumulative terms, the Fund’s exposure to derivatives subtracted 0.72% from performance relative to the Index during the period

↓ In cumulative terms, the Fund’s exposure to derivatives increased realized volatility by 0.89% during the period

↓ While the Fund fell short of its targeted volatility goal of 12.00% during the period, its exposure to derivatives brought the Fund’s realized volatility level closer to its target number

↓ The Fund’s allocations to small-cap stocks and large-cap value stocks detracted from performance relative to the Index during the period

↑ In contrast, although the Fund underperformed the Secondary Blended Index during the period, allocations to large-cap growth stocks ― and to the financials sector ― contributed to Secondary Blended Index-relative returns

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class F	Russell 3000® Index	S&P Global LargeMidCap Managed Risk Index - Moderate Aggressive	Growth Portfolio Blended Benchmark
12/14	$10,000	$10,000	$10,000	$10,000
1/15	$9,880	$9,722	$9,921	$9,907
2/15	$10,265	$10,285	$10,336	$10,307
3/15	$10,187	$10,180	$10,230	$10,233
4/15	$10,247	$10,226	$10,467	$10,300
5/15	$10,313	$10,368	$10,456	$10,368
6/15	$10,114	$10,194	$10,244	$10,181
7/15	$10,253	$10,365	$10,321	$10,347
8/15	$9,614	$9,739	$9,636	$9,836
9/15	$9,482	$9,455	$9,455	$9,608
10/15	$9,843	$10,202	$9,880	$10,192
11/15	$9,831	$10,258	$9,812	$10,193
12/15	$9,649	$10,048	$9,667	$10,048
1/16	$9,375	$9,481	$9,203	$9,613
2/16	$9,356	$9,478	$9,185	$9,594
3/16	$9,747	$10,145	$9,628	$10,139
4/16	$9,783	$10,208	$9,750	$10,223
5/16	$9,869	$10,391	$9,763	$10,324
6/16	$9,759	$10,412	$9,585	$10,341
7/16	$9,984	$10,825	$9,824	$10,691
8/16	$9,984	$10,853	$9,850	$10,692
9/16	$9,966	$10,870	$9,902	$10,714
10/16	$9,771	$10,635	$9,759	$10,508
11/16	$9,991	$11,111	$9,772	$10,693
12/16	$10,186	$11,327	$9,946	$10,893
1/17	$10,350	$11,541	$10,172	$11,067
2/17	$10,613	$11,970	$10,417	$11,362
3/17	$10,655	$11,978	$10,524	$11,408
4/17	$10,771	$12,105	$10,676	$11,542
5/17	$10,881	$12,229	$10,892	$11,694
6/17	$10,973	$12,339	$10,934	$11,758
7/17	$11,155	$12,572	$11,189	$11,956
8/17	$11,155	$12,596	$11,246	$11,991
9/17	$11,381	$12,903	$11,410	$12,194
10/17	$11,558	$13,185	$11,609	$12,380
11/17	$11,805	$13,585	$11,789	$12,629
12/17	$11,910	$13,721	$11,954	$12,743
1/18	$12,342	$14,444	$12,470	$13,194
2/18	$11,725	$13,912	$12,000	$12,756
3/18	$11,583	$13,633	$11,813	$12,604
4/18	$11,546	$13,684	$11,895	$12,664
5/18	$11,719	$14,071	$11,922	$12,861
6/18	$11,737	$14,163	$11,870	$12,903
7/18	$12,027	$14,633	$12,162	$13,207
8/18	$12,262	$15,147	$12,244	$13,465
9/18	$12,239	$15,172	$12,288	$13,468
10/18	$11,454	$14,055	$11,537	$12,688
11/18	$11,547	$14,336	$11,680	$12,871
12/18	$11,017	$13,002	$11,112	$12,079
1/19	$11,435	$14,118	$11,674	$12,887
2/19	$11,716	$14,614	$11,913	$13,204
3/19	$11,859	$14,828	$12,083	$13,399
4/19	$12,227	$15,420	$12,408	$13,770
5/19	$11,635	$14,422	$11,869	$13,195
6/19	$12,252	$15,435	$12,508	$13,896
7/19	$12,321	$15,664	$12,543	$14,002
8/19	$12,084	$15,345	$12,364	$13,867
9/19	$12,289	$15,614	$12,572	$14,069
10/19	$12,496	$15,951	$12,861	$14,340
11/19	$12,806	$16,557	$13,110	$14,673
12/19	$13,135	$17,035	$13,479	$14,996
1/20	$13,028	$17,016	$13,407	$14,997
2/20	$12,250	$15,623	$12,642	$14,075
3/20	$11,573	$13,475	$12,106	$12,533
4/20	$11,877	$15,259	$12,401	$13,709
5/20	$12,073	$16,075	$12,585	$14,250
6/20	$12,104	$16,443	$12,728	$14,545
7/20	$12,389	$17,376	$13,024	$15,139
8/20	$12,857	$18,635	$13,464	$15,879
9/20	$12,509	$17,957	$13,179	$15,458
10/20	$12,266	$17,569	$12,920	$15,133
11/20	$13,019	$19,707	$13,938	$16,658
12/20	$13,418	$20,593	$14,441	$17,237
1/21	$13,341	$20,501	$14,379	$17,140
2/21	$13,572	$21,142	$14,608	$17,486
3/21	$13,919	$21,900	$14,887	$17,912
4/21	$14,383	$23,029	$15,426	$18,617
5/21	$14,486	$23,134	$15,633	$18,780
6/21	$14,672	$23,705	$15,819	$19,058
7/21	$14,897	$24,105	$15,942	$19,339
8/21	$15,212	$24,793	$16,262	$19,724
9/21	$14,575	$23,681	$15,715	$19,040
10/21	$15,313	$25,282	$16,344	$19,915
11/21	$15,040	$24,897	$16,033	$19,592
12/21	$15,547	$25,877	$16,534	$20,265
1/22	$14,826	$24,355	$15,825	$19,273
2/22	$14,514	$23,741	$15,496	$18,868
3/22	$14,637	$24,512	$15,466	$19,200
4/22	$13,832	$22,312	$14,591	$17,842
5/22	$13,858	$22,282	$14,585	$17,837
6/22	$13,286	$20,418	$13,925	$16,605
7/22	$13,845	$22,333	$14,440	$17,770
8/22	$13,481	$21,500	$14,075	$17,119
9/22	$12,714	$19,506	$13,324	$15,723
10/22	$13,097	$21,106	$13,653	$16,591
11/22	$13,574	$22,208	$14,250	$17,544
12/22	$13,224	$20,907	$13,984	$16,903
1/23	$13,769	$22,347	$14,631	$17,960
2/23	$13,460	$21,825	$14,281	$17,533
3/23	$13,782	$22,408	$14,708	$17,944
4/23	$13,937	$22,647	$14,910	$18,160
5/23	$13,829	$22,735	$14,778	$18,014
6/23	$14,495	$24,288	$15,448	$18,887
7/23	$14,912	$25,158	$15,903	$19,393
8/23	$14,549	$24,673	$15,537	$19,012
9/23	$13,870	$23,497	$14,977	$18,244
10/23	$13,496	$22,875	$14,583	$17,774
11/23	$14,544	$25,008	$15,775	$19,231
12/23	$15,295	$26,334	$16,486	$20,188
1/24	$15,287	$26,626	$16,573	$20,290
2/24	$15,815	$28,067	$17,110	$20,954
3/24	$16,290	$28,973	$17,551	$21,508
4/24	$15,599	$27,698	$17,045	$20,708
5/24	$16,246	$29,006	$17,652	$21,515
6/24	$16,469	$29,904	$18,015	$21,903
7/24	$16,967	$30,460	$18,327	$22,400
8/24	$17,138	$31,123	$18,575	$22,912
9/24	$17,420	$31,767	$18,976	$23,307
10/24	$17,040	$31,534	$18,549	$22,871
11/24	$17,844	$33,632	$19,119	$23,812
12/24	$17,154	$32,604	$18,736	$23,159

Average Annual Total Returns (%)Footnote Reference1,Footnote Reference2,Footnote Reference3

Fund	1 Year	5 Years	10 Years
Class F	12.16%	5.48%	5.54%
Russell 3000® Index	23.81%	13.85%	12.53%
S&P Global LargeMidCap Managed Risk Index - Moderate Aggressive	13.65%	6.80%	6.47%
Growth Portfolio Blended Benchmark	14.72%	9.07%	8.75%
Footnote	Description
Footnote[1]	The launch date of the S&P Global LargeMidCap Managed Risk Index - Moderate Aggressive was September 6, 2016; information presented prior to the index launch date is back-tested and not actual performance. Please see the Fund's prospectus for further information.
Footnote[2]	In accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market, the Fund's primary prospectus benchmark changed to the Russell 3000® Index effective May 1, 2024.
Footnote[3]	Growth Portfolio Blended Benchmark is an internally constructed benchmark comprising a blend of 58% Russell 3000® Index, 18% Bloomberg U.S. Aggregate Bond Index, 16% MSCI EAFE Index, 4% ICE BofA 3-Month U.S. Treasury Bill Index, and 4% MSCI USA IMI/Equity REITs Index, which is rebalanced monthly.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. Performance prior to December 31, 2016 is that of the Fund's former investment adviser.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$86,674,166
# of Portfolio Holdings	13
Portfolio Turnover Rate	6%
Total Advisory Fees Paid	$270,132

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Equity Exchange-Traded Funds
77.0%
Fixed Income Exchange -Traded Funds
17.6%
Short-Term Investments
5.4%

Value	Value
Short-Term Investments	5.4%
Fixed Income Exchange -Traded Funds	17.6%
Equity Exchange-Traded Funds	77.0%

Top Ten Holdings (% of total investments)Footnote Referencea

Vanguard S&P 500 ETF	19.6%
iShares S&P 500 Growth ETF	15.8%
iShares Core U.S. Aggregate Bond ETF	15.2%
Vanguard FTSE Developed Markets ETF	14.1%
iShares S&P 500 Value ETF	13.0%
iShares Russell 2000 ETF	4.8%
Vanguard Real Estate ETF	3.9%
iShares Core S&P Mid-Cap ETF	3.4%
iShares iBoxx $ Investment Grade Corporate Bond ETF	2.4%
Vanguard FTSE Emerging Markets ETF	1.8%
Total	94.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Changes

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.eatonvance.com/variable-portfolios.php or upon request by contacting us at 1-800-368-2745.

Effective May 1, 2024, the name of CVT Volatility Managed Growth Portfolio was changed from Calvert VP Volatility Managed Growth Portfolio and the name of Calvert Variable Trust, Inc. was changed from Calvert Variable Products, Inc.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/variable-portfolios.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2024

CVPVMG-TSR-AR

CVT Volatility Managed Moderate Growth Portfolio

Class F CVPVMP

Annual Shareholder Report December 31, 2024

This annual shareholder report contains important information about the CVT Volatility Managed Moderate Growth Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.eatonvance.com/variable-portfolios.php. You can also request this information by contacting us at 1-800-368-2745.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$84	0.80%
Footnote	Description
Footnote[1]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made. Expenses do not include fees and expenses incurred indirectly from investment in the underlying exchange-traded funds.

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the S&P Global LargeMidCap Managed Risk Index - Moderate Conservative (the Index); and the Moderate Growth Portfolio Blended Benchmark (the Secondary Blended Index):

↓ In cumulative terms, the Fund’s exposure to derivatives subtracted 0.61% from performance relative to the Index during the period

↓ In cumulative terms, the Fund’s exposure to derivatives increased realized volatility by 0.66% during the period

↓ While the Fund fell short of its targeted volatility goal of 10.00% during the period, its exposure to derivatives brought the Fund’s realized volatility level closer to its target number

↓ The Fund’s allocations to small-cap stocks and large-cap value stocks detracted from performance relative to the Index during the period

↑ In contrast, although the Fund underperformed the Secondary Blended Index during the period, allocations to large-cap growth stocks ― and to the financials sector ― contributed to Secondary Blended Index-relative returns

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class F	Russell 3000® Index	S&P Global LargeMidCap Managed Risk Index - Moderate Conservative	Moderate Growth Portfolio Blended Benchmark
12/14	$10,000	$10,000	$10,000	$10,000
1/15	$9,938	$9,722	$9,989	$9,962
2/15	$10,272	$10,285	$10,280	$10,271
3/15	$10,204	$10,180	$10,213	$10,220
4/15	$10,259	$10,226	$10,383	$10,269
5/15	$10,302	$10,368	$10,369	$10,320
6/15	$10,117	$10,194	$10,188	$10,149
7/15	$10,253	$10,365	$10,263	$10,295
8/15	$9,722	$9,739	$9,756	$9,881
9/15	$9,593	$9,455	$9,623	$9,708
10/15	$9,957	$10,202	$9,978	$10,185
11/15	$9,944	$10,258	$9,921	$10,181
12/15	$9,771	$10,048	$9,808	$10,057
1/16	$9,508	$9,481	$9,465	$9,730
2/16	$9,502	$9,478	$9,466	$9,727
3/16	$9,902	$10,145	$9,858	$10,190
4/16	$9,964	$10,208	$9,968	$10,266
5/16	$10,046	$10,391	$9,979	$10,348
6/16	$10,052	$10,412	$9,906	$10,395
7/16	$10,301	$10,825	$10,126	$10,691
8/16	$10,301	$10,853	$10,148	$10,690
9/16	$10,314	$10,870	$10,188	$10,708
10/16	$10,114	$10,635	$10,059	$10,527
11/16	$10,270	$11,111	$10,015	$10,631
12/16	$10,433	$11,327	$10,152	$10,794
1/17	$10,583	$11,541	$10,330	$10,938
2/17	$10,821	$11,970	$10,532	$11,187
3/17	$10,852	$11,978	$10,613	$11,223
4/17	$10,964	$12,105	$10,746	$11,346
5/17	$11,071	$12,229	$10,927	$11,483
6/17	$11,152	$12,339	$10,958	$11,532
7/17	$11,315	$12,572	$11,160	$11,699
8/17	$11,327	$12,596	$11,224	$11,746
9/17	$11,509	$12,903	$11,337	$11,897
10/17	$11,654	$13,185	$11,487	$12,045
11/17	$11,856	$13,585	$11,617	$12,238
12/17	$11,951	$13,721	$11,751	$12,338
1/18	$12,286	$14,444	$12,100	$12,667
2/18	$11,768	$13,912	$11,740	$12,306
3/18	$11,673	$13,633	$11,619	$12,201
4/18	$11,616	$13,684	$11,662	$12,231
5/18	$11,800	$14,071	$11,697	$12,401
6/18	$11,812	$14,163	$11,659	$12,430
7/18	$12,046	$14,633	$11,876	$12,667
8/18	$12,249	$15,147	$11,951	$12,882
9/18	$12,217	$15,172	$11,970	$12,870
10/18	$11,529	$14,055	$11,399	$12,248
11/18	$11,619	$14,336	$11,525	$12,404
12/18	$11,152	$13,002	$11,127	$11,829
1/19	$11,574	$14,118	$11,605	$12,491
2/19	$11,814	$14,614	$11,783	$12,739
3/19	$11,976	$14,828	$11,959	$12,935
4/19	$12,288	$15,420	$12,199	$13,226
5/19	$11,801	$14,422	$11,845	$12,822
6/19	$12,379	$15,435	$12,353	$13,404
7/19	$12,437	$15,664	$12,387	$13,492
8/19	$12,320	$15,345	$12,330	$13,450
9/19	$12,496	$15,614	$12,472	$13,595
10/19	$12,702	$15,951	$12,695	$13,815
11/19	$12,955	$16,557	$12,879	$14,073
12/19	$13,222	$17,035	$13,146	$14,323
1/20	$13,182	$17,016	$13,150	$14,374
2/20	$12,501	$15,623	$12,600	$13,708
3/20	$11,807	$13,475	$12,133	$12,482
4/20	$12,141	$15,259	$12,414	$13,470
5/20	$12,361	$16,075	$12,578	$13,912
6/20	$12,421	$16,443	$12,715	$14,161
7/20	$12,722	$17,376	$12,997	$14,667
8/20	$13,149	$18,635	$13,316	$15,227
9/20	$12,848	$17,957	$13,098	$14,899
10/20	$12,601	$17,569	$12,882	$14,634
11/20	$13,370	$19,707	$13,701	$15,853
12/20	$13,727	$20,593	$14,081	$16,302
1/21	$13,658	$20,501	$14,015	$16,207
2/21	$13,850	$21,142	$14,134	$16,428
3/21	$14,118	$21,900	$14,296	$16,712
4/21	$14,524	$23,029	$14,710	$17,266
5/21	$14,640	$23,134	$14,867	$17,399
6/21	$14,825	$23,705	$15,029	$17,629
7/21	$15,038	$24,105	$15,157	$17,875
8/21	$15,306	$24,793	$15,381	$18,156
9/21	$14,729	$23,681	$14,962	$17,619
10/21	$15,357	$25,282	$15,408	$18,272
11/21	$15,128	$24,897	$15,200	$18,042
12/21	$15,600	$25,877	$15,543	$18,531
1/22	$14,968	$24,355	$14,969	$17,726
2/22	$14,656	$23,741	$14,691	$17,389
3/22	$14,684	$24,512	$14,567	$17,546
4/22	$13,914	$22,312	$13,839	$16,418
5/22	$13,935	$22,282	$13,875	$16,436
6/22	$13,435	$20,418	$13,348	$15,471
7/22	$13,949	$22,333	$13,783	$16,418
8/22	$13,567	$21,500	$13,455	$15,847
9/22	$12,846	$19,506	$12,819	$14,679
10/22	$13,125	$21,106	$12,988	$15,300
11/22	$13,590	$22,208	$13,486	$16,114
12/22	$13,321	$20,907	$13,310	$15,626
1/23	$13,866	$22,347	$13,833	$16,504
2/23	$13,546	$21,825	$13,528	$16,110
3/23	$13,888	$22,408	$13,921	$16,492
4/23	$14,026	$22,647	$14,087	$16,672
5/23	$13,924	$22,735	$13,962	$16,532
6/23	$14,462	$24,288	$14,426	$17,169
7/23	$14,796	$25,158	$14,744	$17,540
8/23	$14,498	$24,673	$14,471	$17,241
9/23	$13,888	$23,497	$14,001	$16,600
10/23	$13,530	$22,875	$13,673	$16,207
11/23	$14,474	$25,008	$14,614	$17,415
12/23	$15,158	$26,334	$15,234	$18,237
1/24	$15,134	$26,626	$15,289	$18,306
2/24	$15,527	$28,067	$15,612	$18,743
3/24	$15,928	$28,973	$15,946	$19,177
4/24	$15,307	$27,698	$15,517	$18,514
5/24	$15,873	$29,006	$15,991	$19,154
6/24	$16,078	$29,904	$16,276	$19,467
7/24	$16,541	$30,460	$16,572	$19,907
8/24	$16,746	$31,123	$16,815	$20,326
9/24	$17,013	$31,767	$17,140	$20,660
10/24	$16,632	$31,534	$16,759	$20,254
11/24	$17,296	$33,632	$17,185	$20,968
12/24	$16,699	$32,604	$16,868	$20,443

Average Annual Total Returns (%)Footnote Reference1,Footnote Reference2

Fund	1 Year	5 Years	10 Years
Class F	10.17%	4.77%	5.26%
Russell 3000® Index	23.81%	13.85%	12.53%
S&P Global LargeMidCap Managed Risk Index - Moderate Conservative	10.72%	5.11%	5.36%
Moderate Growth Portfolio Blended Benchmark	12.10%	7.37%	7.41%
Footnote	Description
Footnote[1]	In accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market, the Fund's primary prospectus benchmark changed to the Russell 3000® Index effective May 1, 2024.
Footnote[2]	Moderate Growth Portfolio Blended Benchmark is an internally constructed benchmark comprising a blend of 47% Russell 3000® Index, 33% Bloomberg U.S. Aggregate Bond Index, 13% MSCI EAFE Index, 4% ICE BofA 3-Month U.S. Treasury Bill Index, and 3% MSCI USA IMI/Equity REITs Index, which is rebalanced monthly.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. Performance prior to December 31, 2016 is that of the Fund's former investment adviser.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$59,074,574
# of Portfolio Holdings	13
Portfolio Turnover Rate	7%
Total Advisory Fees Paid	$162,434

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Equity Exchange-Traded Funds
63.6%
Fixed Income Exchange -Traded Funds
33.4%
Short-Term Investments
3.0%

Value	Value
Short-Term Investments	3.0%
Fixed Income Exchange -Traded Funds	33.4%
Equity Exchange-Traded Funds	63.6%

Top Ten Holdings (% of total investments)Footnote Referencea

Vanguard S&P 500 ETF	19.6%
Vanguard Total Bond Market ETF	15.6%
iShares Core U.S. Aggregate Bond ETF	15.4%
Vanguard FTSE Developed Markets ETF	11.5%
iShares S&P 500 Growth ETF	11.0%
iShares S&P 500 Value ETF	9.0%
iShares Russell 2000 ETF	3.7%
Vanguard Real Estate ETF	3.0%
iShares Core S&P Mid-Cap ETF	3.0%
iShares iBoxx $ Investment Grade Corporate Bond ETF	2.4%
Total	94.2%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Changes

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.eatonvance.com/variable-portfolios.php or upon request by contacting us at 1-800-368-2745.

Effective May 1, 2024, the name of CVT Volatility Managed Moderate Growth Portfolio was changed from Calvert VP Volatility Managed Moderate Growth Portfolio and the name of Calvert Variable Trust, Inc. was changed from Calvert Variable Products, Inc.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/variable-portfolios.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2024

CVPVMP-TSR-AR

CVT Volatility Managed Moderate Portfolio

Class F CVPVMM

Annual Shareholder Report December 31, 2024

This annual shareholder report contains important information about the CVT Volatility Managed Moderate Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.eatonvance.com/variable-portfolios.php. You can also request this information by contacting us at 1-800-368-2745.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$83	0.80%
Footnote	Description
Footnote[1]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made. Expenses do not include fees and expenses incurred indirectly from investment in the underlying exchange-traded funds.

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the S&P Global LargeMidCap Managed Risk Index - Conservative (the Index); and the Moderate Portfolio Blended Benchmark (the Secondary Blended Index):

↓ In cumulative terms, the Fund’s exposure to derivatives subtracted 0.75% from performance relative to the Index during the period

↓ In cumulative terms, the Fund’s exposure to derivatives increased realized volatility by 0.28% during the period

↓ While the Fund fell short of its targeted volatility goal of 8.00% during the period, its exposure to derivatives brought the Fund’s realized volatility level closer to its target number

↓ The Fund’s allocations to small-cap stocks and large-cap value stocks detracted from returns relative to the Index during the period

↑ In contrast, although the Fund underperformed the Secondary Blended Index during the period, allocations to large-cap growth stocks ― and to the financials sector ― contributed to Secondary Blended Index-relative returns

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class F	Bloomberg U.S. Universal Index	S&P Global LargeMidCap Managed Risk Index - Conservative	Moderate Portfolio Blended Benchmark
12/14	$10,000	$10,000	$10,000	$10,000
1/15	$9,994	$10,190	$10,022	$10,017
2/15	$10,237	$10,131	$10,252	$10,235
3/15	$10,194	$10,173	$10,203	$10,206
4/15	$10,231	$10,161	$10,341	$10,237
5/15	$10,256	$10,143	$10,325	$10,270
6/15	$10,081	$10,030	$10,160	$10,116
7/15	$10,206	$10,088	$10,233	$10,242
8/15	$9,794	$10,059	$9,815	$9,925
9/15	$9,700	$10,098	$9,707	$9,806
10/15	$10,032	$10,130	$10,025	$10,174
11/15	$10,025	$10,093	$9,975	$10,165
12/15	$9,878	$10,043	$9,875	$10,062
1/16	$9,661	$10,154	$9,605	$9,844
2/16	$9,674	$10,226	$9,617	$9,858
3/16	$10,050	$10,351	$9,983	$10,235
4/16	$10,114	$10,422	$10,080	$10,303
5/16	$10,184	$10,430	$10,089	$10,366
6/16	$10,267	$10,614	$10,071	$10,442
7/16	$10,490	$10,701	$10,281	$10,684
8/16	$10,490	$10,713	$10,297	$10,681
9/16	$10,503	$10,715	$10,330	$10,694
10/16	$10,318	$10,644	$10,208	$10,539
11/16	$10,388	$10,405	$10,134	$10,563
12/16	$10,531	$10,436	$10,252	$10,689
1/17	$10,652	$10,473	$10,406	$10,803
2/17	$10,856	$10,553	$10,585	$11,007
3/17	$10,875	$10,550	$10,652	$11,033
4/17	$10,990	$10,637	$10,776	$11,146
5/17	$11,086	$10,719	$10,940	$11,269
6/17	$11,149	$10,710	$10,965	$11,302
7/17	$11,290	$10,764	$11,140	$11,438
8/17	$11,322	$10,856	$11,208	$11,496
9/17	$11,449	$10,818	$11,295	$11,598
10/17	$11,571	$10,831	$11,421	$11,710
11/17	$11,727	$10,815	$11,526	$11,850
12/17	$11,812	$10,863	$11,646	$11,937
1/18	$12,046	$10,758	$11,914	$12,151
2/18	$11,617	$10,656	$11,605	$11,862
3/18	$11,545	$10,710	$11,515	$11,800
4/18	$11,448	$10,638	$11,539	$11,803
5/18	$11,656	$10,696	$11,579	$11,946
6/18	$11,662	$10,681	$11,547	$11,963
7/18	$11,851	$10,703	$11,727	$12,139
8/18	$12,020	$10,756	$11,798	$12,314
9/18	$11,979	$10,710	$11,804	$12,288
10/18	$11,412	$10,620	$11,323	$11,812
11/18	$11,500	$10,668	$11,444	$11,941
12/18	$11,135	$10,835	$11,130	$11,570
1/19	$11,527	$10,984	$11,565	$12,090
2/19	$11,723	$10,996	$11,714	$12,273
3/19	$11,898	$11,195	$11,892	$12,470
4/19	$12,134	$11,210	$12,091	$12,686
5/19	$11,804	$11,382	$11,827	$12,440
6/19	$12,290	$11,543	$12,270	$12,908
7/19	$12,337	$11,578	$12,304	$12,979
8/19	$12,337	$11,840	$12,303	$13,023
9/19	$12,459	$11,788	$12,412	$13,115
10/19	$12,629	$11,826	$12,603	$13,286
11/19	$12,823	$11,824	$12,754	$13,476
12/19	$13,030	$11,842	$12,972	$13,657
1/20	$13,051	$12,054	$13,012	$13,754
2/20	$12,546	$12,235	$12,573	$13,324
3/20	$11,918	$11,996	$12,138	$12,401
4/20	$12,263	$12,236	$12,406	$13,199
5/20	$12,484	$12,350	$12,559	$13,545
6/20	$12,567	$12,453	$12,690	$13,749
7/20	$12,864	$12,672	$12,961	$14,171
8/20	$13,203	$12,599	$13,216	$14,559
9/20	$12,961	$12,576	$13,035	$14,319
10/20	$12,720	$12,531	$12,843	$14,110
11/20	$13,424	$12,695	$13,553	$15,039
12/20	$13,719	$12,739	$13,870	$15,370
1/21	$13,618	$12,659	$13,802	$15,276
2/21	$13,719	$12,495	$13,869	$15,384
3/21	$13,891	$12,350	$13,973	$15,542
4/21	$14,243	$12,454	$14,328	$15,961
5/21	$14,329	$12,501	$14,460	$16,067
6/21	$14,494	$12,592	$14,612	$16,254
7/21	$14,695	$12,719	$14,741	$16,467
8/21	$14,897	$12,710	$14,919	$16,657
9/21	$14,423	$12,602	$14,561	$16,250
10/21	$14,918	$12,591	$14,921	$16,706
11/21	$14,751	$12,607	$14,760	$16,557
12/21	$15,099	$12,598	$15,029	$16,887
1/22	$14,540	$12,322	$14,520	$16,246
2/22	$14,257	$12,154	$14,268	$15,970
3/22	$14,185	$11,828	$14,099	$15,976
4/22	$13,495	$11,387	$13,452	$15,054
5/22	$13,553	$11,449	$13,510	$15,091
6/22	$13,110	$11,221	$13,049	$14,361
7/22	$13,560	$11,503	$13,440	$15,110
8/22	$13,219	$11,204	$13,133	$14,614
9/22	$12,609	$10,721	$12,556	$13,650
10/22	$12,731	$10,603	$12,645	$14,052
11/22	$13,149	$10,999	$13,092	$14,741
12/22	$12,959	$10,961	$12,963	$14,386
1/23	$13,416	$11,301	$13,420	$15,102
2/23	$13,126	$11,024	$13,141	$14,740
3/23	$13,507	$11,282	$13,509	$15,095
4/23	$13,621	$11,351	$13,657	$15,242
5/23	$13,492	$11,233	$13,536	$15,109
6/23	$13,895	$11,216	$13,904	$15,541
7/23	$14,139	$11,227	$14,160	$15,796
8/23	$13,903	$11,160	$13,929	$15,569
9/23	$13,385	$10,893	$13,502	$15,039
10/23	$13,114	$10,730	$13,217	$14,714
11/23	$13,915	$11,213	$14,007	$15,702
12/23	$14,504	$11,638	$14,582	$16,403
1/24	$14,488	$11,610	$14,623	$16,443
2/24	$14,684	$11,471	$14,850	$16,691
3/24	$14,979	$11,584	$15,135	$17,022
4/24	$14,472	$11,313	$14,743	$16,478
5/24	$14,930	$11,500	$15,155	$16,977
6/24	$15,093	$11,606	$15,405	$17,226
7/24	$15,510	$11,869	$15,692	$17,612
8/24	$15,690	$12,044	$15,915	$17,952
9/24	$15,944	$12,209	$16,206	$18,232
10/24	$15,577	$11,932	$15,848	$17,857
11/24	$16,092	$12,057	$16,208	$18,380
12/24	$15,620	$11,875	$15,921	$17,965

Average Annual Total Returns (%)Footnote Reference1,Footnote Reference2

Fund	1 Year	5 Years	10 Years
Class F	7.70%	3.69%	4.56%
Bloomberg U.S. Universal Index	2.04%	0.06%	1.73%
S&P Global LargeMidCap Managed Risk Index - Conservative	9.18%	4.18%	4.76%
Moderate Portfolio Blended Benchmark	9.52%	5.63%	6.03%
Footnote	Description
Footnote[1]	In accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market, the Fund's primary prospectus benchmark changed to the Bloomberg U.S. Universal Index effective May 1, 2024.
Footnote[2]	Moderate Portfolio Blended Benchmark is an internally constructed benchmark comprising a blend of 48% Bloomberg U.S. Aggregate Bond Index, 36% Russell 3000® Index, 10% MSCI EAFE Index, 4% ICE BofA 3-Month U.S. Treasury Bill Index, and 2% MSCI USA IMI/Equity REITs Index, which is rebalanced monthly.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. Performance prior to December 31, 2016 is that of the Fund's former investment adviser.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$66,089,192
# of Portfolio Holdings	14
Portfolio Turnover Rate	6%
Total Advisory Fees Paid	$191,163

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Equity Exchange-Traded Funds
48.0%
Fixed Income Exchange-Traded Funds
47.8%
Short-Term Investments
4.2%

Value	Value
Short-Term Investments	4.2%
Fixed Income Exchange-Traded Funds	47.8%
Equity Exchange-Traded Funds	48.0%

Top Ten Holdings (% of total investments)Footnote Referencea

iShares Core U.S. Aggregate Bond ETF	22.6%
Vanguard Total Bond Market ETF	22.5%
Vanguard S&P 500 ETF	17.9%
Vanguard FTSE Developed Markets ETF	8.3%
iShares S&P 500 Growth ETF	6.7%
iShares S&P 500 Value ETF	5.1%
iShares Russell 2000 ETF	2.9%
iShares iBoxx $ Investment Grade Corporate Bond ETF	2.7%
iShares Core S&P Mid-Cap ETF	2.4%
Vanguard Real Estate ETF	2.0%
Total	93.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Changes

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.eatonvance.com/variable-portfolios.php or upon request by contacting us at 1-800-368-2745.

Effective May 1, 2024, the name of CVT Volatility Managed Moderate Portfolio was changed from Calvert VP Volatility Managed Moderate Portfolio and the name of Calvert Variable Trust, Inc. was changed from Calvert Variable Products, Inc.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/variable-portfolios.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2024

CVPVMM-TSR-AR

Item 2. Code of Ethics

The registrant (sometimes referred to as the “Fund”) has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-368-2745. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board of Directors has determined that Edward Ramos, an “independent” Director serving on the registrant’s audit committee, is an “audit committee financial expert,” as defined in Item 3 of Form N-CSR. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Directors in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended December 31, 2023 and December 31, 2024 for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by its principal accountant during such periods.

Fiscal Years Ended	12/31/23	%*	12/31/24	%*
Audit Fees	$216,900	0%	$229,200	0%
Audit-Related Fees(1)	$0	0%	$0	0%
Tax Fees(2)	$0	0%	$0	0%
All Other Fees(3)	$0	0%	$0	0%

Total	$216,900	0%	$229,200	0%

*	Percentage of fees approved by the Audit Committee pursuant to (c)(7)(i)(C) of Rule 2-01 of Reg. S-X (statutory de minimis waiver of Committee’s requirement to pre-approve).
(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e) The Audit Committee is required to pre-approve all audit and non-audit services provided to the registrant by the auditors, and to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant. In determining whether to pre-approve non-audit services, the Audit Committee considers whether the services are consistent with maintaining the independence of the auditors. The Committee may delegate its authority to pre-approve certain matters to one or more of its members. In this regard, the Committee has delegated authority jointly to the Audit Committee Chair together with another Committee member with respect to non-audit services not exceeding $25,000 in each instance. In addition, the Committee has pre-approved the retention of the auditors to provide tax-related services related to the tax treatment and tax accounting of newly acquired securities, upon request by the investment adviser in each instance.

(f) Not applicable.

(g) Aggregate non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant:

Fiscal Year ended 12/31/23		Fiscal Year ended 12/31/24
$	%*	$	%*
$52,836	0%	$18,490	0%

*	Percentage of fees approved by the Audit Committee pursuant to (c)(7)(i)(C) of Rule 2-01 of Reg. S-X (statutory de minimis waiver of Committee’s requirement to pre-approve).

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

CVT
S&P MidCap 400® Index Portfolio
(formerly, Calvert VP S&P MidCap 400® Index Portfolio)
Annual Financial Statements and
Additional Information
December 31, 2024

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-368-2745 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Annual Financial Statements and Additional Information December 31, 2024
CVT
S&P MidCap 400® Index Portfolio
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

CVT
S&P MidCap 400® Index Portfolio
December 31, 2024
Schedule of Investments

Common Stocks — 96.2%

Security	Shares	Value
Aerospace & Defense — 1.3%
BWX Technologies, Inc.	18,316	$ 2,040,219
Curtiss-Wright Corp.	7,601	2,697,367
Hexcel Corp.	16,224	1,017,245
Woodward, Inc.	11,949	1,988,553
		$ 7,743,384
Air Freight & Logistics — 0.2%
GXO Logistics, Inc.(1)	23,932	$ 1,041,042
		$ 1,041,042
Automobile Components — 0.8%
Autoliv, Inc.	14,512	$1,361,081
Gentex Corp.	45,554	1,308,766
Goodyear Tire & Rubber Co.(1)	58,471	526,239
Lear Corp.	10,884	1,030,715
Visteon Corp.(1)	5,664	502,510
		$4,729,311
Automobiles — 0.3%
Harley-Davidson, Inc.	22,953	$691,574
Thor Industries, Inc.	10,636	1,017,971
		$1,709,545
Banks — 6.3%
Associated Banc-Corp.	32,231	$770,321
Bank OZK	21,132	941,008
Cadence Bank	36,648	1,262,524
Columbia Banking System, Inc.	41,968	1,133,556
Comerica, Inc.	26,342	1,629,253
Commerce Bancshares, Inc.	24,541	1,529,150
Cullen/Frost Bankers, Inc.	12,845	1,724,441
East West Bancorp, Inc.	27,767	2,658,968
F.N.B. Corp.	72,024	1,064,515
First Financial Bankshares, Inc.	25,762	928,720
First Horizon Corp.	106,184	2,138,546
Flagstar Financial, Inc.(2)	61,146	570,492
Glacier Bancorp, Inc.	22,713	1,140,647
Hancock Whitney Corp.	17,237	943,209
Home BancShares, Inc.	37,031	1,047,977
International Bancshares Corp.	10,715	676,759
Old National Bancorp	63,889	1,386,711
Pinnacle Financial Partners, Inc.	15,329	1,753,484
Prosperity Bancshares, Inc.	19,081	1,437,753
SouthState Corp.	15,281	1,520,154
Synovus Financial Corp.	28,375	1,453,651
Texas Capital Bancshares, Inc.(1)	9,256	723,819
UMB Financial Corp.	8,894	1,003,777
United Bankshares, Inc.	27,021	1,014,638
Security	Shares	Value
Banks (continued)
Valley National Bancorp	96,247	$ 871,998
Webster Financial Corp.	34,333	1,895,868
Western Alliance Bancorp	21,846	1,825,015
Wintrust Financial Corp.	13,318	1,660,888
Zions Bancorp NA	29,586	1,605,040
		$ 38,312,882
Beverages — 0.5%
Boston Beer Co., Inc., Class A(1)	1,723	$ 516,866
Celsius Holdings, Inc.(1)	32,039	843,907
Coca-Cola Consolidated, Inc.	1,181	1,488,048
		$2,848,821
Biotechnology — 2.7%
Arrowhead Pharmaceuticals, Inc.(1)	25,505	$479,494
BioMarin Pharmaceutical, Inc.(1)	38,173	2,509,111
Cytokinetics, Inc.(1)	23,638	1,111,932
Exelixis, Inc.(1)	57,200	1,904,760
Halozyme Therapeutics, Inc.(1)	25,483	1,218,342
Neurocrine Biosciences, Inc.(1)	20,279	2,768,083
Roivant Sciences Ltd.(1)	86,025	1,017,676
Sarepta Therapeutics, Inc.(1)	19,132	2,326,260
United Therapeutics Corp.(1)	8,942	3,155,095
		$16,490,753
Broadline Retail — 0.5%
Macy's, Inc.	55,557	$940,580
Nordstrom, Inc.	19,809	478,388
Ollie's Bargain Outlet Holdings, Inc.(1)	12,288	1,348,362
		$2,767,330
Building Products — 2.5%
AAON, Inc.	13,512	$1,590,092
Advanced Drainage Systems, Inc.	14,132	1,633,659
Carlisle Cos., Inc.	9,054	3,339,478
Fortune Brands Innovations, Inc.	24,882	1,700,187
Owens Corning	17,182	2,926,438
Simpson Manufacturing Co., Inc.	8,445	1,400,434
Trex Co., Inc.(1)	21,461	1,481,453
UFP Industries, Inc.	12,163	1,370,162
		$15,441,903
Capital Markets — 3.6%
Affiliated Managers Group, Inc.	6,117	$1,131,156
Carlyle Group, Inc.	42,269	2,134,162
Evercore, Inc., Class A	7,091	1,965,554
Federated Hermes, Inc.	15,607	641,604
Hamilton Lane, Inc., Class A	8,316	1,231,184
Houlihan Lokey, Inc.	10,733	1,863,893
Interactive Brokers Group, Inc., Class A	21,808	3,852,819

1
See Notes to Financial Statements.

CVT
S&P MidCap 400® Index Portfolio
December 31, 2024
Schedule of Investments — continued

Security	Shares	Value
Capital Markets (continued)
Janus Henderson Group PLC	25,477	$ 1,083,537
Jefferies Financial Group, Inc.	32,517	2,549,333
Morningstar, Inc.	5,411	1,822,208
SEI Investments Co.	19,623	1,618,505
Stifel Financial Corp.	20,501	2,174,746
		$ 22,068,701
Chemicals — 1.9%
Arcadium Lithium PLC(1)	215,444	$ 1,105,228
Ashland, Inc.	9,781	698,950
Avient Corp.	18,300	747,738
Axalta Coating Systems Ltd.(1)	43,677	1,494,627
Cabot Corp.	10,981	1,002,675
Chemours Co.	30,624	517,545
NewMarket Corp.	1,537	812,074
Olin Corp.	23,354	789,365
RPM International, Inc.	25,778	3,172,241
Scotts Miracle-Gro Co.	8,743	580,011
Westlake Corp.	6,703	768,499
		$11,688,953
Commercial Services & Supplies — 1.6%
Brink's Co.	8,742	$810,995
Clean Harbors, Inc.(1)	10,148	2,335,461
MSA Safety, Inc.	7,874	1,305,273
RB Global, Inc.	36,938	3,332,177
Tetra Tech, Inc.	53,623	2,136,340
		$9,920,246
Communications Equipment — 0.6%
Ciena Corp.(1)	28,928	$2,453,384
Lumentum Holdings, Inc.(1)	13,770	1,155,991
		$3,609,375
Construction & Engineering — 2.4%
AECOM	26,853	$2,868,438
Comfort Systems USA, Inc.	7,106	3,013,370
EMCOR Group, Inc.	9,214	4,182,235
Fluor Corp.(1)	34,354	1,694,339
MasTec, Inc.(1)	12,331	1,678,742
Valmont Industries, Inc.	4,013	1,230,667
		$14,667,791
Construction Materials — 0.5%
Eagle Materials, Inc.	6,719	$1,657,980
Knife River Corp.(1)	11,339	1,152,496
		$2,810,476
Consumer Finance — 0.7%
Ally Financial, Inc.	54,930	$1,978,029
Security	Shares	Value
Consumer Finance (continued)
FirstCash Holdings, Inc.	7,931	$ 821,652
SLM Corp.	42,529	1,172,950
		$ 3,972,631
Consumer Staples Distribution & Retail — 2.2%
BJ's Wholesale Club Holdings, Inc.(1)	26,556	$ 2,372,778
Casey's General Stores, Inc.	7,434	2,945,574
Performance Food Group Co.(1)	31,207	2,638,552
Sprouts Farmers Market, Inc.(1)	20,028	2,544,958
U.S. Foods Holding Corp.(1)	46,657	3,147,481
		$13,649,343
Containers & Packaging — 1.5%
AptarGroup, Inc.	13,328	$2,093,829
Berry Global Group, Inc.	22,954	1,484,435
Crown Holdings, Inc.	23,673	1,957,520
Graphic Packaging Holding Co.	60,117	1,632,778
Greif, Inc., Class A	5,295	323,630
Silgan Holdings, Inc.	16,257	846,177
Sonoco Products Co.	19,681	961,417
		$9,299,786
Diversified Consumer Services — 1.3%
Duolingo, Inc.(1)	7,591	$2,461,230
Graham Holdings Co., Class B	675	588,546
Grand Canyon Education, Inc.(1)	5,757	942,997
H&R Block, Inc.	27,450	1,450,458
Service Corp. International	28,969	2,312,305
		$7,755,536
Diversified REITs — 0.4%
W.P. Carey, Inc.	43,834	$2,388,076
		$2,388,076
Diversified Telecommunication Services — 0.4%
Frontier Communications Parent, Inc.(1)	44,390	$1,540,333
Iridium Communications, Inc.	22,803	661,743
		$2,202,076
Electric Utilities — 0.9%
ALLETE, Inc.	11,581	$750,449
IDACORP, Inc.	10,670	1,166,018
OGE Energy Corp.	40,249	1,660,271
Portland General Electric Co.	21,145	922,345
TXNM Energy, Inc.	18,067	888,354
		$5,387,437
Electrical Equipment — 1.4%
Acuity Brands, Inc.	6,122	$1,788,420
EnerSys	7,976	737,222

2
See Notes to Financial Statements.

CVT
S&P MidCap 400® Index Portfolio
December 31, 2024
Schedule of Investments — continued

Security	Shares	Value
Electrical Equipment (continued)
NEXTracker, Inc., Class A(1)	28,771	$ 1,051,004
nVent Electric PLC	33,012	2,250,098
Regal Rexnord Corp.	13,265	2,057,799
Sensata Technologies Holding PLC	29,957	820,822
		$ 8,705,365
Electronic Equipment, Instruments & Components — 2.9%
Arrow Electronics, Inc.(1)	10,534	$ 1,191,606
Avnet, Inc.	17,414	911,101
Belden, Inc.	8,079	909,776
Cognex Corp.	34,354	1,231,934
Coherent Corp.(1)	30,979	2,934,641
Crane NXT Co.	10,079	586,799
Fabrinet(1)	7,264	1,597,208
Flex Ltd.	77,671	2,981,790
IPG Photonics Corp.(1)	5,371	390,579
Littelfuse, Inc.	4,970	1,171,181
Novanta, Inc.(1)	7,195	1,099,180
TD SYNNEX Corp.	15,168	1,778,903
Vontier Corp.	30,084	1,097,164
		$17,881,862
Energy Equipment & Services — 0.6%
ChampionX Corp.	38,156	$1,037,462
NOV, Inc.	77,932	1,137,807
Valaris Ltd.(1)	13,105	579,765
Weatherford International PLC	14,552	1,042,360
		$3,797,394
Entertainment — 0.5%
TKO Group Holdings, Inc.(1)	13,328	$1,894,042
Warner Music Group Corp., Class A	28,363	879,253
		$2,773,295
Financial Services — 1.8%
Equitable Holdings, Inc.	62,760	$2,960,389
Essent Group Ltd.	21,274	1,158,156
Euronet Worldwide, Inc.(1)	8,271	850,590
MGIC Investment Corp.	50,748	1,203,235
Shift4 Payments, Inc., Class A(1)	13,753	1,427,286
Voya Financial, Inc.	19,272	1,326,492
Western Union Co.	67,660	717,196
WEX, Inc.(1)	7,968	1,396,950
		$11,040,294
Food Products — 1.0%
Darling Ingredients, Inc.(1)	31,857	$1,073,263
Flowers Foods, Inc.	39,229	810,471
Ingredion, Inc.	13,051	1,795,296
Lancaster Colony Corp.	3,865	669,186
Security	Shares	Value
Food Products (continued)
Pilgrim's Pride Corp.(1)	8,270	$ 375,375
Post Holdings, Inc.(1)	9,483	1,085,424
		$ 5,809,015
Gas Utilities — 0.9%
National Fuel Gas Co.	18,298	$ 1,110,323
New Jersey Resources Corp.	19,863	926,609
ONE Gas, Inc.	11,348	785,849
Southwest Gas Holdings, Inc.	12,071	853,540
Spire, Inc.	11,567	784,590
UGI Corp.	43,001	1,213,918
		$5,674,829
Ground Transportation — 1.7%
Avis Budget Group, Inc.(1)(2)	3,512	$283,103
Knight-Swift Transportation Holdings, Inc.	32,427	1,719,928
Landstar System, Inc.	7,077	1,216,253
Ryder System, Inc.	8,471	1,328,761
Saia, Inc.(1)	5,327	2,427,674
XPO, Inc.(1)	23,315	3,057,762
		$10,033,481
Health Care Equipment & Supplies — 1.7%
DENTSPLY SIRONA, Inc.	39,815	$755,689
Enovis Corp.(1)	11,458	502,777
Envista Holdings Corp.(1)	34,496	665,428
Globus Medical, Inc., Class A(1)	22,781	1,884,216
Haemonetics Corp.(1)	10,060	785,485
Lantheus Holdings, Inc.(1)	13,926	1,245,820
LivaNova PLC(1)	11,140	515,893
Masimo Corp.(1)	8,901	1,471,335
Neogen Corp.(1)	40,456	491,136
Penumbra, Inc.(1)	7,687	1,825,509
		$10,143,288
Health Care Providers & Services — 1.8%
Acadia Healthcare Co., Inc.(1)	18,604	$737,649
Amedisys, Inc.(1)	6,695	607,839
Chemed Corp.	3,001	1,589,930
Encompass Health Corp.	20,180	1,863,623
Ensign Group, Inc.	11,398	1,514,338
HealthEquity, Inc.(1)	17,491	1,678,262
Option Care Health, Inc.(1)	34,087	790,818
Tenet Healthcare Corp.(1)	19,048	2,404,429
		$11,186,888
Health Care REITs — 0.7%
Healthcare Realty Trust, Inc.	70,982	$1,203,145
Omega Healthcare Investors, Inc.	54,069	2,046,511

3
See Notes to Financial Statements.

CVT
S&P MidCap 400® Index Portfolio
December 31, 2024
Schedule of Investments — continued

Security	Shares	Value
Health Care REITs (continued)
Sabra Health Care REIT, Inc.	48,062	$ 832,434
		$ 4,082,090
Health Care Technology — 0.2%
Doximity, Inc., Class A(1)	25,679	$ 1,371,002
		$ 1,371,002
Hotel & Resort REITs — 0.1%
Park Hotels & Resorts, Inc.	41,342	$ 581,682
		$ 581,682
Hotels, Restaurants & Leisure — 3.2%
Aramark	52,768	$1,968,774
Boyd Gaming Corp.	13,278	963,186
Choice Hotels International, Inc.	4,475	635,361
Churchill Downs, Inc.	14,721	1,965,842
Hilton Grand Vacations, Inc.(1)	12,428	484,071
Hyatt Hotels Corp., Class A	8,471	1,329,778
Light & Wonder, Inc.(1)	17,688	1,527,889
Marriott Vacations Worldwide Corp.	6,433	577,683
Planet Fitness, Inc., Class A(1)	16,861	1,667,047
Texas Roadhouse, Inc.	13,363	2,411,086
Travel & Leisure Co.	13,701	691,216
Vail Resorts, Inc.	7,503	1,406,437
Wendy's Co.	34,297	559,041
Wingstop, Inc.	5,851	1,662,854
Wyndham Hotels & Resorts, Inc.	15,581	1,570,409
		$19,420,674
Household Durables — 1.6%
KB Home	14,108	$927,178
Taylor Morrison Home Corp.(1)	20,726	1,268,638
Tempur Sealy International, Inc.	34,781	1,971,735
Toll Brothers, Inc.	20,224	2,547,213
TopBuild Corp.(1)	5,873	1,828,500
Whirlpool Corp.	11,044	1,264,317
		$9,807,581
Independent Power and Renewable Electricity Producers — 0.1%
Ormat Technologies, Inc.	11,511	$779,525
		$779,525
Industrial REITs — 1.0%
EastGroup Properties, Inc.	9,981	$1,601,851
First Industrial Realty Trust, Inc.	26,509	1,328,896
Rexford Industrial Realty, Inc.	44,463	1,718,939
STAG Industrial, Inc.	36,496	1,234,295
		$5,883,981
Security	Shares	Value
Insurance — 4.4%
American Financial Group, Inc.	14,457	$ 1,979,597
Brighthouse Financial, Inc.(1)	11,888	571,100
CNO Financial Group, Inc.	20,672	769,205
Fidelity National Financial, Inc.	52,068	2,923,097
First American Financial Corp.	20,631	1,288,200
Hanover Insurance Group, Inc.	7,217	1,116,181
Kemper Corp.	12,058	801,134
Kinsale Capital Group, Inc.	4,431	2,060,991
Old Republic International Corp.	46,724	1,690,942
Primerica, Inc.	6,684	1,814,171
Reinsurance Group of America, Inc.	13,192	2,818,207
RenaissanceRe Holdings Ltd.	10,403	2,588,370
RLI Corp.	8,352	1,376,660
Ryan Specialty Holdings, Inc.	21,311	1,367,314
Selective Insurance Group, Inc.	12,177	1,138,793
Unum Group	33,650	2,457,459
		$26,761,421
Interactive Media & Services — 0.1%
ZoomInfo Technologies, Inc.(1)	54,333	$571,040
		$571,040
IT Services — 0.4%
ASGN, Inc.(1)	8,853	$737,809
Kyndryl Holdings, Inc.(1)	46,523	1,609,696
		$2,347,505
Leisure Products — 0.6%
Brunswick Corp.	13,216	$854,811
Mattel, Inc.(1)	67,480	1,196,420
Polaris, Inc.	10,751	619,473
YETI Holdings, Inc.(1)	17,367	668,803
		$3,339,507
Life Sciences Tools & Services — 2.2%
Avantor, Inc.(1)	136,324	$2,872,347
Bio-Rad Laboratories, Inc., Class A(1)	3,857	1,267,063
Bruker Corp.	22,166	1,299,371
Illumina, Inc.(1)	31,767	4,245,024
Medpace Holdings, Inc.(1)	5,105	1,696,034
Repligen Corp.(1)	10,433	1,501,726
Sotera Health Co.(1)	31,379	429,265
		$13,310,830
Machinery — 4.7%
AGCO Corp.	12,409	$1,159,993
Chart Industries, Inc.(1)	8,422	1,607,255
CNH Industrial NV	175,116	1,984,064
Crane Co.	9,744	1,478,652
Donaldson Co., Inc.	23,985	1,615,390

4
See Notes to Financial Statements.

CVT
S&P MidCap 400® Index Portfolio
December 31, 2024
Schedule of Investments — continued

Security	Shares	Value
Machinery (continued)
ESAB Corp.	11,381	$ 1,365,037
Flowserve Corp.	26,314	1,513,581
Graco, Inc.	33,820	2,850,688
ITT, Inc.	16,324	2,332,373
Lincoln Electric Holdings, Inc.	11,302	2,118,786
Middleby Corp.(1)	10,775	1,459,474
Mueller Industries, Inc.	22,781	1,807,900
Oshkosh Corp.	13,032	1,238,952
RBC Bearings, Inc.(1)	6,256	1,871,420
Terex Corp.	13,380	618,424
Timken Co.	12,780	912,109
Toro Co.	20,553	1,646,295
Watts Water Technologies, Inc., Class A	5,484	1,114,897
		$28,695,290
Marine Transportation — 0.2%
Kirby Corp.(1)	11,497	$1,216,383
		$1,216,383
Media — 0.4%
New York Times Co., Class A	32,683	$1,701,150
Nexstar Media Group, Inc.	5,841	922,703
		$2,623,853
Metals & Mining — 2.0%
Alcoa Corp.	51,747	$1,955,002
Carpenter Technology Corp.	9,984	1,694,385
Cleveland-Cliffs, Inc.(1)	96,956	911,386
Commercial Metals Co.	22,816	1,131,674
Reliance, Inc.	10,840	2,918,778
Royal Gold, Inc.	13,171	1,736,596
U.S. Steel Corp.(2)	45,101	1,532,983
		$11,880,804
Mortgage Real Estate Investment Trusts (REITs) — 0.5%
Annaly Capital Management, Inc.	112,275	$2,054,633
Starwood Property Trust, Inc.	64,155	1,215,737
		$3,270,370
Multi-Utilities — 0.2%
Black Hills Corp.	14,310	$837,421
Northwestern Energy Group, Inc.	12,281	656,542
		$1,493,963
Office REITs — 0.7%
COPT Defense Properties	22,526	$697,180
Cousins Properties, Inc.	33,518	1,026,991
Kilroy Realty Corp.	21,280	860,776
Vornado Realty Trust	33,222	1,396,653
		$3,981,600
Security	Shares	Value
Oil, Gas & Consumable Fuels — 3.8%
Antero Midstream Corp.	67,485	$ 1,018,349
Antero Resources Corp.(1)	58,585	2,053,404
Chord Energy Corp.	12,244	1,431,568
Civitas Resources, Inc.	17,785	815,798
CNX Resources Corp.(1)	29,898	1,096,360
DT Midstream, Inc.	19,460	1,934,908
Expand Energy Corp.	42,111	4,192,150
HF Sinclair Corp.	32,033	1,122,757
Matador Resources Co.	23,242	1,307,595
Murphy Oil Corp.	27,459	830,909
Ovintiv, Inc.	52,142	2,111,751
PBF Energy, Inc., Class A	19,600	520,380
Permian Resources Corp.	127,465	1,832,947
Range Resources Corp.	48,333	1,739,021
Viper Energy, Inc.	20,811	1,021,196
		$23,029,093
Paper & Forest Products — 0.2%
Louisiana-Pacific Corp.	12,521	$1,296,550
		$1,296,550
Passenger Airlines — 0.4%
American Airlines Group, Inc.(1)	131,621	$2,294,154
		$2,294,154
Personal Care Products — 0.6%
BellRing Brands, Inc.(1)	25,887	$1,950,326
Coty, Inc., Class A(1)	74,780	520,469
e.l.f. Beauty, Inc.(1)	11,283	1,416,581
		$3,887,376
Pharmaceuticals — 0.4%
Jazz Pharmaceuticals PLC(1)	12,109	$1,491,223
Perrigo Co. PLC	27,326	702,552
		$2,193,775
Professional Services — 2.4%
CACI International, Inc., Class A(1)	4,488	$1,813,421
Concentrix Corp.	9,650	417,555
ExlService Holdings, Inc.(1)	32,224	1,430,101
Exponent, Inc.	10,168	905,969
FTI Consulting, Inc.(1)	7,075	1,352,245
Genpact Ltd.	32,498	1,395,789
Insperity, Inc.	7,113	551,329
KBR, Inc.	26,688	1,546,036
ManpowerGroup, Inc.	9,401	542,626
Maximus, Inc.	12,053	899,756
Parsons Corp.(1)	9,359	863,368
Paylocity Holding Corp.(1)	8,709	1,737,184

5
See Notes to Financial Statements.

CVT
S&P MidCap 400® Index Portfolio
December 31, 2024
Schedule of Investments — continued

Security	Shares	Value
Professional Services (continued)
Science Applications International Corp.	9,919	$ 1,108,746
		$ 14,564,125
Real Estate Management & Development — 0.4%
Jones Lang LaSalle, Inc.(1)	9,503	$ 2,405,589
		$ 2,405,589
Residential REITs — 1.0%
American Homes 4 Rent, Class A	63,540	$ 2,377,667
Equity LifeStyle Properties, Inc.	38,266	2,548,516
Independence Realty Trust, Inc.	45,012	893,038
		$5,819,221
Retail REITs — 1.0%
Agree Realty Corp.	20,598	$1,451,129
Brixmor Property Group, Inc.	60,502	1,684,376
Kite Realty Group Trust	43,998	1,110,509
NNN REIT, Inc.	37,680	1,539,228
		$5,785,242
Semiconductors & Semiconductor Equipment — 2.1%
Allegro MicroSystems, Inc.(1)	26,164	$571,945
Amkor Technology, Inc.	22,738	584,139
Cirrus Logic, Inc.(1)	10,644	1,059,930
Lattice Semiconductor Corp.(1)	27,635	1,565,523
MACOM Technology Solutions Holdings, Inc.(1)	11,601	1,507,086
MKS Instruments, Inc.	13,480	1,407,177
Onto Innovation, Inc.(1)	9,893	1,648,866
Power Integrations, Inc.	11,390	702,763
Rambus, Inc.(1)	21,347	1,128,402
Silicon Laboratories, Inc.(1)	6,499	807,306
Synaptics, Inc.(1)	8,103	618,421
Universal Display Corp.	8,841	1,292,554
		$12,894,112
Software — 3.5%
Altair Engineering, Inc., Class A(1)	11,973	$1,306,374
AppFolio, Inc., Class A(1)	4,623	1,140,587
Aspen Technology, Inc.(1)	5,321	1,328,281
Bill Holdings, Inc.(1)	19,048	1,613,556
Blackbaud, Inc.(1)	7,851	580,346
Commvault Systems, Inc.(1)	8,758	1,321,670
DocuSign, Inc.(1)	40,655	3,656,511
Dolby Laboratories, Inc., Class A	11,953	933,529
Dropbox, Inc., Class A(1)	44,584	1,339,303
Dynatrace, Inc.(1)	59,785	3,249,315
Manhattan Associates, Inc.(1)	12,233	3,305,846
Qualys, Inc.(1)	7,329	1,027,672
Teradata Corp.(1)	19,168	597,083
		$21,400,073
Security	Shares	Value
Specialized REITs — 1.5%
CubeSmart	45,298	$ 1,941,019
EPR Properties	15,169	671,683
Gaming and Leisure Properties, Inc.	54,960	2,646,874
Lamar Advertising Co., Class A	17,614	2,144,328
National Storage Affiliates Trust	14,335	543,440
PotlatchDeltic Corp.	14,368	563,944
Rayonier, Inc.	26,860	701,046
		$ 9,212,334
Specialty Retail — 4.6%
Abercrombie & Fitch Co., Class A(1)	10,231	$1,529,228
AutoNation, Inc.(1)	5,241	890,131
Burlington Stores, Inc.(1)	12,615	3,596,032
Chewy, Inc., Class A(1)	33,022	1,105,907
Dick's Sporting Goods, Inc.	11,586	2,651,340
Five Below, Inc.(1)	11,017	1,156,344
Floor & Decor Holdings, Inc., Class A(1)	21,478	2,141,357
GameStop Corp., Class A(1)	81,385	2,550,606
Gap, Inc.	44,471	1,050,850
Lithia Motors, Inc., Class A	5,335	1,906,889
Murphy USA, Inc.	3,691	1,851,959
Penske Automotive Group, Inc.	3,836	584,760
RH(1)	2,999	1,180,376
Valvoline, Inc.(1)	25,811	933,842
Williams-Sonoma, Inc.	25,305	4,685,980
		$27,815,601
Technology Hardware, Storage & Peripherals — 0.6%
Pure Storage, Inc., Class A(1)	62,354	$3,830,406
		$3,830,406
Textiles, Apparel & Luxury Goods — 1.0%
Capri Holdings Ltd.(1)	24,166	$508,936
Columbia Sportswear Co.	6,415	538,411
Crocs, Inc.(1)	11,674	1,278,653
PVH Corp.	11,179	1,182,179
Skechers USA, Inc., Class A(1)	26,358	1,772,312
Under Armour, Inc., Class A(1)	38,743	320,792
Under Armour, Inc., Class C(1)	26,567	198,190
		$5,799,473
Trading Companies & Distributors — 1.7%
Applied Industrial Technologies, Inc.	7,701	$1,844,158
Core & Main, Inc., Class A(1)	38,586	1,964,413
GATX Corp.	7,118	1,103,005
MSC Industrial Direct Co., Inc., Class A	8,958	669,073
Watsco, Inc.	6,976	3,305,857
WESCO International, Inc.	8,932	1,616,335
		$10,502,841

6
See Notes to Financial Statements.

CVT
S&P MidCap 400® Index Portfolio
December 31, 2024
Schedule of Investments — continued

Security	Shares	Value
Water Utilities — 0.3%
Essential Utilities, Inc.	50,603	$ 1,837,901
		$ 1,837,901
Total Common Stocks (identified cost $387,025,590)		$583,538,076

Exchange-Traded Funds — 1.7%

Security	Shares	Value
Equity Funds — 1.7%
SPDR S&P MidCap 400 ETF Trust	18,000	$ 10,252,440
Total Exchange-Traded Funds (identified cost $9,041,699)		$ 10,252,440

Short-Term Investments — 2.2%
Affiliated Fund — 2.0%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.43%(3)	12,207,731	$ 12,207,731
Total Affiliated Fund (identified cost $12,207,731)		$ 12,207,731
U.S. Treasury Obligations — 0.2%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills, 0.00%, 7/10/25(4)	$1,000	$ 978,552
Total U.S. Treasury Obligations (identified cost $978,322)		$ 978,552
Total Short-Term Investments (identified cost $13,186,053)		$ 13,186,283
Total Investments — 100.1% (identified cost $409,253,342)		$606,976,799
Other Assets, Less Liabilities — (0.1)%		$ (386,374)
Net Assets — 100.0%		$606,590,425

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at December 31, 2024. The aggregate market value of securities on loan at December 31, 2024 was $2,266,515.
(3)	May be deemed to be an affiliated investment company (see Note 9). The rate shown is the annualized seven-day yield as of December 31, 2024.
(4)	Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.

Abbreviations:
REITs	– Real Estate Investment Trusts

7
See Notes to Financial Statements.

CVT
S&P MidCap 400® Index Portfolio
December 31, 2024
Schedule of Investments — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Equity Futures
E-mini S&P MidCap 400 Index	43	Long	3/21/25	$13,530,810	$(257,660)
					$(257,660)
8
See Notes to Financial Statements.

CVT
S&P MidCap 400® Index Portfolio
December 31, 2024
Statement of Assets and Liabilities

December 31, 2024
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $397,045,611) - including $2,266,515 of securities on loan	$594,769,068
Investments in securities of affiliated issuers, at value (identified cost $12,207,731)	12,207,731
Receivable for variation margin on open futures contracts	29,240
Cash	7
Receivable for capital shares sold	76,381
Dividends receivable	610,525
Dividends receivable - affiliated	25,415
Securities lending income receivable	1,208
Receivable from affiliates	49,443
Directors' deferred compensation plan	136,766
Total assets	$607,905,784
Liabilities
Payable for capital shares redeemed	$688,861
Payable to affiliates:
Investment advisory fee	106,178
Administrative fee	64,180
Distribution fees	70,103
Sub-transfer agency fee	245
Directors' deferred compensation plan	136,766
Payable for transfer agency fees and expenses	79,391
Accrued expenses	169,635
Total liabilities	$1,315,359
Net Assets	$606,590,425
Sources of Net Assets
Paid-in capital	$362,776,245
Distributable earnings	243,814,180
Net Assets	$606,590,425
Class I Shares
Net Assets	$208,684,487
Shares Outstanding	1,624,484
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$128.46
Class F Shares
Net Assets	$397,905,938
Shares Outstanding	3,111,390
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$127.89
9
See Notes to Financial Statements.

CVT
S&P MidCap 400® Index Portfolio
December 31, 2024
Statement of Operations

Year Ended
December 31, 2024
Investment Income
Dividend income (net of foreign taxes withheld of $3,344)	$9,217,157
Dividend income - affiliated issuers	349,379
Interest income	87,603
Securities lending income, net	21,737
Total investment income	$9,675,876
Expenses
Investment advisory fee	$1,206,681
Administrative fee	724,009
Distribution fees:
Class F	782,285
Directors' fees and expenses	37,251
Custodian fees	15,825
Transfer agency fees and expenses	385,966
Accounting fees	138,490
Professional fees	56,448
Reports to shareholders	16,938
Miscellaneous	82,324
Total expenses	$3,446,217
Waiver and/or reimbursement of expenses by affiliates	$(682,910)
Net expenses	$2,763,307
Net investment income	$6,912,569
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$38,476,365
Futures contracts	967,270
Net realized gain	$39,443,635
Change in unrealized appreciation (depreciation):
Investment securities	$29,589,640
Futures contracts	(588,140)
Net change in unrealized appreciation (depreciation)	$29,001,500
Net realized and unrealized gain	$68,445,135
Net increase in net assets from operations	$75,357,704
10
See Notes to Financial Statements.

CVT
S&P MidCap 400® Index Portfolio
December 31, 2024
Statements of Changes in Net Assets

	Year Ended December 31,
	2024	2023
Increase (Decrease) in Net Assets
From operations:
Net investment income	$6,912,569	$7,539,190
Net realized gain	39,443,635	24,764,075
Net change in unrealized appreciation (depreciation)	29,001,500	52,395,675
Net increase in net assets from operations	$75,357,704	$84,698,940
Distributions to shareholders:
Class I	$(11,481,733)	$(10,617,174)
Class F	(21,724,848)	(18,518,584)
Total distributions to shareholders	$(33,206,581)	$(29,135,758)
Capital share transactions:
Class I	$(14,883,346)	$(42,888,616)
Class F	1,814,454	10,994,909
Net decrease in net assets from capital share transactions	$(13,068,892)	$(31,893,707)
Net increase in net assets	$29,082,231	$23,669,475
Net Assets
At beginning of year	$577,508,194	$553,838,719
At end of year	$606,590,425	$577,508,194
11
See Notes to Financial Statements.

CVT
S&P MidCap 400® Index Portfolio
December 31, 2024
Financial Highlights

	Class I
	Year Ended December 31,
	2024	2023	2022	2021	2020
Net asset value — Beginning of year	$119.60	$109.06	$144.47	$120.57	$111.74
Income (Loss) From Operations
Net investment income(1)	$1.63	$1.68	$1.75	$1.47	$1.42
Net realized and unrealized gain (loss)	14.51	15.17	(22.25)	27.67	12.48
Total income (loss) from operations	$16.14	$16.85	$(20.50)	$29.14	$13.90
Less Distributions
From net investment income	$(1.58)	$(1.44)	$(1.21)	$(1.19)	$(1.29)
From net realized gain	(5.70)	(4.87)	(13.70)	(4.05)	(3.78)
Total distributions	$(7.28)	$(6.31)	$(14.91)	$(5.24)	$(5.07)
Net asset value — End of year	$128.46	$119.60	$109.06	$144.47	$120.57
Total Return(2)	13.52%	16.12%	(13.33)%	24.41%	13.31%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$208,684	$208,057	$227,923	$293,422	$259,042
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.44%	0.45%	0.44%	0.43%	0.45%
Net expenses	0.33%(4)	0.33%(4)	0.33%(4)	0.33%	0.33%
Net investment income	1.27%	1.47%	1.41%	1.06%	1.40%
Portfolio Turnover	16%	20%	12%	15%	20%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended December 31, 2024, 2023 and 2022).
12
See Notes to Financial Statements.

CVT
S&P MidCap 400® Index Portfolio
December 31, 2024
Financial Highlights — continued

	Class F
	Year Ended December 31,
	2024	2023	2022	2021	2020
Net asset value — Beginning of year	$119.33	$109.04	$144.73	$121.01	$112.35
Income (Loss) From Operations
Net investment income(1)	$1.37	$1.46	$1.51	$1.20	$1.22
Net realized and unrealized gain (loss)	14.47	15.14	(22.29)	27.76	12.51
Total income (loss) from operations	$15.84	$16.60	$(20.78)	$28.96	$13.73
Less Distributions
From net investment income	$(1.58)	$(1.44)	$(1.21)	$(1.19)	$(1.29)
From net realized gain	(5.70)	(4.87)	(13.70)	(4.05)	(3.78)
Total distributions	$(7.28)	$(6.31)	$(14.91)	$(5.24)	$(5.07)
Net asset value — End of year	$127.89	$119.33	$109.04	$144.73	$121.01
Total Return(2)	13.29%	15.89%	(13.51)%	24.17%	13.10%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$397,906	$369,451	$325,916	$387,895	$324,976
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.64%	0.65%	0.64%	0.63%	0.65%
Net expenses	0.53%(4)	0.53%(4)	0.53%(4)	0.53%	0.53%
Net investment income	1.08%	1.28%	1.22%	0.86%	1.20%
Portfolio Turnover	16%	20%	12%	15%	20%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended December 31, 2024, 2023 and 2022).
13
See Notes to Financial Statements.

CVT
S&P MidCap 400® Index Portfolio
December 31, 2024
Notes to Financial Statements

1  Significant Accounting Policies
CVT S&P MidCap 400® Index Portfolio (formerly, Calvert VP S&P MidCap 400® Index Portfolio) (the Fund) is a diversified series of Calvert Variable Trust, Inc. (formerly, Calvert Variable Products, Inc.) (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek investment results that correspond to the total return performance of U.S. common stocks, as represented by the S&P MidCap 400® Index.
Shares of the Fund are sold without sales charge to insurance companies for allocation to certain of their variable separate accounts and to qualified pension and retirement plans and other eligible investors. The Fund offers Class I and Class F shares. Among other things, each class has different: (a) dividend rates due to differences in Distribution Plan expenses and other class-specific expenses; (b) exchange privileges; and (c) class-specific voting rights.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the
Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy.
Short-Term Debt Securities. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued based on valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Other Securities. Exchange-traded funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
14

CVT
S&P MidCap 400® Index Portfolio
December 31, 2024
Notes to Financial Statements — continued

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund's holdings as of December 31, 2024, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$583,538,076(1)	$ —	$ —	$583,538,076
Exchange-Traded Funds	10,252,440	—	—	10,252,440
Short-Term Investments:
Affiliated Fund	12,207,731	—	—	12,207,731
U.S. Treasury Obligations	—	978,552	—	978,552
Total Investments	$605,998,247	$978,552	$ —	$606,976,799
Liability Description
Futures Contracts	$(257,660)	$ —	$ —	$(257,660)
Total	$(257,660)	$ —	$ —	$(257,660)

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Non-cash dividends are recorded at the fair value of the securities received. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.
C  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class.
D  Futures Contracts— The Fund may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade, which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.
E  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. The Fund distributes any net investment income and net realized capital gains at least annually. Both types of distributions are made in shares of the Fund unless an election is made on behalf of a separate account to receive some or all of the distributions in cash. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
F  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
G  Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
15

CVT
S&P MidCap 400® Index Portfolio
December 31, 2024
Notes to Financial Statements — continued

H  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
I  Segment Reporting— During the year ended December 31, 2024, the Fund adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective is included in Note 1. In connection with the adoption of ASU 2023-07, the Fund’s President has been designated as the Fund’s Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund’s single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s Financial Statements.
2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at the annual rate of 0.20% of the Fund’s average daily net assets and is payable monthly. For the year ended December 31, 2024, the investment advisory fee amounted to $1,206,681.
Pursuant to an investment sub-advisory agreement, CRM has delegated the investment management of the Fund to Ameritas Investment Partners, Inc. (AIP). CRM pays AIP a portion of its investment advisory fee for sub-advisory services provided to the Fund.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the year ended December 31, 2024, the investment advisory fee paid was reduced by $10,001 relating to the Fund's investment in the Liquidity Fund.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.33% for Class I and 0.53% for Class F of such class's average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after May 1, 2025. For the year ended December 31, 2024, CRM waived and/or reimbursed expenses of $672,909.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class I and Class F and is payable monthly. For the year ended December 31, 2024, CRM was paid administrative fees of $724,009.
The Fund has in effect a distribution plan for Class F shares (Class F Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class F Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution fee of 0.20% per annum of its average daily net assets attributable to Class F shares for the sale and distribution of Class F shares. Distribution fees paid or accrued for the year ended December 31, 2024 amounted to $782,285 for Class F shares.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended December 31, 2024, sub-transfer agency fees and expenses incurred to EVM amounted to $682 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $250,000, an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $55,000 ($40,000 prior to January 1, 2025) annual fee, Committee chairs receive an additional $20,000 ($15,000 prior to January 1, 2025) annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund’s assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM.
16

CVT
S&P MidCap 400® Index Portfolio
December 31, 2024
Notes to Financial Statements — continued

3  Shareholder Servicing Plan
The Corporation, on behalf of the Fund, has adopted a Shareholder Servicing Plan (Servicing Plan), which permits the Fund to enter into shareholder servicing agreements with intermediaries that maintain accounts in the Fund for the benefit of shareholders. These services may include, but are not limited to, processing purchase and redemption requests, processing dividend payments, and providing account information to shareholders. Under the Servicing Plan, the Fund may make payments at an annual rate of up to 0.11% of its average daily net assets. For the year ended December 31, 2024, expenses incurred under the Servicing Plan amounted to $384,386, of which $108,721 were payable to an affiliate of AIP, and are included in transfer agency fees and expenses on the Statement of Operations. Included in accrued expenses at December 31, 2024 are amounts payable to an affiliate of AIP under the Servicing Plan of $9,224.
4  Investment Activity
During the year ended December 31, 2024, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $94,265,850 and $133,798,503, respectively.
5  Distributions to Shareholders and Income Tax Information
The tax character of distributions declared for the years ended December 31, 2024 and December 31, 2023 was as follows:
	Year Ended December 31,
	2024	2023
Ordinary income	$8,879,292	$6,660,708
Long-term capital gains	$24,327,289	$22,475,050
As of December 31, 2024, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
Undistributed ordinary income	$16,735,198
Undistributed long-term capital gains	29,151,050
Net unrealized appreciation	197,927,932
Distributable earnings	$243,814,180
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at December 31, 2024, as determined on a federal income tax basis, were as follows:
Aggregate cost	$409,048,867
Gross unrealized appreciation	$224,230,707
Gross unrealized depreciation	(26,302,775)
Net unrealized appreciation	$197,927,932
6  Financial Instruments
 A summary of futures contracts outstanding at December 31, 2024 is included in the Schedule of Investments. During the year ended December 31, 2024, the Fund used futures contracts to provide equity market exposure for uncommitted cash balances.
17

CVT
S&P MidCap 400® Index Portfolio
December 31, 2024
Notes to Financial Statements — continued

At December 31, 2024, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk was as follows:
Derivative	Statement of Assets and Liabilities Caption	Assets	Liabilities
Futures contracts	Distributable earnings	$ —	$(257,660)(1)

(1)	Only the current day's variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the year ended December 31, 2024 was as follows:
Statement of Operations Caption
Derivative	Net realized gain (loss): Futures contracts	Change in unrealized appreciation (depreciation): Futures contracts
Futures contracts	$ 967,270	$ (588,140)
The average notional cost of futures contracts (long) outstanding during the year ended December 31, 2024 was approximately $9,792,000.
7  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At December 31, 2024, the total value of securities on loan was $2,266,515 and the total value of collateral received was $2,172,295, comprised of U.S. government and/or agencies securities.
8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 21, 2025. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2024, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings pursuant to its line of credit during the year ended December 31, 2024.
18

CVT
S&P MidCap 400® Index Portfolio
December 31, 2024
Notes to Financial Statements — continued

9  Affiliated Investments
At December 31, 2024, the value of the Fund’s investment in funds that may be deemed to be affiliated was $12,207,731, which represents 2.0% of the Fund’s net assets. Transactions in such investments by the Fund for the year ended December 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$10,638,718	$67,793,880	$(66,224,867)	$ —	$ —	$12,207,731	$349,379	12,207,731
10  Capital Shares
The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 20,000,000 common shares, $0.10 par value, for each Class.
Transactions in capital shares were as follows:
	Year Ended December 31, 2024		Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Class I
Shares sold	55,213	$7,072,882	89,851	$10,315,554
Reinvestment of distributions	89,701	11,481,733	98,912	10,617,174
Shares redeemed	(260,030)	(33,437,961)	(539,062)	(63,821,344)
Net decrease	(115,116)	$(14,883,346)	(350,299)	$(42,888,616)
Class F
Shares sold	111,180	$14,178,894	166,683	$19,117,420
Reinvestment of distributions	170,418	21,724,848	172,829	18,518,584
Shares redeemed	(266,260)	(34,089,288)	(232,414)	(26,641,095)
Net increase	15,338	$1,814,454	107,098	$10,994,909
At December 31, 2024, separate accounts of an insurance company that is an affiliate of AIP and a separate account of another insurance company owned 24.0% and 52.3%, respectively, of the value of the outstanding shares of the Fund.
11  Name Change
Effective May 1, 2024, the name of the Fund was changed from Calvert VP S&P MidCap 400® Index Portfolio and the name of the Corporation was changed from Calvert Variable Products, Inc.
19

CVT
S&P MidCap 400® Index Portfolio
December 31, 2024
Report of Independent Registered Public Accounting Firm

To the Board of Directors of Calvert Variable Trust, Inc. and Shareholders of CVT S&P MidCap 400® Index Portfolio:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of CVT S&P MidCap 400® Index Portfolio (formerly, Calvert VP S&P MidCap 400® Index Portfolio) (the “Fund”) (one of the funds constituting Calvert Variable Trust, Inc. (formerly, Calvert Variable Products, Inc.)), including the schedule of investments, as of December 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. The financial highlights for the year ended December 31, 2020 were audited by other auditors whose report, dated February 18, 2021, expressed an unqualified opinion on those financial highlights.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
February 18, 2025
We have served as the auditor of one or more Calvert investment companies since 2021.
20

CVT
S&P MidCap 400® Index Portfolio
December 31, 2024
Federal Tax Information (Unaudited)

As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals, the dividends received deduction for corporations, 163(j) interest dividends and capital gains dividends.
Qualified Dividend Income. For the fiscal year ended December 31, 2024, the Fund designates approximately $6,651,428, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.
Dividends Received Deduction. Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund's dividend distribution that qualifies under tax law. For the Fund's fiscal 2024 ordinary income dividends, 75.64% qualifies for the corporate dividends received deduction.
163(j) Interest Dividends. For the fiscal year ended December 31, 2024, the Fund designates 0.82% of distributions from net investment income as a 163(j) interest dividend.
Capital Gains Dividends. The Fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2024, $29,151,428 or, if subsequently determined to be different, the net capital gain of such year.
21

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CVPSMI-NCSR 12.31.24

CVT
Russell 2000® Small Cap Index Portfolio (formerly, Calvert VP Russell 2000® Small Cap Index Portfolio)
Annual Financial Statements and
Additional Information
December 31, 2024

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-368-2745 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Annual Financial Statements and Additional Information December 31, 2024
CVT
Russell 2000® Small Cap Index Portfolio
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

CVT
Russell 2000® Small Cap Index Portfolio
December 31, 2024
Schedule of Investments

Common Stocks — 94.7%

Security	Shares	Value
Aerospace & Defense — 1.4%
AAR Corp.(1)	3,655	$ 223,978
AeroVironment, Inc.(1)	2,934	451,513
AerSale Corp.(1)(2)	2,566	16,166
Archer Aviation, Inc., Class A(1)	24,423	238,124
Astronics Corp.(1)	2,722	43,443
Byrna Technologies, Inc.(1)(2)	1,694	48,804
Cadre Holdings, Inc.(2)	2,551	82,397
Ducommun, Inc.(1)	1,312	83,522
Eve Holding, Inc.(1)	5,345	29,077
Intuitive Machines, Inc.(1)(2)	2,789	50,648
Kratos Defense & Security Solutions, Inc.(1)	15,479	408,336
Leonardo DRS, Inc.(1)	7,702	248,852
Mercury Systems, Inc.(1)	5,371	225,582
Moog, Inc., Class A	2,972	585,009
National Presto Industries, Inc.	534	52,556
Park Aerospace Corp.	1,804	26,429
Redwire Corp.(1)(2)	2,382	39,208
Rocket Lab USA, Inc.(1)(2)	35,936	915,290
Triumph Group, Inc.(1)	7,433	138,700
V2X, Inc.(1)	1,482	70,884
Virgin Galactic Holdings, Inc.(1)(2)	1,698	9,984
VirTra, Inc.(1)(2)	1,036	6,993
		$3,995,495
Air Freight & Logistics — 0.2%
Air Transport Services Group, Inc.(1)	5,602	$123,132
Forward Air Corp.(1)(2)	2,600	83,850
Hub Group, Inc., Class A	6,268	279,302
Radiant Logistics, Inc.(1)	3,434	23,008
		$509,292
Automobile Components — 1.1%
Adient PLC(1)	9,122	$157,172
American Axle & Manufacturing Holdings, Inc.(1)	11,349	66,165
Cooper-Standard Holdings, Inc.(1)	1,396	18,930
Dana, Inc.	12,963	149,852
Dorman Products, Inc.(1)	2,705	350,433
Fox Factory Holding Corp.(1)	4,143	125,409
Gentherm, Inc.(1)	3,079	122,929
Goodyear Tire & Rubber Co.(1)	29,809	268,281
Holley, Inc.(1)	5,177	15,635
LCI Industries	2,595	268,297
Luminar Technologies, Inc.(1)	2,183	11,745
Modine Manufacturing Co.(1)	5,284	612,574
Patrick Industries, Inc.	3,390	281,641
Phinia, Inc.	4,450	214,356
Solid Power, Inc.(1)(2)	15,286	28,890
Standard Motor Products, Inc.	2,104	65,182
Stoneridge, Inc.(1)	2,594	16,264
Security	Shares	Value
Automobile Components (continued)
Visteon Corp.(1)	2,855	$ 253,296
XPEL, Inc.(1)	2,559	102,206
		$ 3,129,257
Automobiles — 0.1%
Canoo, Inc.(1)	291	$ 410
Livewire Group, Inc.(1)	1,992	9,582
Winnebago Industries, Inc.	2,950	140,951
		$ 150,943
Banks — 9.7%
1st Source Corp.	1,859	$108,528
ACNB Corp.	862	34,333
Amalgamated Financial Corp.	1,744	58,372
Amerant Bancorp, Inc.	3,874	86,816
Ameris Bancorp	6,887	430,920
Ames National Corp.	711	11,682
Arrow Financial Corp.	1,663	47,745
Associated Banc-Corp.	16,914	404,245
Atlantic Union Bankshares Corp.	9,060	343,193
Axos Financial, Inc.(1)	5,717	399,332
Banc of California, Inc.	14,080	217,677
BancFirst Corp.	2,085	244,320
Bancorp, Inc.(1)	4,900	257,887
Bank First Corp.	921	91,262
Bank of Hawaii Corp.	4,089	291,300
Bank of Marin Bancorp	1,552	36,891
Bank of NT Butterfield & Son Ltd.	4,557	166,558
Bank7 Corp.	308	14,371
BankUnited, Inc.	7,802	297,802
Bankwell Financial Group, Inc.	423	13,176
Banner Corp.	3,591	239,771
Bar Harbor Bankshares	1,466	44,830
Baycom Corp.	964	25,874
BCB Bancorp, Inc.	1,078	12,764
Berkshire Hills Bancorp, Inc.	4,382	124,580
Blue Foundry Bancorp(1)	2,149	21,082
Bridgewater Bancshares, Inc.(1)	1,907	25,764
Brookline Bancorp, Inc.	8,680	102,424
Burke & Herbert Financial Services Corp.	1,372	85,558
Business First Bancshares, Inc.	2,368	60,858
Byline Bancorp, Inc.	3,051	88,479
Cadence Bank	18,639	642,114
California BanCorp(1)	2,383	39,415
Camden National Corp.	1,409	60,221
Capital Bancorp, Inc.	945	26,932
Capital City Bank Group, Inc.	1,232	45,153
Capitol Federal Financial, Inc.	12,693	75,016
Carter Bankshares, Inc.(1)	1,998	35,145
Cathay General Bancorp	7,052	335,746
Central Pacific Financial Corp.	2,703	78,522

See Notes to Financial Statements.

CVT
Russell 2000® Small Cap Index Portfolio
December 31, 2024
Schedule of Investments — continued

Security	Shares	Value
Banks (continued)
Chemung Financial Corp.	289	$ 14,106
ChoiceOne Financial Services, Inc.(2)	577	20,564
Citizens & Northern Corp.	1,548	28,793
Citizens Financial Services, Inc.	361	22,855
City Holding Co.	1,513	179,260
Civista Bancshares, Inc.	1,318	27,731
CNB Financial Corp.	2,047	50,888
Coastal Financial Corp.(1)	1,076	91,363
Colony Bankcorp, Inc.	1,228	19,820
Columbia Financial, Inc.(1)	3,075	48,616
Community Financial System, Inc.	5,300	326,904
Community Trust Bancorp, Inc.	1,609	85,325
Community West Bancshares	1,475	28,571
ConnectOne Bancorp, Inc.	3,685	84,423
CrossFirst Bankshares, Inc.(1)	4,396	66,599
Customers Bancorp, Inc.(1)	3,098	150,811
CVB Financial Corp.	13,861	296,764
Dime Community Bancshares, Inc.	3,477	106,866
Eagle Bancorp, Inc.	3,047	79,313
Eastern Bankshares, Inc.	19,549	337,220
Enterprise Bancorp, Inc.	790	31,237
Enterprise Financial Services Corp.	3,873	218,437
Equity Bancshares, Inc., Class A	1,296	54,976
Esquire Financial Holdings, Inc.	711	56,524
ESSA Bancorp, Inc.	718	14,001
Farmers & Merchants Bancorp, Inc.	1,340	39,463
Farmers National Banc Corp.	3,664	52,102
FB Financial Corp.	3,528	181,727
Fidelity D&D Bancorp, Inc.	385	18,788
Financial Institutions, Inc.	1,360	37,114
First Bancorp, Inc.	1,085	29,675
First BanCorp./Puerto Rico	16,935	314,822
First Bancorp/Southern Pines NC	3,957	173,989
First Bancshares, Inc.	3,016	105,560
First Bank/Hamilton	2,134	30,025
First Busey Corp.	5,163	121,692
First Business Financial Services, Inc.	601	27,820
First Commonwealth Financial Corp.	10,176	172,178
First Community Bankshares, Inc.	1,752	72,953
First Financial Bancorp	9,879	265,547
First Financial Bankshares, Inc.	13,614	490,785
First Financial Corp.	1,159	53,534
First Financial Northwest, Inc.	686	14,886
First Foundation, Inc.	4,983	30,944
First Internet Bancorp	795	28,612
First Interstate BancSystem, Inc., Class A	8,039	261,026
First Merchants Corp.	6,101	243,369
First Mid Bancshares, Inc.	2,306	84,907
First of Long Island Corp.	2,051	23,956
First Western Financial, Inc.(1)	592	11,574
Five Star Bancorp	1,690	50,852
Security	Shares	Value
Banks (continued)
Flagstar Financial, Inc.(2)	25,692	$ 239,706
Flushing Financial Corp.	2,869	40,969
FS Bancorp, Inc.	547	22,460
Fulton Financial Corp.	18,997	366,262
FVCBankcorp, Inc.(1)	1,120	14,078
German American Bancorp, Inc.	2,788	112,133
Glacier Bancorp, Inc.	11,919	598,572
Great Southern Bancorp, Inc.	796	47,521
Greene County Bancorp, Inc.	508	14,082
Guaranty Bancshares, Inc.	732	25,327
Hancock Whitney Corp.	9,079	496,803
Hanmi Financial Corp.	3,003	70,931
HarborOne Bancorp, Inc.	3,960	46,847
HBT Financial, Inc.	1,324	28,996
Heartland Financial USA, Inc.	4,436	271,949
Heritage Commerce Corp.	5,845	54,826
Heritage Financial Corp.	3,423	83,863
Hilltop Holdings, Inc.	4,643	132,929
Hingham Institution for Savings(2)	147	37,359
Home Bancorp, Inc.	638	29,482
Home BancShares, Inc.	19,494	551,680
HomeStreet, Inc.(1)	1,583	18,078
HomeTrust Bancshares, Inc.	1,493	50,284
Hope Bancorp, Inc.	11,475	141,028
Horizon Bancorp, Inc.	4,256	68,564
Independent Bank Corp./MA	4,441	285,068
Independent Bank Corp./MI	1,993	69,416
Independent Bank Group, Inc.	3,792	230,061
International Bancshares Corp.	5,656	357,233
Investar Holding Corp.	906	19,896
John Marshall Bancorp, Inc.	1,260	25,301
Kearny Financial Corp.	5,244	37,128
Lakeland Financial Corp.	2,469	169,768
LCNB Corp.	873	13,208
LINKBANCORP, Inc.	2,168	16,217
Live Oak Bancshares, Inc.	3,345	132,295
Mercantile Bank Corp.	1,548	68,871
Metrocity Bankshares, Inc.	1,802	57,574
Metropolitan Bank Holding Corp.(1)	1,034	60,386
Mid Penn Bancorp, Inc.	1,515	43,693
Middlefield Banc Corp.	649	18,204
Midland States Bancorp, Inc.	2,135	52,094
MidWestOne Financial Group, Inc.	1,945	56,638
MVB Financial Corp.	1,120	23,184
National Bank Holdings Corp., Class A	3,662	157,686
National Bankshares, Inc.	477	13,695
NB Bancorp, Inc.(1)	3,814	68,881
NBT Bancorp, Inc.	4,815	229,964
Nicolet Bankshares, Inc.	1,410	147,923
Northeast Bank	765	70,173
Northeast Community Bancorp, Inc.	1,105	27,028

See Notes to Financial Statements.

CVT
Russell 2000® Small Cap Index Portfolio
December 31, 2024
Schedule of Investments — continued

Security	Shares	Value
Banks (continued)
Northfield Bancorp, Inc.	3,620	$ 42,064
Northrim BanCorp, Inc.	455	35,463
Northwest Bancshares, Inc.	12,670	167,117
Norwood Financial Corp.	609	16,568
Oak Valley Bancorp	556	16,263
OceanFirst Financial Corp.	5,792	104,835
OFG Bancorp	4,635	196,153
Old National Bancorp	32,194	698,771
Old Second Bancorp, Inc.	4,314	76,703
Orange County Bancorp, Inc.	422	23,451
Origin Bancorp, Inc.	2,901	96,574
Orrstown Financial Services, Inc.	1,942	71,097
Pacific Premier Bancorp, Inc.	10,025	249,823
Park National Corp.	1,507	258,345
Parke Bancorp, Inc.	758	15,547
Pathward Financial, Inc.	2,503	184,171
PCB Bancorp	873	17,670
Peapack-Gladstone Financial Corp.	1,683	53,940
Peoples Bancorp of North Carolina, Inc.	446	13,937
Peoples Bancorp, Inc.	3,365	106,637
Peoples Financial Services Corp.	901	46,113
Pioneer Bancorp, Inc.(1)	918	10,575
Plumas Bancorp	452	21,362
Ponce Financial Group, Inc.(1)(2)	1,689	21,957
Preferred Bank/Los Angeles	1,331	114,972
Premier Financial Corp.	3,489	89,214
Primis Financial Corp.	1,573	18,341
Princeton Bancorp, Inc.	420	14,461
Provident Bancorp, Inc.(1)	1,536	17,510
Provident Financial Services, Inc.	13,172	248,556
QCR Holdings, Inc.	1,639	132,169
RBB Bancorp	1,736	35,571
Red River Bancshares, Inc.	422	22,780
Renasant Corp.	6,235	222,901
Republic Bancorp, Inc., Class A	737	51,494
S&T Bancorp, Inc.	3,866	147,759
Sandy Spring Bancorp, Inc.	4,359	146,942
Seacoast Banking Corp. of Florida	8,838	243,310
ServisFirst Bancshares, Inc.	5,308	449,800
Shore Bancshares, Inc.	3,085	48,897
Sierra Bancorp	1,243	35,948
Simmons First National Corp., Class A	12,555	278,470
SmartFinancial, Inc.	1,564	48,453
South Plains Financial, Inc.	1,206	41,908
Southern First Bancshares, Inc.(1)	613	24,367
Southern Missouri Bancorp, Inc.	983	56,395
Southern States Bancshares, Inc.	620	20,652
Southside Bancshares, Inc.	2,903	92,199
SouthState Corp.	7,877	783,604
Stellar Bancorp, Inc.	4,840	137,214
Sterling Bancorp, Inc.(1)	1,284	6,112
Security	Shares	Value
Banks (continued)
Stock Yards Bancorp, Inc.	2,679	$ 191,843
Texas Capital Bancshares, Inc.(1)	4,851	379,348
Third Coast Bancshares, Inc.(1)	958	32,524
Timberland Bancorp, Inc.	623	19,008
Tompkins Financial Corp.	1,378	93,470
Towne Bank	7,354	250,477
TriCo Bancshares	3,347	146,264
Triumph Financial, Inc.(1)	2,209	200,754
TrustCo Bank Corp.	1,927	64,188
Trustmark Corp.	6,050	213,988
UMB Financial Corp.	4,693	529,652
United Bankshares, Inc.	13,833	519,429
United Community Banks, Inc.	12,514	404,327
Unity Bancorp, Inc.	528	23,026
Univest Financial Corp.	2,862	84,458
USCB Financial Holdings, Inc.	808	14,342
Valley National Bancorp	48,945	443,442
Veritex Holdings, Inc.	5,216	141,667
Virginia National Bankshares Corp.	390	14,898
WaFd, Inc.	6,987	225,261
Washington Trust Bancorp, Inc.	1,669	52,323
WesBanco, Inc.	5,737	186,682
West BanCorp, Inc.	1,387	30,029
Westamerica BanCorp	2,600	136,396
WSFS Financial Corp.	6,027	320,214
		$27,915,984
Beverages — 0.3%
MGP Ingredients, Inc.(2)	1,388	$54,646
National Beverage Corp.	2,357	100,573
Primo Brands Corp., Class A	16,517	508,228
Vita Coco Co., Inc.(1)	4,107	151,589
		$815,036
Biotechnology — 7.8%
2seventy bio, Inc.(1)(2)	4,148	$12,195
4D Molecular Therapeutics, Inc.(1)(2)	4,882	27,193
89bio, Inc.(1)	7,886	61,669
Absci Corp.(1)(2)	7,824	20,499
ACADIA Pharmaceuticals, Inc.(1)	12,519	229,724
ACELYRIN, Inc.(1)	7,243	22,743
Achieve Life Sciences, Inc.(1)	3,374	11,876
Acrivon Therapeutics, Inc.(1)(2)	695	4,184
Actinium Pharmaceuticals, Inc.(1)	2,148	2,706
Acumen Pharmaceuticals, Inc.(1)	4,110	7,069
ADC Therapeutics SA(1)	6,859	13,649
ADMA Biologics, Inc.(1)	23,560	404,054
Adverum Biotechnologies, Inc.(1)	2,038	9,517
Aerovate Therapeutics, Inc.(1)	772	2,046
Agenus, Inc.(1)(2)	1,704	4,669
Agios Pharmaceuticals, Inc.(1)	5,913	194,301

See Notes to Financial Statements.

CVT
Russell 2000® Small Cap Index Portfolio
December 31, 2024
Schedule of Investments — continued

Security	Shares	Value
Biotechnology (continued)
Akebia Therapeutics, Inc.(1)	20,380	$ 38,722
Akero Therapeutics, Inc.(1)	7,092	197,299
Aldeyra Therapeutics, Inc.(1)	3,846	19,192
Alector, Inc.(1)	8,175	15,451
Alkermes PLC(1)	16,847	484,520
Allogene Therapeutics, Inc.(1)(2)	13,004	27,699
Altimmune, Inc.(1)(2)	6,955	50,146
ALX Oncology Holdings, Inc.(1)(2)	2,790	4,659
Amicus Therapeutics, Inc.(1)	30,696	289,156
AnaptysBio, Inc.(1)	1,917	25,381
Anavex Life Sciences Corp.(1)(2)	6,976	74,922
Anika Therapeutics, Inc.(1)	1,202	19,785
Annexon, Inc.(1)(2)	9,689	49,705
Apogee Therapeutics, Inc.(1)(2)	3,839	173,907
Applied Therapeutics, Inc.(1)	9,419	8,065
Arbutus Biopharma Corp.(1)(2)	12,624	41,280
Arcellx, Inc.(1)	4,367	334,905
Arcturus Therapeutics Holdings, Inc.(1)(2)	2,317	39,319
Arcus Biosciences, Inc.(1)	5,242	78,053
Arcutis Biotherapeutics, Inc.(1)	11,245	156,643
Ardelyx, Inc.(1)	23,865	120,996
ArriVent Biopharma, Inc.(1)(2)	2,854	76,031
Arrowhead Pharmaceuticals, Inc.(1)	12,489	234,793
ARS Pharmaceuticals, Inc.(1)	4,821	50,862
Artiva Biotherapeutics, Inc.(1)	1,424	14,354
Astria Therapeutics, Inc.(1)	4,971	44,441
Atossa Therapeutics, Inc.(1)(2)	12,392	11,699
Aura Biosciences, Inc.(1)(2)	4,544	37,352
Aurinia Pharmaceuticals, Inc.(1)	13,454	120,817
Avid Bioservices, Inc.(1)	6,166	76,150
Avidity Biosciences, Inc.(1)	11,611	337,648
Avita Medical, Inc.(1)	2,076	26,573
Beam Therapeutics, Inc.(1)(2)	7,999	198,375
Bicara Therapeutics, Inc.(1)	2,019	35,171
BioCryst Pharmaceuticals, Inc.(1)	20,932	157,409
Biohaven Ltd.(1)	8,985	335,590
Biomea Fusion, Inc.(1)(2)	2,800	10,864
Black Diamond Therapeutics, Inc.(1)	3,639	7,787
Bluebird Bio, Inc.(1)(2)	954	7,956
Blueprint Medicines Corp.(1)	6,652	580,187
Boundless Bio, Inc.(1)	618	1,792
Bridgebio Pharma, Inc.(1)	14,706	403,533
C4 Therapeutics, Inc.(1)	5,744	20,678
Cabaletta Bio, Inc.(1)(2)	3,452	7,836
CAMP4 Therapeutics Corp.(1)	720	3,758
Candel Therapeutics, Inc.(1)	1,941	16,848
Capricor Therapeutics, Inc.(1)	3,832	52,882
Cardiff Oncology, Inc.(1)(2)	3,838	16,657
CareDx, Inc.(1)	5,133	109,898
Cargo Therapeutics, Inc.(1)	3,478	50,153
Caribou Biosciences, Inc.(1)(2)	7,487	11,904
Security	Shares	Value
Biotechnology (continued)
Cartesian Therapeutics, Inc.(1)	708	$ 12,680
Catalyst Pharmaceuticals, Inc.(1)	11,696	244,096
Celcuity, Inc.(1)(2)	3,421	44,781
Celldex Therapeutics, Inc.(1)	6,544	165,367
Century Therapeutics, Inc.(1)	905	914
CervoMed, Inc.(1)(2)	529	1,238
CG Oncology, Inc.(1)	4,805	137,807
Cibus, Inc.(1)	1,466	4,075
Climb Bio, Inc.(1)	2,981	5,366
Cogent Biosciences, Inc.(1)	9,296	72,509
Coherus Biosciences, Inc.(1)	9,819	13,550
Compass Therapeutics, Inc.(1)	7,536	10,927
Corbus Pharmaceuticals Holdings, Inc.(1)(2)	996	11,753
Crinetics Pharmaceuticals, Inc.(1)	9,174	469,067
Cullinan Therapeutics, Inc.(1)	5,240	63,823
Cytokinetics, Inc.(1)	11,957	562,457
Day One Biopharmaceuticals, Inc.(1)	5,085	64,427
Denali Therapeutics, Inc.(1)	12,592	256,625
Design Therapeutics, Inc.(1)	2,570	15,857
Dianthus Therapeutics, Inc.(1)	2,342	51,056
Disc Medicine, Inc.(1)	1,999	126,737
Dynavax Technologies Corp.(1)	13,782	175,996
Dyne Therapeutics, Inc.(1)	8,627	203,252
Editas Medicine, Inc.(1)	8,245	10,471
Elevation Oncology, Inc.(1)	5,111	2,875
Enanta Pharmaceuticals, Inc.(1)	1,973	11,345
Entrada Therapeutics, Inc.(1)	2,417	41,790
Erasca, Inc.(1)	17,980	45,130
Fate Therapeutics, Inc.(1)(2)	8,358	13,791
Fennec Pharmaceuticals, Inc.(1)(2)	1,499	9,474
Fibrobiologics, Inc.(1)(2)	2,493	4,986
Foghorn Therapeutics, Inc.(1)	1,534	7,240
Galectin Therapeutics, Inc.(1)	1,995	2,574
Generation Bio Co.(1)	3,277	3,474
Geron Corp.(1)	58,953	208,694
Greenwich Lifesciences, Inc.(1)	585	6,570
Gyre Therapeutics, Inc.(1)(2)	683	8,264
Halozyme Therapeutics, Inc.(1)	12,761	610,103
Heron Therapeutics, Inc.(1)(2)	11,502	17,598
HilleVax, Inc.(1)	2,714	5,618
Humacyte, Inc.(1)(2)	8,612	43,491
Ideaya Biosciences, Inc.(1)	8,418	216,343
IGM Biosciences, Inc.(1)(2)	1,327	8,108
ImmunityBio, Inc.(1)(2)	13,724	35,133
Immunome, Inc.(1)	5,036	53,482
Immunovant, Inc.(1)	6,072	150,403
Inhibrx Biosciences, Inc.(1)	853	13,136
Inmune Bio, Inc.(1)	1,196	5,585
Inovio Pharmaceuticals, Inc.(1)	2,488	4,553
Inozyme Pharma, Inc.(1)	4,805	13,310
Insmed, Inc.(1)	17,551	1,211,721

See Notes to Financial Statements.

CVT
Russell 2000® Small Cap Index Portfolio
December 31, 2024
Schedule of Investments — continued

Security	Shares	Value
Biotechnology (continued)
Intellia Therapeutics, Inc.(1)	9,760	$ 113,802
Invivyd, Inc.(1)(2)	7,770	3,443
Iovance Biotherapeutics, Inc.(1)(2)	28,729	212,595
Ironwood Pharmaceuticals, Inc.(1)	13,773	61,014
iTeos Therapeutics, Inc.(1)	2,444	18,770
Janux Therapeutics, Inc.(1)	2,747	147,074
Jasper Therapeutics, Inc.(1)	1,109	23,710
KalVista Pharmaceuticals, Inc.(1)	3,731	31,602
Keros Therapeutics, Inc.(1)	2,887	45,701
Kiniksa Pharmaceuticals International PLC(1)(2)	3,649	72,177
Kodiak Sciences, Inc.(1)	2,568	25,552
Korro Bio, Inc.(1)	598	22,766
Krystal Biotech, Inc.(1)	2,595	406,533
Kura Oncology, Inc.(1)	7,304	63,618
Kymera Therapeutics, Inc.(1)	4,912	197,610
Kyverna Therapeutics, Inc.(1)(2)	1,649	6,167
Larimar Therapeutics, Inc.(1)	4,121	15,948
LENZ Therapeutics, Inc.(2)	1,231	35,539
Lexeo Therapeutics, Inc.(1)(2)	2,387	15,706
Lexicon Pharmaceuticals, Inc.(1)(2)	8,867	6,548
Lineage Cell Therapeutics, Inc.(1)	10,656	5,355
Lyell Immunopharma, Inc.(1)	17,114	10,953
MacroGenics, Inc.(1)	6,300	20,475
Madrigal Pharmaceuticals, Inc.(1)(2)	1,881	580,420
MannKind Corp.(1)	28,174	181,159
MeiraGTx Holdings PLC(1)	4,871	29,664
Mersana Therapeutics, Inc.(1)	9,896	14,151
Metagenomi, Inc.(1)	618	2,231
MiMedx Group, Inc.(1)	11,316	108,860
Mineralys Therapeutics, Inc.(1)	2,798	34,443
Mirum Pharmaceuticals, Inc.(1)	4,155	171,809
Monte Rosa Therapeutics, Inc.(1)(2)	4,184	29,037
Myriad Genetics, Inc.(1)	8,747	119,921
Neurogene, Inc.(1)	1,009	23,066
Nkarta, Inc.(1)	5,184	12,908
Novavax, Inc.(1)	16,126	129,653
Nurix Therapeutics, Inc.(1)	7,345	138,380
Nuvalent, Inc., Class A(1)	3,676	287,757
Ocugen, Inc.(1)	25,068	20,180
Olema Pharmaceuticals, Inc.(1)	3,912	22,807
Organogenesis Holdings, Inc.(1)	5,386	17,235
ORIC Pharmaceuticals, Inc.(1)(2)	6,032	48,678
Outlook Therapeutics, Inc.(1)	607	1,147
Ovid Therapeutics, Inc.(1)	4,924	4,598
PepGen, Inc.(1)	1,175	4,453
Perspective Therapeutics, Inc.(1)(2)	5,476	17,468
Poseida Therapeutics, Inc.(1)	7,182	68,947
Praxis Precision Medicines, Inc.(1)	1,689	129,985
Precigen, Inc.(1)(2)	13,542	15,167
Prelude Therapeutics, Inc.(1)(2)	819	1,044
Prime Medicine, Inc.(1)(2)	3,901	11,391
Security	Shares	Value
Biotechnology (continued)
ProKidney Corp.(1)	10,523	$ 17,784
Protagonist Therapeutics, Inc.(1)	5,912	228,203
Prothena Corp. PLC(1)(2)	4,368	60,497
PTC Therapeutics, Inc.(1)	7,968	359,676
Puma Biotechnology, Inc.(1)	4,055	12,368
Pyxis Oncology, Inc.(1)(2)	4,784	7,463
Q32 Bio, Inc.(1)(2)	591	2,033
Rapt Therapeutics, Inc.(1)	2,913	4,603
Recursion Pharmaceuticals, Inc., Class A(1)(2)	26,030	175,963
REGENXBIO, Inc.(1)	4,037	31,206
Regulus Therapeutics, Inc.(1)	6,187	9,775
Relay Therapeutics, Inc.(1)	12,730	52,448
Renovaro, Inc.(1)(2)	12,098	10,108
Replimune Group, Inc.(1)(2)	6,167	74,682
Revolution Medicines, Inc.(1)	17,287	756,133
Rhythm Pharmaceuticals, Inc.(1)	5,546	310,465
Rigel Pharmaceuticals, Inc.(1)	1,481	24,910
Rocket Pharmaceuticals, Inc.(1)	6,494	81,630
Sage Therapeutics, Inc.(1)	5,253	28,524
Sana Biotechnology, Inc.(1)(2)	12,952	21,112
Savara, Inc.(1)	11,689	35,885
Scholar Rock Holding Corp.(1)	8,109	350,471
Sera Prognostics, Inc., Class A(1)	2,704	22,011
Shattuck Labs, Inc.(1)	3,832	4,637
Skye Bioscience, Inc.(1)	1,687	4,774
Soleno Therapeutics, Inc.(1)	2,677	120,331
Solid Biosciences, Inc.(1)	2,206	8,824
SpringWorks Therapeutics, Inc.(1)	6,947	250,995
Spyre Therapeutics, Inc.(1)(2)	3,392	78,966
Stoke Therapeutics, Inc.(1)	3,484	38,429
Summit Therapeutics, Inc.(1)(2)	9,621	171,687
Sutro Biopharma, Inc.(1)	6,622	12,184
Syndax Pharmaceuticals, Inc.(1)	7,858	103,883
Tango Therapeutics, Inc.(1)	4,378	13,528
Taysha Gene Therapies, Inc.(1)(2)	15,672	27,113
Tenaya Therapeutics, Inc.(1)(2)	3,317	4,743
Tevogen Bio Holdings, Inc.(1)	2,143	2,207
TG Therapeutics, Inc.(1)	14,606	439,641
Tourmaline Bio, Inc.(1)	2,262	45,873
Travere Therapeutics, Inc.(1)	7,905	137,705
TScan Therapeutics, Inc.(1)	3,762	11,436
Twist Bioscience Corp.(1)	6,098	283,374
Tyra Biosciences, Inc.(1)(2)	1,991	27,675
Upstream Bio, Inc.(1)	1,822	29,954
UroGen Pharma Ltd.(1)(2)	3,832	40,811
Vanda Pharmaceuticals, Inc.(1)	4,281	20,506
Vaxcyte, Inc.(1)	12,768	1,045,188
Vera Therapeutics, Inc.(1)	4,639	196,183
Veracyte, Inc.(1)	7,784	308,246
Verastem, Inc.(1)(2)	2,489	12,868
Vericel Corp.(1)	5,137	282,073

See Notes to Financial Statements.

CVT
Russell 2000® Small Cap Index Portfolio
December 31, 2024
Schedule of Investments — continued

Security	Shares	Value
Biotechnology (continued)
Verve Therapeutics, Inc.(1)(2)	6,570	$ 37,055
Vir Biotechnology, Inc.(1)	8,321	61,076
Viridian Therapeutics, Inc.(1)	7,646	146,574
Voyager Therapeutics, Inc.(1)	3,923	22,243
Werewolf Therapeutics, Inc.(1)	2,987	4,421
X4 Pharmaceuticals, Inc.(1)	10,167	7,459
XBiotech, Inc.(1)(2)	1,813	7,161
Xencor, Inc.(1)	7,045	161,894
XOMA Royalty Corp.(1)	604	15,873
Y-mAbs Therapeutics, Inc.(1)(2)	3,701	28,979
Zenas Biopharma, Inc.(1)	1,608	13,170
Zentalis Pharmaceuticals, Inc.(1)	5,837	17,686
Zura Bio Ltd.(1)(2)	4,497	11,243
Zymeworks, Inc.(1)	5,616	82,218
		$22,625,572
Broadline Retail — 0.0%(3)
1stdibs.com, Inc.(1)	2,492	$8,822
Groupon, Inc.(1)(2)	2,244	27,265
Qurate Retail, Inc., Class B(1)	110	318
Savers Value Village, Inc.(1)(2)	2,598	26,629
		$63,034
Building Products — 1.4%
American Woodmark Corp.(1)	1,656	$131,702
Apogee Enterprises, Inc.	2,197	156,888
AZZ, Inc.	3,072	251,658
Caesarstone Ltd.(1)	2,028	8,619
CSW Industrials, Inc.	1,714	604,699
Gibraltar Industries, Inc.(1)	3,081	181,471
Griffon Corp.	3,934	280,376
Insteel Industries, Inc.	1,863	50,319
Janus International Group, Inc.(1)	13,900	102,165
JELD-WEN Holding, Inc.(1)	8,463	69,312
MasterBrand, Inc.(1)	12,895	188,396
Quanex Building Products Corp.	4,382	106,220
Resideo Technologies, Inc.(1)	15,280	352,204
Tecnoglass, Inc.	2,350	186,402
UFP Industries, Inc.	6,331	713,187
Zurn Elkay Water Solutions Corp., Class C	15,070	562,111
		$3,945,729
Capital Markets — 1.7%
AlTi Global, Inc.(1)	1,737	$7,660
Artisan Partners Asset Management, Inc., Class A	6,364	273,970
B. Riley Financial, Inc.(2)	1,858	8,528
BGC Group, Inc., Class A	36,907	334,377
Brightsphere Investment Group, Inc.	2,708	71,329
Cohen & Steers, Inc.	2,786	257,259
Diamond Hill Investment Group, Inc.	250	38,775
DigitalBridge Group, Inc.	16,631	187,598
Security	Shares	Value
Capital Markets (continued)
Donnelley Financial Solutions, Inc.(1)	2,615	$ 164,039
Forge Global Holdings, Inc.(1)	9,074	8,447
GCM Grosvenor, Inc., Class A	4,316	52,957
Hamilton Lane, Inc., Class A	3,929	581,689
MarketWise, Inc.	1,277	725
Moelis & Co., Class A	7,394	546,269
Open Lending Corp., Class A(1)	9,892	59,055
P10, Inc., Class A	4,525	57,060
Patria Investments Ltd., Class A	5,365	62,395
Perella Weinberg Partners	5,150	122,776
Piper Sandler Cos.	1,816	544,709
PJT Partners, Inc., Class A	2,391	377,324
Silvercrest Asset Management Group, Inc., Class A	744	13,682
StepStone Group, Inc., Class A	6,866	397,404
StoneX Group, Inc.(1)	2,895	283,623
Value Line, Inc.	91	4,805
Victory Capital Holdings, Inc., Class A	4,303	281,674
Virtus Investment Partners, Inc.	689	151,980
WisdomTree, Inc.	13,617	142,979
		$5,033,088
Chemicals — 1.8%
AdvanSix, Inc.	2,633	$75,014
American Vanguard Corp.	2,506	11,603
Arcadium Lithium PLC(1)	113,370	581,588
Arq, Inc.(1)	2,422	18,334
ASP Isotopes, Inc.(1)	3,883	17,590
Aspen Aerogels, Inc.(1)	5,708	67,811
Avient Corp.	9,449	386,086
Balchem Corp.	3,382	551,249
Cabot Corp.	5,609	512,158
Core Molding Technologies, Inc.(1)	640	10,586
Ecovyst, Inc.(1)	11,401	87,104
Hawkins, Inc.	2,023	248,161
HB Fuller Co.	5,729	386,593
Ingevity Corp.(1)	3,718	151,508
Innospec, Inc.	2,608	287,036
Intrepid Potash, Inc.(1)	831	18,215
Koppers Holdings, Inc.	2,005	64,962
Kronos Worldwide, Inc.	1,877	18,301
LSB Industries, Inc.(1)	5,423	41,161
Mativ Holdings, Inc.	5,420	59,078
Minerals Technologies, Inc.	3,236	246,616
Northern Technologies International Corp.	771	10,401
Orion SA	5,576	88,045
Perimeter Solutions, Inc.(1)	14,000	178,920
PureCycle Technologies, Inc.(1)	12,897	132,194
Quaker Chemical Corp.	1,370	192,841
Rayonier Advanced Materials, Inc.(1)	5,330	43,972
Sensient Technologies Corp.	4,408	314,114
Stepan Co.	2,118	137,035

See Notes to Financial Statements.

CVT
Russell 2000® Small Cap Index Portfolio
December 31, 2024
Schedule of Investments — continued

Security	Shares	Value
Chemicals (continued)
Tronox Holdings PLC	11,640	$ 117,215
Valhi, Inc.	189	4,421
		$ 5,059,912
Commercial Services & Supplies — 1.7%
ABM Industries, Inc.	6,615	$ 338,556
ACCO Brands Corp.	9,262	48,625
ACV Auctions, Inc., Class A(1)	14,990	323,784
Aris Water Solutions, Inc., Class A	2,469	59,133
Bridger Aerospace Group Holdings, Inc.(1)	879	1,872
BrightView Holdings, Inc.(1)	5,891	94,197
Brink's Co.	4,552	422,289
Casella Waste Systems, Inc., Class A(1)	6,388	675,914
CECO Environmental Corp.(1)	3,074	92,927
Cimpress PLC(1)	1,772	127,088
CompX International, Inc.	124	3,243
CoreCivic, Inc.(1)	11,304	245,749
Deluxe Corp.	4,327	97,747
Driven Brands Holdings, Inc.(1)	5,871	94,758
Ennis, Inc.	2,271	47,895
Enviri Corp.(1)	7,844	60,399
GEO Group, Inc.(1)	13,316	372,582
Healthcare Services Group, Inc.(1)	7,399	85,939
HNI Corp.	4,967	250,188
Interface, Inc.	5,657	137,748
LanzaTech Global, Inc.(1)	10,952	15,004
Liquidity Services, Inc.(1)	2,122	68,519
Matthews International Corp., Class A	2,954	81,767
MillerKnoll, Inc.	7,011	158,378
Montrose Environmental Group, Inc.(1)	3,115	57,783
NL Industries, Inc.	532	4,134
OPENLANE, Inc.(1)	10,732	212,923
Perma-Fix Environmental Services, Inc.(1)(2)	1,232	13,638
Pitney Bowes, Inc.	15,725	113,849
Pursuit Attractions and Hospitality, Inc. (1)	2,008	85,360
Quad/Graphics, Inc.	2,612	18,206
Quest Resource Holding Corp.(1)	1,690	10,985
Steelcase, Inc., Class A	9,597	113,436
UniFirst Corp.	1,575	269,467
Virco Mfg. Corp.(2)	1,023	10,486
VSE Corp.	1,842	175,174
		$4,989,742
Communications Equipment — 0.6%
ADTRAN Holdings, Inc.(1)	7,756	$64,607
Applied Optoelectronics, Inc.(1)(2)	4,262	157,097
Aviat Networks, Inc.(1)	1,092	19,776
Calix, Inc.(1)	6,224	217,031
Clearfield, Inc.(1)	1,291	40,021
CommScope Holding Co., Inc.(1)	20,601	107,331
Digi International, Inc.(1)	3,494	105,624
Security	Shares	Value
Communications Equipment (continued)
Extreme Networks, Inc.(1)	13,490	$ 225,822
Harmonic, Inc.(1)	10,947	144,829
Infinera Corp.(1)	19,826	130,257
NETGEAR, Inc.(1)	2,917	81,297
NetScout Systems, Inc.(1)	7,183	155,584
Ribbon Communications, Inc.(1)	8,663	36,038
Viasat, Inc.(1)(2)	11,887	101,158
Viavi Solutions, Inc.(1)	22,226	224,483
		$1,810,955
Construction & Engineering — 1.6%
Ameresco, Inc., Class A(1)	3,197	$75,066
Arcosa, Inc.	5,077	491,149
Argan, Inc.	1,271	174,178
Bowman Consulting Group Ltd.(1)	1,118	27,894
Centuri Holdings, Inc.(1)	1,340	25,875
Concrete Pumping Holdings, Inc.(1)	2,145	14,286
Construction Partners, Inc., Class A(1)	4,492	397,362
Dycom Industries, Inc.(1)	2,972	517,306
Fluor Corp.(1)	17,687	872,323
Granite Construction, Inc.	4,607	404,080
Great Lakes Dredge & Dock Corp.(1)	6,469	73,035
IES Holdings, Inc.(1)	861	173,027
Limbach Holdings, Inc.(1)	1,001	85,625
Matrix Service Co.(1)	2,591	31,014
MYR Group, Inc.(1)	1,628	242,198
Northwest Pipe Co.(1)	837	40,394
Orion Group Holdings, Inc.(1)	3,003	22,012
Primoris Services Corp.	5,592	427,229
Southland Holdings, Inc.(1)	310	1,007
Sterling Infrastructure, Inc.(1)	3,121	525,732
Tutor Perini Corp.(1)	4,396	106,383
		$4,727,175
Construction Materials — 0.5%
Knife River Corp.(1)	5,944	$604,148
Smith-Midland Corp.(1)(2)	440	19,562
Summit Materials, Inc., Class A(1)	12,669	641,052
United States Lime & Minerals, Inc.	1,101	146,147
		$1,410,909
Consumer Finance — 0.9%
Atlanticus Holdings Corp.(1)	446	$24,878
Bread Financial Holdings, Inc.	5,202	317,634
Consumer Portfolio Services, Inc.(1)	1,073	11,653
Dave, Inc.(1)	766	66,581
Encore Capital Group, Inc.(1)	2,310	110,349
Enova International, Inc.(1)	2,566	246,028
FirstCash Holdings, Inc.	4,029	417,404
Green Dot Corp., Class A(1)	4,617	49,125
LendingClub Corp.(1)	11,563	187,205

See Notes to Financial Statements.

CVT
Russell 2000® Small Cap Index Portfolio
December 31, 2024
Schedule of Investments — continued

Security	Shares	Value
Consumer Finance (continued)
LendingTree, Inc.(1)	911	$ 35,301
Medallion Financial Corp.(2)	1,835	17,231
Moneylion, Inc.(1)	833	71,646
Navient Corp.	8,325	110,639
Nelnet, Inc., Class A	1,440	153,806
NerdWallet, Inc., Class A(1)	3,499	46,537
OppFi, Inc.	1,009	7,729
PRA Group, Inc.(1)	3,840	80,218
PROG Holdings, Inc.	4,153	175,506
Regional Management Corp.	671	22,801
Upstart Holdings, Inc.(1)(2)	8,215	505,797
World Acceptance Corp.(1)	369	41,490
		$2,699,558
Consumer Staples Distribution & Retail — 0.8%
Andersons, Inc.	3,200	$129,664
Chefs' Warehouse, Inc.(1)	3,500	172,620
Guardian Pharmacy Services, Inc., Class A(1)	900	18,234
HF Foods Group, Inc.(1)	3,141	10,083
Ingles Markets, Inc., Class A	1,398	90,087
Natural Grocers by Vitamin Cottage, Inc.	875	34,755
PriceSmart, Inc.	2,572	237,061
SpartanNash Co.	3,443	63,076
Sprouts Farmers Market, Inc.(1)	10,436	1,326,102
United Natural Foods, Inc.(1)	5,890	160,856
Village Super Market, Inc., Class A	640	20,410
Weis Markets, Inc.(2)	1,638	110,925
		$2,373,873
Containers & Packaging — 0.2%
Ardagh Metal Packaging SA	14,157	$42,613
Greif, Inc., Class A	2,462	150,477
Greif, Inc., Class B	446	30,261
Myers Industries, Inc.	3,634	40,119
O-I Glass, Inc.(1)	15,177	164,519
Pactiv Evergreen, Inc.	4,146	72,431
Ranpak Holdings Corp.(1)	4,233	29,123
TriMas Corp.	4,125	101,434
		$630,977
Distributors — 0.0%(3)
A-Mark Precious Metals, Inc.	1,891	$51,813
GigaCloud Technology, Inc., Class A(1)(2)	2,300	42,596
Weyco Group, Inc.	443	16,635
		$111,044
Diversified Consumer Services — 1.0%
Adtalem Global Education, Inc.(1)	3,922	$356,314
American Public Education, Inc.(1)	1,538	33,175
Carriage Services, Inc.	1,188	47,342
Security	Shares	Value
Diversified Consumer Services (continued)
Chegg, Inc.(1)	11,742	$ 18,905
Coursera, Inc.(1)	13,485	114,622
European Wax Center, Inc., Class A(1)(2)	3,368	22,465
frontdoor, Inc.(1)	7,952	434,736
Graham Holdings Co., Class B	322	280,758
KinderCare Learning Cos., Inc.(1)	2,915	51,887
Laureate Education, Inc.(1)	13,026	238,245
Lincoln Educational Services Corp.(1)	2,731	43,204
Mister Car Wash, Inc.(1)	9,174	66,878
Nerdy, Inc.(1)(2)	4,065	6,585
OneSpaWorld Holdings Ltd.	10,511	209,169
Perdoceo Education Corp.	6,679	176,793
Strategic Education, Inc.	2,250	210,195
Stride, Inc.(1)	4,455	463,008
Udemy, Inc.(1)	9,103	74,918
Universal Technical Institute, Inc.(1)	4,001	102,866
		$2,952,065
Diversified REITs — 0.6%
Alexander & Baldwin, Inc.	7,211	$127,923
Alpine Income Property Trust, Inc.	1,076	18,066
American Assets Trust, Inc.	4,853	127,440
Armada Hoffler Properties, Inc.	8,248	84,377
Broadstone Net Lease, Inc.	19,735	312,997
CTO Realty Growth, Inc.	3,020	59,524
Empire State Realty Trust, Inc., Class A	14,263	147,194
Essential Properties Realty Trust, Inc.	18,355	574,144
Gladstone Commercial Corp.	3,969	64,457
Global Net Lease, Inc.	21,006	153,344
NexPoint Diversified Real Estate Trust	2,791	17,025
One Liberty Properties, Inc.	1,306	35,576
		$1,722,067
Diversified Telecommunication Services — 0.6%
Anterix, Inc.(1)	1,033	$31,682
AST SpaceMobile, Inc.(1)(2)	13,571	286,348
ATN International, Inc.	967	16,255
Bandwidth, Inc., Class A(1)	2,355	40,082
Cogent Communications Holdings, Inc.	4,462	343,887
Globalstar, Inc.(1)(2)	76,317	157,976
IDT Corp., Class B	1,536	72,991
Liberty Latin America Ltd., Class A(1)	3,362	21,382
Liberty Latin America Ltd., Class C(1)	13,189	83,618
Lumen Technologies, Inc.(1)	105,892	562,287
Shenandoah Telecommunications Co.	4,830	60,906
		$1,677,414
Electric Utilities — 0.8%
ALLETE, Inc.	6,076	$393,725
Genie Energy Ltd., Class B	1,265	19,721
Hawaiian Electric Industries, Inc.(1)	16,344	159,027

See Notes to Financial Statements.

CVT
Russell 2000® Small Cap Index Portfolio
December 31, 2024
Schedule of Investments — continued

Security	Shares	Value
Electric Utilities (continued)
MGE Energy, Inc.	3,814	$ 358,364
Otter Tail Corp.	4,328	319,580
Portland General Electric Co.	10,884	474,760
TXNM Energy, Inc.	9,420	463,181
		$ 2,188,358
Electrical Equipment — 1.2%
Allient, Inc.	1,377	$ 33,434
American Superconductor Corp.(1)	3,345	82,387
Amprius Technologies, Inc.(1)	444	1,243
Array Technologies, Inc.(1)(2)	15,690	94,768
Atkore, Inc.	3,721	310,517
Blink Charging Co.(1)	9,426	13,102
Bloom Energy Corp., Class A(1)	21,027	467,010
ChargePoint Holdings, Inc.(1)(2)	38,031	40,693
Energy Vault Holdings, Inc.(1)(2)	7,973	18,178
EnerSys	4,186	386,912
Enovix Corp.(1)	17,206	187,029
Fluence Energy, Inc.(1)	6,167	97,932
Freyr Battery, Inc.(1)(2)	10,984	28,339
FuelCell Energy, Inc.(1)(2)	1,569	14,184
GrafTech International Ltd.(1)	25,266	43,710
LSI Industries, Inc.	2,901	56,337
NANO Nuclear Energy, Inc.(1)	407	10,132
Net Power, Inc.(1)(2)	2,072	21,943
NEXTracker, Inc., Class A(1)	15,089	551,201
NuScale Power Corp.(1)	8,863	158,914
Plug Power, Inc.(1)(2)	83,426	177,697
Powell Industries, Inc.	949	210,346
Preformed Line Products Co.	222	28,369
SES AI Corp.(1)	10,311	22,581
Shoals Technologies Group, Inc., Class A(1)	17,762	98,224
SolarMax Technology, Inc.(1)	498	807
Solidion Technology, Inc.(1)	868	605
Stem, Inc.(1)(2)	14,154	8,535
Sunrun, Inc.(1)(2)	22,144	204,832
Thermon Group Holdings, Inc.(1)	3,323	95,603
TPI Composites, Inc.(1)(2)	4,132	7,809
Ultralife Corp.(1)	986	7,346
Vicor Corp.(1)	2,205	106,546
		$3,587,265
Electronic Equipment, Instruments & Components — 2.8%
908 Devices, Inc.(1)	1,442	$3,172
Advanced Energy Industries, Inc.	3,916	452,807
Aeva Technologies, Inc.(1)(2)	1,633	7,757
Arlo Technologies, Inc.(1)	9,317	104,257
Badger Meter, Inc.	3,008	638,057
Bel Fuse, Inc., Class A	171	15,404
Bel Fuse, Inc., Class B	1,032	85,109
Belden, Inc.	4,241	477,579
Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Benchmark Electronics, Inc.	3,516	$ 159,626
Climb Global Solutions, Inc.	440	55,770
CTS Corp.	3,118	164,412
Daktronics, Inc.(1)	4,192	70,677
ePlus, Inc.(1)	2,642	195,191
Evolv Technologies Holdings, Inc.(1)(2)	11,113	43,896
Fabrinet(1)	3,779	830,927
FARO Technologies, Inc.(1)	1,964	49,807
Insight Enterprises, Inc.(1)	2,849	433,333
Itron, Inc.(1)	4,726	513,149
Kimball Electronics, Inc.(1)	2,480	46,450
Knowles Corp.(1)	8,936	178,094
Lightwave Logic, Inc.(1)(2)	11,312	23,755
Methode Electronics, Inc.	3,514	41,430
MicroVision, Inc.(1)(2)	17,448	22,857
Mirion Technologies, Inc.(1)	21,611	377,112
Napco Security Technologies, Inc.	3,439	122,291
nLIGHT, Inc.(1)	4,350	45,632
Novanta, Inc.(1)	3,753	573,346
OSI Systems, Inc.(1)	1,660	277,934
Ouster, Inc.(1)(2)	4,239	51,801
PAR Technology Corp.(1)(2)	3,518	255,653
PC Connection, Inc.	1,129	78,206
Plexus Corp.(1)	2,738	428,442
Powerfleet, Inc. NJ(1)	8,866	59,048
Richardson Electronics Ltd.	988	13,862
Rogers Corp.(1)	1,903	193,364
Sanmina Corp.(1)	5,620	425,265
ScanSource, Inc.(1)	2,484	117,866
SmartRent, Inc.(1)	18,178	31,812
TTM Technologies, Inc.(1)	10,170	251,707
Vishay Intertechnology, Inc.	12,694	215,036
Vishay Precision Group, Inc.(1)	1,011	23,728
		$8,155,621
Energy Equipment & Services — 2.0%
Archrock, Inc.	17,459	$434,554
Atlas Energy Solutions, Inc.(2)	6,656	147,630
Borr Drilling Ltd.(1)(2)	22,746	88,709
Bristow Group, Inc.(1)	2,348	80,536
Cactus, Inc., Class A	6,973	406,944
ChampionX Corp.	19,959	542,685
Core Laboratories, Inc.(2)	4,661	80,682
DMC Global, Inc.(1)	1,926	14,156
Drilling Tools International Corp.(1)	921	3,012
Expro Group Holdings NV(1)	9,279	115,709
Forum Energy Technologies, Inc.(1)	810	12,547
Geospace Technologies Corp.(1)	1,231	12,335
Helix Energy Solutions Group, Inc.(1)	14,305	133,323
Helmerich & Payne, Inc.	10,113	323,818
Innovex International, Inc.(1)	3,383	47,261

See Notes to Financial Statements.

CVT
Russell 2000® Small Cap Index Portfolio
December 31, 2024
Schedule of Investments — continued

Security	Shares	Value
Energy Equipment & Services (continued)
Kodiak Gas Services, Inc.	3,406	$ 139,067
Liberty Energy, Inc.	16,356	325,321
Mammoth Energy Services, Inc.(1)	1,924	5,772
Nabors Industries Ltd.(1)	911	52,082
Natural Gas Services Group, Inc.(1)	1,051	28,167
Noble Corp. PLC	14,445	453,573
NPK International, Inc.(1)	7,671	58,837
Oceaneering International, Inc.(1)	10,575	275,796
Oil States International, Inc.(1)	6,222	31,483
Patterson-UTI Energy, Inc.	40,711	336,273
ProFrac Holding Corp., Class A(1)(2)	1,873	14,534
ProPetro Holding Corp.(1)	9,803	91,462
Ranger Energy Services, Inc., Class A	1,283	19,861
RPC, Inc.(2)	8,391	49,843
SEACOR Marine Holdings, Inc.(1)(2)	1,989	13,048
Seadrill Ltd.(1)	7,268	282,943
Select Water Solutions, Inc.	9,545	126,376
Solaris Energy Infrastructure, Inc., Class A	2,541	73,130
TETRA Technologies, Inc.(1)	12,362	44,256
Tidewater, Inc.(1)	4,941	270,322
Transocean Ltd.(1)(2)	73,884	277,065
Valaris Ltd.(1)	6,359	281,322
		$5,694,434
Entertainment — 0.5%
AMC Entertainment Holdings, Inc., Class A(1)	34,292	$136,482
Atlanta Braves Holdings, Inc., Class A(1)(2)	991	40,433
Atlanta Braves Holdings, Inc., Class C(1)	5,082	194,437
Cinemark Holdings, Inc.(1)	11,546	357,695
Eventbrite, Inc., Class A(1)	7,686	25,825
Golden Matrix Group, Inc.(1)	1,948	3,857
IMAX Corp.(1)	4,433	113,485
Lions Gate Entertainment Corp., Class A(1)	5,843	49,899
Lions Gate Entertainment Corp., Class B(1)	12,478	94,209
LiveOne, Inc.(1)(2)	6,666	9,799
Madison Square Garden Entertainment Corp.(1)	3,965	141,154
Marcus Corp.	2,510	53,965
Playstudios, Inc.(1)	8,439	15,696
Reservoir Media, Inc.(1)	1,534	13,883
Sphere Entertainment Co.(1)	2,593	104,550
Vivid Seats, Inc., Class A(1)(2)	7,449	34,489
		$1,389,858
Financial Services — 2.5%
Acacia Research Corp.(1)(2)	3,139	$13,623
Alerus Financial Corp.	2,349	45,195
AvidXchange Holdings, Inc.(1)	18,182	188,002
Banco Latinoamericano de Comercio Exterior SA	2,713	96,501
Burford Capital Ltd.	20,962	267,265
Cannae Holdings, Inc.	5,519	109,607
Cantaloupe, Inc.(1)	5,937	56,461
Security	Shares	Value
Financial Services (continued)
Cass Information Systems, Inc.	1,350	$ 55,228
Compass Diversified Holdings	6,751	155,813
Enact Holdings, Inc.	2,983	96,589
Essent Group Ltd.	10,918	594,376
EVERTEC, Inc.	6,747	232,974
Federal Agricultural Mortgage Corp., Class C	907	178,634
Flywire Corp.(1)	12,634	260,513
HA Sustainable Infrastructure Capital, Inc.(2)	12,084	324,214
I3 Verticals, Inc., Class A(1)	2,239	51,587
International Money Express, Inc.(1)	3,046	63,448
Jackson Financial, Inc., Class A	7,671	667,991
Marqeta, Inc., Class A(1)	49,615	188,041
Merchants Bancorp	1,832	66,813
Mr. Cooper Group, Inc.(1)	6,456	619,840
NCR Atleos Corp.(1)	7,548	256,028
NewtekOne, Inc.	1,925	24,582
NMI Holdings, Inc., Class A(1)	8,208	301,726
Onity Group, Inc.(1)	531	16,307
Pagseguro Digital Ltd., Class A(1)	18,476	115,660
Payoneer Global, Inc.(1)	30,355	304,764
Paysafe Ltd.(1)	3,202	54,754
Paysign, Inc.(1)	2,696	8,142
PennyMac Financial Services, Inc.	2,797	285,686
Priority Technology Holdings, Inc.(1)	1,924	22,607
Radian Group, Inc.	15,854	502,889
Remitly Global, Inc.(1)	15,617	352,476
Repay Holdings Corp.(1)	8,014	61,147
Sezzle, Inc.(1)	231	59,090
StoneCo Ltd., Class A(1)	28,999	231,122
SWK Holdings Corp.(1)	267	4,235
Velocity Financial, Inc.(1)	672	13,144
Walker & Dunlop, Inc.	3,362	326,820
Waterstone Financial, Inc.	1,822	24,488
		$7,298,382
Food Products — 0.9%
Alico, Inc.	470	$12,187
B&G Foods, Inc.	7,068	48,699
Beyond Meat, Inc.(1)(2)	5,892	22,154
BRC, Inc., Class A(1)(2)	4,075	12,918
Calavo Growers, Inc.	1,707	43,529
Cal-Maine Foods, Inc.	4,290	441,527
Dole PLC	7,110	96,269
Forafric Global PLC(1)	431	4,418
Fresh Del Monte Produce, Inc.	3,359	111,552
Hain Celestial Group, Inc.(1)	8,890	54,673
J&J Snack Foods Corp.	1,596	247,587
John B. Sanfilippo & Son, Inc.	891	77,615
Lancaster Colony Corp.	2,047	354,418
Lifeway Foods, Inc.(1)(2)	441	10,937
Limoneira Co.	1,446	35,369

See Notes to Financial Statements.

CVT
Russell 2000® Small Cap Index Portfolio
December 31, 2024
Schedule of Investments — continued

Security	Shares	Value
Food Products (continued)
Mama's Creations, Inc.(1)	3,224	$ 25,663
Mission Produce, Inc.(1)	4,781	68,703
Seneca Foods Corp., Class A(1)	439	34,795
Simply Good Foods Co.(1)	9,549	372,220
SunOpta, Inc.(1)	8,959	68,984
TreeHouse Foods, Inc.(1)	4,798	168,554
Utz Brands, Inc.	6,371	99,770
Vital Farms, Inc.(1)	3,487	131,425
Westrock Coffee Co.(1)(2)	3,320	21,314
WK Kellogg Co.(2)	6,428	115,640
		$2,680,920
Gas Utilities — 0.9%
Brookfield Infrastructure Corp., Class A	12,555	$502,326
Chesapeake Utilities Corp.	2,313	280,683
New Jersey Resources Corp.	10,279	479,515
Northwest Natural Holding Co.	3,842	151,989
ONE Gas, Inc.	5,893	408,090
RGC Resources, Inc.	661	13,260
Southwest Gas Holdings, Inc.	6,373	450,635
Spire, Inc.	5,944	403,181
		$2,689,679
Ground Transportation — 0.4%
ArcBest Corp.	2,463	$229,847
Covenant Logistics Group, Inc.	703	38,321
FTAI Infrastructure, Inc.	9,864	71,613
Heartland Express, Inc.	4,623	51,870
Hertz Global Holdings, Inc.(1)(2)	12,023	44,004
Marten Transport Ltd.	5,775	90,148
PAMT Corp.(1)	502	8,223
Proficient Auto Logistics, Inc.(1)	1,532	12,363
RXO, Inc.(1)	16,685	397,770
Universal Logistics Holdings, Inc.	475	21,821
Werner Enterprises, Inc.	6,200	222,704
		$1,188,684
Health Care Equipment & Supplies — 2.8%
Accuray, Inc.(1)	7,702	$15,250
Alphatec Holdings, Inc.(1)	10,890	99,970
AngioDynamics, Inc.(1)	2,837	25,987
Artivion, Inc.(1)	3,885	111,072
AtriCure, Inc.(1)	4,629	141,462
Avanos Medical, Inc.(1)	4,598	73,200
AxoGen, Inc.(1)	4,047	66,695
Bioventus, Inc., Class A(1)	3,678	38,619
Ceribell, Inc.(1)	1,288	33,333
Cerus Corp.(1)	17,500	26,950
CONMED Corp.	3,228	220,924
CVRx, Inc.(1)(2)	918	11,631
Embecta Corp.	5,742	118,572
Security	Shares	Value
Health Care Equipment & Supplies (continued)
Fractyl Health, Inc.(1)(2)	735	$ 1,514
Glaukos Corp.(1)	5,007	750,750
Haemonetics Corp.(1)	5,250	409,920
ICU Medical, Inc.(1)	2,172	337,029
Inari Medical, Inc.(1)	5,536	282,613
Inmode Ltd.(1)	7,698	128,557
Inogen, Inc.(1)	1,598	14,654
Integer Holdings Corp.(1)	3,488	462,230
Integra LifeSciences Holdings Corp.(1)	6,715	152,296
iRadimed Corp.	721	39,655
iRhythm Technologies, Inc.(1)	3,271	294,946
Lantheus Holdings, Inc.(1)	7,044	630,156
LeMaitre Vascular, Inc.	2,122	195,521
LivaNova PLC(1)	5,706	264,245
Merit Medical Systems, Inc.(1)	5,987	579,063
Neogen Corp.(1)	22,103	268,330
NeuroPace, Inc.(1)	1,337	14,961
Nevro Corp.(1)	3,529	13,128
Novocure Ltd.(1)	11,141	332,002
Omnicell, Inc.(1)	4,774	212,539
OraSure Technologies, Inc.(1)	7,452	26,902
Orchestra BioMed Holdings, Inc.(1)(2)	1,396	5,584
Orthofix Medical, Inc.(1)	3,494	61,005
OrthoPediatrics Corp.(1)	1,565	36,277
Paragon 28, Inc.(1)(2)	3,915	40,442
PROCEPT BioRobotics Corp.(1)	4,661	375,304
Pulmonx Corp.(1)	3,617	24,559
Pulse Biosciences, Inc.(1)(2)	1,334	23,225
RxSight, Inc.(1)	3,636	125,006
Sanara Medtech, Inc.(1)(2)	313	10,392
Semler Scientific, Inc.(1)	413	22,302
SI-BONE, Inc.(1)	4,118	57,734
Sight Sciences, Inc.(1)	3,442	12,529
STAAR Surgical Co.(1)	4,831	117,345
Stereotaxis, Inc.(1)	5,370	12,244
SurModics, Inc.(1)	1,426	56,470
Tactile Systems Technology, Inc.(1)	2,295	39,313
Tandem Diabetes Care, Inc.(1)	6,870	247,457
TransMedics Group, Inc.(1)	3,252	202,762
Treace Medical Concepts, Inc.(1)	4,493	33,428
UFP Technologies, Inc.(1)	736	179,959
Utah Medical Products, Inc.	296	18,195
Varex Imaging Corp.(1)	3,855	56,244
Zimvie, Inc.(1)	2,549	35,559
Zynex, Inc.(1)(2)	1,511	12,103
		$8,200,114
Health Care Providers & Services — 2.6%
Accolade, Inc.(1)	6,560	$22,435
AdaptHealth Corp.(1)	9,594	91,335
Addus HomeCare Corp.(1)	1,765	221,243

See Notes to Financial Statements.

CVT
Russell 2000® Small Cap Index Portfolio
December 31, 2024
Schedule of Investments — continued

Security	Shares	Value
Health Care Providers & Services (continued)
agilon health, Inc.(1)	30,224	$ 57,426
AirSculpt Technologies, Inc.(1)(2)	508	2,637
Alignment Healthcare, Inc.(1)	9,806	110,317
AMN Healthcare Services, Inc.(1)	3,713	88,815
Ardent Health Partners, Inc.(1)	1,227	20,957
Astrana Health, Inc.(1)	4,257	134,223
Aveanna Healthcare Holdings, Inc.(1)	5,295	24,198
BrightSpring Health Services, Inc.(1)(2)	5,379	91,604
Brookdale Senior Living, Inc.(1)	18,689	94,006
Castle Biosciences, Inc.(1)	2,450	65,292
Community Health Systems, Inc.(1)	12,400	37,076
Concentra Group Holdings Parent, Inc.	11,151	220,567
CorVel Corp.(1)	2,784	309,748
Cross Country Healthcare, Inc.(1)	3,421	62,125
DocGo, Inc.(1)(2)	10,639	45,109
Enhabit, Inc.(1)	4,967	38,792
Ensign Group, Inc.	5,750	763,945
Fulgent Genetics, Inc.(1)(2)	2,034	37,568
GeneDx Holdings Corp.(1)	1,191	91,540
Guardant Health, Inc.(1)	12,346	377,170
HealthEquity, Inc.(1)	8,865	850,597
Hims & Hers Health, Inc.(1)	19,853	480,046
InfuSystem Holdings, Inc.(1)	1,500	12,675
Innovage Holding Corp.(1)	1,437	5,647
Joint Corp.(1)	1,060	11,268
LifeStance Health Group, Inc.(1)	14,130	104,138
ModivCare, Inc.(1)	1,257	14,883
Nano-X Imaging Ltd.(1)(2)	4,525	32,580
National HealthCare Corp.	1,241	133,482
National Research Corp.	1,412	24,908
NeoGenomics, Inc.(1)	13,339	219,827
OPKO Health, Inc.(1)(2)	31,889	46,877
Option Care Health, Inc.(1)	17,950	416,440
Owens & Minor, Inc.(1)	7,381	96,470
PACS Group, Inc.(1)	3,863	50,644
Patterson Cos., Inc.	8,242	254,348
Pediatrix Medical Group, Inc.(1)	8,364	109,736
Pennant Group, Inc.(1)	3,414	90,539
Performant Healthcare, Inc.(1)	5,558	16,785
Privia Health Group, Inc.(1)	10,673	208,657
Progyny, Inc.(1)	8,228	141,933
Quipt Home Medical Corp.(1)(2)	3,332	10,163
RadNet, Inc.(1)	6,917	483,083
Select Medical Holdings Corp.	10,967	206,728
Sonida Senior Living, Inc.(1)(2)	335	7,732
Surgery Partners, Inc.(1)	7,666	162,289
Talkspace, Inc.(1)	12,044	37,216
U.S. Physical Therapy, Inc.	1,466	130,049
Viemed Healthcare, Inc.(1)	2,819	22,608
		$7,390,476
Security	Shares	Value
Health Care REITs — 0.7%
American Healthcare REIT, Inc.	15,907	$ 452,077
CareTrust REIT, Inc.	19,426	525,473
Community Healthcare Trust, Inc.	2,538	48,755
Diversified Healthcare Trust	23,576	54,225
Global Medical REIT, Inc.	6,063	46,807
LTC Properties, Inc.	4,678	161,625
National Health Investors, Inc.(2)	4,240	293,832
Sabra Health Care REIT, Inc.	24,744	428,566
Strawberry Fields REIT, Inc.	571	6,018
Universal Health Realty Income Trust	1,333	49,601
		$2,066,979
Health Care Technology — 0.3%
Definitive Healthcare Corp.(1)	4,806	$19,753
Evolent Health, Inc., Class A(1)	11,404	128,295
Health Catalyst, Inc.(1)	5,546	39,210
HealthStream, Inc.	2,408	76,574
LifeMD, Inc.(1)(2)	3,399	16,825
OptimizeRx Corp.(1)	1,258	6,114
Phreesia, Inc.(1)	5,606	141,047
Schrodinger, Inc.(1)	5,415	104,455
Simulations Plus, Inc.	1,576	43,955
Teladoc Health, Inc.(1)	18,009	163,702
Waystar Holding Corp.(1)	4,373	160,489
		$900,419
Hotel & Resort REITs — 0.7%
Apple Hospitality REIT, Inc.	23,850	$366,098
Braemar Hotels & Resorts, Inc.	5,189	15,567
Chatham Lodging Trust	4,756	42,566
DiamondRock Hospitality Co.	20,908	188,799
Pebblebrook Hotel Trust	12,078	163,657
RLJ Lodging Trust	15,814	161,461
Ryman Hospitality Properties, Inc.	6,001	626,144
Service Properties Trust	16,396	41,646
Summit Hotel Properties, Inc.	10,419	71,370
Sunstone Hotel Investors, Inc.	20,512	242,862
Xenia Hotels & Resorts, Inc.	9,989	148,437
		$2,068,607
Hotels, Restaurants & Leisure — 1.9%
Accel Entertainment, Inc.(1)	5,320	$56,818
Bally's Corp.(1)	2,436	43,580
Biglari Holdings, Inc., Class B(1)	80	20,343
BJ's Restaurants, Inc.(1)	1,855	65,175
Bloomin' Brands, Inc.	7,737	94,469
Brinker International, Inc.(1)	4,509	596,496
Cheesecake Factory, Inc.(2)	5,051	239,619
Cracker Barrel Old Country Store, Inc.	2,194	115,975
Dave & Buster's Entertainment, Inc.(1)(2)	3,378	98,604

See Notes to Financial Statements.

CVT
Russell 2000® Small Cap Index Portfolio
December 31, 2024
Schedule of Investments — continued

Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Denny's Corp.(1)	4,997	$ 30,232
Despegar.com Corp.(1)	6,024	115,962
Dine Brands Global, Inc.(2)	1,555	46,806
El Pollo Loco Holdings, Inc.(1)	2,823	32,577
Everi Holdings, Inc.(1)	8,390	113,349
First Watch Restaurant Group, Inc.(1)	2,973	55,328
Full House Resorts, Inc.(1)	2,565	10,465
Global Business Travel Group, Inc. (1)(2)	12,296	114,107
Golden Entertainment, Inc.	2,012	63,579
Hilton Grand Vacations, Inc.(1)	7,228	281,531
Inspired Entertainment, Inc.(1)	1,661	15,032
International Game Technology PLC	11,903	210,207
Jack in the Box, Inc.	2,064	85,945
Krispy Kreme, Inc.(2)	8,703	86,421
Kura Sushi USA, Inc., Class A(1)	575	52,083
Life Time Group Holdings, Inc.(1)	6,478	143,293
Lindblad Expeditions Holdings, Inc.(1)	3,449	40,905
Monarch Casino & Resort, Inc.	1,339	105,647
Nathan's Famous, Inc.	233	18,316
ONE Group Hospitality, Inc.(1)	1,532	4,443
Papa John's International, Inc.	3,297	135,408
PlayAGS, Inc.(1)	4,113	47,423
Portillo's, Inc., Class A(1)(2)	5,292	49,745
Potbelly Corp.(1)	2,155	20,300
RCI Hospitality Holdings, Inc.	845	48,562
Red Rock Resorts, Inc., Class A	4,931	228,009
Rush Street Interactive, Inc.(1)	7,448	102,187
Sabre Corp.(1)	39,995	145,982
Shake Shack, Inc., Class A(1)	3,978	516,344
Six Flags Entertainment Corp.	9,708	467,829
Super Group SGHC Ltd.	15,676	97,661
Sweetgreen, Inc., Class A(1)	10,479	335,957
Target Hospitality Corp.(1)	3,084	29,807
United Parks & Resorts, Inc.(1)	3,418	192,057
Vacasa, Inc., Class A(1)(2)	918	4,498
Xponential Fitness, Inc., Class A(1)(2)	2,041	27,451
		$5,406,527
Household Durables — 1.9%
Beazer Homes USA, Inc.(1)	2,929	$80,430
Cavco Industries, Inc.(1)	866	386,435
Century Communities, Inc.	2,778	203,794
Champion Homes, Inc.(1)	5,613	494,505
Cricut, Inc., Class A	4,718	26,893
Dream Finders Homes, Inc., Class A(1)(2)	2,735	63,643
Ethan Allen Interiors, Inc.	2,254	63,360
Flexsteel Industries, Inc.	452	24,562
GoPro, Inc., Class A(1)	12,764	13,913
Green Brick Partners, Inc.(1)	3,081	174,046
Hamilton Beach Brands Holding Co., Class A	835	14,053
Helen of Troy Ltd.(1)	2,394	143,233
Security	Shares	Value
Household Durables (continued)
Hooker Furnishings Corp.	908	$ 12,721
Hovnanian Enterprises, Inc., Class A(1)	483	64,635
Installed Building Products, Inc.	2,507	439,352
iRobot Corp.(1)	2,726	21,126
KB Home	6,819	448,145
Landsea Homes Corp.(1)	2,092	17,761
La-Z-Boy, Inc.	4,316	188,048
Legacy Housing Corp.(1)	819	20,213
LGI Homes, Inc.(1)	2,185	195,339
Lifetime Brands, Inc.	1,219	7,204
Lovesac Co.(1)	1,384	32,745
M/I Homes, Inc.(1)	2,787	370,532
Meritage Homes Corp.	3,758	578,056
Purple Innovation, Inc.(1)	4,415	3,444
Sonos, Inc.(1)	12,358	185,864
Taylor Morrison Home Corp.(1)	10,470	640,869
Traeger, Inc.(1)	3,429	8,195
TRI Pointe Homes, Inc.(1)	9,645	349,728
United Homes Group, Inc.(1)	508	2,149
Worthington Enterprises, Inc.	3,062	122,817
		$5,397,810
Household Products — 0.3%
Central Garden & Pet Co.(1)(2)	964	$37,403
Central Garden & Pet Co., Class A(1)	5,458	180,387
Energizer Holdings, Inc.	7,522	262,443
Oil-Dri Corp. of America	405	35,494
WD-40 Co.	1,425	345,819
		$861,546
Independent Power and Renewable Electricity Producers — 0.2%
Altus Power, Inc.(1)	5,278	$21,481
Montauk Renewables, Inc.(1)(2)	6,625	26,368
Ormat Technologies, Inc.	6,038	408,893
Sunnova Energy International, Inc.(1)(2)	11,009	37,761
		$494,503
Industrial Conglomerates — 0.0%(3)
Brookfield Business Corp., Class A	2,564	$62,203
		$62,203
Industrial REITs — 0.4%
Industrial Logistics Properties Trust	6,397	$23,349
Innovative Industrial Properties, Inc.	2,948	196,455
LXP Industrial Trust	30,409	246,921
Plymouth Industrial REIT, Inc.	4,269	75,988
Terreno Realty Corp.	9,994	591,045
		$1,133,758

See Notes to Financial Statements.

CVT
Russell 2000® Small Cap Index Portfolio
December 31, 2024
Schedule of Investments — continued

Security	Shares	Value
Insurance — 1.9%
Ambac Financial Group, Inc.(1)	4,583	$ 57,975
American Coastal Insurance Corp., Class C(1)	2,528	34,027
AMERISAFE, Inc.	1,896	97,720
Baldwin Insurance Group, Inc.(1)	6,973	270,274
Bowhead Specialty Holdings, Inc.(1)	1,218	43,263
CNO Financial Group, Inc.	11,019	410,017
Crawford & Co., Class A	1,459	16,866
Donegal Group, Inc., Class A	1,516	23,453
Employers Holdings, Inc.	2,664	136,477
Enstar Group Ltd.(1)	1,325	426,716
F&G Annuities & Life, Inc.	1,837	76,125
Fidelis Insurance Holdings Ltd.	5,278	95,690
Genworth Financial, Inc., Class A(1)	45,038	314,816
GoHealth, Inc., Class A(1)	324	4,338
Goosehead Insurance, Inc., Class A(1)	2,277	244,140
Greenlight Capital Re Ltd., Class A(1)	2,647	37,058
Hamilton Insurance Group Ltd., Class B(1)	4,010	76,310
HCI Group, Inc.(2)	839	97,769
Heritage Insurance Holdings, Inc.(1)	2,240	27,104
Hippo Holdings, Inc.(1)	1,933	51,746
Horace Mann Educators Corp.	4,086	160,294
Investors Title Co.	111	26,280
James River Group Holdings Ltd.	3,680	17,922
Kingsway Financial Services, Inc.(1)	879	7,357
Lemonade, Inc.(1)	5,463	200,383
Maiden Holdings Ltd.(1)	7,497	12,670
MBIA, Inc.(1)(2)	4,850	31,331
Mercury General Corp.	2,665	177,169
NI Holdings, Inc.(1)	903	14,177
Oscar Health, Inc., Class A(1)(2)	20,838	280,063
Palomar Holdings, Inc.(1)	2,691	284,143
ProAssurance Corp.(1)	5,370	85,437
Root, Inc., Class A(1)	846	61,411
Safety Insurance Group, Inc.	1,428	117,667
Selective Insurance Group, Inc.	6,364	595,161
Selectquote, Inc.(1)	10,628	39,536
SiriusPoint Ltd.(1)	9,662	158,360
Skyward Specialty Insurance Group, Inc.(1)	3,886	196,398
Stewart Information Services Corp.	2,831	191,064
Tiptree, Inc.	2,311	48,208
Trupanion, Inc.(1)	3,229	155,638
United Fire Group, Inc.	2,075	59,034
Universal Insurance Holdings, Inc.	2,020	42,541
		$5,504,128
Interactive Media & Services — 0.6%
Bumble, Inc., Class A(1)	10,060	$81,888
CarGurus, Inc.(1)	9,075	331,600
Cars.com, Inc.(1)	6,614	114,620
EverQuote, Inc., Class A(1)	2,223	44,438
fuboTV, Inc.(1)(2)	28,397	35,780
Security	Shares	Value
Interactive Media & Services (continued)
Getty Images Holdings, Inc.(1)(2)	9,829	$ 21,231
Grindr, Inc.(1)	2,405	42,905
MediaAlpha, Inc., Class A(1)	3,026	34,163
Nextdoor Holdings, Inc.(1)	17,089	40,501
Outbrain, Inc.(1)	4,048	29,065
QuinStreet, Inc.(1)	5,125	118,234
Shutterstock, Inc.	2,452	74,418
System1, Inc.(1)	2,046	1,838
TrueCar, Inc.(1)	7,838	29,236
Vimeo, Inc.(1)	15,130	96,832
Webtoon Entertainment, Inc.(1)	1,534	20,832
Yelp, Inc.(1)	6,767	261,883
Ziff Davis, Inc.(1)	4,458	242,248
ZipRecruiter, Inc., Class A(1)	6,932	50,188
		$1,671,900
IT Services — 0.6%
Applied Digital Corp.(1)	20,058	$153,243
ASGN, Inc.(1)	4,571	380,947
Backblaze, Inc., Class A(1)	3,910	23,538
BigBear.ai Holdings, Inc.(1)(2)	9,954	44,295
BigCommerce Holdings, Inc., Series 1(1)	6,679	40,876
Core Scientific, Inc.(1)	18,658	262,145
Couchbase, Inc.(1)	4,161	64,870
DigitalOcean Holdings, Inc.(1)	6,866	233,925
Fastly, Inc., Class A(1)	13,675	129,092
Grid Dynamics Holdings, Inc.(1)	5,471	121,675
Hackett Group, Inc.	2,467	75,786
Information Services Group, Inc.	2,665	8,901
Rackspace Technology, Inc.(1)	7,773	17,178
Tucows, Inc., Class A(1)(2)	790	13,541
Unisys Corp.(1)	6,557	41,506
		$1,611,518
Leisure Products — 0.4%
Acushnet Holdings Corp.	2,840	$201,867
AMMO, Inc.(1)	6,601	7,261
Clarus Corp.	2,191	9,882
Escalade, Inc.	822	11,738
Funko, Inc., Class A(1)	3,416	45,740
JAKKS Pacific, Inc.(1)	597	16,806
Johnson Outdoors, Inc., Class A	405	13,365
Latham Group, Inc.(1)	3,322	23,121
Malibu Boats, Inc., Class A(1)	2,021	75,969
Marine Products Corp.	813	7,455
MasterCraft Boat Holdings, Inc.(1)	1,615	30,798
Peloton Interactive, Inc., Class A(1)(2)	36,847	320,569
Revelyst, Inc.(1)	5,712	109,842
Smith & Wesson Brands, Inc.	4,512	45,594
Solo Brands, Inc., Class A(1)(2)	906	1,033
Sturm Ruger & Co., Inc.	1,738	61,473

See Notes to Financial Statements.

CVT
Russell 2000® Small Cap Index Portfolio
December 31, 2024
Schedule of Investments — continued

Security	Shares	Value
Leisure Products (continued)
Topgolf Callaway Brands Corp.(1)	14,308	$ 112,461
		$ 1,094,974
Life Sciences Tools & Services — 0.3%
Adaptive Biotechnologies Corp.(1)	11,286	$ 67,660
Akoya Biosciences, Inc.(1)(2)	1,199	2,746
BioLife Solutions, Inc.(1)	3,432	89,095
ChromaDex Corp.(1)	4,797	25,448
Codexis, Inc.(1)	8,428	40,202
Conduit Pharmaceuticals, Inc.(1)	2,258	155
CryoPort, Inc.(1)	4,259	33,135
Cytek Biosciences, Inc.(1)	12,042	78,153
Harvard Bioscience, Inc.(1)	3,230	6,815
Lifecore Biomedical, Inc.(1)(2)	2,087	15,506
Maravai LifeSciences Holdings, Inc., Class A(1)	10,821	58,974
MaxCyte, Inc.(1)	10,250	42,640
Mesa Laboratories, Inc.	509	67,122
Nautilus Biotechnology, Inc.(1)	3,575	6,006
OmniAb, Inc.(1)	9,652	34,168
OmniAb, Inc. (earnout shares)(1)(4)(5)	462	0
OmniAb, Inc. (earnout shares)(1)(4)(5)	462	0
Pacific Biosciences of California, Inc.(1)(2)	26,094	47,752
Quanterix Corp.(1)	3,475	36,939
Quantum-Si, Inc.(1)(2)	9,906	26,746
Standard BioTools, Inc.(1)	29,558	51,726
		$730,988
Machinery — 3.8%
374Water, Inc.(1)	4,891	$3,339
3D Systems Corp.(1)	12,675	41,574
Alamo Group, Inc.	1,072	199,296
Albany International Corp., Class A	3,265	261,102
Astec Industries, Inc.	2,260	75,936
Atmus Filtration Technologies, Inc.	8,766	343,452
Barnes Group, Inc.	4,859	229,636
Blue Bird Corp.(1)	3,150	121,684
Chart Industries, Inc.(1)	4,450	849,238
Columbus McKinnon Corp.	2,805	104,458
Commercial Vehicle Group, Inc.(1)	2,653	6,579
Douglas Dynamics, Inc.	2,242	52,978
Eastern Co.	510	13,535
Energy Recovery, Inc.(1)	5,537	81,394
Enerpac Tool Group Corp.	5,689	233,761
Enpro, Inc.	2,197	378,873
ESCO Technologies, Inc.	2,708	360,733
Federal Signal Corp.	6,292	581,318
Franklin Electric Co., Inc.	4,739	461,816
Gencor Industries, Inc.(1)	870	15,355
Gorman-Rupp Co.	2,259	85,661
Graham Corp.(1)	1,004	44,648
Greenbrier Cos., Inc.	3,137	191,326
Security	Shares	Value
Machinery (continued)
Helios Technologies, Inc.	3,258	$ 145,437
Hillenbrand, Inc.	6,995	215,306
Hillman Solutions Corp.(1)	19,582	190,729
Hyliion Holdings Corp.(1)(2)	14,559	37,999
Hyster-Yale, Inc.	1,071	54,546
John Bean Technologies Corp.	4,834	614,401
Kadant, Inc.	1,226	422,958
Kennametal, Inc.	7,762	186,443
L B Foster Co., Class A(1)	888	23,887
Lindsay Corp.	1,099	130,023
Luxfer Holdings PLC	2,400	31,416
Manitowoc Co., Inc.(1)	3,438	31,389
Mayville Engineering Co., Inc.(1)	912	14,337
Miller Industries, Inc.	1,050	68,628
Mueller Industries, Inc.	11,575	918,592
Mueller Water Products, Inc., Class A	16,255	365,737
NN, Inc.(1)	4,511	14,751
Omega Flex, Inc.	248	10,409
Park-Ohio Holdings Corp.	693	18,205
Proto Labs, Inc.(1)	2,621	102,455
REV Group, Inc.	5,031	160,338
Shyft Group, Inc.	3,397	39,881
SPX Technologies, Inc.(1)	4,605	670,120
Standex International Corp.	1,173	219,339
Taylor Devices, Inc.(1)(2)	233	9,697
Tennant Co.	1,983	161,674
Terex Corp.	6,751	312,031
Titan International, Inc.(1)	5,211	35,383
Trinity Industries, Inc.	8,550	300,105
Twin Disc, Inc.	1,094	12,855
Wabash National Corp.	4,717	80,802
Watts Water Technologies, Inc., Class A	2,866	582,658
		$10,920,223
Marine Transportation — 0.3%
Costamare, Inc.	4,298	$55,229
Genco Shipping & Trading Ltd.	4,153	57,893
Golden Ocean Group Ltd.	12,236	109,635
Himalaya Shipping Ltd.(1)	2,261	10,988
Matson, Inc.	3,445	464,524
Pangaea Logistics Solutions Ltd.	3,008	16,123
Safe Bulkers, Inc.	6,968	24,876
		$739,268
Media — 0.7%
Advantage Solutions, Inc.(1)	8,993	$26,260
AMC Networks, Inc., Class A(1)(2)	3,026	29,957
Boston Omaha Corp., Class A(1)	2,278	32,302
Cable One, Inc.	590	213,651
Cardlytics, Inc.(1)(2)	3,307	12,269
Clear Channel Outdoor Holdings, Inc.(1)	36,584	50,120

See Notes to Financial Statements.

CVT
Russell 2000® Small Cap Index Portfolio
December 31, 2024
Schedule of Investments — continued

Security	Shares	Value
Media (continued)
EchoStar Corp., Class A(1)	12,332	$ 282,403
Emerald Holding, Inc.(2)	1,289	6,213
Entravision Communications Corp., Class A	5,618	13,202
EW Scripps Co., Class A(1)	5,870	12,973
Gambling.com Group Ltd.(1)	1,754	24,696
Gannett Co., Inc.(1)	14,229	71,999
Gray Television, Inc.	8,170	25,735
Ibotta, Inc., Class A(1)(2)	1,635	106,406
iHeartMedia, Inc., Class A(1)	8,782	17,388
Innovid Corp.(1)	10,437	32,250
Integral Ad Science Holding Corp.(1)	6,724	70,199
John Wiley & Sons, Inc., Class A	4,175	182,489
Magnite, Inc.(1)	13,162	209,539
National CineMedia, Inc.(1)	6,944	46,108
PubMatic, Inc., Class A(1)	4,266	62,668
Scholastic Corp.	2,305	49,166
Sinclair, Inc.	3,125	50,437
Stagwell, Inc.(1)	7,777	51,173
TechTarget, Inc.(1)	2,573	50,997
TEGNA, Inc.	17,267	315,813
Thryv Holdings, Inc.(1)	3,906	57,809
Townsquare Media, Inc., Class A	965	8,772
WideOpenWest, Inc.(1)	4,110	20,386
		$2,133,380
Metals & Mining — 1.5%
Alpha Metallurgical Resources, Inc.(1)	1,150	$230,138
Arch Resources, Inc.	1,839	259,703
Caledonia Mining Corp. PLC	1,356	12,760
Carpenter Technology Corp.	4,930	836,670
Century Aluminum Co.(1)	5,191	94,580
Coeur Mining, Inc.(1)	41,333	236,425
Commercial Metals Co.	11,919	591,182
Compass Minerals International, Inc.	3,406	38,317
Constellium SE(1)	12,688	130,306
Contango ORE, Inc.(1)	778	7,795
Critical Metals Corp.(1)	716	4,862
Dakota Gold Corp.(1)	3,810	8,382
Hecla Mining Co.	59,512	292,204
i-80 Gold Corp.(1)	32,074	15,556
Ivanhoe Electric, Inc.(1)	8,189	61,827
Kaiser Aluminum Corp.	1,586	111,448
Lifezone Metals Ltd.(1)	3,577	24,860
MAC Copper Ltd., Class A(1)	5,277	56,042
Materion Corp.	2,154	212,987
Metallus, Inc.(1)	4,290	60,618
Novagold Resources, Inc.(1)	24,037	80,043
Olympic Steel, Inc.	1,021	33,499
Perpetua Resources Corp.(1)	3,119	33,280
Piedmont Lithium, Inc.(1)(2)	1,783	15,583
Radius Recycling, Inc.	2,572	39,146
Security	Shares	Value
Metals & Mining (continued)
Ramaco Resources, Inc., Class A	2,216	$ 22,736
Ramaco Resources, Inc., Class B	373	3,688
Ryerson Holding Corp.	2,913	53,920
SSR Mining, Inc.(1)	19,882	138,379
SunCoke Energy, Inc.	8,308	88,896
Tredegar Corp.(1)	2,145	16,474
Universal Stainless & Alloy Products, Inc.(1)	853	37,558
Warrior Met Coal, Inc.	5,424	294,198
Worthington Steel, Inc.	3,405	108,347
		$4,252,409
Mortgage Real Estate Investment Trusts (REITs) — 0.8%
Advanced Flower Capital, Inc.(2)	1,617	$13,470
AG Mortgage Investment Trust, Inc.(2)	2,820	18,753
Angel Oak Mortgage REIT, Inc.	557	5,169
Apollo Commercial Real Estate Finance, Inc.	14,116	122,245
Arbor Realty Trust, Inc.(2)	19,266	266,834
Ares Commercial Real Estate Corp.(2)	5,128	30,204
ARMOUR Residential REIT, Inc.(2)	5,869	110,689
Blackstone Mortgage Trust, Inc., Class A	18,165	316,253
BrightSpire Capital, Inc.	12,807	72,231
Chicago Atlantic Real Estate Finance, Inc.(2)	1,352	20,848
Chimera Investment Corp.	7,716	108,024
Claros Mortgage Trust, Inc.	9,023	40,784
Dynex Capital, Inc.(2)	7,536	95,330
Ellington Financial, Inc.(2)	8,366	101,396
Franklin BSP Realty Trust, Inc.	8,265	103,643
Granite Point Mortgage Trust, Inc.(2)	4,738	13,219
Invesco Mortgage Capital, Inc.(2)	4,656	37,481
KKR Real Estate Finance Trust, Inc.	5,856	59,146
Ladder Capital Corp.	11,260	125,999
MFA Financial, Inc.	10,171	103,642
New York Mortgage Trust, Inc.	9,047	54,825
Nexpoint Real Estate Finance, Inc.	588	9,226
Orchid Island Capital, Inc.(2)	7,252	56,421
PennyMac Mortgage Investment Trust	8,786	110,616
Ready Capital Corp.(2)	15,925	108,608
Redwood Trust, Inc.	13,124	85,700
Seven Hills Realty Trust(2)	1,253	16,389
Sunrise Realty Trust, Inc.(2)	539	7,589
TPG RE Finance Trust, Inc.	5,623	47,795
Two Harbors Investment Corp.	10,519	124,440
		$2,386,969
Multi-Utilities — 0.4%
Avista Corp.	7,931	$290,512
Black Hills Corp.	7,330	428,952
Northwestern Energy Group, Inc.	6,450	344,817
Unitil Corp.	1,586	85,945
		$1,150,226

See Notes to Financial Statements.

CVT
Russell 2000® Small Cap Index Portfolio
December 31, 2024
Schedule of Investments — continued

Security	Shares	Value
Office REITs — 0.7%
Brandywine Realty Trust	16,919	$ 94,746
City Office REIT, Inc.	3,686	20,347
COPT Defense Properties	11,778	364,529
Douglas Emmett, Inc.	16,895	313,571
Easterly Government Properties, Inc.	9,929	112,793
Franklin Street Properties Corp.	9,556	17,488
Hudson Pacific Properties, Inc.	13,630	41,299
JBG SMITH Properties	8,693	133,611
NET Lease Office Properties(1)(2)	1,455	45,411
Orion Office REIT, Inc.	5,639	20,921
Paramount Group, Inc.	18,393	90,861
Peakstone Realty Trust	3,628	40,162
Piedmont Office Realty Trust, Inc., Class A	12,278	112,344
Postal Realty Trust, Inc., Class A	1,548	20,201
SL Green Realty Corp.	7,375	500,910
		$1,929,194
Oil, Gas & Consumable Fuels — 2.9%
Aemetis, Inc.(1)	3,550	$9,549
Amplify Energy Corp.(1)	2,675	16,050
Ardmore Shipping Corp.	4,052	49,232
Berry Corp.	7,582	31,314
BKV Corp.(1)	1,505	35,789
California Resources Corp.	7,217	374,490
Centrus Energy Corp., Class A(1)(2)	1,399	93,187
Clean Energy Fuels Corp.(1)	16,735	42,005
CNX Resources Corp.(1)	15,267	559,841
Comstock Resources, Inc.(1)	9,139	166,513
CONSOL Energy, Inc.	3,062	326,654
Crescent Energy Co., Class A	17,003	248,414
CVR Energy, Inc.	3,347	62,723
Delek U.S. Holdings, Inc.	6,207	114,829
DHT Holdings, Inc.	13,636	126,678
Diversified Energy Co. PLC(6)	4,604	77,347
Dorian LPG Ltd.	3,571	87,025
Empire Petroleum Corp.(1)(2)	508	3,861
Encore Energy Corp.(1)	18,393	62,720
Energy Fuels, Inc.(1)(2)	18,017	92,427
Evolution Petroleum Corp.(2)	2,605	13,624
Excelerate Energy, Inc., Class A	1,791	54,178
Flex LNG Ltd.(2)	2,961	67,925
FutureFuel Corp.	1,874	9,913
Golar LNG Ltd.	10,354	438,181
Granite Ridge Resources, Inc.(2)	5,158	33,321
Green Plains, Inc.(1)	5,782	54,813
Gulfport Energy Corp.(1)	1,355	249,591
Hallador Energy Co.(1)	1,886	21,595
HighPeak Energy, Inc.(2)	1,050	15,435
International Seaways, Inc.	4,039	145,162
Kinetik Holdings, Inc.	3,876	219,808
Kosmos Energy Ltd.(1)	47,288	161,725
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Magnolia Oil & Gas Corp., Class A	18,119	$ 423,622
Murphy Oil Corp.	14,695	444,671
NACCO Industries, Inc., Class A	304	9,065
NextDecade Corp.(1)(2)	11,328	87,339
Nordic American Tankers Ltd.(2)	20,402	51,005
Northern Oil & Gas, Inc.	10,378	385,646
Par Pacific Holdings, Inc.(1)	5,494	90,047
PBF Energy, Inc., Class A	10,522	279,359
Peabody Energy Corp.	13,234	277,120
PrimeEnergy Resources Corp.(1)	61	13,395
REX American Resources Corp.(1)	1,555	64,828
Riley Exploration Permian, Inc.	1,189	37,953
Ring Energy, Inc.(1)(2)	11,829	16,087
Sable Offshore Corp.(1)	4,944	113,218
SandRidge Energy, Inc.	3,148	36,863
Scorpio Tankers, Inc.	4,746	235,829
SFL Corp. Ltd.	13,664	139,646
Sitio Royalties Corp., Class A	8,095	155,262
SM Energy Co.	11,970	463,957
Talos Energy, Inc.(1)	14,487	140,669
Teekay Corp. Ltd.(2)	6,546	45,364
Teekay Tankers Ltd., Class A	2,377	94,581
Uranium Energy Corp.(1)	41,733	279,194
Ur-Energy, Inc.(1)	37,006	42,557
VAALCO Energy, Inc.	10,631	46,457
Verde Clean Fuels, Inc.(1)	355	1,443
Vital Energy, Inc.(1)(2)	2,802	86,638
Vitesse Energy, Inc.(2)	2,473	61,825
W&T Offshore, Inc.(2)	9,698	16,099
World Kinect Corp.	5,762	158,513
		$8,364,171
Paper & Forest Products — 0.1%
Clearwater Paper Corp.(1)	1,653	$49,210
Sylvamo Corp.	3,639	287,554
		$336,764
Passenger Airlines — 0.4%
Allegiant Travel Co.	1,571	$147,862
Blade Air Mobility, Inc.(1)	4,209	17,888
Frontier Group Holdings, Inc.(1)(2)	3,758	26,719
JetBlue Airways Corp.(1)(2)	32,679	256,857
Joby Aviation, Inc.(1)	45,211	367,565
SkyWest, Inc.(1)	4,145	415,039
Sun Country Airlines Holdings, Inc.(1)	3,720	54,238
Wheels Up Experience, Inc.(1)(2)	8,787	14,499
		$1,300,667
Personal Care Products — 0.2%
Beauty Health Co.(1)(2)	7,481	$11,895
Edgewell Personal Care Co.	4,820	161,952

See Notes to Financial Statements.

CVT
Russell 2000® Small Cap Index Portfolio
December 31, 2024
Schedule of Investments — continued

Security	Shares	Value
Personal Care Products (continued)
Herbalife Ltd.(1)	9,825	$ 65,729
Honest Co., Inc.(1)	7,847	54,380
Interparfums, Inc.	1,907	250,790
Medifast, Inc.(1)	1,067	18,800
Nature's Sunshine Products, Inc.(1)	1,018	14,924
Nu Skin Enterprises, Inc., Class A	4,956	34,147
Olaplex Holdings, Inc.(1)(2)	13,585	23,502
USANA Health Sciences, Inc.(1)	1,121	40,233
Veru, Inc.(1)	12,941	8,418
Waldencast PLC, Class A(1)	3,615	14,532
		$699,302
Pharmaceuticals — 1.6%
Alto Neuroscience, Inc.(1)	2,164	$9,154
Alumis, Inc.(1)(2)	1,342	10,548
Amneal Pharmaceuticals, Inc.(1)	15,590	123,473
Amphastar Pharmaceuticals, Inc.(1)	3,762	139,683
ANI Pharmaceuticals, Inc.(1)	1,812	100,167
Aquestive Therapeutics, Inc.(1)(2)	7,276	25,903
Arvinas, Inc.(1)	6,294	120,656
Atea Pharmaceuticals, Inc.(1)	7,514	25,172
Avadel Pharmaceuticals PLC(1)	9,055	95,168
Axsome Therapeutics, Inc.(1)	3,852	325,918
BioAge Labs, Inc.(1)	1,269	7,347
Biote Corp., Class A(1)	2,642	16,328
Cassava Sciences, Inc.(1)(2)	3,951	9,324
Collegium Pharmaceutical, Inc.(1)	3,419	97,954
Contineum Therapeutics, Inc., Class A(1)	680	9,962
Corcept Therapeutics, Inc.(1)	8,459	426,249
CorMedix, Inc.(1)(2)	5,564	45,068
Edgewise Therapeutics, Inc.(1)	7,594	202,760
Enliven Therapeutics, Inc.(1)(2)	3,449	77,602
Esperion Therapeutics, Inc.(1)	18,512	40,726
Evolus, Inc.(1)	5,415	59,782
EyePoint Pharmaceuticals, Inc.(1)	6,838	50,943
Fulcrum Therapeutics, Inc.(1)	6,079	28,571
Harmony Biosciences Holdings, Inc.(1)	3,987	137,193
Harrow, Inc.(1)	2,989	100,281
Innoviva, Inc.(1)	5,422	94,072
Ligand Pharmaceuticals, Inc.(1)	1,811	194,049
Liquidia Corp.(1)(2)	6,632	77,992
Lyra Therapeutics, Inc.(1)	4,741	979
MBX Biosciences, Inc.(1)	1,177	21,692
MediWound Ltd.(1)(2)	785	13,973
Mind Medicine MindMed, Inc.(1)(2)	7,053	49,089
Nektar Therapeutics(1)	17,490	16,266
Neumora Therapeutics, Inc.(1)(2)	8,241	87,355
Nuvation Bio, Inc.(1)(2)	17,567	46,728
Ocular Therapeutix, Inc.(1)(2)	15,245	130,192
Omeros Corp.(1)	5,027	49,667
Pacira BioSciences, Inc.(1)	4,526	85,270
Security	Shares	Value
Pharmaceuticals (continued)
Phathom Pharmaceuticals, Inc.(1)(2)	3,095	$ 25,131
Phibro Animal Health Corp., Class A	2,069	43,449
Pliant Therapeutics, Inc.(1)	5,614	73,936
Prestige Consumer Healthcare, Inc.(1)	5,182	404,662
Rapport Therapeutics, Inc.(1)	941	16,693
Revance Therapeutics, Inc.(1)	10,547	32,063
Scilex Holding Co.(1)	5,205	2,219
scPharmaceuticals, Inc.(1)(2)	2,385	8,443
Septerna, Inc.(1)	1,944	44,518
SIGA Technologies, Inc.	3,774	22,682
Supernus Pharmaceuticals, Inc.(1)	5,253	189,948
Tarsus Pharmaceuticals, Inc.(1)	3,848	213,064
Telomir Pharmaceuticals, Inc.(1)	471	1,940
Terns Pharmaceuticals, Inc.(1)	5,640	31,246
Theravance Biopharma, Inc.(1)	3,598	33,857
Third Harmonic Bio, Inc.(1)(2)	2,017	20,755
Trevi Therapeutics, Inc.(1)	6,332	26,088
Ventyx Biosciences, Inc.(1)(2)	4,650	10,183
Verrica Pharmaceuticals, Inc.(1)(2)	1,724	1,207
WaVe Life Sciences Ltd.(1)	9,642	119,272
Xeris Biopharma Holdings, Inc.(1)	14,205	48,155
Zevra Therapeutics, Inc.(1)(2)	4,261	35,537
		$4,558,304
Professional Services — 2.1%
Alight, Inc., Class A	42,967	$297,332
Asure Software, Inc.(1)	1,563	14,708
Barrett Business Services, Inc.	2,740	119,026
BlackSky Technology, Inc.(1)(2)	2,626	28,335
CBIZ, Inc.(1)	5,014	410,296
Conduent, Inc.(1)	16,976	68,583
CRA International, Inc.	671	125,611
CSG Systems International, Inc.	2,955	151,030
DLH Holdings Corp.(1)(2)	831	6,673
ExlService Holdings, Inc.(1)	16,280	722,506
Exponent, Inc.	5,288	471,161
First Advantage Corp.(1)	6,267	117,381
FiscalNote Holdings, Inc.(1)(2)	5,142	5,502
Forrester Research, Inc.(1)	966	15,137
Franklin Covey Co.(1)	1,203	45,209
Heidrick & Struggles International, Inc.	1,956	86,670
HireQuest, Inc.(2)	443	6,273
Huron Consulting Group, Inc.(1)	1,838	228,390
IBEX Holdings Ltd.(1)	718	15,430
ICF International, Inc.	1,890	225,307
Innodata, Inc.(1)	2,633	104,056
Insperity, Inc.	3,637	281,904
Kelly Services, Inc., Class A	3,255	45,375
Kforce, Inc.	1,926	109,204
Korn Ferry	5,432	366,388
Legalzoom.com, Inc.(1)	13,345	100,221

See Notes to Financial Statements.

CVT
Russell 2000® Small Cap Index Portfolio
December 31, 2024
Schedule of Investments — continued

Security	Shares	Value
Professional Services (continued)
Maximus, Inc.	6,180	$ 461,337
Mistras Group, Inc.(1)	1,720	15,583
NV5 Global, Inc.(1)	5,760	108,518
Planet Labs PBC(1)(2)	22,577	91,211
Resources Connection, Inc.	3,200	27,296
Spire Global, Inc.(1)(2)	2,185	30,743
TriNet Group, Inc.	3,344	303,535
TrueBlue, Inc.(1)	3,148	26,443
TTEC Holdings, Inc.(2)	1,918	9,571
Upwork, Inc.(1)	12,952	211,765
Verra Mobility Corp.(1)	16,868	407,868
Willdan Group, Inc.(1)	1,228	46,774
WNS Holdings Ltd.(1)	4,542	215,245
		$6,123,597
Real Estate Management & Development — 0.6%
American Realty Investors, Inc.(1)	112	$1,644
Anywhere Real Estate, Inc.(1)	10,639	35,109
Compass, Inc., Class A(1)	38,451	224,938
Cushman & Wakefield PLC(1)	23,197	303,417
eXp World Holdings, Inc.(2)	7,935	91,332
Forestar Group, Inc.(1)	1,808	46,863
FRP Holdings, Inc.(1)	1,176	36,021
Kennedy-Wilson Holdings, Inc.	11,899	118,871
Marcus & Millichap, Inc.	2,400	91,824
Maui Land & Pineapple Co., Inc.(1)(2)	623	13,694
Newmark Group, Inc., Class A	13,379	171,385
Offerpad Solutions, Inc.(1)	1,023	2,916
Opendoor Technologies, Inc.(1)(2)	62,774	100,438
RE/MAX Holdings, Inc., Class A(1)	1,564	16,688
Real Brokerage, Inc.(1)	9,322	42,881
Redfin Corp.(1)	11,880	93,496
RMR Group, Inc., Class A	1,361	28,091
St. Joe Co.	3,653	164,129
Star Holdings(1)	1,028	10,002
Stratus Properties, Inc.(1)	442	9,176
Tejon Ranch Co.(1)	2,066	32,849
Transcontinental Realty Investors, Inc.(1)	94	2,802
		$1,638,566
Residential REITs — 0.4%
Apartment Investment and Management Co., Class A(1)	14,746	$134,041
BRT Apartments Corp.(2)	1,176	21,203
Centerspace	1,732	114,572
Clipper Realty, Inc.	1,313	6,014
Elme Communities	8,738	133,429
Independence Realty Trust, Inc.	23,644	469,097
NexPoint Residential Trust, Inc.	2,244	93,687
UMH Properties, Inc.	7,564	142,808
Security	Shares	Value
Residential REITs (continued)
Veris Residential, Inc.	7,866	$ 130,812
		$ 1,245,663
Retail REITs — 1.3%
Acadia Realty Trust	12,258	$ 296,153
Alexander's, Inc.	184	36,811
CBL & Associates Properties, Inc.	2,226	65,467
Curbline Properties Corp.	9,937	230,737
FrontView REIT, Inc.	1,509	27,358
Getty Realty Corp.(2)	4,944	148,963
InvenTrust Properties Corp.	8,109	244,324
Kite Realty Group Trust	22,718	573,402
Macerich Co.	24,769	493,399
NETSTREIT Corp.(2)	7,878	111,474
Phillips Edison & Co., Inc.	12,846	481,211
Retail Opportunity Investments Corp.	12,967	225,107
Saul Centers, Inc.	1,207	46,832
SITE Centers Corp.	4,653	71,144
Tanger, Inc.	11,139	380,174
Urban Edge Properties	13,176	283,284
Whitestone REIT	4,835	68,512
		$3,784,352
Semiconductors & Semiconductor Equipment — 2.4%
ACM Research, Inc., Class A(1)	4,782	$72,208
Aehr Test Systems(1)(2)	2,571	42,756
Alpha & Omega Semiconductor Ltd.(1)	2,305	85,354
Ambarella, Inc.(1)	3,964	288,341
Axcelis Technologies, Inc.(1)	3,300	230,571
CEVA, Inc.(1)	2,293	72,344
Cohu, Inc.(1)	4,642	123,941
Credo Technology Group Holding Ltd.(1)	14,279	959,692
Diodes, Inc.(1)	4,772	294,289
Everspin Technologies, Inc.(1)	1,907	12,186
FormFactor, Inc.(1)	8,100	356,400
GCT Semiconductor Holding, Inc.(1)	742	1,729
Ichor Holdings Ltd.(1)	3,189	102,750
Impinj, Inc.(1)	2,323	337,439
indie Semiconductor, Inc., Class A(1)(2)	15,597	63,168
Kulicke & Soffa Industries, Inc.	5,375	250,797
MaxLinear, Inc.(1)	7,878	155,827
Navitas Semiconductor Corp.(1)(2)	11,326	40,434
NVE Corp.	394	32,083
PDF Solutions, Inc.(1)	3,045	82,459
Penguin Solutions, Inc.(1)	5,448	104,547
Photronics, Inc.(1)	6,070	143,009
Power Integrations, Inc.	5,921	365,326
QuickLogic Corp.(1)(2)	1,351	15,266
Rambus, Inc.(1)	11,179	590,922
Rigetti Computing, Inc.(1)(2)	16,490	251,637
Semtech Corp.(1)	7,601	470,122

See Notes to Financial Statements.

CVT
Russell 2000® Small Cap Index Portfolio
December 31, 2024
Schedule of Investments — continued

Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Silicon Laboratories, Inc.(1)	3,353	$ 416,510
SiTime Corp.(1)	1,945	417,261
SkyWater Technology, Inc.(1)	2,849	39,316
Synaptics, Inc.(1)	4,142	316,117
Ultra Clean Holdings, Inc.(1)	4,422	158,971
Veeco Instruments, Inc.(1)	5,446	145,953
		$ 7,039,725
Software — 6.3%
8x8, Inc.(1)	11,167	$29,816
A10 Networks, Inc.	7,021	129,186
ACI Worldwide, Inc.(1)	11,034	572,775
Adeia, Inc.	10,636	148,691
Agilysys, Inc.(1)	2,283	300,694
Airship AI Holdings, Inc.(1)(2)	303	1,897
Alarm.com Holdings, Inc.(1)	4,953	301,142
Alkami Technology, Inc.(1)	5,553	203,684
Altair Engineering, Inc., Class A(1)	5,671	618,763
Amplitude, Inc., Class A(1)	8,172	86,215
Appian Corp., Class A(1)	4,079	134,525
Arteris, Inc.(1)	2,703	27,544
Asana, Inc., Class A(1)	8,418	170,633
AudioEye, Inc.(1)	684	10,404
Aurora Innovation, Inc.(1)(2)	98,238	618,899
AvePoint, Inc.(1)	13,475	222,472
Bit Digital, Inc.(1)	11,822	34,638
Blackbaud, Inc.(1)	4,182	309,133
BlackLine, Inc.(1)	6,038	366,869
Blend Labs, Inc., Class A(1)	22,620	95,230
Box, Inc., Class A(1)	14,733	465,563
Braze, Inc., Class A(1)	6,679	279,717
C3.ai, Inc., Class A(1)	11,574	398,493
Cerence, Inc.(1)	4,008	31,463
Cipher Mining, Inc.(1)(2)	21,187	98,308
Cleanspark, Inc.(1)	26,034	239,773
Clear Secure, Inc., Class A	8,894	236,936
Clearwater Analytics Holdings, Inc., Class A(1)	18,708	514,844
Commvault Systems, Inc.(1)	4,566	689,055
Consensus Cloud Solutions, Inc.(1)	1,958	46,718
CS Disco, Inc.(1)	1,668	8,323
Daily Journal Corp.(1)	134	76,111
Digimarc Corp.(1)(2)	1,402	52,505
Digital Turbine, Inc.(1)(2)	9,410	15,903
Domo, Inc., Class B(1)	3,023	21,403
D-Wave Quantum, Inc.(1)(2)	10,347	86,915
E2open Parent Holdings, Inc.(1)(2)	20,729	55,139
eGain Corp.(1)	1,491	9,289
Enfusion, Inc., Class A(1)	4,960	51,088
EverCommerce, Inc.(1)(2)	2,327	25,620
Freshworks, Inc., Class A(1)	20,947	338,713
Hut 8 Corp.(1)(2)	8,475	173,653
Security	Shares	Value
Software (continued)
Intapp, Inc.(1)	5,579	$ 357,558
InterDigital, Inc.(2)	2,646	512,583
Jamf Holding Corp.(1)	8,298	116,587
Kaltura, Inc.(1)	6,855	15,081
Life360, Inc.(1)	1,072	44,241
LiveRamp Holdings, Inc.(1)	6,906	209,735
Logility Supply Chain Solutions, Inc., Class A	2,770	30,692
MARA Holdings, Inc.(1)(2)	29,787	499,528
Matterport, Inc.(1)	27,771	131,635
MeridianLink, Inc.(1)	3,421	70,644
Mitek Systems, Inc.(1)	4,210	46,857
N-able, Inc.(1)	6,953	64,941
NCR Voyix Corp.(1)	15,221	210,659
NextNav, Inc.(1)(2)	8,098	126,005
Olo, Inc., Class A(1)	10,204	78,367
ON24, Inc.(1)	3,120	20,155
OneSpan, Inc.(1)	3,953	73,289
Ooma, Inc.(1)	2,353	33,083
Pagaya Technologies Ltd., Class A(1)(2)	3,958	36,770
PagerDuty, Inc.(1)	9,319	170,165
Porch Group, Inc.(1)(2)	7,562	37,205
Prairie Operating Co.(1)	410	2,837
Progress Software Corp.	4,446	289,657
PROS Holdings, Inc.(1)	4,443	97,568
Q2 Holdings, Inc.(1)	6,156	619,601
Qualys, Inc.(1)	3,884	544,614
Rapid7, Inc.(1)	6,281	252,685
Red Violet, Inc.(1)	1,096	39,675
Rekor Systems, Inc.(1)	6,961	10,859
ReposiTrak, Inc.(2)	1,148	25,405
Rimini Street, Inc.(1)	3,438	9,179
Riot Platforms, Inc.(1)(2)	28,899	295,059
Roadzen, Inc.(1)	1,482	3,231
Sapiens International Corp. NV	3,055	82,088
SEMrush Holdings, Inc., Class A(1)	3,554	42,222
Silvaco Group, Inc.(1)(2)	614	4,961
SolarWinds Corp.	5,026	71,620
SoundHound AI, Inc., Class A(1)(2)	31,561	626,170
SoundThinking, Inc.(1)	986	12,877
Sprinklr, Inc., Class A(1)	12,826	108,380
Sprout Social, Inc., Class A(1)	4,948	151,953
SPS Commerce, Inc.(1)	3,894	716,457
Telos Corp.(1)	5,513	18,854
Tenable Holdings, Inc.(1)	12,336	485,792
Terawulf, Inc.(1)(2)	27,993	158,440
Varonis Systems, Inc.(1)	11,534	512,456
Verint Systems, Inc.(1)	6,288	172,606
Vertex, Inc., Class A(1)	5,678	302,921
Viant Technology, Inc., Class A(1)	1,602	30,422
Weave Communications, Inc.(1)	4,143	65,957
WM Technology, Inc.(1)	8,176	11,283

See Notes to Financial Statements.

CVT
Russell 2000® Small Cap Index Portfolio
December 31, 2024
Schedule of Investments — continued

Security	Shares	Value
Software (continued)
Workiva, Inc.(1)	5,284	$ 578,598
Xperi, Inc.(1)	4,164	42,764
Yext, Inc.(1)	10,639	67,664
Zeta Global Holdings Corp., Class A(1)	18,698	336,377
Zuora, Inc., Class A(1)	14,140	140,269
		$ 18,116,023
Specialized REITs — 0.4%
Farmland Partners, Inc.(2)	4,989	$ 58,671
Four Corners Property Trust, Inc.	10,094	273,951
Gladstone Land Corp.	3,332	36,152
Outfront Media, Inc.	15,780	279,937
PotlatchDeltic Corp.	8,311	326,207
Safehold, Inc.	5,040	93,139
Uniti Group, Inc.	23,685	130,268
		$1,198,325
Specialty Retail — 2.3%
1-800-Flowers.com, Inc., Class A(1)(2)	2,081	$17,002
Abercrombie & Fitch Co., Class A(1)	5,210	778,739
Academy Sports & Outdoors, Inc.	7,218	415,251
aka Brands Holding Corp.(1)	61	1,142
American Eagle Outfitters, Inc.	18,475	307,978
America's Car-Mart, Inc.(1)	578	29,622
Arhaus, Inc.	5,020	47,188
Arko Corp.	8,129	53,570
Asbury Automotive Group, Inc.(1)	2,052	498,698
BARK, Inc.(1)	9,359	17,221
Beyond, Inc.(1)(2)	4,484	22,106
Boot Barn Holdings, Inc.(1)	3,096	470,035
Buckle, Inc.	3,037	154,310
Build-A-Bear Workshop, Inc.	1,064	48,987
Caleres, Inc.	3,449	79,879
Camping World Holdings, Inc., Class A	5,546	116,910
Citi Trends, Inc.(1)	788	20,685
Designer Brands, Inc., Class A	4,336	23,154
Destination XL Group, Inc.(1)(2)	4,482	12,057
EVgo, Inc.(1)	10,242	41,480
Foot Locker, Inc.(1)	8,728	189,921
Genesco, Inc.(1)	983	42,023
Group 1 Automotive, Inc.	1,385	583,750
GrowGeneration Corp.(1)(2)	4,242	7,169
Haverty Furniture Cos., Inc.	1,371	30,518
J Jill, Inc.	376	10,385
Lands' End, Inc.(1)	1,134	14,901
Leslie's, Inc.(1)	17,657	39,375
MarineMax, Inc.(1)	2,124	61,490
Monro, Inc.	3,098	76,830
National Vision Holdings, Inc.(1)	7,721	80,453
ODP Corp.(1)	3,492	79,408
OneWater Marine, Inc., Class A(1)	953	16,563
Security	Shares	Value
Specialty Retail (continued)
Petco Health & Wellness Co., Inc.(1)	8,134	$ 30,991
RealReal, Inc.(1)(2)	9,589	104,808
Revolve Group, Inc.(1)	4,079	136,606
RumbleON, Inc., Class B(1)(2)	1,573	8,541
Sally Beauty Holdings, Inc.(1)	10,669	111,491
Shoe Carnival, Inc.	1,826	60,404
Signet Jewelers Ltd.	4,327	349,232
Sleep Number Corp.(1)	2,108	32,126
Sonic Automotive, Inc., Class A	1,548	98,066
Stitch Fix, Inc., Class A(1)	8,194	35,316
ThredUp, Inc., Class A(1)	7,003	9,734
Tile Shop Holdings, Inc.(1)(2)	2,729	18,912
Tilly's, Inc., Class A(1)	1,890	8,032
Torrid Holdings, Inc.(1)(2)	979	5,120
Upbound Group, Inc.	5,479	159,822
Urban Outfitters, Inc.(1)	6,628	363,745
Victoria's Secret & Co.(1)	8,211	340,100
Warby Parker, Inc., Class A(1)	9,265	224,306
Winmark Corp.	284	111,632
Zumiez, Inc.(1)	1,649	31,611
		$6,629,395
Technology Hardware, Storage & Peripherals — 0.4%
CompoSecure, Inc., Class A	2,493	$38,218
Corsair Gaming, Inc.(1)	3,645	24,093
CPI Card Group, Inc.(1)	351	10,491
Diebold Nixdorf, Inc.(1)	2,476	106,567
Eastman Kodak Co.(1)	5,624	36,950
Immersion Corp.(2)	2,586	22,576
IonQ, Inc.(1)	20,715	865,266
Turtle Beach Corp.(1)	1,190	20,599
Xerox Holdings Corp.(2)	12,117	102,146
		$1,226,906
Textiles, Apparel & Luxury Goods — 0.6%
Figs, Inc., Class A(1)	12,705	$78,644
G-III Apparel Group Ltd.(1)	4,157	135,601
Hanesbrands, Inc.(1)	36,964	300,887
Kontoor Brands, Inc.	5,639	481,627
Movado Group, Inc.	1,587	31,232
Oxford Industries, Inc.	1,489	117,304
Rocky Brands, Inc.	588	13,407
Steven Madden Ltd.	7,344	312,267
Superior Group of Cos., Inc.	1,274	21,059
Vera Bradley, Inc.(1)	2,166	8,512
Wolverine World Wide, Inc.	8,305	184,371
		$1,684,911
Tobacco — 0.1%
Ispire Technology, Inc.(1)	1,837	$9,240
Turning Point Brands, Inc.	1,675	100,668

See Notes to Financial Statements.

CVT
Russell 2000® Small Cap Index Portfolio
December 31, 2024
Schedule of Investments — continued

Security	Shares	Value
Tobacco (continued)
Universal Corp.	2,397	$ 131,451
		$ 241,359
Trading Companies & Distributors — 2.4%
Alta Equipment Group, Inc.(2)	2,313	$ 15,127
Applied Industrial Technologies, Inc.	3,935	942,314
Beacon Roofing Supply, Inc.(1)	6,343	644,322
BlueLinx Holdings, Inc.(1)	869	88,777
Boise Cascade Co.	4,012	476,866
Custom Truck One Source, Inc.(1)(2)	4,543	21,852
Distribution Solutions Group, Inc.(1)	894	30,754
DNOW, Inc.(1)	10,910	141,939
DXP Enterprises, Inc.(1)	1,272	105,093
EVI Industries, Inc.	392	6,409
FTAI Aviation Ltd.	10,377	1,494,703
GATX Corp.	3,734	578,621
Global Industrial Co.	1,285	31,855
GMS, Inc.(1)	4,130	350,348
H&E Equipment Services, Inc.	3,197	156,525
Herc Holdings, Inc.	2,945	557,577
Hudson Technologies, Inc.(1)	4,324	24,128
Karat Packaging, Inc.	359	10,863
McGrath RentCorp	2,553	285,477
MRC Global, Inc.(1)	8,341	106,598
Rush Enterprises, Inc., Class A	6,365	348,738
Rush Enterprises, Inc., Class B	846	46,056
Titan Machinery, Inc.(1)	2,046	28,910
Transcat, Inc.(1)(2)	849	89,773
Willis Lease Finance Corp.(2)	298	61,850
Xometry, Inc., Class A(1)	4,447	189,709
		$6,835,184
Transportation Infrastructure — 0.0%(3)
Sky Harbour Group Corp.(1)(2)	1,111	$13,254
		$13,254
Water Utilities — 0.3%
American States Water Co.	3,900	$303,108
Cadiz, Inc.(1)(2)	3,349	17,415
California Water Service Group	6,236	282,678
Consolidated Water Co. Ltd.	1,557	40,311
Global Water Resources, Inc.	641	7,372
Middlesex Water Co.	1,742	91,681
Pure Cycle Corp.(1)	1,502	19,045
SJW Group	3,307	162,771
York Water Co.	1,406	46,004
		$970,385
Wireless Telecommunication Services — 0.1%
Gogo, Inc.(1)(2)	6,590	$53,313
Security	Shares	Value
Wireless Telecommunication Services (continued)
Spok Holdings, Inc.	1,468	$ 23,562
Telephone and Data Systems, Inc.	10,319	351,980
		$ 428,855
Total Common Stocks (identified cost $211,504,729)		$273,766,149

Exchange-Traded Funds — 2.4%

Security	Shares	Value
Equity Funds — 2.4%
iShares Russell 2000 ETF(2)	31,000	$ 6,849,760
Total Exchange-Traded Funds (identified cost $6,150,616)		$ 6,849,760

Miscellaneous — 0.0%

Security	Shares	Value
Miscellaneous — 0.0%
Empire Resorts, Inc., Escrow Certificates(1)(2)(4)	270	$ 0
Total Miscellaneous (identified cost $0)		$ 0

Rights — 0.0%(3)

Security	Shares	Value
Biotechnology — 0.0%(3)
Aduro Biotech, Inc. CVR(1)(4)(5)	1,109	$ 0
Cartesian Therapeutics, Inc. CVR(1)(4)	9,591	1,726
GTx, Inc. CVR(1)(4)(5)	57	0
Icosavax, Inc. CVR(1)(4)(5)	2,705	839
Inhibrx, Inc. CVR(1)(4)(5)	3,412	2,209
Prevail Therapeutics, Inc. CVR(1)(2)(4)(5)	1,221	611
Radius Health, Inc. CVR(1)(4)(5)	3,845	308
Tobira Therapeutics, Inc. CVR(1)(4)(5)	690	41
		$5,734
Health Care Equipment & Supplies — 0.0%(3)
Flexion Therapeutics, Inc. CVR(1)(4)(5)	3,730	$2,312
		$2,312
Paper & Forest Products — 0.0%(3)
Resolute Forest Products, Inc. CVR(1)(4)(5)	3,447	$3,792
		$3,792
Pharmaceuticals — 0.0%(3)
Alimera Sciences, Inc. CVR(1)(2)(4)(5)	2,099	$84
Chinook Therapeutics, Inc. CVR(1)(4)(5)	5,764	2,248

See Notes to Financial Statements.

CVT
Russell 2000® Small Cap Index Portfolio
December 31, 2024
Schedule of Investments — continued

Security	Shares	Value
Pharmaceuticals (continued)
Jounce Therapeutics, Inc. CVR(1)(2)(4)(5)	2,585	$ 78
Rain Oncology, Inc. CVR(1)(2)(4)(5)	1,403	70
		$ 2,480
Total Rights (identified cost $15,287)		$ 14,318

Warrants — 0.0%(3)

Security	Shares	Value
Chemicals — 0.0%(3)
Danimer Scientific, Inc., Exp. 7/15/25(1)	2,333	$ 84
Total Warrants (identified cost $0)		$ 84

Short-Term Investments — 5.1%
Affiliated Fund — 2.6%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.43%(7)	7,369,461	$ 7,369,461
Total Affiliated Fund (identified cost $7,369,461)		$ 7,369,461

Securities Lending Collateral — 2.2%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.46%(8)	6,304,718	$ 6,304,718
Total Securities Lending Collateral (identified cost $6,304,718)		$ 6,304,718
U.S. Treasury Obligations — 0.3%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills, 0.00%, 7/10/25(9)	$1,000	$ 978,552
Total U.S. Treasury Obligations (identified cost $978,323)		$ 978,552
Total Short-Term Investments (identified cost $14,652,502)		$ 14,652,731
Total Investments — 102.2% (identified cost $232,323,134)		$295,283,042
Other Assets, Less Liabilities — (2.2)%		$ (6,316,257)
Net Assets — 100.0%		$288,966,785

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at December 31, 2024. The aggregate market value of securities on loan at December 31, 2024 was $22,507,706.
(3)	Amount is less than 0.05%.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 1A).
(5)	Restricted security. Total market value of restricted securities amounts to $12,592, which represents less than 0.05% of the net assets of the Fund as of December 31, 2024.
(6)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At December 31, 2024, the aggregate value of these securities is $77,347 or less than 0.05% of the Fund's net assets.
(7)	May be deemed to be an affiliated investment company (see Note 9). The rate shown is the annualized seven-day yield as of December 31, 2024.
(8)	Represents investment of cash collateral received in connection with securities lending.
(9)	Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.

See Notes to Financial Statements.

CVT
Russell 2000® Small Cap Index Portfolio
December 31, 2024
Schedule of Investments — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Equity Futures
E-mini Russell 2000 Index	73	Long	3/21/25	$8,211,770	$(410,345)
					$(410,345)
Restricted Securities
Description	Acquisition Dates	Cost
Aduro Biotech, Inc. CVR	10/2/20	$0
Alimera Sciences, Inc. CVR	9/17/24	84
Chinook Therapeutics, Inc. CVR	8/14/23	2,248
Flexion Therapeutics, Inc. CVR	7/20/22	2,313
GTx, Inc. CVR	6/10/19	117
Icosavax, Inc. CVR	2/21/24	839
Inhibrx, Inc. CVR	5/30/24	2,218
Jounce Therapeutics, Inc. CVR	5/5/23	23
OmniAb, Inc. (earnout shares)	12/5/22	0
OmniAb, Inc. (earnout shares)	12/5/22	0
Prevail Therapeutics, Inc. CVR	1/25/21	611
Radius Health, Inc. CVR	8/16/22	308
Rain Oncology, Inc. CVR	1/29/24	70
Resolute Forest Products, Inc. CVR	3/1/23	4,895
Tobira Therapeutics, Inc. CVR	11/2/16	41

Abbreviations:
CVR	– Contingent Value Rights
REITs	– Real Estate Investment Trusts

See Notes to Financial Statements.

CVT
Russell 2000® Small Cap Index Portfolio
December 31, 2024
Statement of Assets and Liabilities

December 31, 2024
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $224,953,673) - including $22,507,706 of securities on loan	$287,913,581
Investments in securities of affiliated issuers, at value (identified cost $7,369,461)	7,369,461
Receivable for variation margin on open futures contracts	8,225
Cash	12,600
Receivable for investments sold	19,579
Receivable for capital shares sold	41,466
Dividends receivable	279,770
Dividends receivable - affiliated	43,084
Securities lending income receivable	12,012
Receivable from affiliate	5,238
Directors' deferred compensation plan	49,717
Total assets	$295,754,733
Liabilities
Payable for capital shares redeemed	$137,102
Deposits for securities loaned	6,304,718
Payable to affiliates:
Investment advisory fee	62,136
Administrative fee	30,494
Distribution fees	14,565
Sub-transfer agency fee	252
Directors' deferred compensation plan	49,717
Accrued expenses	188,964
Total liabilities	$6,787,948
Net Assets	$288,966,785
Sources of Net Assets
Paid-in capital	$210,716,884
Distributable earnings	78,249,901
Net Assets	$288,966,785
Class I Shares
Net Assets	$205,626,755
Shares Outstanding	2,393,889
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$85.90
Class F Shares
Net Assets	$83,340,030
Shares Outstanding	983,730
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$84.72

See Notes to Financial Statements.

CVT
Russell 2000® Small Cap Index Portfolio
December 31, 2024
Statement of Operations

Year Ended
December 31, 2024
Investment Income
Dividend income (net of foreign taxes withheld of $8,037)	$4,001,122
Dividend income - affiliated issuers	382,342
Interest income	52,341
Securities lending income, net	222,012
Total investment income	$4,657,817
Expenses
Investment advisory fee	$680,253
Administrative fee	326,521
Distribution fees:
Class F	145,618
Directors' fees and expenses	16,853
Custodian fees	16,344
Transfer agency fees and expenses	187,654
Accounting fees	64,588
Professional fees	53,726
Reports to shareholders	11,332
Licensing fees	141,400
Miscellaneous	5,465
Total expenses	$1,649,754
Waiver and/or reimbursement of expenses by affiliates	$(453,885)
Net expenses	$1,195,869
Net investment income	$3,461,948
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$11,450,490
Futures contracts	1,251,095
Net realized gain	$12,701,585
Change in unrealized appreciation (depreciation):
Investment securities	$12,382,240
Futures contracts	(763,575)
Net change in unrealized appreciation (depreciation)	$11,618,665
Net realized and unrealized gain	$24,320,250
Net increase in net assets from operations	$27,782,198

See Notes to Financial Statements.

CVT
Russell 2000® Small Cap Index Portfolio
December 31, 2024
Statements of Changes in Net Assets

	Year Ended December 31,
	2024	2023
Increase (Decrease) in Net Assets
From operations:
Net investment income	$3,461,948	$3,210,934
Net realized gain	12,701,585	4,414,563
Net change in unrealized appreciation (depreciation)	11,618,665	25,731,034
Net increase in net assets from operations	$27,782,198	$33,356,531
Distributions to shareholders:
Class I	$(6,391,326)	$(1,692,385)
Class F	(2,433,683)	(606,190)
Total distributions to shareholders	$(8,825,009)	$(2,298,575)
Capital share transactions:
Class I	$(6,181,684)	$35,867,215
Class F	9,107,487	6,353,830
Net increase in net assets from capital share transactions	$2,925,803	$42,221,045
Net increase in net assets	$21,882,992	$73,279,001
Net Assets
At beginning of year	$267,083,793	$193,804,792
At end of year	$288,966,785	$267,083,793

See Notes to Financial Statements.

CVT
Russell 2000® Small Cap Index Portfolio
December 31, 2024
Financial Highlights

	Class I
	Year Ended December 31,
	2024	2023	2022	2021	2020
Net asset value — Beginning of year	$79.76	$69.08	$99.34	$89.92	$80.81
Income (Loss) From Operations
Net investment income(1)	$1.11	$1.10	$0.97	$0.82	$0.79
Net realized and unrealized gain (loss)	7.81	10.27	(21.79)	12.22	13.71
Total income (loss) from operations	$8.92	$11.37	$(20.82)	$13.04	$14.50
Less Distributions
From net investment income	$(1.06)	$(0.65)	$(0.70)	$(0.77)	$(0.82)
From net realized gain	(1.72)	(0.04)	(8.74)	(2.85)	(4.57)
Total distributions	$(2.78)	$(0.69)	$(9.44)	$(3.62)	$(5.39)
Net asset value — End of year	$85.90	$79.76	$69.08	$99.34	$89.92
Total Return(2)	11.23%	16.60%	(20.52)%	14.53%	19.64%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$205,627	$197,464	$139,281	$183,595	$168,541
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.55%	0.58%	0.57%	0.57%	0.59%
Net expenses	0.39%(4)	0.38%(4)	0.39%(4)	0.39%	0.39%
Net investment income	1.32%	1.52%	1.19%	0.81%	1.08%
Portfolio Turnover	20%	15%	15%	19%	16%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the adviser of a portion of its investment advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005%, less than 0.01% and less than 0.01% of average daily net assets for the years ended December 31, 2024, 2023 and 2022, respectively).

See Notes to Financial Statements.

CVT
Russell 2000® Small Cap Index Portfolio
December 31, 2024
Financial Highlights — continued

	Class F
	Year Ended December 31,
	2024	2023	2022	2021	2020
Net asset value — Beginning of year	$78.86	$68.45	$98.73	$89.56	$80.67
Income (Loss) From Operations
Net investment income(1)	$0.93	$0.94	$0.82	$0.62	$0.64
Net realized and unrealized gain (loss)	7.71	10.16	(21.66)	12.17	13.64
Total income (loss) from operations	$8.64	$11.10	$(20.84)	$12.79	$14.28
Less Distributions
From net investment income	$(1.06)	$(0.65)	$(0.70)	$(0.77)	$(0.82)
From net realized gain	(1.72)	(0.04)	(8.74)	(2.85)	(4.57)
Total distributions	$(2.78)	$(0.69)	$(9.44)	$(3.62)	$(5.39)
Net asset value — End of year	$84.72	$78.86	$68.45	$98.73	$89.56
Total Return(2)	11.00%	16.36%	(20.67)%	14.30%	19.40%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$83,340	$69,620	$54,524	$64,047	$49,261
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.75%	0.78%	0.77%	0.77%	0.79%
Net expenses	0.59%(4)	0.58%(4)	0.59%(4)	0.59%	0.59%
Net investment income	1.13%	1.31%	1.01%	0.62%	0.88%
Portfolio Turnover	20%	15%	15%	19%	16%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the adviser of a portion of its investment advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005%, less than 0.01% and less than 0.01% of average daily net assets for the years ended December 31, 2024, 2023 and 2022, respectively).

See Notes to Financial Statements.

CVT
Russell 2000® Small Cap Index Portfolio
December 31, 2024
Notes to Financial Statements

1  Significant Accounting Policies
CVT Russell 2000® Small Cap Index Portfolio (formerly, Calvert VP Russell 2000® Small Cap Index Portfolio) (the Fund) is a diversified series of Calvert Variable Trust, Inc. (formerly, Calvert Variable Products, Inc.) (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek investment results that correspond to the investment performance of U.S. common stocks, as represented by the Russell 2000® Index.
Shares of the Fund are sold without sales charge to insurance companies for allocation to certain of their variable separate accounts and to qualified pension and retirement plans and other eligible investors. The Fund offers Class I and Class F shares. Among other things, each class has different: (a) dividend rates due to differences in Distribution Plan expenses and other class-specific expenses; (b) exchange privileges; and (c) class-specific voting rights.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the
Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy.
Short-Term Debt Securities. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued based on valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Other Securities. Exchange-traded funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

CVT
Russell 2000® Small Cap Index Portfolio
December 31, 2024
Notes to Financial Statements — continued

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund's holdings as of December 31, 2024, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3(1)	Total
Common Stocks	$273,766,149(2)	$ —	$0	$273,766,149
Exchange-Traded Funds	6,849,760	—	—	6,849,760
Miscellaneous	—	—	0	0
Rights	—	—	14,318	14,318
Warrants	84	—	—	84
Short-Term Investments:
Affiliated Fund	7,369,461	—	—	7,369,461
Securities Lending Collateral	6,304,718	—	—	6,304,718
U.S. Treasury Obligations	—	978,552	—	978,552
Total Investments	$294,290,172	$978,552	$14,318	$295,283,042
Liability Description
Futures Contracts	$(410,345)	$ —	$ —	$(410,345)
Total	$(410,345)	$ —	$ —	$(410,345)

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended December 31, 2024 is not presented.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.
C  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class.
D  Futures Contracts— The Fund may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade, which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.
E  Restricted Securities— The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities (excluding Rule 144A securities) is included at the end of the Schedule of Investments.

CVT
Russell 2000® Small Cap Index Portfolio
December 31, 2024
Notes to Financial Statements — continued

F  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. The Fund distributes any net investment income and net realized capital gains at least annually. Both types of distributions are made in shares of the Fund unless an election is made on behalf of a separate account to receive some or all of the distributions in cash. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
G  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
H  Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
I  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
J  Segment Reporting— During the year ended December 31, 2024, the Fund adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective is included in Note 1. In connection with the adoption of ASU 2023-07, the Fund’s President has been designated as the Fund’s Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund’s single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s Financial Statements.
2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at the annual rate of 0.25% of the Fund’s average daily net assets and is payable monthly. For the year ended December 31, 2024, the investment advisory fee amounted to $680,253.
Pursuant to an investment sub-advisory agreement, CRM has delegated the investment management of the Fund to Ameritas Investment Partners, Inc. (AIP). CRM pays AIP a portion of its investment advisory fee for sub-advisory services provided to the Fund.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the year ended December 31, 2024, the investment advisory fee paid was reduced by $10,944 relating to the Fund's investment in the Liquidity Fund.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.39% for Class I and 0.59% for Class F of such class’s average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after May 1, 2025. For the year ended December 31, 2024, CRM waived and/or reimbursed expenses of $442,941.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class I and Class F and is payable monthly. For the year ended December 31, 2024, CRM was paid administrative fees of $326,521.
The Fund has in effect a distribution plan for Class F shares (Class F Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class F Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution fee of 0.20% per annum of its average daily net assets attributable to Class F shares for the sale and distribution of Class F shares. Distribution fees paid or accrued for the year ended December 31, 2024 amounted to $145,618 for Class F shares.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended December 31, 2024, sub-transfer agency fees and expenses incurred to EVM amounted to $782 and are included in transfer agency fees and expenses on the Statement of Operations.

CVT
Russell 2000® Small Cap Index Portfolio
December 31, 2024
Notes to Financial Statements — continued

Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $250,000, an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $55,000 ($40,000 prior to January 1, 2025) annual fee, Committee chairs receive an additional $20,000 ($15,000 prior to January 1, 2025) annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Shareholder Servicing Plan
The Corporation, on behalf of the Fund, has adopted a Shareholder Servicing Plan (Servicing Plan), which permits the Fund to enter into shareholder servicing agreements with intermediaries that maintain accounts in the Fund for the benefit of shareholders. These services may include, but are not limited to, processing purchase and redemption requests, processing dividend payments, and providing account information to shareholders. Under the Servicing Plan, the Fund may make payments at an annual rate of up to 0.11% of its average daily net assets. For the year ended December 31, 2024, expenses incurred under the Servicing Plan amounted to $185,794, of which $67,791 were payable to an affiliate of AIP, and are included in transfer agency fees and expenses on the Statement of Operations. Included in accrued expenses at December 31, 2024 are amounts payable to an affiliate of AIP under the Servicing Plan of $5,944.
4  Investment Activity
During the year ended December 31, 2024, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $52,197,897 and $56,314,521, respectively.
5  Distributions to Shareholders and Income Tax Information
The tax character of distributions declared for the years ended December 31, 2024 and December 31, 2023 was as follows:
	Year Ended December 31,
	2024	2023
Ordinary income	$3,371,277	$2,160,902
Long-term capital gains	$5,453,732	$137,673
As of December 31, 2024, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
Undistributed ordinary income	$5,947,327
Undistributed long-term capital gains	10,274,323
Net unrealized appreciation	62,028,251
Distributable earnings	$78,249,901
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at December 31, 2024, as determined on a federal income tax basis, were as follows:
Aggregate cost	$233,254,791
Gross unrealized appreciation	$99,220,914
Gross unrealized depreciation	(37,192,663)
Net unrealized appreciation	$62,028,251

CVT
Russell 2000® Small Cap Index Portfolio
December 31, 2024
Notes to Financial Statements — continued

6  Financial Instruments
A summary of futures contracts outstanding at December 31, 2024 is included in the Schedule of Investments. During the year ended December 31, 2024, the Fund used futures contracts to provide equity market exposure for uncommitted cash balances.
At December 31, 2024, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk was as follows:
Derivative	Statement of Assets and Liabilities Caption	Assets	Liabilities
Futures contracts	Distributable earnings	$ —	$(410,345)(1)

(1)	Only the current day's variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the year ended December 31, 2024 was as follows:
Statement of Operations Caption
Derivative	Net realized gain (loss): Futures contracts	Change in unrealized appreciation (depreciation): Futures contracts
Futures contracts	$ 1,251,095	$ (763,575)
The average notional cost of futures contracts (long) outstanding during the year ended December 31, 2024 was approximately $8,585,000.
7  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At December 31, 2024, the total value of securities on loan was $22,507,706 and the total value of collateral received was $23,415,004, comprised of cash of $6,304,718 and U.S. government and/or agencies securities of $17,110,286.

CVT
Russell 2000® Small Cap Index Portfolio
December 31, 2024
Notes to Financial Statements — continued

The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of December 31, 2024.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$5,608,145	$ —	$ —	$ —	$5,608,145
Exchange-Traded Funds	676,651	—	—	—	676,651
Rights	19,922	—	—	—	19,922
Total	$6,304,718	$ —	$ —	$ —	$6,304,718
The carrying amount of the liability for deposits for securities loaned at December 31, 2024 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at December 31, 2024.
8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 21, 2025. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2024, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings pursuant to its line of credit during the year ended December 31, 2024.
9  Affiliated Investments
At December 31, 2024, the value of the Fund’s investment in funds that may be deemed to be affiliated was $7,369,461, which represents 2.6% of the Fund’s net assets. Transactions in such investments by the Fund for the year ended December 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$5,273,713	$48,068,112	$(45,972,364)	$ —	$ —	$7,369,461	$382,342	7,369,461
10  Capital Shares
The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 20,000,000 common shares, $0.10 par value, for each Class.

CVT
Russell 2000® Small Cap Index Portfolio
December 31, 2024
Notes to Financial Statements — continued

Transactions in capital shares were as follows:
	Year Ended December 31, 2024		Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Class I
Shares sold	210,298	$17,820,917	719,250	$54,924,183
Reinvestment of distributions	75,539	6,391,326	24,337	1,692,385
Shares redeemed	(367,676)	(30,393,927)	(283,956)	(20,749,353)
Net increase (decrease)	(81,839)	$(6,181,684)	459,631	$35,867,215
Class F
Shares sold	256,398	$21,755,793	262,340	$19,079,096
Reinvestment of distributions	29,149	2,433,683	8,813	606,190
Shares redeemed	(184,681)	(15,081,989)	(184,892)	(13,331,456)
Net increase	100,866	$9,107,487	86,261	$6,353,830
At December 31, 2024, separate accounts of an insurance company that is an affiliate of AIP owned 32.2% of the value of the outstanding shares of the Fund and separate accounts of three other insurance companies each owned more than 10% of the value of the outstanding shares of the Fund, aggregating 48.1%.
11  Name Change
Effective May 1, 2024, the name of the Fund was changed from Calvert VP Russell 2000® Small Cap Index Portfolio and the name of the Corporation was changed from Calvert Variable Products, Inc.

CVT
Russell 2000® Small Cap Index Portfolio
December 31, 2024
Report of Independent Registered Public Accounting Firm

To the Board of Directors of Calvert Variable Trust, Inc. and Shareholders of CVT Russell 2000® Small Cap Index Portfolio:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of CVT Russell 2000® Small Cap Index Portfolio (formerly, Calvert VP Russell 2000® Small Cap Index Portfolio) (the “Fund”) (one of the funds constituting Calvert Variable Trust, Inc. (formerly, Calvert Variable Products, Inc.)), including the schedule of investments, as of December 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. The financial highlights for the year ended December 31, 2020 were audited by other auditors whose report, dated February 18, 2021, expressed an unqualified opinion on those financial highlights.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
February 18, 2025
We have served as the auditor of one or more Calvert investment companies since 2021.

CVT
Russell 2000® Small Cap Index Portfolio
December 31, 2024
Federal Tax Information (Unaudited)

As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals, the dividends received deduction for corporations and capital gains dividends.
Qualified Dividend Income. For the fiscal year ended December 31, 2024, the Fund designates approximately $2,513,761, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.
Dividends Received Deduction. Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund's dividend distribution that qualifies under tax law. For the Fund's fiscal 2024 ordinary income dividends, 63.64% qualifies for the corporate dividends received deduction.
Capital Gains Dividends. The Fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2024, $10,274,609 or, if subsequently determined to be different, the net capital gain of such year.

This Page Intentionally Left Blank

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CVPRSI-NCSR 12.31.24

CVT
EAFE International Index Portfolio
(formerly, Calvert VP EAFE International Index Portfolio)
Annual Financial Statements and
Additional Information
December 31, 2024

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-368-2745 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Annual Financial Statements and Additional Information December 31, 2024
CVT
EAFE International Index Portfolio
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

CVT
EAFE International Index Portfolio
December 31, 2024
Schedule of Investments

Common Stocks — 97.1%

Security	Shares	Value
Australia — 7.0%
ANZ Group Holdings Ltd.	29,293	$ 516,137
APA Group	11,621	50,030
Aristocrat Leisure Ltd.	5,213	220,148
ASX Ltd.	1,595	64,140
BHP Group Ltd.	49,533	1,208,345
BlueScope Steel Ltd.	3,687	42,633
Brambles Ltd.	12,975	154,314
CAR Group Ltd.	3,345	74,439
Cochlear Ltd.	672	120,341
Coles Group Ltd.(1)	12,685	148,079
Commonwealth Bank of Australia	16,318	1,544,028
Computershare Ltd.	5,081	106,734
CSL Ltd.	4,574	797,938
Endeavour Group Ltd.(1)	12,926	33,533
Fortescue Ltd.	15,855	178,536
Goodman Group	15,997	351,645
GPT Group	18,956	51,065
Insurance Australia Group Ltd.	21,559	112,758
Lottery Corp. Ltd.	19,080	58,195
Macquarie Group Ltd.	3,564	487,423
Medibank Pvt Ltd.	26,808	62,835
Mineral Resources Ltd.	1,488	31,404
Mirvac Group(1)	32,152	37,184
National Australia Bank Ltd.	30,135	690,463
Northern Star Resources Ltd.	11,131	105,758
Orica Ltd.	4,768	48,879
Origin Energy Ltd.	16,389	110,398
Pro Medicus Ltd.	578	89,285
Qantas Airways Ltd.(2)	7,283	40,318
QBE Insurance Group Ltd.	14,094	167,379
Ramsay Health Care Ltd.(1)	1,442	30,771
REA Group Ltd.(1)	489	70,349
Reece Ltd.(1)	2,319	32,036
Rio Tinto Ltd.(1)	3,793	275,042
Santos Ltd.	30,645	126,898
Scentre Group	48,423	102,504
SEEK Ltd.(1)	3,291	45,798
SGH Ltd.	1,714	48,759
Sonic Healthcare Ltd.	4,238	70,685
South32 Ltd.	45,316	95,054
Stockland	23,794	70,574
Suncorp Group Ltd.	11,288	132,621
Telstra Group Ltd.	39,494	97,878
Transurban Group	29,729	245,710
Treasury Wine Estates Ltd.	6,267	43,898
Vicinity Ltd.	36,142	46,841
Washington H Soul Pattinson & Co. Ltd.(1)	1,790	37,837
Wesfarmers Ltd.	11,169	493,419
Westpac Banking Corp.	33,716	673,004
Security	Shares	Value
Australia (continued)
WiseTech Global Ltd.	1,622	$ 121,087
Woodside Energy Group Ltd.(1)	18,477	286,115
Woolworths Group Ltd.	11,126	209,733
		$ 11,060,977
Austria — 0.2%
Erste Group Bank AG	3,332	$ 206,238
OMV AG	1,381	53,557
Verbund AG	639	46,305
		$306,100
Belgium — 0.7%
Ageas SA	1,307	$63,547
Anheuser-Busch InBev SA	8,859	443,516
D'ieteren Group	195	32,438
Elia Group SA(1)	260	20,005
Groupe Bruxelles Lambert NV	804	54,974
KBC Group NV	2,057	158,819
Lotus Bakeries NV	4	44,773
Sofina SA(1)	155	34,988
Syensqo SA(1)	606	44,256
UCB SA	1,262	251,218
Warehouses De Pauw CVA(1)	1,614	31,728
		$1,180,262
Denmark — 2.8%
AP Moller - Maersk AS, Class A	14	$22,524
AP Moller - Maersk AS, Class B	51	84,852
Carlsberg AS, Class B	892	85,670
Coloplast AS, Class B	1,201	131,584
Danske Bank AS	6,940	196,768
Demant AS(2)	798	29,371
DSV AS	1,948	414,857
Genmab AS(2)	550	114,864
Novo Nordisk AS, Class B	31,345	2,704,504
Novonesis (Novozymes), Class B	3,422	193,913
Orsted AS(2)(3)	1,471	66,421
Pandora AS	768	140,510
Rockwool AS, Class B	60	21,350
Tryg AS	2,737	57,735
Vestas Wind Systems AS(2)	9,367	128,486
Zealand Pharma AS(2)	632	62,868
		$4,456,277
Finland — 0.9%
Elisa OYJ	1,214	$52,691
Fortum OYJ(1)	4,229	59,200
Kesko OYJ, Class B(1)	2,044	38,565
Kone OYJ, Class B	3,197	155,854
Metso OYJ(1)	5,161	48,047
Neste OYJ(1)	3,509	44,407

1
See Notes to Financial Statements.

CVT
EAFE International Index Portfolio
December 31, 2024
Schedule of Investments — continued

Security	Shares	Value
Finland (continued)
Nokia OYJ	50,265	$ 222,343
Nordea Bank Abp	30,803	336,084
Orion OYJ, Class B(1)	1,126	49,949
Sampo OYJ, Class A(1)	4,739	193,564
Stora Enso OYJ, Class R(1)	5,297	53,309
UPM-Kymmene OYJ(1)	4,923	135,381
Wartsila OYJ Abp	4,725	83,740
		$ 1,473,134
France — 10.1%
Accor SA	1,644	$79,960
Aeroports de Paris SA	337	39,020
Air Liquide SA	5,468	888,876
Alstom SA(2)	3,247	72,451
Amundi SA(3)	658	43,790
ArcelorMittal SA	4,662	108,318
Arkema SA	475	36,144
AXA SA	17,291	615,380
BioMerieux	321	34,357
BNP Paribas SA	9,563	587,137
Bollore SE	7,510	46,179
Bouygues SA	1,786	52,885
Bureau Veritas SA	2,851	86,614
Canal & France SA(2)	6,894	16,282
Capgemini SE	1,487	242,868
Carrefour SA	4,895	69,670
Cie de Saint-Gobain SA	4,324	384,238
Cie Generale des Etablissements Michelin SCA	6,072	199,802
Covivio SA	324	16,422
Credit Agricole SA	10,381	142,838
Danone SA	6,141	415,007
Dassault Aviation SA	152	31,059
Dassault Systemes SE	6,692	231,569
Edenred SE	2,168	71,275
Eiffage SA	579	50,773
Engie SA	17,506	277,635
EssilorLuxottica SA	2,914	710,811
Eurazeo SE	445	33,192
Eurofins Scientific SE	1,305	66,558
Gecina SA	366	34,289
Getlink SE	2,438	38,876
Hermes International SCA	299	717,411
Ipsen SA	305	34,959
Kering SA	691	170,674
Klepierre SA	1,988	57,253
La Francaise des Jeux SACA(3)	1,007	38,780
Legrand SA	2,517	244,832
L'Oreal SA	2,268	802,879
LVMH Moet Hennessy Louis Vuitton SE	2,681	1,763,542
Orange SA	17,541	175,021
Pernod Ricard SA	1,844	208,348
Security	Shares	Value
France (continued)
Publicis Groupe SA	2,208	$ 235,063
Renault SA	1,830	89,091
Rexel SA	2,207	56,211
Safran SA	3,557	779,365
Sanofi SA	11,158	1,084,678
Sartorius Stedim Biotech	241	47,050
Schneider Electric SE	5,336	1,328,428
SEB SA	192	17,351
Societe Generale SA	7,054	197,974
Sodexo SA	715	58,996
Teleperformance SE	483	41,428
Thales SA	812	116,599
TotalEnergies SE	21,075	1,174,190
Unibail-Rodamco-Westfield(2)	1,190	89,624
Veolia Environnement SA	6,673	187,228
Vinci SA	4,683	482,145
		$15,923,395
Germany — 9.0%
adidas AG	1,544	$379,769
Allianz SE	3,825	1,175,663
BASF SE	8,491	372,339
Bayer AG	9,190	183,570
Bayerische Motoren Werke AG	2,997	245,124
Bayerische Motoren Werke AG, PFC Shares	149	11,162
Bechtle AG	660	21,168
Beiersdorf AG	955	122,967
Brenntag SE	1,250	75,173
Carl Zeiss Meditec AG	333	15,590
Commerzbank AG	9,225	151,497
Continental AG	1,170	78,839
Covestro AG(2)	1,673	100,513
CTS Eventim AG & Co. KGaA	614	51,905
Daimler Truck Holding AG	4,735	181,360
Delivery Hero SE(2)(3)	1,934	54,570
Deutsche Bank AG	18,520	319,598
Deutsche Boerse AG	1,829	421,321
Deutsche Lufthansa AG	4,675	30,045
Deutsche Post AG	9,946	351,117
Deutsche Telekom AG	34,114	1,022,160
Dr. Ing. h.c. F. Porsche AG, PFC Shares(3)	912	55,266
E.ON SE	22,057	256,921
Evonik Industries AG	2,403	41,769
Fresenius Medical Care AG	1,954	88,967
Fresenius SE & Co. KGaA(2)	4,140	143,703
GEA Group AG	1,538	76,397
Hannover Rueck SE	551	137,981
Heidelberg Materials AG	1,361	168,169
Henkel AG & Co. KGaA	1,002	77,204
Henkel AG & Co. KGaA, PFC Shares	1,646	144,454
Infineon Technologies AG	12,433	405,835

2
See Notes to Financial Statements.

CVT
EAFE International Index Portfolio
December 31, 2024
Schedule of Investments — continued

Security	Shares	Value
Germany (continued)
Knorr-Bremse AG	597	$ 43,331
LEG Immobilien SE	696	59,034
Mercedes-Benz Group AG	7,121	397,008
Merck KGaA	1,213	176,519
MTU Aero Engines AG	514	171,674
Muenchener Rueckversicherungs-Gesellschaft AG	1,312	663,236
Nemetschek SE	486	47,211
Porsche Automobil Holding SE, PFC Shares	1,286	48,457
Puma SE	1,095	50,349
Rational AG	41	35,117
Rheinmetall AG	433	276,647
RWE AG	5,878	175,830
SAP SE	10,165	2,500,327
Sartorius AG, PFC Shares	237	52,669
Scout24 SE(3)	804	70,944
Siemens AG	7,413	1,445,495
Siemens Energy AG(2)	6,243	331,326
Siemens Healthineers AG(3)	2,760	145,747
Symrise AG	1,169	124,700
Talanx AG	538	45,758
Volkswagen AG, PFC Shares	1,950	179,917
Vonovia SE	7,413	225,673
Zalando SE(2)(3)	2,244	75,069
		$14,304,154
Hong Kong — 1.9%
AIA Group Ltd.	103,166	$741,027
BOC Hong Kong Holdings Ltd.	37,956	121,199
CK Asset Holdings Ltd.	15,709	64,114
CK Hutchison Holdings Ltd.	25,847	137,414
CK Infrastructure Holdings Ltd.	5,604	41,601
CLP Holdings Ltd.	16,122	135,220
ESR Group Ltd.(3)	17,000	26,080
Futu Holdings Ltd. ADR	591	47,274
Galaxy Entertainment Group Ltd.	21,913	92,246
Hang Seng Bank Ltd.(1)	7,340	89,907
Henderson Land Development Co. Ltd.	11,806	35,789
HKT Trust & HKT Ltd.	32,020	39,545
Hong Kong & China Gas Co. Ltd.	117,675	93,762
Hong Kong Exchanges & Clearing Ltd.	11,906	445,626
Hongkong Land Holdings Ltd.	9,294	41,385
Jardine Matheson Holdings Ltd.	1,519	62,178
Link REIT	25,289	106,353
MTR Corp. Ltd.	11,981	41,620
Power Assets Holdings Ltd.	13,542	94,312
Sands China Ltd.(2)	19,483	51,875
Sino Land Co. Ltd.	29,433	29,699
SITC International Holdings Co. Ltd.	10,000	26,517
Sun Hung Kai Properties Ltd.	13,652	129,903
Swire Pacific Ltd., Class A	3,037	27,465
Techtronic Industries Co. Ltd.	14,025	184,372
Security	Shares	Value
Hong Kong (continued)
WH Group Ltd.(3)	85,233	$ 65,684
Wharf Holdings Ltd.	11,000	30,865
Wharf Real Estate Investment Co. Ltd.	13,118	33,366
		$ 3,036,398
Ireland — 0.6%
AIB Group PLC	12,912	$ 71,402
Bank of Ireland Group PLC	9,205	83,945
DCC PLC	780	49,979
Experian PLC	8,737	375,515
James Hardie Industries PLC, CDI(2)	4,384	135,118
Kerry Group PLC, Class A	1,353	130,492
Kingspan Group PLC	1,524	110,791
		$957,242
Israel — 0.9%
Azrieli Group Ltd.	315	$25,998
Bank Hapoalim BM	11,570	139,675
Bank Leumi Le-Israel BM	15,165	180,423
Check Point Software Technologies Ltd.(2)	835	155,894
CyberArk Software Ltd.(2)	380	126,597
Elbit Systems Ltd.	213	55,852
Global-e Online Ltd.(2)	871	47,496
ICL Group Ltd.	8,939	44,148
Israel Discount Bank Ltd., Class A	10,216	69,886
Mizrahi Tefahot Bank Ltd.	1,228	53,159
Monday.com Ltd.(2)	348	81,933
Nice Ltd.(2)	541	91,874
Teva Pharmaceutical Industries Ltd. ADR(2)	10,888	239,972
Wix.com Ltd.(2)	458	98,264
		$1,411,171
Italy — 2.6%
Amplifon SpA(1)	989	$25,484
Banco BPM SpA(1)	13,355	108,130
BPER Banca SpA	9,437	60,188
Davide Campari-Milano NV(1)	4,861	30,422
DiaSorin SpA(1)	212	21,867
Enel SpA	79,922	570,337
Eni SpA(1)	22,497	307,721
Ferrari NV(1)	1,240	529,106
FinecoBank Banca Fineco SpA(1)	5,458	95,257
Generali(1)	9,246	261,587
Infrastrutture Wireless Italiane SpA(1)(3)	2,913	29,591
Intesa Sanpaolo SpA	143,708	576,386
Leonardo SpA	3,789	101,938
Mediobanca Banca di Credito Finanziario SpA	4,446	64,929
Moncler SpA(1)	2,365	124,850
Nexi SpA(1)(2)(3)	5,767	32,100
Poste Italiane SpA(3)	4,086	57,789
Prysmian SpA	2,794	178,806

3
See Notes to Financial Statements.

CVT
EAFE International Index Portfolio
December 31, 2024
Schedule of Investments — continued

Security	Shares	Value
Italy (continued)
Recordati Industria Chimica e Farmaceutica SpA(1)	1,001	$ 52,477
Snam SpA(1)	18,440	81,740
Telecom Italia SpA(1)(2)	67,396	17,225
Tenaris SA	4,315	81,460
Terna - Rete Elettrica Nazionale(1)	12,584	99,436
UniCredit SpA	14,476	579,740
Unipol Gruppo SpA	3,742	46,732
		$ 4,135,298
Japan — 22.4%
Advantest Corp.	7,600	$432,127
Aeon Co. Ltd.	6,348	148,565
AGC, Inc.	1,556	45,452
Aisin Corp.	4,056	45,314
Ajinomoto Co., Inc.(1)	4,199	170,945
ANA Holdings, Inc.	1,383	25,101
Asahi Group Holdings Ltd.	13,545	142,096
Asahi Kasei Corp.	12,670	87,299
Asics Corp.	6,000	117,047
Astellas Pharma, Inc.	16,201	157,323
Bandai Namco Holdings, Inc.	5,211	124,258
Bridgestone Corp.(1)	5,184	174,250
Brother Industries Ltd.	1,905	32,225
Canon, Inc.	8,600	279,342
Capcom Co. Ltd.	3,500	76,137
Central Japan Railway Co.	7,895	148,154
Chiba Bank Ltd.	4,041	31,147
Chubu Electric Power Co., Inc.	5,169	54,228
Chugai Pharmaceutical Co. Ltd.	6,746	297,371
Concordia Financial Group Ltd.(1)	8,131	44,716
Dai Nippon Printing Co. Ltd.	3,810	53,316
Daifuku Co. Ltd.	3,300	67,798
Dai-ichi Life Holdings, Inc.	8,313	221,511
Daiichi Sankyo Co. Ltd.	16,600	454,230
Daikin Industries Ltd.	2,658	310,138
Daito Trust Construction Co. Ltd.	516	57,686
Daiwa House Industry Co. Ltd.	5,332	163,699
Daiwa Securities Group, Inc.	12,025	79,350
Denso Corp.	18,136	250,041
Dentsu Group, Inc.	1,805	43,375
Disco Corp.(1)	900	238,750
East Japan Railway Co.	8,550	151,428
Eisai Co. Ltd.	2,451	66,740
ENEOS Holdings, Inc.	24,038	126,107
FANUC Corp.	9,410	245,817
Fast Retailing Co. Ltd.	1,900	640,949
Fuji Electric Co. Ltd.	1,341	71,692
FUJIFILM Holdings Corp.	10,181	210,641
Fujikura Ltd.	2,400	97,982
Fujitsu Ltd.	15,520	272,633
Hankyu Hanshin Holdings, Inc.	1,762	45,926
Security	Shares	Value
Japan (continued)
Hikari Tsushin, Inc.	219	$ 47,534
Hitachi Construction Machinery Co. Ltd.(1)	796	17,642
Hitachi Ltd.	45,720	1,119,685
Honda Motor Co. Ltd.	41,803	397,998
Hoshizaki Corp.	1,032	40,577
HOYA Corp.	3,223	399,995
Hulic Co. Ltd.	3,540	30,748
Idemitsu Kosan Co. Ltd.	8,420	55,463
INPEX Corp.	9,191	115,636
Isuzu Motors Ltd.(1)	5,255	71,486
ITOCHU Corp.	11,648	572,783
Japan Airlines Co. Ltd.	1,320	20,809
Japan Exchange Group, Inc.(1)	9,436	104,696
Japan Post Bank Co. Ltd.	14,300	135,159
Japan Post Holdings Co. Ltd.	18,700	176,112
Japan Post Insurance Co. Ltd.	1,800	33,063
Japan Real Estate Investment Corp.	70	48,031
Japan Tobacco, Inc.	11,434	293,314
JFE Holdings, Inc.	5,225	58,834
Kajima Corp.(1)	3,581	64,869
Kansai Electric Power Co., Inc.(1)	7,878	87,319
Kao Corp.	4,501	182,117
Kawasaki Kisen Kaisha Ltd.	3,600	51,216
KDDI Corp.	14,567	463,968
Keyence Corp.	1,860	756,037
Kikkoman Corp.(1)	6,005	66,681
Kirin Holdings Co. Ltd.	7,426	96,420
Kobe Bussan Co. Ltd.	1,400	30,604
Kokusai Electric Corp.(1)	1,522	19,944
Komatsu Ltd.	8,346	227,365
Konami Group Corp.	951	88,985
Kubota Corp.	9,811	113,658
Kyocera Corp.	12,192	120,844
Kyowa Kirin Co. Ltd.	2,344	35,249
Lasertec Corp.(1)	800	74,996
LY Corp.	30,317	80,161
M3, Inc.(1)	4,758	41,227
Makita Corp.	2,248	68,359
Marubeni Corp.	12,933	194,106
MatsukiyoCocokara & Co.(1)	2,700	39,309
McDonald's Holdings Co. (Japan) Ltd.	877	34,450
MEIJI Holdings Co. Ltd.(1)	2,234	45,425
MINEBEA MITSUMI, Inc.(1)	3,659	58,610
Mitsubishi Chemical Group Corp.	13,622	68,800
Mitsubishi Corp.	33,070	541,082
Mitsubishi Electric Corp.	18,960	320,154
Mitsubishi Estate Co. Ltd.	10,968	152,255
Mitsubishi HC Capital, Inc.	8,466	55,793
Mitsubishi Heavy Industries Ltd.	31,740	442,581
Mitsubishi UFJ Financial Group, Inc.(4)	106,676	1,245,411
Mitsui & Co. Ltd.	23,650	490,480

4
See Notes to Financial Statements.

CVT
EAFE International Index Portfolio
December 31, 2024
Schedule of Investments — continued

Security	Shares	Value
Japan (continued)
Mitsui Chemicals, Inc.	1,475	$ 32,198
Mitsui Fudosan Co. Ltd.	26,893	215,072
Mitsui OSK Lines Ltd.	3,600	125,274
Mizuho Financial Group, Inc.	23,700	578,577
MonotaRO Co. Ltd.	2,000	33,988
MS&AD Insurance Group Holdings, Inc.	11,784	254,505
Murata Manufacturing Co. Ltd.	16,942	268,782
NEC Corp.	2,455	210,092
Nexon Co. Ltd.	3,150	46,857
Nidec Corp.	7,656	137,514
Nintendo Co. Ltd.	10,010	583,000
Nippon Building Fund, Inc.(1)	60	46,651
Nippon Paint Holdings Co. Ltd.	8,390	54,169
Nippon Sanso Holdings Corp.	1,324	36,738
Nippon Steel Corp.	8,075	162,272
Nippon Telegraph & Telephone Corp.	275,100	274,787
Nippon Yusen KK	3,900	129,806
Nissan Motor Co. Ltd.(1)	25,743	78,074
Nissin Foods Holdings Co. Ltd.	1,794	43,340
Nitori Holdings Co. Ltd.	716	84,841
Nitto Denko Corp.	6,350	106,164
Nomura Holdings, Inc.	30,457	176,707
Nomura Research Institute Ltd.	3,400	99,829
NTT Data Group Corp.	5,930	112,758
Obayashi Corp.	5,420	71,366
Obic Co. Ltd.	2,700	80,348
Olympus Corp.	10,876	162,381
Omron Corp.	1,963	66,096
Ono Pharmaceutical Co. Ltd.	3,505	36,492
Oracle Corp. Japan	289	27,659
Oriental Land Co. Ltd.	9,920	213,837
ORIX Corp.	11,602	249,256
Osaka Gas Co. Ltd.	3,623	79,241
Otsuka Corp.	2,328	53,241
Otsuka Holdings Co. Ltd.	4,252	231,308
Pan Pacific International Holdings Corp.	3,436	93,345
Panasonic Holdings Corp.	23,547	240,664
Rakuten Group, Inc.(2)	13,100	70,576
Recruit Holdings Co. Ltd.	13,757	956,220
Renesas Electronics Corp.(2)	16,900	213,870
Resona Holdings, Inc.	18,911	136,325
Ricoh Co. Ltd.	4,735	53,774
SBI Holdings, Inc.	2,375	59,651
SCREEN Holdings Co. Ltd.	700	41,326
SCSK Corp.	1,200	25,116
SECOM Co. Ltd.	3,696	125,516
Seiko Epson Corp.	2,152	38,829
Sekisui Chemical Co. Ltd.	2,964	50,750
Sekisui House Ltd.	5,650	134,719
Seven & i Holdings Co. Ltd.	22,478	352,402
SG Holdings Co. Ltd.	2,600	24,854
Security	Shares	Value
Japan (continued)
Shimadzu Corp.	2,414	$ 67,564
Shimano, Inc.	750	100,888
Shin-Etsu Chemical Co. Ltd.	17,725	583,810
Shionogi & Co. Ltd.	7,763	108,877
Shiseido Co. Ltd.	3,774	66,736
Shizuoka Financial Group, Inc.(1)	3,925	31,832
SMC Corp.	579	224,838
SoftBank Corp.	265,200	334,772
SoftBank Group Corp.	9,484	541,970
Sompo Holdings, Inc.	8,097	209,795
Sony Group Corp.	61,100	1,287,715
Subaru Corp.	5,328	94,670
Sumitomo Corp.	10,925	236,430
Sumitomo Electric Industries Ltd.	6,990	124,963
Sumitomo Metal Mining Co. Ltd.(1)	2,420	55,173
Sumitomo Mitsui Financial Group, Inc.	35,191	844,592
Sumitomo Mitsui Trust Group, Inc.	6,264	146,324
Sumitomo Realty & Development Co. Ltd.	2,568	79,862
Suntory Beverage & Food Ltd.	1,117	35,489
Suzuki Motor Corp.	15,712	176,043
Sysmex Corp.	4,479	82,121
T&D Holdings, Inc.	4,606	84,307
Taisei Corp.	1,549	64,901
Takeda Pharmaceutical Co. Ltd.	15,824	418,898
TDK Corp.	18,725	241,152
Terumo Corp.	13,336	257,461
TIS, Inc.	1,900	44,878
Toho Co. Ltd.	756	29,544
Tokio Marine Holdings, Inc.	17,700	635,220
Tokyo Electric Power Co. Holdings, Inc.(2)	14,200	42,446
Tokyo Electron Ltd.	4,437	666,967
Tokyo Gas Co. Ltd.	2,862	79,297
Tokyu Corp.	4,384	46,720
TOPPAN Holdings, Inc.	2,074	55,019
Toray Industries, Inc.	12,262	77,641
TOTO Ltd.	1,143	27,382
Toyota Industries Corp.	1,761	141,629
Toyota Motor Corp.	104,650	2,043,316
Toyota Tsusho Corp.	5,895	104,250
Trend Micro, Inc.	1,144	61,677
Unicharm Corp.	9,942	81,962
West Japan Railway Co.	4,356	77,153
Yakult Honsha Co. Ltd.	2,692	50,993
Yamaha Motor Co. Ltd.	8,662	76,318
Yaskawa Electric Corp.	2,183	55,711
Yokogawa Electric Corp.	2,228	47,388
Zensho Holdings Co. Ltd.	900	50,970
ZOZO, Inc.	907	27,934
		$35,407,701

5
See Notes to Financial Statements.

CVT
EAFE International Index Portfolio
December 31, 2024
Schedule of Investments — continued

Security	Shares	Value
Luxembourg — 0.0%(5)
CVC Capital Partners PLC(1)(2)(3)	2,016	$ 44,580
		$ 44,580
Netherlands — 5.5%
ABN AMRO Bank NV(1)(3)	4,445	$ 68,593
Adyen NV(1)(2)(3)	216	320,993
Aegon Ltd.(1)	12,239	72,831
AerCap Holdings NV	1,748	167,284
Airbus SE	5,621	900,095
Akzo Nobel NV(1)	1,606	96,397
Argenx SE(2)(6)	517	319,357
Argenx SE(2)(6)	38	23,473
ASM International NV	467	270,012
ASML Holding NV	3,889	2,723,989
ASR Nederland NV	1,436	68,299
BE Semiconductor Industries NV(1)	797	109,243
Euronext NV(3)	652	73,146
EXOR NV	907	83,150
Ferrovial SE(1)	4,782	200,723
Havas NV(2)	6,894	11,586
Heineken Holding NV	1,138	68,229
Heineken NV(1)	2,606	185,727
IMCD NV(1)	521	77,426
ING Groep NV, Series N	32,511	509,499
JDE Peet's NV	904	15,532
Koninklijke Ahold Delhaize NV(1)	8,566	279,932
Koninklijke KPN NV	36,528	133,197
Koninklijke Philips NV(2)	7,537	190,922
NN Group NV(1)	2,543	110,896
Prosus NV	13,449	534,555
Qiagen NV(2)	2,145	96,147
Randstad NV(1)	975	41,050
Stellantis NV	18,633	242,386
STMicroelectronics NV	6,583	164,883
Universal Music Group NV	8,258	211,232
Wolters Kluwer NV	2,357	391,602
		$8,762,386
New Zealand — 0.3%
Auckland International Airport Ltd.	15,160	$73,702
Fisher & Paykel Healthcare Corp. Ltd.	5,113	109,895
Infratil Ltd.	8,707	61,373
Mercury NZ Ltd.	3,570	11,681
Meridian Energy Ltd.	13,690	45,229
Xero Ltd.(2)	1,361	141,630
		$443,510
Norway — 0.6%
Aker BP ASA	2,840	$55,830
DNB Bank ASA	8,912	177,923
Equinor ASA	7,866	186,574
Security	Shares	Value
Norway (continued)
Gjensidige Forsikring ASA	1,602	$ 28,300
Kongsberg Gruppen ASA	874	98,331
Mowi ASA	4,265	73,095
Norsk Hydro ASA	14,258	78,429
Orkla ASA	6,067	52,486
Salmar ASA	718	34,126
Telenor ASA	6,263	69,877
Yara International ASA	1,402	37,113
		$892,084
Poland — 0.0%(5)
InPost SA(2)	2,062	$35,203
		$35,203
Portugal — 0.1%
EDP SA	30,935	$98,962
Galp Energia SGPS SA	4,520	74,918
Jeronimo Martins SGPS SA	2,358	45,022
		$218,902
Singapore — 1.6%
CapitaLand Ascendas REIT	33,831	$63,533
CapitaLand Integrated Commercial Trust	56,366	79,488
CapitaLand Investment Ltd.(1)	21,648	41,501
DBS Group Holdings Ltd.	19,542	626,233
Genting Singapore Ltd.	48,954	27,463
Grab Holdings Ltd., Class A(2)	20,125	94,990
Keppel Ltd.	11,828	59,260
Oversea-Chinese Banking Corp. Ltd.	32,336	394,922
Sea Ltd. ADR(2)	3,446	365,621
Sembcorp Industries Ltd.	8,600	34,791
Singapore Airlines Ltd.(1)	13,300	62,702
Singapore Exchange Ltd.	8,700	81,098
Singapore Technologies Engineering Ltd.	13,218	45,102
Singapore Telecommunications Ltd.	72,791	163,985
United Overseas Bank Ltd.	11,714	311,075
Wilmar International Ltd.	15,000	34,046
Yangzijiang Shipbuilding Holdings Ltd.	24,500	53,553
		$2,539,363
Spain — 2.6%
Acciona SA(1)	193	$21,718
ACS Actividades de Construccion y Servicios SA	1,775	88,950
Aena SME SA(3)	711	145,113
Amadeus IT Group SA(1)	4,161	293,701
Banco Bilbao Vizcaya Argentaria SA	56,657	554,356
Banco de Sabadell SA	50,934	98,979
Banco Santander SA	151,935	702,889
CaixaBank SA(1)	37,906	205,798
Cellnex Telecom SA(1)(2)(3)	4,980	157,301
EDP Renovaveis SA(1)	2,852	29,622

6
See Notes to Financial Statements.

CVT
EAFE International Index Portfolio
December 31, 2024
Schedule of Investments — continued

Security	Shares	Value
Spain (continued)
Endesa SA	2,538	$ 54,578
Grifols SA(1)(2)	2,499	23,616
Iberdrola SA	57,092	786,740
Industria de Diseno Textil SA	10,722	549,223
Redeia Corp. SA(1)	3,451	58,930
Repsol SA(1)	11,027	134,176
Telefonica SA(1)	40,204	164,068
		$ 4,069,758
Sweden — 3.5%
AddTech AB, Class B	2,567	$69,945
Alfa Laval AB	2,930	122,635
Assa Abloy AB, Class B	9,814	289,869
Atlas Copco AB, Class A	25,283	385,860
Atlas Copco AB, Class B	14,631	197,680
Beijer Ref AB	3,714	54,811
Boliden AB	2,485	69,915
Epiroc AB, Class A	6,781	118,177
Epiroc AB, Class B	2,514	39,221
EQT AB	3,525	97,445
Essity AB, Class B	5,682	151,927
Evolution AB(3)	1,640	126,470
Fastighets AB Balder, Class B(2)	4,788	33,323
Getinge AB, Class B	1,789	29,346
H & M Hennes & Mauritz AB, Class B(1)	5,635	75,953
Hexagon AB, Class B	20,101	191,913
Holmen AB, Class B	733	26,887
Industrivarden AB, Class A	1,438	45,454
Industrivarden AB, Class C	919	29,027
Indutrade AB	2,678	67,102
Investment AB Latour, Class B	1,245	31,055
Investor AB, Class B	17,063	451,947
L E Lundbergforetagen AB, Class B	593	26,870
Lifco AB, Class B	2,385	69,127
Nibe Industrier AB, Class B	15,526	60,675
Saab AB, Class B	3,431	72,488
Sagax AB, Class B	1,940	39,813
Sandvik AB	10,305	184,783
Securitas AB, Class B	5,049	62,426
Skandinaviska Enskilda Banken AB, Class A	15,329	210,070
Skanska AB, Class B	2,744	57,699
SKF AB, Class B	3,034	56,947
Spotify Technology SA(2)	1,443	645,569
Svenska Cellulosa AB SCA, Class B	5,434	68,923
Svenska Handelsbanken AB, Class A	14,625	151,004
Swedbank AB, Class A	7,979	157,553
Swedish Orphan Biovitrum AB(2)	1,899	54,542
Tele2 AB, Class B	6,002	59,358
Telefonaktiebolaget LM Ericsson, Class B	27,408	221,962
Telia Co. AB	21,130	58,731
Trelleborg AB, Class B	2,050	70,152
Security	Shares	Value
Sweden (continued)
Volvo AB, Class A	2,036	$ 49,762
Volvo AB, Class B	15,254	370,705
		$ 5,455,121
Switzerland — 9.8%
ABB Ltd.	15,240	$ 822,937
Adecco Group AG	1,530	37,795
Alcon AG	4,749	402,656
Avolta AG	817	32,797
Bachem Holding AG	388	24,813
Baloise Holding AG	460	83,354
Banque Cantonale Vaudoise	289	26,610
Barry Callebaut AG	29	38,612
BKW AG	204	33,799
Chocoladefabriken Lindt & Spruengli AG	1	109,894
Chocoladefabriken Lindt & Spruengli AG PC	10	110,928
Cie Financiere Richemont SA, Class A	5,183	784,054
Clariant AG	1,727	19,275
Coca-Cola HBC AG	1,983	67,743
DSM-Firmenich AG	1,738	175,684
EMS-Chemie Holding AG	68	45,884
Galderma Group AG(2)	790	87,802
Geberit AG	324	183,748
Givaudan SA	88	384,682
Glencore PLC(2)	102,205	450,129
Helvetia Holding AG	308	50,800
Holcim AG	5,130	493,942
Julius Baer Group Ltd.	2,077	134,738
Kuehne & Nagel International AG	478	109,674
Logitech International SA	1,464	120,848
Lonza Group AG	702	414,347
Nestle SA	25,518	2,093,577
Novartis AG	19,204	1,869,648
Partners Group Holding AG	222	301,541
Roche Holding AG(6)	181	54,064
Roche Holding AG(6)	6,819	1,906,637
Sandoz Group AG	3,880	159,051
Schindler Holding AG PC	445	122,946
Schindler Holding AG PC	129	35,191
SGS SA	1,426	143,053
SIG Group AG	2,537	50,164
Sika AG	1,449	345,741
Sonova Holding AG	494	161,543
Straumann Holding AG	1,033	130,118
Swatch Group AG	269	48,894
Swiss Life Holding AG	277	213,863
Swiss Prime Site AG	813	88,613
Swiss Re AG	2,875	416,399
Swisscom AG	246	136,912
Temenos AG	527	37,238
UBS Group AG	31,662	969,387

7
See Notes to Financial Statements.

CVT
EAFE International Index Portfolio
December 31, 2024
Schedule of Investments — continued

Security	Shares	Value
Switzerland (continued)
VAT Group AG(3)	243	$ 91,882
Zurich Insurance Group AG	1,410	838,620
		$ 15,462,627
United Kingdom — 14.0%
3i Group PLC	9,277	$ 412,949
Admiral Group PLC	2,376	78,494
Anglo American PLC	12,113	358,147
Antofagasta PLC	3,642	72,146
Ashtead Group PLC	4,186	258,980
Associated British Foods PLC	2,930	74,740
AstraZeneca PLC	15,103	1,969,123
Auto Trader Group PLC(3)	8,693	86,016
Aviva PLC	24,466	143,398
BAE Systems PLC	28,800	413,144
Barclays PLC	143,150	478,865
Barratt Redrow PLC	14,041	76,971
Berkeley Group Holdings PLC	1,039	50,564
BP PLC	152,576	754,178
British American Tobacco PLC	19,530	704,734
BT Group PLC(1)	60,412	108,892
Bunzl PLC	3,243	133,531
Centrica PLC	46,635	77,805
Coca-Cola Europacific Partners PLC	2,030	155,924
Compass Group PLC	16,679	554,967
Croda International PLC	1,153	48,769
Diageo PLC	21,819	693,360
Endeavour Mining PLC	1,535	27,419
Entain PLC	5,560	47,729
GSK PLC	40,646	685,587
Haleon PLC	71,422	336,765
Halma PLC	3,664	122,923
Hargreaves Lansdown PLC	2,659	36,487
Hikma Pharmaceuticals PLC	1,162	28,971
HSBC Holdings PLC	177,438	1,742,991
Imperial Brands PLC	7,344	234,853
Informa PLC	11,661	116,302
InterContinental Hotels Group PLC	1,537	191,239
Intertek Group PLC	1,614	95,355
J Sainsbury PLC	17,242	58,918
JD Sports Fashion PLC	24,647	29,459
Kingfisher PLC	15,641	48,618
Land Securities Group PLC	5,301	38,713
Legal & General Group PLC	55,052	158,072
Lloyds Banking Group PLC	571,323	390,172
London Stock Exchange Group PLC	4,690	662,016
M&G PLC	18,709	46,298
Marks & Spencer Group PLC	19,449	91,083
Melrose Industries PLC	11,981	82,793
Mondi PLC	4,755	70,791
National Grid PLC	48,008	570,347
Security	Shares	Value
United Kingdom (continued)
NatWest Group PLC	66,941	$ 335,458
Next PLC	1,053	124,909
Pearson PLC	5,942	95,282
Persimmon PLC	3,000	44,812
Phoenix Group Holdings PLC	5,688	36,245
Prudential PLC	25,493	202,313
Reckitt Benckiser Group PLC	6,439	389,758
RELX PLC	17,599	797,392
Rentokil Initial PLC	23,519	117,394
Rio Tinto PLC	10,316	608,954
Rolls-Royce Holdings PLC(2)	83,509	592,195
Sage Group PLC	8,955	142,281
Schroders PLC	7,870	31,812
Segro PLC(1)	11,880	104,200
Severn Trent PLC	2,446	76,688
Shell PLC	60,453	1,884,380
Smith & Nephew PLC	8,642	107,095
Smiths Group PLC	3,326	71,311
Spirax Group PLC	716	61,247
SSE PLC	10,036	201,167
Standard Chartered PLC	19,250	236,991
Taylor Wimpey PLC	35,711	54,352
Tesco PLC	63,265	290,978
Unilever PLC	24,219	1,376,138
United Utilities Group PLC	6,627	87,177
Vodafone Group PLC	215,026	183,434
Whitbread PLC	1,787	65,779
Wise PLC, Class A(2)	5,572	74,059
WPP PLC	9,670	99,677
		$22,113,076
Total Common Stocks (identified cost $102,526,311)		$153,688,719

Short-Term Investments — 3.1%
Affiliated Fund — 0.0%(5)
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.43%(7)	3,269	$ 3,269
Total Affiliated Fund (identified cost $3,269)		$ 3,269

8
See Notes to Financial Statements.

CVT
EAFE International Index Portfolio
December 31, 2024
Schedule of Investments — continued

Securities Lending Collateral — 3.1%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.46%(8)	4,972,517	$ 4,972,517
Total Securities Lending Collateral (identified cost $4,972,517)		$ 4,972,517
Total Short-Term Investments (identified cost $4,975,786)		$ 4,975,786

Total Investments — 100.2% (identified cost $107,502,097)	$158,664,505
Other Assets, Less Liabilities — (0.2)%	$ (372,478)
Net Assets — 100.0%	$158,292,027

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	All or a portion of this security was on loan at December 31, 2024. The aggregate market value of securities on loan at December 31, 2024 was $6,778,992.
(2)	Non-income producing security.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2024, the aggregate value of these securities is $1,875,925 or 1.2% of the Fund's net assets.
(4)	Represents an investment in an issuer that may be deemed to be an affiliate (see Note 8).
(5)	Amount is less than 0.05%.
(6)	Securities are traded on separate exchanges for the same entity.
(7)	May be deemed to be an affiliated investment company (see Note 8). The rate shown is the annualized seven-day yield as of December 31, 2024.
(8)	Represents investment of cash collateral received in connection with securities lending.
At December 31, 2024, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Financials	21.3%
Industrials	17.2
Health Care	12.1
Consumer Discretionary	11.0
Information Technology	8.5
Consumer Staples	8.0
Materials	5.9
Communication Services	4.7
Energy	3.4
Utilities	3.1
Real Estate	1.9
Total	97.1%

Abbreviations:
ADR	– American Depositary Receipt
CDI	– CHESS Depositary Interest
PC	– Participation Certificate
PFC Shares	– Preference Shares

9
See Notes to Financial Statements.

CVT
EAFE International Index Portfolio
December 31, 2024
Statement of Assets and Liabilities

December 31, 2024
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $106,921,225) - including $6,778,992 of securities on loan	$157,415,825
Investments in securities of affiliated issuers, at value (identified cost $580,872)	1,248,680
Cash	1,130
Cash denominated in foreign currency, at value (cost $56,630)	58,086
Receivable for investments sold	2,124,979
Receivable for capital shares sold	3,485,521
Dividends receivable	94,395
Dividends receivable - affiliated	4,028
Securities lending income receivable	1,455
Tax reclaims receivable	436,274
Receivable from affiliate	19,904
Directors' deferred compensation plan	31,628
Total assets	$164,921,905
Liabilities
Payable for line of credit	$100,000
Payable for investments purchased	1,300,454
Payable for capital shares redeemed	28,116
Deposits for securities loaned	4,972,517
Payable to affiliates:
Investment advisory fee	39,452
Administrative fee	15,842
Distribution fees	10,930
Sub-transfer agency fee	285
Directors' deferred compensation plan	31,628
Accrued expenses	130,654
Total liabilities	$6,629,878
Net Assets	$158,292,027
Sources of Net Assets
Paid-in capital	$115,148,413
Distributable earnings	43,143,614
Net Assets	$158,292,027
Class I Shares
Net Assets	$90,311,635
Shares Outstanding	942,182
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$95.85
Class F Shares
Net Assets	$67,980,392
Shares Outstanding	716,717
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$94.85
10
See Notes to Financial Statements.

CVT
EAFE International Index Portfolio
December 31, 2024
Statement of Operations

Year Ended
December 31, 2024
Investment Income
Dividend income (net of foreign taxes withheld of $460,907)	$4,304,520
Dividend income - affiliated issuers (net of foreign taxes withheld of $3,065)	53,040
Securities lending income, net	18,136
Total investment income	$4,375,696
Expenses
Investment advisory fee	$452,935
Administrative fee	181,174
Distribution fees:
Class F	121,528
Directors' fees and expenses	12,817
Custodian fees	48,638
Transfer agency fees and expenses	125,046
Accounting fees	36,758
Professional fees	40,846
Reports to shareholders	13,516
Licensing fees	67,560
Miscellaneous	28,459
Total expenses	$1,129,277
Waiver and/or reimbursement of expenses by affiliates	$(276,378)
Net expenses	$852,899
Net investment income	$3,522,797
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$(1,146,101)
Investment securities - affiliated issuers	9,824
Foreign currency transactions	(55,384)
Net realized loss	$(1,191,661)
Change in unrealized appreciation (depreciation):
Investment securities	$1,330,151
Investment securities - affiliated issuers	308,143
Foreign currency	(28,403)
Net change in unrealized appreciation (depreciation)	$1,609,891
Net realized and unrealized gain	$418,230
Net increase in net assets from operations	$3,941,027
11
See Notes to Financial Statements.

CVT
EAFE International Index Portfolio
December 31, 2024
Statements of Changes in Net Assets

	Year Ended December 31,
	2024	2023
Increase (Decrease) in Net Assets
From operations:
Net investment income	$3,522,797	$3,135,289
Net realized loss	(1,191,661)	(1,009,744)
Net change in unrealized appreciation (depreciation)	1,609,891	18,374,330
Net increase in net assets from operations	$3,941,027	$20,499,875
Distributions to shareholders:
Class I	$(2,460,334)	$(2,519,792)
Class F	(1,742,211)	(1,343,635)
Total distributions to shareholders	$(4,202,545)	$(3,863,427)
Capital share transactions:
Class I	$845,892	$(4,124,981)
Class F	17,818,612	13,514,254
Net increase in net assets from capital share transactions	$18,664,504	$9,389,273
Net increase in net assets	$18,402,986	$26,025,721
Net Assets
At beginning of year	$139,889,041	$113,863,320
At end of year	$158,292,027	$139,889,041
12
See Notes to Financial Statements.

CVT
EAFE International Index Portfolio
December 31, 2024
Financial Highlights

	Class I
	Year Ended December 31,
	2024	2023	2022	2021	2020
Net asset value — Beginning of year	$95.39	$83.54	$102.12	$93.77	$90.02
Income (Loss) From Operations
Net investment income(1)	$2.43	$2.32	$2.38	$2.53	$1.69
Net realized and unrealized gain (loss)	0.75	12.27	(17.84)	7.63	4.89
Total income (loss) from operations	$3.18	$14.59	$(15.46)	$10.16	$6.58
Less Distributions
From net investment income	$(2.72)	$(2.74)	$(3.12)	$(1.81)	$(2.83)
Total distributions	$(2.72)	$(2.74)	$(3.12)	$(1.81)	$(2.83)
Net asset value — End of year	$95.85	$95.39	$83.54	$102.12	$93.77
Total Return(2)	3.14%	17.77%	(14.58)%	10.88%	7.78%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$90,312	$89,331	$82,015	$105,721	$105,165
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.67%	0.71%	0.72%	0.64%	0.74%
Net expenses	0.48%(4)	0.48%(4)	0.48%(4)	0.48%	0.48%
Net investment income	2.43%	2.56%	2.74%	2.51%	2.05%
Portfolio Turnover	9%	7%	11%	8%	9%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended December 31, 2024, 2023 and 2022).
13
See Notes to Financial Statements.

CVT
EAFE International Index Portfolio
December 31, 2024
Financial Highlights — continued

	Class F
	Year Ended December 31,
	2024	2023	2022	2021	2020
Net asset value — Beginning of year	$94.60	$83.04	$101.73	$93.60	$90.04
Income (Loss) From Operations
Net investment income(1)	$2.18	$2.11	$2.13	$2.32	$1.49
Net realized and unrealized gain (loss)	0.79	12.19	(17.70)	7.62	4.90
Total income (loss) from operations	$2.97	$14.30	$(15.57)	$9.94	$6.39
Less Distributions
From net investment income	$(2.72)	$(2.74)	$(3.12)	$(1.81)	$(2.83)
Total distributions	$(2.72)	$(2.74)	$(3.12)	$(1.81)	$(2.83)
Net asset value — End of year	$94.85	$94.60	$83.04	$101.73	$93.60
Total Return(2)	2.95%	17.53%	(14.75)%	10.66%	7.56%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$67,980	$50,558	$31,849	$29,363	$18,951
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.87%	0.91%	0.92%	0.84%	0.94%
Net expenses	0.68%(4)	0.68%(4)	0.68%(4)	0.68%	0.68%
Net investment income	2.19%	2.35%	2.48%	2.31%	1.80%
Portfolio Turnover	9%	7%	11%	8%	9%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended December 31, 2024, 2023 and 2022).
14
See Notes to Financial Statements.

CVT
EAFE International Index Portfolio
December 31, 2024
Notes to Financial Statements

1  Significant Accounting Policies
CVT EAFE International Index Portfolio (formerly, Calvert VP EAFE International Index Portfolio) (the Fund) is a diversified series of Calvert Variable Trust, Inc. (formerly, Calvert Variable Products, Inc.) (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek investment results that correspond to the total return performance of common stocks as represented by the MSCI EAFE Index.
Shares of the Fund are sold without sales charge to insurance companies for allocation to certain of their variable separate accounts and to qualified pension and retirement plans and other eligible investors. The Fund offers Class I and Class F shares. Among other things, each class has different: (a) dividend rates due to differences in Distribution Plan expenses and other class-specific expenses; (b) exchange privileges; and (c) class-specific voting rights.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the
Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund's Board has approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Such securities are categorized as Level 2 in the hierarchy.
Other Securities. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
15

CVT
EAFE International Index Portfolio
December 31, 2024
Notes to Financial Statements — continued

The following table summarizes the market value of the Fund's holdings as of December 31, 2024, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Australia	$ —	$11,060,977	$ —	$11,060,977
Austria	—	306,100	—	306,100
Belgium	—	1,180,262	—	1,180,262
Denmark	—	4,456,277	—	4,456,277
Finland	—	1,473,134	—	1,473,134
France	16,282	15,907,113	—	15,923,395
Germany	100,513	14,203,641	—	14,304,154
Hong Kong	47,274	2,989,124	—	3,036,398
Ireland	—	957,242	—	957,242
Israel	750,156	661,015	—	1,411,171
Italy	—	4,135,298	—	4,135,298
Japan	—	35,407,701	—	35,407,701
Luxembourg	—	44,580	—	44,580
Netherlands	178,870	8,583,516	—	8,762,386
New Zealand	—	443,510	—	443,510
Norway	—	892,084	—	892,084
Poland	—	35,203	—	35,203
Portugal	—	218,902	—	218,902
Singapore	460,611	2,078,752	—	2,539,363
Spain	—	4,069,758	—	4,069,758
Sweden	645,569	4,809,552	—	5,455,121
Switzerland	—	15,462,627	—	15,462,627
United Kingdom	155,924	21,957,152	—	22,113,076
Total Common Stocks	$2,355,199	$151,333,520(1)	$ —	$153,688,719
Short-Term Investments:
Affiliated Fund	$3,269	$ —	$ —	$3,269
Securities Lending Collateral	4,972,517	—	—	4,972,517
Total Investments	$7,330,985	$151,333,520	$ —	$158,664,505

(1)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. In consideration of recent decisions rendered by European courts, the Fund has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries (the "EU reclaims"). These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, the EU reclaims are recorded as income only when the likelihood of their receipt becomes certain. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain.
C  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class.
16

CVT
EAFE International Index Portfolio
December 31, 2024
Notes to Financial Statements — continued

D  Foreign Currency Transactions— The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
E  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. The Fund distributes any net investment income and net realized capital gains at least annually. Both types of distributions are made in shares of the Fund unless an election is made on behalf of a separate account to receive some or all of the distributions in cash. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
F  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
G  Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
I  Segment Reporting— During the year ended December 31, 2024, the Fund adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective is included in Note 1. In connection with the adoption of ASU 2023-07, the Fund’s President has been designated as the Fund’s Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund’s single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s Financial Statements.
2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at the annual rate of 0.30% of the Fund’s average daily net assets and is payable monthly. For the year ended December 31, 2024, the investment advisory fee amounted to $452,935.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the year ended December 31, 2024, the investment advisory fee paid was reduced by $819 relating to the Fund's investment in the Liquidity Fund.
CRM has agreed to reimburse the Fund's operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.48% for Class I and 0.68% for Class F of such class's average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after May 1, 2025. For the year ended December 31, 2024, CRM waived and/or reimbursed expenses of $275,559.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund's average daily net assets attributable to Class I and Class F and is payable monthly. For the year ended December 31, 2024, CRM was paid administrative fees of $181,174.
The Fund has in effect a distribution plan for Class F shares (Class F Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class F Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution fee of 0.20% per annum of its average daily net assets attributable to Class F shares for the sale and distribution of Class F shares. Distribution fees paid or accrued for the year ended December 31, 2024 amounted to $121,528 for Class F shares.
17

CVT
EAFE International Index Portfolio
December 31, 2024
Notes to Financial Statements — continued

Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended December 31, 2024, sub-transfer agency fees and expenses incurred to EVM amounted to $832 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $250,000, an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $55,000 ($40,000 prior to January 1, 2025) annual fee, Committee chairs receive an additional $20,000 ($15,000 prior to January 1, 2025) annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund’s assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Shareholder Servicing Plan
The Corporation, on behalf of the Fund, has adopted a Shareholder Servicing Plan (Servicing Plan), which permits the Fund to enter into shareholder servicing agreements with intermediaries that maintain accounts in the Fund for the benefit of shareholders. These services may include, but are not limited to, processing purchase and redemption requests, processing dividend payments, and providing account information to shareholders. Under the Servicing Plan, the Fund may make payments at an annual rate of up to 0.11% of its average daily net assets. For the year ended December 31, 2024, expenses incurred under the Servicing Plan amounted to $123,416 and are included in transfer agency fees and expenses on the Statement of Operations.
4  Investment Activity
During the year ended December 31, 2024, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $28,416,673 and $14,156,623, respectively.
5  Distributions to Shareholders and Income Tax Information
The tax character of distributions declared for the years ended December 31, 2024 and December 31, 2023 was as follows:
	Year Ended December 31,
	2024	2023
Ordinary income	$4,202,545	$3,863,427
As of December 31, 2024, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
Undistributed ordinary income	$4,705,057
Deferred capital losses	(5,322,028)
Net unrealized appreciation	43,760,585
Distributable earnings	$43,143,614
At December 31, 2024, the Fund, for federal income tax purposes, had deferred capital losses of $5,322,028 which would reduce the Fund's taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund's next taxable year, can be carried forward for an unlimited period, and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at December 31, 2024, $308,364 are short-term and $5,013,664 are long-term.
The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2024, as determined on a federal income tax basis, were as follows:
18

CVT
EAFE International Index Portfolio
December 31, 2024
Notes to Financial Statements — continued

Aggregate cost	$114,890,891
Gross unrealized appreciation	$50,125,694
Gross unrealized depreciation	(6,352,080)
Net unrealized appreciation	$43,773,614
6  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At December 31, 2024, the total value of securities on loan was $6,778,992 and the total value of collateral received was $7,160,265, comprised of cash of $4,972,517 and U.S. government and/or agencies securities of $2,187,748.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of December 31, 2024.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$4,972,517	$ —	$ —	$ —	$4,972,517
The carrying amount of the liability for deposits for securities loaned at December 31, 2024 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at December 31, 2024.
7  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 21, 2025. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2024, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
At December 31, 2024, the Fund had a balance outstanding pursuant to this line of credit of $100,000 at an annual interest rate of 5.33%. Based on the short-term nature of the borrowings under the line of credit and variable interest rate, the carrying value of the borrowings approximated its fair value at December 31, 2024. If measured at fair value, borrowings under the line of credit would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at December 31, 2024. The Fund did not have any significant borrowings or allocated fees during the year ended December 31, 2024.
19

CVT
EAFE International Index Portfolio
December 31, 2024
Notes to Financial Statements — continued

8  Affiliated Investments
At December 31, 2024, the value of the Fund’s investment in issuers and funds that may be deemed to be affiliated was $1,248,680, which represents 0.8% of the Fund’s net assets. Transactions in such investments by the Fund for the year ended December 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Common Stocks
Mitsubishi UFJ Financial Group, Inc.	$848,567	$ 179,584	$ (100,707)	$9,824	$308,143	$1,245,411	$26,643	106,676
Short-Term Investments
Liquidity Fund	544,207	26,567,584	(27,108,522)	—	—	3,269	26,397	3,269
Total				$9,824	$308,143	$1,248,680	$53,040
9  Capital Shares
The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 20,000,000 common shares, $0.10 par value, for each Class.
Transactions in capital shares were as follows:
	Year Ended December 31, 2024		Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Class I
Shares sold	127,242	$12,929,290	75,329	$6,805,453
Reinvestment of distributions	23,968	2,460,334	28,913	2,519,792
Shares redeemed	(145,530)	(14,543,732)	(149,435)	(13,450,226)
Net increase (decrease)	5,680	$845,892	(45,193)	$(4,124,981)
Class F
Shares sold	290,869	$28,402,421	196,157	$17,629,462
Reinvestment of distributions	17,145	1,742,211	15,539	1,343,635
Shares redeemed	(125,735)	(12,326,020)	(60,793)	(5,458,843)
Net increase	182,279	$17,818,612	150,903	$13,514,254
At December 31, 2024, separate accounts of three insurance companies each owned more than 10% of the value of the outstanding shares of the Fund, aggregating 76.6%.
10  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country, and by acts of terrorism and war. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
20

CVT
EAFE International Index Portfolio
December 31, 2024
Notes to Financial Statements — continued

11  Name Change
Effective May 1, 2024, the name of the Fund was changed from Calvert VP EAFE International Index Portfolio and the name of the Corporation was changed from Calvert Variable Products, Inc.
21

CVT
EAFE International Index Portfolio
December 31, 2024
Report of Independent Registered Public Accounting Firm

To the Board of Directors of Calvert Variable Trust, Inc. and Shareholders of CVT EAFE International Index Portfolio:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of CVT EAFE International Index Portfolio (formerly, Calvert VP EAFE International Index Portfolio) (the “Fund”) (one of the funds constituting Calvert Variable Trust, Inc. (formerly, Calvert Variable Products, Inc.)), including the schedule of investments, as of December 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. The financial highlights for the year ended December 31, 2020 were audited by other auditors whose report, dated February 18, 2021, expressed an unqualified opinion on those financial highlights.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
February 18, 2025
We have served as the auditor of one or more Calvert investment companies since 2021.
22

CVT
EAFE International Index Portfolio
December 31, 2024
Federal Tax Information (Unaudited)

As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals and the foreign tax credit.
Qualified Dividend Income. For the fiscal year ended December 31, 2024, the Fund designates approximately $4,319,847, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.
Foreign Tax Credit. For the fiscal year ended December 31, 2024, the Fund paid foreign taxes of $374,918 and recognized foreign source income of $4,788,460.
23

This Page Intentionally Left Blank

CVPIII-NCSR 12.31.24

CVT
Investment Grade Bond Index Portfolio (formerly, Calvert VP Investment Grade Bond Index Portfolio)
Annual Financial Statements and
Additional Information
December 31, 2024

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-368-2745 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Annual Financial Statements and Additional Information December 31, 2024
CVT
Investment Grade Bond Index Portfolio
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

CVT
Investment Grade Bond Index Portfolio
December 31, 2024
Schedule of Investments

Corporate Bonds — 25.5%

Security	Principal Amount (000’s omitted)	Value
Basic Materials — 0.4%
ArcelorMittal SA, 6.55%, 11/29/27	$150	$ 156,078
Barrick North America Finance LLC, 5.75%, 5/1/43	100	98,595
Dow Chemical Co., 4.375%, 11/15/42	100	82,130
LYB International Finance BV, 5.25%, 7/15/43	100	90,994
		$ 427,797
Communications — 2.1%
AT&T, Inc.:
4.90%, 6/15/42	$200	$ 173,438
5.45%, 3/1/47	1,000	947,314
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.908%, 7/23/25	116	115,903
Comcast Corp.:
2.937%, 11/1/56(1)	98	57,126
4.00%, 3/1/48	50	38,013
4.15%, 10/15/28	100	97,570
Discovery Communications LLC, 4.125%, 5/15/29	200	186,479
Motorola Solutions, Inc., 2.30%, 11/15/30	250	214,180
NBCUniversal Media LLC, 4.45%, 1/15/43	123	104,881
T-Mobile USA, Inc., 3.50%, 4/15/25	250	248,907
Verizon Communications, Inc., 2.875%, 11/20/50	150	92,216
Walt Disney Co., 5.40%, 10/1/43	100	98,334
		$2,374,361
Consumer, Cyclical — 1.6%
Choice Hotels International, Inc., 3.70%, 1/15/31	$250	$225,104
Dollar General Corp., 4.125%, 4/3/50	200	147,289
General Motors Co., 5.00%, 4/1/35	500	470,084
Lowe's Cos., Inc., 5.625%, 4/15/53(1)	150	144,261
Starbucks Corp., 3.75%, 12/1/47	250	183,811
VF Corp., 2.95%, 4/23/30	225	192,351
Volkswagen Group of America Finance LLC, 4.85%, 8/15/27(2)	250	247,504
WarnerMedia Holdings, Inc.:
4.279%, 3/15/32	75	66,110
5.141%, 3/15/52	200	148,708
		$1,825,222
Consumer, Non-cyclical — 4.4%
AbbVie, Inc., 3.20%, 11/21/29	$300	$278,577
Alcon Finance Corp., 3.00%, 9/23/29(2)	350	321,507
Anheuser-Busch InBev Finance, Inc., 4.625%, 2/1/44	750	668,683
Block Financial LLC, 3.875%, 8/15/30	150	138,509
Bunge Ltd. Finance Corp., 1.63%, 8/17/25	250	245,326
CVS Health Corp., 4.30%, 3/25/28	110	106,636
CVS Pass-Through Trust, 6.036%, 12/10/28	37	37,056
DENTSPLY SIRONA, Inc., 3.25%, 6/1/30	400	353,542
Global Payments, Inc., 2.15%, 1/15/27	200	189,678
HCA, Inc., 5.90%, 6/1/53	200	188,890
Security	Principal Amount (000’s omitted)	Value
Consumer, Non-cyclical (continued)
Kroger Co., 3.875%, 10/15/46	$250	$ 187,666
Laboratory Corp. of America Holdings, 2.95%, 12/1/29	100	90,774
Molson Coors Beverage Co., 5.00%, 5/1/42	100	92,145
Pfizer, Inc., 4.40%, 5/15/44	500	432,743
Quanta Services, Inc., 2.90%, 10/1/30	200	178,564
Solventum Corp., 5.90%, 4/30/54(1)(2)	200	194,695
STERIS Irish FinCo UnLtd Co., 3.75%, 3/15/51	100	70,597
Sysco Corp., 5.95%, 4/1/30	250	260,556
Takeda Pharmaceutical Co. Ltd., 3.175%, 7/9/50	400	259,359
Triton Container International Ltd., 2.05%, 4/15/26(2)	300	287,616
Viatris, Inc., 2.30%, 6/22/27	250	234,487
Zoetis, Inc., 4.70%, 2/1/43	100	88,980
		$4,906,586
Energy — 3.0%
BP Capital Markets America, Inc., 3.633%, 4/6/30	$200	$188,526
Colonial Pipeline Co., 6.58%, 8/28/32(2)	100	106,618
HF Sinclair Corp., 5.875%, 4/1/26	1,000	1,007,953
Northern Natural Gas Co., 3.40%, 10/16/51(2)	327	216,160
Shell Finance U.S., Inc.:
4.125%, 5/11/35	1,100	1,008,750
4.55%, 8/12/43	100	87,561
TransCanada PipeLines Ltd., 4.875%, 1/15/26	550	550,147
TransContinental Gas Pipe Line Co. LLC, 4.45%, 8/1/42	100	84,823
Williams Cos., Inc., 5.30%, 8/15/28	100	100,984
		$3,351,522
Financial — 7.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.00%, 10/29/28	$200	$185,281
Alexandria Real Estate Equities, Inc., 4.00%, 2/1/50	300	223,500
Ally Financial, Inc., 2.20%, 11/2/28	250	222,531
Arthur J Gallagher & Co., 5.75%, 3/2/53	150	147,364
Bank of America Corp.:
2.592% to 4/29/30, 4/29/31(3)	500	440,666
2.687% to 4/22/31, 4/22/32(3)	200	172,001
4.244% to 4/24/37, 4/24/38(3)	250	222,495
Berkshire Hathaway Finance Corp., 4.30%, 5/15/43	1,000	866,344
Citigroup, Inc.:
2.561% to 5/1/31, 5/1/32(3)	225	190,532
4.075% to 4/23/28, 4/23/29(3)	500	485,326
5.50%, 9/13/25	80	80,383
EPR Properties:
4.50%, 6/1/27	200	196,675
4.95%, 4/15/28	100	98,399
Goldman Sachs Group, Inc.:
2.383% to 7/21/31, 7/21/32(3)	500	416,884
6.75%, 10/1/37	100	107,154
HSBC Holdings PLC, 2.848% to 6/4/30, 6/4/31(3)	400	351,350
Invitation Homes Operating Partnership LP, 2.30%, 11/15/28	250	225,942

1
See Notes to Financial Statements.

CVT
Investment Grade Bond Index Portfolio
December 31, 2024
Schedule of Investments — continued

Security	Principal Amount (000’s omitted)	Value
Financial (continued)
JPMorgan Chase & Co.:
3.109% to 4/22/50, 4/22/51(3)	$300	$ 198,736
5.717% to 9/14/32, 9/14/33(3)	500	510,868
Kimco Realty OP LLC, 4.45%, 9/1/47	200	165,536
MetLife, Inc., 4.875%, 11/13/43	100	90,935
Morgan Stanley, 5.00%, 11/24/25(4)	150	150,318
NNN REIT, Inc., 5.60%, 10/15/33	100	100,898
Piedmont Operating Partnership LP, 3.15%, 8/15/30	150	128,749
PNC Bank NA, 2.70%, 10/22/29	250	224,460
Prudential Financial, Inc., 5.10%, 8/15/43	1,000	942,126
Simon Property Group LP, 2.65%, 7/15/30	150	133,566
U.S. Bancorp, 3.10%, 4/27/26	250	244,771
Wells Fargo & Co.:
3.196% to 6/17/26, 6/17/27(3)	250	244,301
5.389% to 4/24/33, 4/24/34(3)	250	247,326
Westpac Banking Corp., 3.35%, 3/8/27	200	195,233
		$8,210,650
Industrial — 3.2%
BNSF Funding Trust I, 6.613% to 1/15/26, 12/15/55(3)	$540	$544,048
Boeing Co.:
2.196%, 2/4/26	300	291,108
3.20%, 3/1/29	150	138,310
5.15%, 5/1/30	100	98,672
Canadian Pacific Railway Co., 4.70%, 5/1/48	200	173,682
Carrier Global Corp., 3.577%, 4/5/50	127	91,111
Cummins, Inc., 4.875%, 10/1/43	100	91,787
Deere & Co., 6.55%, 10/1/28	250	266,433
Flex Ltd.:
4.75%, 6/15/25	250	249,603
4.875%, 5/12/30	250	243,970
GATX Corp., 3.25%, 9/15/26	400	389,664
Lennox International, Inc., 1.70%, 8/1/27	300	276,822
Parker-Hannifin Corp., 3.25%, 3/1/27	200	194,327
Roper Technologies, Inc., 2.95%, 9/15/29	250	228,740
RTX Corp., 4.50%, 6/1/42	100	86,412
United Parcel Service, Inc., 6.20%, 1/15/38	250	268,074
		$3,632,763
Technology — 1.7%
Broadcom, Inc.:
3.137%, 11/15/35(2)	$500	$408,547
3.419%, 4/15/33(2)	200	175,167
Dell International LLC/EMC Corp., 5.30%, 10/1/29	250	252,607
Intel Corp., 4.875%, 2/10/28	200	199,048
Kyndryl Holdings, Inc., 2.70%, 10/15/28	350	320,785
Oracle Corp.:
2.65%, 7/15/26	150	145,527
3.60%, 4/1/50	400	280,474
Security	Principal Amount (000’s omitted)	Value
Technology (continued)
Vmware LLC, 2.20%, 8/15/31	$200	$ 166,007
		$ 1,948,162
Utilities — 1.8%
DTE Electric Co., 2.25%, 3/1/30	$300	$ 264,884
Duke Energy Corp., 3.15%, 8/15/27	500	480,332
Indianapolis Power & Light Co., 5.70%, 4/1/54(2)	350	344,849
PacifiCorp, 4.10%, 2/1/42	100	80,831
Public Service Electric and Gas Co., 3.95%, 5/1/42	1,000	817,851
		$1,988,747
Total Corporate Bonds (identified cost $31,457,757)		$28,665,810

Sovereign Government Bonds — 0.4%

Security	Principal Amount (000’s omitted)	Value
Mexico Government International Bonds, 5.55%, 1/21/45(1)	$500	$ 434,698
Total Sovereign Government Bonds (identified cost $497,844)		$ 434,698

Taxable Municipal Obligations — 0.9%

Security	Principal Amount (000's omitted)	Value
General Obligations — 0.9%
New York, NY, 3.60%, 8/1/28	$1,000	$ 967,640
Total Taxable Municipal Obligations (identified cost $996,127)		$ 967,640

U.S. Government Agencies and Instrumentalities — 3.1%

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Banks, 0.50%, 4/14/25(1)	$500	$ 494,607
Federal Home Loan Mortgage Corp.:
6.25%, 7/15/32(1)	850	942,609
6.75%, 3/15/31	1,000	1,119,632
Federal National Mortgage Association, 0.875%, 8/5/30(1)	1,200	991,380
Total U.S. Government Agencies and Instrumentalities (identified cost $3,818,101)		$ 3,548,228

2
See Notes to Financial Statements.

CVT
Investment Grade Bond Index Portfolio
December 31, 2024
Schedule of Investments — continued

U.S. Government Agency Mortgage-Backed Securities — 26.3%

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
2.00%, with various maturities to 2052	$6,320	$ 5,031,160
2.50%, with various maturities to 2051	2,034	1,747,724
3.00%, with various maturities to 2052	1,215	1,047,316
3.50%, with various maturities to 2048	321	295,990
4.00%, with various maturities to 2052	658	610,244
4.50%, with various maturities to 2044	456	443,303
5.00%, with various maturities to 2040	333	333,158
6.00%, with various maturities to 2040	27	28,031
6.50%, 10/1/37	12	12,254
Federal National Mortgage Association:
1.50%, 9/1/35	442	382,957
2.00%, with various maturities to 2051	4,283	3,482,026
2.50%, with various maturities to 2052	4,079	3,439,489
3.00%, with various maturities to 2052	4,723	4,095,928
3.50%, with various maturities to 2052	2,840	2,560,104
4.00%, with various maturities to 2047	1,005	940,141
4.50%, with various maturities to 2044	708	686,661
5.00%, with various maturities to 2054	1,083	1,058,085
5.50%, with various maturities to 2038	143	147,117
6.00%, with various maturities to 2038	131	135,554
6.50%, 9/1/36	9	9,888
7.206%, (1 yr. RFUCCT + 1.456%), 9/1/38(5)	40	41,182
Government National Mortgage Association:
2.50%, with various maturities to 2052	2,444	2,033,789
3.00%, 3/20/51	290	252,519
4.00%, with various maturities to 2042	444	419,127
4.50%, 7/20/33	34	32,972
5.00%, with various maturities to 2039	177	176,335
5.50%, 7/20/34	20	20,317
6.00%, with various maturities to 2038	112	114,327
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $34,330,130)		$29,577,698

U.S. Treasury Obligations — 41.6%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds:
1.125%, 8/15/40	$500	$ 298,426
1.375%, 8/15/50	1,000	487,972
1.625%, 11/15/50	800	417,358
1.875%, 2/15/51	1,600	890,115
2.00%, 8/15/51	800	457,347
2.25%, 8/15/49	650	402,629
2.375%, 5/15/51	875	550,435
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds: (continued)
2.50%, 2/15/45	$1,000	$ 694,136
3.00%, 5/15/47	1,000	739,405
3.125%, 11/15/41	1,000	805,078
3.125%, 8/15/44	1,600	1,243,096
3.125%, 5/15/48	750	562,004
3.625%, 2/15/53	325	264,161
3.75%, 11/15/43	1,400	1,205,919
3.875%, 8/15/40	500	450,195
4.375%, 11/15/39	250	239,745
4.375%, 5/15/41	700	666,881
4.50%, 5/15/38	400	393,819
U.S. Treasury Notes:
0.375%, 4/30/25	800	789,908
0.375%, 11/30/25	2,000	1,931,489
0.375%, 1/31/26	1,500	1,439,471
0.375%, 7/31/27	300	271,753
0.50%, 8/31/27	750	679,619
0.625%, 5/15/30	300	246,231
0.625%, 8/15/30	1,000	812,329
0.875%, 11/15/30	250	204,605
1.125%, 2/29/28	500	453,653
1.125%, 8/31/28	200	178,419
1.125%, 2/15/31	1,100	908,030
1.25%, 4/30/28	1,950	1,767,043
1.25%, 9/30/28	150	134,087
1.25%, 8/15/31	1,300	1,061,212
1.50%, 8/15/26	200	191,487
1.50%, 11/30/28	1,350	1,212,714
1.50%, 2/15/30	1,400	1,215,915
1.625%, 9/30/26	800	765,172
1.75%, 1/31/29	350	316,116
1.875%, 7/31/26	1,500	1,446,457
2.00%, 2/15/25	1,500	1,495,766
2.25%, 3/31/26	1,000	976,003
2.25%, 2/15/27	2,400	2,303,548
2.25%, 11/15/27	2,850	2,695,025
2.625%, 2/15/29	1,200	1,122,198
2.75%, 8/15/32	825	731,892
2.875%, 5/15/28	425	406,045
2.875%, 8/15/28	300	285,436
2.875%, 5/15/32	1,075	965,733
3.00%, 7/15/25	600	596,159
3.125%, 11/15/28	1,150	1,100,688
3.125%, 8/31/29	1,100	1,042,171
3.50%, 4/30/30	500	478,583
3.50%, 2/15/33	650	604,868
3.75%, 8/31/26	500	496,121

3
See Notes to Financial Statements.

CVT
Investment Grade Bond Index Portfolio
December 31, 2024
Schedule of Investments — continued

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes: (continued)
3.75%, 5/31/30	$650	$ 629,268
3.875%, 3/31/25	300	299,711
3.875%, 9/30/29	150	146,773
3.875%, 12/31/29	350	341,996
3.875%, 8/15/33	400	380,813
4.125%, 10/31/26	1,100	1,097,647
4.125%, 11/15/32	1,175	1,146,321
4.50%, 11/15/33	400	398,314
4.875%, 10/31/30	200	204,460
Total U.S. Treasury Obligations (identified cost $51,947,609)		$46,739,970

Short-Term Investments — 3.8%
Affiliated Fund — 1.6%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.43%(6)	1,789,375	$ 1,789,375
Total Affiliated Fund (identified cost $1,789,375)		$ 1,789,375
Securities Lending Collateral — 2.2%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.46%(7)	2,425,383	$ 2,425,383
Total Securities Lending Collateral (identified cost $2,425,383)		$ 2,425,383
Total Short-Term Investments (identified cost $4,214,758)		$ 4,214,758
Total Investments — 101.6% (identified cost $127,262,326)		$114,148,802
Other Assets, Less Liabilities — (1.6)%		$ (1,797,096)
Net Assets — 100.0%		$112,351,706

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	All or a portion of this security was on loan at December 31, 2024. The aggregate market value of securities on loan at December 31, 2024 was $3,108,626.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2024, the aggregate value of these securities is $2,302,663 or 2.0% of the Fund's net assets.
(3)	Security converts to variable rate after the indicated fixed-rate coupon period.
(4)	Represents an investment in an issuer that is deemed to be an affiliate (see Note 8).
(5)	Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at December 31, 2024.
(6)	May be deemed to be an affiliated investment company (see Note 8). The rate shown is the annualized seven-day yield as of December 31, 2024.
(7)	Represents investment of cash collateral received in connection with securities lending.

Abbreviations:
RFUCCT	– FTSE USD IBOR Consumer Cash Fallbacks Term

4
See Notes to Financial Statements.

CVT
Investment Grade Bond Index Portfolio
December 31, 2024
Statement of Assets and Liabilities

December 31, 2024
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $125,322,473) - including $3,108,626 of securities on loan	$112,209,109
Investments in securities of affiliated issuers, at value (identified cost $1,939,853)	1,939,693
Cash	73
Receivable for capital shares sold	178,320
Interest receivable	791,950
Dividends and interest receivable - affiliated	5,563
Securities lending income receivable	1,141
Receivable from affiliates	23,290
Directors' deferred compensation plan	36,263
Total assets	$115,185,402
Liabilities
Payable for investments purchased	$244,253
Payable for capital shares redeemed	17,074
Deposits for securities loaned	2,425,383
Payable to affiliates:
Investment advisory fee	19,030
Administrative fee	11,508
Distribution fees	1,278
Sub-transfer agency fee	202
Directors' deferred compensation plan	36,263
Accrued expenses	78,705
Total liabilities	$2,833,696
Net Assets	$112,351,706
Sources of Net Assets
Paid-in capital	$124,542,616
Accumulated loss	(12,190,910)
Net Assets	$112,351,706
Class I Shares
Net Assets	$106,369,975
Shares Outstanding	2,235,871
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$47.57
Class F Shares
Net Assets	$5,981,731
Shares Outstanding	129,331
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$46.25
5
See Notes to Financial Statements.

CVT
Investment Grade Bond Index Portfolio
December 31, 2024
Statement of Operations

Year Ended
December 31, 2024
Investment Income
Dividend income - affiliated issuers	$57,374
Interest income	3,672,534
Interest income - affiliated issuers	6,987
Securities lending income, net	12,831
Total investment income	$3,749,726
Expenses
Investment advisory fee	$230,983
Administrative fee	138,590
Distribution fees:
Class F	14,773
Directors' fees and expenses	7,107
Custodian fees	5,572
Transfer agency fees and expenses	94,966
Accounting fees	29,780
Professional fees	46,240
Reports to shareholders	7,398
Miscellaneous	8,984
Total expenses	$584,393
Waiver and/or reimbursement of expenses by affiliates	$(201,727)
Net expenses	$382,666
Net investment income	$3,367,060
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$(353,888)
Net realized loss	$(353,888)
Change in unrealized appreciation (depreciation):
Investment securities	$(1,820,663)
Investment securities - affiliated issuers	953
Net change in unrealized appreciation (depreciation)	$(1,819,710)
Net realized and unrealized loss	$(2,173,598)
Net increase in net assets from operations	$1,193,462
6
See Notes to Financial Statements.

CVT
Investment Grade Bond Index Portfolio
December 31, 2024
Statements of Changes in Net Assets

	Year Ended December 31,
	2024	2023
Increase (Decrease) in Net Assets
From operations:
Net investment income	$3,367,060	$3,214,132
Net realized loss	(353,888)	(215,022)
Net change in unrealized appreciation (depreciation)	(1,819,710)	3,196,507
Net increase in net assets from operations	$1,193,462	$6,195,617
Distributions to shareholders:
Class I	$(3,045,025)	$(3,038,084)
Class F	(176,267)	(155,896)
Total distributions to shareholders	$(3,221,292)	$(3,193,980)
Capital share transactions:
Class I	$(5,106,073)	$(466,336)
Class F	456,350	544,102
Net increase (decrease) in net assets from capital share transactions	$(4,649,723)	$77,766
Net increase (decrease) in net assets	$(6,677,553)	$3,079,403
Net Assets
At beginning of year	$119,029,259	$115,949,856
At end of year	$112,351,706	$119,029,259
7
See Notes to Financial Statements.

CVT
Investment Grade Bond Index Portfolio
December 31, 2024
Financial Highlights

	Class I
	Year Ended December 31,
	2024	2023	2022	2021	2020
Net asset value — Beginning of year	$48.44	$47.25	$55.64	$58.07	$55.68
Income (Loss) From Operations
Net investment income(1)	$1.42	$1.32	$1.19	$1.14	$1.34
Net realized and unrealized gain (loss)	(0.90)	1.18	(8.19)	(2.20)	2.74
Total income (loss) from operations	$0.52	$2.50	$(7.00)	$(1.06)	$4.08
Less Distributions
From net investment income	$(1.39)	$(1.31)	$(1.39)	$(1.37)	$(1.69)
Total distributions	$(1.39)	$(1.31)	$(1.39)	$(1.37)	$(1.69)
Net asset value — End of year	$47.57	$48.44	$47.25	$55.64	$58.07
Total Return(2)	1.03%	5.47%	(12.53)%	(1.82)%	7.34%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$106,370	$113,389	$110,980	$145,323	$144,073
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.49%	0.49%	0.48%	0.46%	0.47%
Net expenses	0.32%(4)	0.32%(4)	0.32%(4)	0.32%	0.32%
Net investment income	2.93%	2.76%	2.35%	2.00%	2.30%
Portfolio Turnover	11%	11%	6%	15%	23%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended December 31, 2024, 2023 and 2022).
8
See Notes to Financial Statements.

CVT
Investment Grade Bond Index Portfolio
December 31, 2024
Financial Highlights — continued

	Class F
	Year Ended December 31,
	2024	2023	2022	2021	2020
Net asset value — Beginning of year	$47.25	$46.23	$54.61	$57.17	$54.97
Income (Loss) From Operations
Net investment income(1)	$1.26	$1.17	$1.04	$0.98	$1.15
Net realized and unrealized gain (loss)	(0.87)	1.16	(8.03)	(2.17)	2.74
Total income (loss) from operations	$0.39	$2.33	$(6.99)	$(1.19)	$3.89
Less Distributions
From net investment income	$(1.39)	$(1.31)	$(1.39)	$(1.37)	$(1.69)
Total distributions	$(1.39)	$(1.31)	$(1.39)	$(1.37)	$(1.69)
Net asset value — End of year	$46.25	$47.25	$46.23	$54.61	$57.17
Total Return(2)	0.78%	5.22%	(12.75)%	(2.08)%	7.09%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$5,982	$5,640	$4,970	$5,413	$3,966
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.74%	0.74%	0.73%	0.71%	0.72%
Net expenses	0.57%(4)	0.57%(4)	0.57%(4)	0.57%	0.57%
Net investment income	2.68%	2.51%	2.11%	1.75%	2.00%
Portfolio Turnover	11%	11%	6%	15%	23%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended December 31, 2024, 2023 and 2022).
9
See Notes to Financial Statements.

CVT
Investment Grade Bond Index Portfolio
December 31, 2024
Notes to Financial Statements

1  Significant Accounting Policies
CVT Investment Grade Bond Index Portfolio (formerly, Calvert VP Investment Grade Bond Index Portfolio) (the Fund) is a diversified series of Calvert Variable Trust, Inc. (formerly, Calvert Variable Products, Inc.) (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek investment results that correspond to the total return performance of the bond market, as represented by the Bloomberg U.S. Aggregate Bond Index.
Shares of the Fund are sold without sales charge to insurance companies for allocation to certain of their variable separate accounts and to qualified pension and retirement plans and other eligible investors. The Fund offers Class I and Class F shares. Among other things, each class has different: (a) dividend rates due to differences in Distribution Plan expenses and other class-specific expenses; (b) exchange privileges; and (c) class-specific voting rights.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the
Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Debt Securities. Debt securities are generally valued based on valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued based on valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Other Securities. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
10

CVT
Investment Grade Bond Index Portfolio
December 31, 2024
Notes to Financial Statements — continued

The following table summarizes the market value of the Fund's holdings as of December 31, 2024, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$28,665,810	$ —	$28,665,810
Sovereign Government Bonds	—	434,698	—	434,698
Taxable Municipal Obligations	—	967,640	—	967,640
U.S. Government Agencies and Instrumentalities	—	3,548,228	—	3,548,228
U.S. Government Agency Mortgage-Backed Securities	—	29,577,698	—	29,577,698
U.S. Treasury Obligations	—	46,739,970	—	46,739,970
Short-Term Investments:
Affiliated Fund	1,789,375	—	—	1,789,375
Securities Lending Collateral	2,425,383	—	—	2,425,383
Total Investments	$4,214,758	$109,934,044	$ —	$114,148,802
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.
C  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class.
D  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. The Fund distributes any net investment income and net realized capital gains at least annually. Both types of distributions are made in shares of the Fund unless an election is made on behalf of a separate account to receive some or all of the distributions in cash. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
E  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
F  Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
H  Segment Reporting— During the year ended December 31, 2024, the Fund adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective is included in Note 1. In connection with the adoption of ASU 2023-07, the Fund’s President has been designated as the Fund’s Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund’s single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s Financial Statements.
2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at the annual rate of 0.20% of the Fund’s average daily net assets and is payable monthly. For the year ended December 31, 2024, the investment advisory fee amounted to $230,983.
11

CVT
Investment Grade Bond Index Portfolio
December 31, 2024
Notes to Financial Statements — continued

Pursuant to an investment sub-advisory agreement, CRM has delegated the investment management of the Fund to Ameritas Investment Partners, Inc. (AIP). CRM pays AIP a portion of its investment advisory fee for sub-advisory services provided to the Fund.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the year ended December 31, 2024, the investment advisory fee paid was reduced by $1,680 relating to the Fund's investment in the Liquidity Fund.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.32% for Class I and 0.57% for Class F of such class’s average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after May 1, 2025. For the year ended December 31, 2024, CRM waived and/or reimbursed expenses of $200,047.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class I and Class F and is payable monthly. For the year ended December 31, 2024, CRM was paid administrative fees of $138,590.
The Fund has in effect a distribution plan for Class F shares (Class F Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class F Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution fee of 0.25% per annum of its average daily net assets attributable to Class F shares for the sale and distribution of Class F shares. Distribution fees paid or accrued for the year ended December 31, 2024 amounted to $14,773 for Class F shares.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended December 31, 2024, sub-transfer agency fees and expenses incurred to EVM amounted to $466 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $250,000, an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $55,000 ($40,000 prior to January 1, 2025) annual fee, Committee chairs receive an additional $20,000 ($15,000 prior to January 1, 2025) annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Shareholder Servicing Plan
The Corporation, on behalf of the Fund, has adopted a Shareholder Servicing Plan (Servicing Plan), which permits the Fund to enter into shareholder servicing agreements with intermediaries that maintain accounts in the Fund for the benefit of shareholders. These services may include, but are not limited to, processing purchase and redemption requests, processing dividend payments, and providing account information to shareholders. Under the Servicing Plan, the Fund may make payments at an annual rate of up to 0.11% of its average daily net assets. For the year ended December 31, 2024, expenses incurred under the Servicing Plan amounted to $93,968, of which $65,592 were payable to an affiliate of AIP, and are included in transfer agency fees and expenses on the Statement of Operations. Included in accrued expenses at December 31, 2024 are amounts payable to an affiliate of AIP under the Servicing Plan of $5,229.
4  Investment Activity
During the year ended December 31, 2024, the cost of purchases and proceeds from sales of investments, other than U.S. government and agency securities and short-term securities and including maturities and paydowns, were $3,158,857 and $7,109,845, respectively. Purchases and sales of U.S. government and agency securities, including maturities and paydowns, were $9,690,980 and $10,608,137, respectively.
12

CVT
Investment Grade Bond Index Portfolio
December 31, 2024
Notes to Financial Statements — continued

5  Distributions to Shareholders and Income Tax Information
The tax character of distributions declared for the years ended December 31, 2024 and December 31, 2023 was as follows:
	Year Ended December 31,
	2024	2023
Ordinary income	$3,221,292	$3,193,980
As of December 31, 2024, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
Undistributed ordinary income	$3,374,706
Deferred capital losses	(2,180,364)
Net unrealized depreciation	(13,385,252)
Accumulated loss	$(12,190,910)
At December 31, 2024, the Fund, for federal income tax purposes, had deferred capital losses of $2,180,364 which would reduce the Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year, can be carried forward for an unlimited period, and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at December 31, 2024, $746,749 are short-term and $1,433,615 are long-term.
The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2024, as determined on a federal income tax basis, were as follows:
Aggregate cost	$127,534,054
Gross unrealized appreciation	$114,920
Gross unrealized depreciation	(13,500,172)
Net unrealized depreciation	$(13,385,252)
6  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At December 31, 2024, the total value of securities on loan, including accrued interest, was $3,153,532 and the total value of collateral received was $3,219,530, comprised of cash of $2,425,383 and U.S. government and/or agencies securities of $794,147.
13

CVT
Investment Grade Bond Index Portfolio
December 31, 2024
Notes to Financial Statements — continued

The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of December 31, 2024.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Corporate Bonds	$58,443	$ —	$ —	$ —	$58,443
U.S. Government Agencies and Instrumentalities	2,366,940	—	—	—	2,366,940
Total	$2,425,383	$ —	$ —	$ —	$2,425,383
The carrying amount of the liability for deposits for securities loaned at December 31, 2024 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at December 31, 2024.
7  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 21, 2025. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2024, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings pursuant to its line of credit during the year ended December 31, 2024.
8  Affiliated Investments
At December 31, 2024, the value of the Fund’s investment in affiliated issuers and in funds that may be deemed to be affiliated was $1,939,693, which represents 1.7% of the Fund’s net assets. Transactions in such investments by the Fund for the year ended December 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
Corporate Bonds
Morgan Stanley, 5.00%, 11/24/25	$ 149,878	$ —	$ —	$ —	$953	$ 150,318	$ 6,987	$ 150,000
Short-Term Investments
Liquidity Fund	1,338,640	21,715,178	(21,264,443)	—	—	1,789,375	57,374	1,789,375
Total				$ —	$953	$1,939,693	$64,361
9  Capital Shares
The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 20,000,000 common shares, $0.10 par value, for each Class.
14

CVT
Investment Grade Bond Index Portfolio
December 31, 2024
Notes to Financial Statements — continued

Transactions in capital shares were as follows:
	Year Ended December 31, 2024		Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Class I
Shares sold	171,080	$8,265,768	181,473	$8,684,323
Reinvestment of distributions	62,901	3,045,025	66,786	3,038,084
Shares redeemed	(338,776)	(16,416,866)	(256,338)	(12,188,743)
Net decrease	(104,795)	$(5,106,073)	(8,079)	$(466,336)
Class F
Shares sold	21,628	$1,007,181	25,406	$1,186,892
Reinvestment of distributions	3,743	176,267	3,511	155,896
Shares redeemed	(15,402)	(727,098)	(17,056)	(798,686)
Net increase	9,969	$456,350	11,861	$544,102
At December 31, 2024, separate accounts of an insurance company that is an affiliate of AIP owned 77.0% of the value of the outstanding shares of the Fund.
10  Name Change
Effective May 1, 2024, the name of the Fund was changed from Calvert VP Investment Grade Bond Index Portfolio and the name of the Corporation was changed from Calvert Variable Products, Inc.
15

CVT
Investment Grade Bond Index Portfolio
December 31, 2024
Report of Independent Registered Public Accounting Firm

To the Board of Directors of Calvert Variable Trust, Inc. and Shareholders of CVT Investment Grade Bond Index Portfolio:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of CVT Investment Grade Bond Index Portfolio (formerly, Calvert VP Investment Grade Bond Index Portfolio) (the “Fund”) (one of the funds constituting Calvert Variable Trust, Inc. (formerly, Calvert Variable Products, Inc.)), including the schedule of investments, as of December 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. The financial highlights for the year ended December 31, 2020 were audited by other auditors whose report, dated February 18, 2021, expressed an unqualified opinion on those financial highlights.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
February 18, 2025
We have served as the auditor of one or more Calvert investment companies since 2021.
16

CVT
Investment Grade Bond Index Portfolio
December 31, 2024
Federal Tax Information (Unaudited)

As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of 163(j) interest dividends.
163(j) Interest Dividends. For the fiscal year ended December 31, 2024, the Fund designates 96.58% of distributions from net investment income as a 163(j) interest dividend.
17

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CVPIBI-NCSR 12.31.24

CVT
Nasdaq 100 Index Portfolio (formerly, Calvert VP Nasdaq 100 Index Portfolio)
Annual Financial Statements and
Additional Information
December 31, 2024

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-368-2745 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Annual Financial Statements and Additional Information December 31, 2024
CVT
Nasdaq 100 Index Portfolio
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

CVT
Nasdaq 100 Index Portfolio
December 31, 2024
Schedule of Investments

Common Stocks — 96.7%

Security	Shares	Value
Aerospace & Defense — 0.3%
Axon Enterprise, Inc.(1)	2,426	$ 1,441,820
		$ 1,441,820
Automobiles — 3.7%
Tesla, Inc.(1)	46,909	$ 18,943,730
		$ 18,943,730
Beverages — 2.1%
Coca-Cola Europacific Partners PLC	14,647	$ 1,125,036
Keurig Dr. Pepper, Inc.	43,157	1,386,203
Monster Beverage Corp.(1)	30,941	1,626,259
PepsiCo, Inc.	43,651	6,637,571
		$10,775,069
Biotechnology — 2.8%
Amgen, Inc.	17,102	$4,457,465
Biogen, Inc.(1)	4,636	708,937
Gilead Sciences, Inc.	39,651	3,662,563
Regeneron Pharmaceuticals, Inc.(1)	3,438	2,448,991
Vertex Pharmaceuticals, Inc.(1)	8,193	3,299,321
		$14,577,277
Broadline Retail — 6.7%
Amazon.com, Inc.(1)	135,979	$29,832,433
MercadoLibre, Inc.(1)	1,613	2,742,810
PDD Holdings, Inc. ADR(1)	21,251	2,061,134
		$34,636,377
Chemicals — 1.2%
Linde PLC	15,149	$6,342,432
		$6,342,432
Commercial Services & Supplies — 0.8%
Cintas Corp.	12,831	$2,344,224
Copart, Inc.(1)	30,655	1,759,290
		$4,103,514
Communications Equipment — 1.5%
Cisco Systems, Inc.	126,715	$7,501,528
		$7,501,528
Consumer Staples Distribution & Retail — 2.5%
Costco Wholesale Corp.	14,097	$12,916,658
		$12,916,658
Electric Utilities — 1.2%
American Electric Power Co., Inc.	16,944	$1,562,745
Security	Shares	Value
Electric Utilities (continued)
Constellation Energy Corp.	9,951	$ 2,226,138
Exelon Corp.	31,970	1,203,351
Xcel Energy, Inc.	18,270	1,233,590
		$ 6,225,824
Electronic Equipment, Instruments & Components — 0.1%
CDW Corp.	4,240	$ 737,930
		$ 737,930
Energy Equipment & Services — 0.2%
Baker Hughes Co.	31,483	$1,291,433
		$1,291,433
Entertainment — 2.9%
Electronic Arts, Inc.	8,344	$1,220,727
Netflix, Inc.(1)	13,600	12,121,952
Take-Two Interactive Software, Inc.(1)	5,588	1,028,639
Warner Bros. Discovery, Inc.(1)	78,049	824,978
		$15,196,296
Financial Services — 0.5%
PayPal Holdings, Inc.(1)	31,897	$2,722,409
		$2,722,409
Food Products — 0.7%
Kraft Heinz Co.	38,471	$1,181,444
Mondelez International, Inc., Class A	42,544	2,541,153
		$3,722,597
Ground Transportation — 0.6%
CSX Corp.	61,354	$1,979,894
Old Dominion Freight Line, Inc.	6,793	1,198,285
		$3,178,179
Health Care Equipment & Supplies — 1.8%
DexCom, Inc.(1)	12,427	$966,448
GE HealthCare Technologies, Inc.	14,536	1,136,424
IDEXX Laboratories, Inc.(1)	2,605	1,077,011
Intuitive Surgical, Inc.(1)	11,332	5,914,851
		$9,094,734
Hotels, Restaurants & Leisure — 2.9%
Airbnb, Inc., Class A(1)	13,772	$1,809,779
Booking Holdings, Inc.	1,053	5,231,746
DoorDash, Inc., Class A(1)	12,376	2,076,074
Marriott International, Inc., Class A	8,841	2,466,109
Starbucks Corp.	36,073	3,291,661
		$14,875,369

1
See Notes to Financial Statements.

CVT
Nasdaq 100 Index Portfolio
December 31, 2024
Schedule of Investments — continued

Security	Shares	Value
Industrial Conglomerates — 0.9%
Honeywell International, Inc.	20,688	$ 4,673,212
		$ 4,673,212
Interactive Media & Services — 8.6%
Alphabet, Inc., Class A	75,561	$ 14,303,697
Alphabet, Inc., Class C	71,565	13,628,839
Meta Platforms, Inc., Class A	28,192	16,506,698
		$ 44,439,234
IT Services — 0.3%
Cognizant Technology Solutions Corp., Class A	15,775	$1,213,097
MongoDB, Inc.(1)	2,350	547,104
		$1,760,201
Machinery — 0.3%
PACCAR, Inc.	16,681	$1,735,158
		$1,735,158
Media — 1.5%
Charter Communications, Inc., Class A(1)	4,524	$1,550,692
Comcast Corp., Class A	121,444	4,557,793
Trade Desk, Inc., Class A(1)	14,306	1,681,384
		$7,789,869
Oil, Gas & Consumable Fuels — 0.3%
Diamondback Energy, Inc.	9,290	$1,521,981
		$1,521,981
Pharmaceuticals — 0.2%
AstraZeneca PLC ADR	18,526	$1,213,823
		$1,213,823
Professional Services — 1.3%
Automatic Data Processing, Inc.	12,964	$3,794,952
Paychex, Inc.	11,450	1,605,519
Verisk Analytics, Inc.	4,493	1,237,507
		$6,637,978
Real Estate Management & Development — 0.2%
CoStar Group, Inc.(1)	13,043	$933,748
		$933,748
Semiconductors & Semiconductor Equipment — 21.6%
Advanced Micro Devices, Inc.(1)	51,631	$6,236,508
Analog Devices, Inc.	15,790	3,354,743
Applied Materials, Inc.	26,229	4,265,622
ARM Holdings PLC ADR(1)(2)	4,075	502,692
ASML Holding NV-NY Shares(3)	2,822	1,955,872
Broadcom, Inc.	99,895	23,159,657
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
GlobalFoundries, Inc.(1)(2)	17,583	$ 754,487
Intel Corp.	137,221	2,751,281
KLA Corp.	4,256	2,681,791
Lam Research Corp.	40,937	2,956,879
Marvell Technology, Inc.	27,559	3,043,892
Microchip Technology, Inc.	17,085	979,825
Micron Technology, Inc.	35,444	2,982,967
NVIDIA Corp.	316,702	42,529,912
NXP Semiconductors NV	8,086	1,680,675
ON Semiconductor Corp.(1)	13,547	854,138
QUALCOMM, Inc.	35,347	5,430,006
Texas Instruments, Inc.	29,023	5,442,103
		$111,563,050
Software — 16.6%
Adobe, Inc.(1)	14,005	$6,227,743
ANSYS, Inc.(1)	2,782	938,452
AppLovin Corp., Class A(1)	9,502	3,077,033
Atlassian Corp., Class A(1)	5,137	1,250,243
Autodesk, Inc.(1)	6,840	2,021,699
Cadence Design Systems, Inc.(1)	8,726	2,621,814
CrowdStrike Holdings, Inc., Class A(1)	7,440	2,545,670
Datadog, Inc., Class A(1)	9,965	1,423,899
Fortinet, Inc.(1)	24,385	2,303,895
Intuit, Inc.	8,906	5,597,421
Microsoft Corp.	96,147	40,525,961
MicroStrategy, Inc., Class A(1)	5,822	1,686,168
Palantir Technologies, Inc., Class A(1)	69,379	5,247,134
Palo Alto Networks, Inc.(1)	20,878	3,798,961
Roper Technologies, Inc.	3,412	1,773,728
Synopsys, Inc.(1)	4,887	2,371,954
Workday, Inc., Class A(1)	6,777	1,748,669
Zscaler, Inc.(1)	4,881	880,581
		$86,041,025
Specialty Retail — 0.7%
O'Reilly Automotive, Inc.(1)	1,837	$2,178,314
Ross Stores, Inc.	10,555	1,596,655
		$3,774,969
Technology Hardware, Storage & Peripherals — 9.5%
Apple, Inc.	195,476	$48,951,100
		$48,951,100
Textiles, Apparel & Luxury Goods — 0.3%
lululemon Athletica, Inc.(1)	3,743	$1,431,361
		$1,431,361

2
See Notes to Financial Statements.

CVT
Nasdaq 100 Index Portfolio
December 31, 2024
Schedule of Investments — continued

Security	Shares	Value
Trading Companies & Distributors — 0.3%
Fastenal Co.	18,227	$ 1,310,704
		$ 1,310,704
Wireless Telecommunication Services — 1.6%
T-Mobile U.S., Inc.	36,922	$ 8,149,792
		$ 8,149,792
Total Common Stocks (identified cost $190,011,635)		$500,210,381

Exchange-Traded Funds — 1.8%

Security	Shares	Value
Equity Funds — 1.8%
Invesco QQQ TM Trust, Series 1(2)	18,000	$ 9,202,140
Total Exchange-Traded Funds (identified cost $7,347,203)		$ 9,202,140

Short-Term Investments — 1.5%
Affiliated Fund — 1.3%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.43%(4)	6,941,586	$ 6,941,586
Total Affiliated Fund (identified cost $6,941,586)		$ 6,941,586
Securities Lending Collateral — 0.0%(5)
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.46%(6)	68,588	$ 68,588
Total Securities Lending Collateral (identified cost $68,588)		$ 68,588

U.S. Treasury Obligations — 0.2%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills, 0.00%, 7/10/25(7)	$1,000	$ 978,552
Total U.S. Treasury Obligations (identified cost $978,323)		$ 978,552
Total Short-Term Investments (identified cost $7,988,497)		$ 7,988,726
Total Investments — 100.0% (identified cost $205,347,335)		$517,401,247

Other Assets, Less Liabilities — (0.0)%(5)	$ (20,168)
Net Assets — 100.0%	$517,381,079

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at December 31, 2024. The aggregate market value of securities on loan at December 31, 2024 was $8,977,394.
(3)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At December 31, 2024, the aggregate value of these securities is $1,955,872 or 0.4% of the Fund's net assets.
(4)	May be deemed to be an affiliated investment company (see Note 9). The rate shown is the annualized seven-day yield as of December 31, 2024.
(5)	Amount is less than 0.05% or (0.05)%, as applicable.
(6)	Represents investment of cash collateral received in connection with securities lending.
(7)	Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Equity Futures
E-mini NASDAQ-100® Index	19	Long	3/21/25	$8,066,070	$(412,630)
					$(412,630)

Abbreviations:
ADR	– American Depositary Receipt
3
See Notes to Financial Statements.

CVT
Nasdaq 100 Index Portfolio
December 31, 2024
Statement of Assets and Liabilities

December 31, 2024
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $198,405,749) - including $8,977,394 of securities on loan	$510,459,661
Investments in securities of affiliated issuers, at value (identified cost $6,941,586)	6,941,586
Cash	10
Receivable for capital shares sold	310,407
Dividends receivable	161,890
Dividends receivable - affiliated	51,970
Securities lending income receivable	885
Receivable from affiliate	99,376
Directors' deferred compensation plan	41,760
Total assets	$518,067,545
Liabilities
Payable for variation margin on open futures contracts	$72,095
Payable for capital shares redeemed	92,797
Deposits for securities loaned	68,588
Payable to affiliates:
Investment advisory fee	131,535
Administrative fee	53,278
Distribution fees	42,883
Sub-transfer agency fee	192
Directors' deferred compensation plan	41,760
Payable for professional fees	38,526
Payable for transfer agency fees and expenses	83,439
Accrued expenses	61,373
Total liabilities	$686,466
Net Assets	$517,381,079
Sources of Net Assets
Paid-in capital	$193,720,210
Distributable earnings	323,660,869
Net Assets	$517,381,079
Class I Shares
Net Assets	$313,760,391
Shares Outstanding	1,875,010
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$167.34
Class F Shares
Net Assets	$203,620,688
Shares Outstanding	1,252,944
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$162.51
4
See Notes to Financial Statements.

CVT
Nasdaq 100 Index Portfolio
December 31, 2024
Statement of Operations

Year Ended
December 31, 2024
Investment Income
Dividend income (net of foreign taxes withheld of $7,205)	$3,462,009
Dividend income - affiliated issuers	630,041
Interest income	49,973
Securities lending income, net	48,802
Total investment income	$4,190,825
Expenses
Investment advisory fee	$1,328,064
Administrative fee	531,226
Distribution fees:
Class F	372,240
Directors' fees and expenses	27,665
Custodian fees	10,814
Transfer agency fees and expenses	397,930
Accounting fees	101,924
Professional fees	48,360
Reports to shareholders	20,740
Miscellaneous	112,942
Total expenses	$2,951,905
Waiver and/or reimbursement of expenses by affiliates	$(472,809)
Net expenses	$2,479,096
Net investment income	$1,711,729
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$8,056,084
Futures contracts	2,607,643
Net realized gain	$10,663,727
Change in unrealized appreciation (depreciation):
Investment securities	$85,354,603
Futures contracts	(744,725)
Net change in unrealized appreciation (depreciation)	$84,609,878
Net realized and unrealized gain	$95,273,605
Net increase in net assets from operations	$96,985,334
5
See Notes to Financial Statements.

CVT
Nasdaq 100 Index Portfolio
December 31, 2024
Statements of Changes in Net Assets

	Year Ended December 31,
	2024	2023
Increase (Decrease) in Net Assets
From operations:
Net investment income	$1,711,729	$1,560,126
Net realized gain	10,663,727	35,194,608
Net change in unrealized appreciation (depreciation)	84,609,878	93,500,478
Net increase in net assets from operations	$96,985,334	$130,255,212
Distributions to shareholders:
Class I	$(20,322,773)	$(771,064)
Class F	(11,908,800)	(299,278)
Total distributions to shareholders	$(32,231,573)	$(1,070,342)
Capital share transactions:
Class I	$480,634	$(13,610,300)
Class F	74,002,337	26,575,298
Net increase in net assets from capital share transactions	$74,482,971	$12,964,998
Net increase in net assets	$139,236,732	$142,149,868
Net Assets
At beginning of year	$378,144,347	$235,994,479
At end of year	$517,381,079	$378,144,347
6
See Notes to Financial Statements.

CVT
Nasdaq 100 Index Portfolio
December 31, 2024
Financial Highlights

	Class I
	Year Ended December 31,
	2024	2023	2022	2021	2020
Net asset value — Beginning of year	$143.17	$93.02	$146.70	$122.67	$86.05
Income (Loss) From Operations
Net investment income(1)	$0.75	$0.68	$0.50	$0.27	$0.42
Net realized and unrealized gain (loss)	34.91	49.88	(48.48)	31.85	40.48
Total income (loss) from operations	$35.66	$50.56	$(47.98)	$32.12	$40.90
Less Distributions
From net investment income	$(0.56)	$(0.41)	$(0.21)	$(0.39)	$(0.49)
From net realized gain	(10.93)	—	(5.49)	(7.70)	(3.79)
Total distributions	$(11.49)	$(0.41)	$(5.70)	$(8.09)	$(4.28)
Net asset value — End of year	$167.34	$143.17	$93.02	$146.70	$122.67
Total Return(2)	25.20%	54.40%	(32.64)%	26.87%	48.22%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$313,760	$268,239	$184,733	$287,931	$237,710
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.58%	0.60%	0.60%	0.59%	0.60%
Net expenses	0.48%(4)	0.48%(4)	0.48%(4)	0.48%	0.48%
Net investment income	0.47%	0.56%	0.44%	0.20%	0.42%
Portfolio Turnover	10%	21%	7%	8%	12%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended December 31, 2024, 2023 and 2022).
7
See Notes to Financial Statements.

CVT
Nasdaq 100 Index Portfolio
December 31, 2024
Financial Highlights — continued

	Class F
	Year Ended December 31,
	2024	2023	2022	2021	2020
Net asset value — Beginning of year	$139.66	$90.97	$144.01	$120.85	$85.03
Income (Loss) From Operations
Net investment income (loss)(1)	$0.34	$0.39	$0.23	$(0.07)	$0.16
Net realized and unrealized gain (loss)	34.00	48.71	(47.57)	31.32	39.94
Total income (loss) from operations	$34.34	$49.10	$(47.34)	$31.25	$40.10
Less Distributions
From net investment income	$(0.56)	$(0.41)	$(0.21)	$(0.39)	$(0.49)
From net realized gain	(10.93)	—	(5.49)	(7.70)	(3.79)
Total distributions	$(11.49)	$(0.41)	$(5.70)	$(8.09)	$(4.28)
Net asset value — End of year	$162.51	$139.66	$90.97	$144.01	$120.85
Total Return(2)	24.89%	54.02%	(32.81)%	26.55%	47.86%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$203,621	$109,905	$51,262	$52,753	$23,099
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.83%	0.85%	0.85%	0.84%	0.85%
Net expenses	0.73%(4)	0.73%(4)	0.73%(4)	0.73%	0.73%
Net investment income (loss)	0.22%	0.32%	0.21%	(0.05)%	0.16%
Portfolio Turnover	10%	21%	7%	8%	12%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended December 31, 2024, 2023 and 2022).
8
See Notes to Financial Statements.

CVT
Nasdaq 100 Index Portfolio
December 31, 2024
Notes to Financial Statements

1  Significant Accounting Policies
CVT Nasdaq 100 Index Portfolio (formerly, Calvert VP Nasdaq 100 Index Portfolio) (the Fund) is a non-diversified series of Calvert Variable Trust, Inc. (formerly, Calvert Variable Products, Inc.) (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek investment results that correspond to the investment performance of U.S. common stocks, as represented by the NASDAQ-100® Index.
Shares of the Fund are sold without sales charge to insurance companies for allocation to certain of their variable separate accounts and to qualified pension and retirement plans and other eligible investors. The Fund offers Class I and Class F shares. Among other things, each class has different: (a) dividend rates due to differences in Distribution Plan expenses and other class-specific expenses; (b) exchange privileges; and (c) class-specific voting rights.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the
Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy.
Short-Term Debt Securities. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued based on valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Other Securities. Exchange-traded funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
9

CVT
Nasdaq 100 Index Portfolio
December 31, 2024
Notes to Financial Statements — continued

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund's holdings as of December 31, 2024, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$500,210,381(1)	$ —	$ —	$500,210,381
Exchange-Traded Funds	9,202,140	—	—	9,202,140
Short-Term Investments:
Affiliated Fund	6,941,586	—	—	6,941,586
Securities Lending Collateral	68,588	—	—	68,588
U.S. Treasury Obligations	—	978,552	—	978,552
Total Investments	$516,422,695	$978,552	$ —	$517,401,247
Liability Description
Futures Contracts	$(412,630)	$ —	$ —	$(412,630)
Total	$(412,630)	$ —	$ —	$(412,630)

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.
C  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class.
D  Futures Contracts— The Fund may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade, which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.
E  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. The Fund distributes any net investment income and net realized capital gains at least annually. Both types of distributions are made in shares of the Fund unless an election is made on behalf of a separate account to receive some or all of the distributions in cash. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
F  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
G  Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund
10

CVT
Nasdaq 100 Index Portfolio
December 31, 2024
Notes to Financial Statements — continued

enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
I  Segment Reporting— During the year ended December 31, 2024, the Fund adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective is included in Note 1. In connection with the adoption of ASU 2023-07, the Fund’s President has been designated as the Fund’s Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund’s single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s Financial Statements.
2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at the annual rate of 0.30% of the Fund’s average daily net assets and is payable monthly. For the year ended December 31, 2024, the investment advisory fee amounted to $1,328,064.
Pursuant to an investment sub-advisory agreement, CRM has delegated the investment management of the Fund to Ameritas Investment Partners, Inc. (AIP). CRM pays AIP a portion of its investment advisory fee for sub-advisory services provided to the Fund.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the year ended December 31, 2024, the investment advisory fee paid was reduced by $18,047 relating to the Fund’s investment in the Liquidity Fund.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.48% for Class I and 0.73% for Class F of such class’s average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after May 1, 2025. For the year ended December 31, 2024, CRM waived and/or reimbursed expenses of $454,762.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class I and Class F and is payable monthly. For the year ended December 31, 2024, CRM was paid administrative fees of $531,226.
The Fund has in effect a distribution plan for Class F shares (Class F Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class F Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution fee of 0.25% per annum of its average daily net assets attributable to Class F shares for the sale and distribution of Class F shares. Distribution fees paid or accrued for the year ended December 31, 2024 amounted to $372,240 for Class F shares.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended December 31, 2024, sub-transfer agency fees and expenses incurred to EVM amounted to $566 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $250,000, an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $55,000 ($40,000 prior to January 1, 2025) annual fee, Committee chairs receive an additional $20,000 ($15,000 prior to January 1, 2025) annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund’s assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM.
11

CVT
Nasdaq 100 Index Portfolio
December 31, 2024
Notes to Financial Statements — continued

3  Shareholder Servicing Plan
The Corporation, on behalf of the Fund, has adopted a Shareholder Servicing Plan (Servicing Plan), which permits the Fund to enter into shareholder servicing agreements with intermediaries that maintain accounts in the Fund for the benefit of shareholders. These services may include, but are not limited to, processing purchase and redemption requests, processing dividend payments, and providing account information to shareholders. Under the Servicing Plan, the Fund may make payments at an annual rate of up to 0.11% of its average daily net assets. For the year ended December 31, 2024, expenses incurred under the Servicing Plan amounted to $396,792, of which $65,013 were payable to an affiliate of AIP, and are included in transfer agency fees and expenses on the Statement of Operations. Included in accrued expenses at December 31, 2024 are amounts payable to an affiliate of AIP under the Servicing Plan of $5,483.
4  Investment Activity
During the year ended December 31, 2024, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $91,113,521 and $41,884,350, respectively.
5  Distributions to Shareholders and Income Tax Information
The tax character of distributions declared for the years ended December 31, 2024 and December 31, 2023 was as follows:
	Year Ended December 31,
	2024	2023
Ordinary income	$5,554,217	$1,070,342
Long-term capital gains	$26,677,356	$ —
As of December 31, 2024, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
Undistributed ordinary income	$1,801,077
Undistributed long-term capital gains	9,950,404
Net unrealized appreciation	311,909,388
Distributable earnings	$323,660,869
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at December 31, 2024, as determined on a federal income tax basis, were as follows:
Aggregate cost	$205,491,859
Gross unrealized appreciation	$317,662,150
Gross unrealized depreciation	(5,752,762)
Net unrealized appreciation	$311,909,388
6  Financial Instruments
A summary of futures contracts outstanding at December 31, 2024 is included in the Schedule of Investments. During the year ended December 31, 2024, the Fund used futures contracts to provide equity market exposure for uncommitted cash balances.
12

CVT
Nasdaq 100 Index Portfolio
December 31, 2024
Notes to Financial Statements — continued

At December 31, 2024, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk was as follows:
Derivative	Statement of Assets and Liabilities Caption	Assets	Liabilities
Futures contracts	Distributable earnings	$ —	$(412,630)(1)

(1)	Only the current day's variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the year ended December 31, 2024 was as follows:
Statement of Operations Caption
Derivative	Net realized gain (loss): Futures contracts	Change in unrealized appreciation (depreciation): Futures contracts
Futures contracts	$ 2,607,643	$ (744,725)
The average notional cost of futures contracts (long) outstanding during the year ended December 31, 2024 was approximately $12,624,000.
7  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At December 31, 2024, the total value of securities on loan was $8,977,394 and the total value of collateral received was $9,251,691, comprised of cash of $68,588 and U.S. government and/or agencies securities of $9,183,103.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of December 31, 2024.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$68,588	$ —	$ —	$ —	$68,588
The carrying amount of the liability for deposits for securities loaned at December 31, 2024 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at December 31, 2024.
13

CVT
Nasdaq 100 Index Portfolio
December 31, 2024
Notes to Financial Statements — continued

8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 21, 2025. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2024, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings pursuant to its line of credit during the year ended December 31, 2024.
9  Affiliated Investments
At December 31, 2024, the value of the Fund’s investment in funds that may be deemed to be affiliated was $6,941,586, which represents 1.3% of the Fund’s net assets. Transactions in such investments by the Fund for the year ended December 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$10,247,792	$73,796,045	$(77,102,251)	$ —	$ —	$6,941,586	$630,041	6,941,586
10  Capital Shares
The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 10,000,000 common shares, $0.10 par value, for each Class.
Transactions in capital shares were as follows:
	Year Ended December 31, 2024		Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Class I
Shares sold	148,933	$23,725,336	142,178	$17,236,272
Reinvestment of distributions	125,970	20,322,773	5,950	771,064
Shares redeemed	(273,460)	(43,567,475)	(260,459)	(31,617,636)
Net increase (decrease)	1,443	$480,634	(112,331)	$(13,610,300)
Class F
Shares sold	504,484	$80,512,618	259,406	$30,494,914
Reinvestment of distributions	75,964	11,908,800	2,366	299,278
Shares redeemed	(114,462)	(18,419,081)	(38,289)	(4,218,894)
Net increase	465,986	$74,002,337	223,483	$26,575,298
At December 31, 2024, separate accounts of an insurance company that is an affiliate of AIP owned 17.7% of the value of the outstanding shares of the Fund and separate accounts of three other insurance companies each owned more than 10% of the value of the outstanding shares of the Fund, aggregating 59.6%.
11  Name Change
Effective May 1, 2024, the name of the Fund was changed from Calvert VP Nasdaq 100 Index Portfolio and the name of the Corporation was changed from Calvert Variable Products, Inc.
14

CVT
Nasdaq 100 Index Portfolio
December 31, 2024
Report of Independent Registered Public Accounting Firm

To the Board of Directors of Calvert Variable Trust, Inc. and Shareholders of CVT Nasdaq 100 Index Portfolio:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of CVT Nasdaq 100 Index Portfolio (formerly, Calvert VP Nasdaq 100 Index Portfolio) (the “Fund”) (one of the funds constituting Calvert Variable Trust, Inc. (formerly, Calvert Variable Products, Inc.)), including the schedule of investments, as of December 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. The financial highlights for the year ended December 31, 2020 were audited by other auditors whose report, dated February 18, 2021, expressed an unqualified opinion on those financial highlights.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
February 18, 2025
We have served as the auditor of one or more Calvert investment companies since 2021.
15

CVT
Nasdaq 100 Index Portfolio
December 31, 2024
Federal Tax Information (Unaudited)

As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of the dividends received deduction for corporations and capital gains dividends.
Dividends Received Deduction. Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund's dividend distribution that qualifies under tax law. For the Fund's fiscal 2024 ordinary income dividends, 49.71% qualifies for the corporate dividends received deduction.
Capital Gains Dividends. The Fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2024, $9,950,526 or, if subsequently determined to be different, the net capital gain of such year.
16

CVPNOI-NCSR 12.31.24

CVT
S&P 500® Index Portfolio
(formerly, Calvert VP S&P 500® Index Portfolio)
Annual Financial Statements and
Additional Information
December 31, 2024

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-368-2745 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Annual Financial Statements and Additional Information December 31, 2024
CVT
S&P 500® Index Portfolio
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

CVT
S&P 500® Index Portfolio
December 31, 2024
Schedule of Investments

Common Stocks — 94.2%

Security	Shares	Value
Aerospace & Defense — 1.7%
Axon Enterprise, Inc.(1)	706	$ 419,590
Boeing Co.(1)	7,284	1,289,268
General Dynamics Corp.	2,514	662,414
General Electric Co.	10,545	1,758,801
Howmet Aerospace, Inc.	3,958	432,886
Huntington Ingalls Industries, Inc.	397	75,021
L3Harris Technologies, Inc.	1,848	388,597
Lockheed Martin Corp.	2,056	999,093
Northrop Grumman Corp.	1,334	626,033
RTX Corp.	12,969	1,500,773
Textron, Inc.	1,808	138,294
TransDigm Group, Inc.	548	694,469
		$8,985,239
Air Freight & Logistics — 0.3%
C.H. Robinson Worldwide, Inc.	1,152	$119,025
Expeditors International of Washington, Inc.	1,364	151,090
FedEx Corp.	2,190	616,113
United Parcel Service, Inc., Class B	7,126	898,588
		$1,784,816
Automobile Components — 0.0%(2)
Aptiv PLC(1)	2,290	$138,499
BorgWarner, Inc.	2,131	67,745
		$206,244
Automobiles — 2.3%
Ford Motor Co.	38,034	$376,537
General Motors Co.	10,714	570,735
Tesla, Inc.(1)	27,297	11,023,620
		$11,970,892
Banks — 3.2%
Bank of America Corp.	65,043	$2,858,640
Citigroup, Inc.	18,428	1,297,147
Citizens Financial Group, Inc.	4,553	199,239
Fifth Third Bancorp	6,534	276,258
Huntington Bancshares, Inc.	14,156	230,318
JPMorgan Chase & Co.	27,508	6,593,943
KeyCorp	9,401	161,133
M&T Bank Corp.	1,617	304,012
PNC Financial Services Group, Inc.	3,866	745,558
Regions Financial Corp.	8,856	208,293
Truist Financial Corp.	12,935	561,120
U.S. Bancorp	15,200	727,016
Wells Fargo & Co.	32,441	2,278,656
		$16,441,333
Security	Shares	Value
Beverages — 1.1%
Brown-Forman Corp., Class B	1,956	$ 74,289
Coca-Cola Co.	37,776	2,351,934
Constellation Brands, Inc., Class A	1,521	336,141
Keurig Dr. Pepper, Inc.	10,970	352,356
Molson Coors Beverage Co., Class B	1,780	102,030
Monster Beverage Corp.(1)	6,823	358,617
PepsiCo, Inc.	13,368	2,032,738
		$ 5,608,105
Biotechnology — 1.5%
AbbVie, Inc.	17,218	$3,059,639
Amgen, Inc.	5,238	1,365,232
Biogen, Inc.(1)	1,420	217,146
Gilead Sciences, Inc.	12,143	1,121,649
Incyte Corp.(1)	1,692	116,867
Moderna, Inc.(1)	3,509	145,904
Regeneron Pharmaceuticals, Inc.(1)	1,026	730,851
Vertex Pharmaceuticals, Inc.(1)	2,509	1,010,374
		$7,767,662
Broadline Retail — 3.9%
Amazon.com, Inc.(1)	91,473	$20,068,261
eBay, Inc.	4,667	289,121
		$20,357,382
Building Products — 0.5%
A.O. Smith Corp.	1,215	$82,875
Allegion PLC	883	115,390
Builders FirstSource, Inc.(1)	1,180	168,657
Carrier Global Corp.	8,130	554,954
Johnson Controls International PLC	6,509	513,755
Lennox International, Inc.	312	190,102
Masco Corp.	2,102	152,542
Trane Technologies PLC	2,193	809,985
		$2,588,260
Capital Markets — 3.0%
Ameriprise Financial, Inc.	945	$503,146
Bank of New York Mellon Corp.	7,084	544,264
Blackrock, Inc.	1,424	1,459,757
Blackstone, Inc.	7,035	1,212,975
Cboe Global Markets, Inc.	1,060	207,124
Charles Schwab Corp.	14,566	1,078,030
CME Group, Inc.	3,511	815,359
FactSet Research Systems, Inc.	385	184,908
Franklin Resources, Inc.	3,133	63,568
Goldman Sachs Group, Inc.	3,059	1,751,645
Intercontinental Exchange, Inc.	5,595	833,711
Invesco Ltd.	4,888	85,442
KKR & Co., Inc.	6,577	972,804

1
See Notes to Financial Statements.

CVT
S&P 500® Index Portfolio
December 31, 2024
Schedule of Investments — continued

Security	Shares	Value
Capital Markets (continued)
MarketAxess Holdings, Inc.	399	$ 90,190
Moody's Corp.	1,518	718,576
Morgan Stanley(3)	12,087	1,519,578
MSCI, Inc.	764	458,408
Nasdaq, Inc.	4,032	311,714
Northern Trust Corp.	1,931	197,927
Raymond James Financial, Inc.	1,783	276,953
S&P Global, Inc.	3,094	1,540,905
State Street Corp.	2,856	280,316
T. Rowe Price Group, Inc.	2,255	255,018
		$15,362,318
Chemicals — 1.2%
Air Products and Chemicals, Inc.	2,166	$628,227
Albemarle Corp.(4)	1,194	102,779
Celanese Corp.	1,113	77,031
CF Industries Holdings, Inc.	1,696	144,703
Corteva, Inc.	6,697	381,461
Dow, Inc.	7,100	284,923
DuPont de Nemours, Inc.	4,072	310,490
Eastman Chemical Co.	1,129	103,100
Ecolab, Inc.	2,456	575,490
FMC Corp.	1,386	67,373
International Flavors & Fragrances, Inc.	2,491	210,614
Linde PLC	4,640	1,942,629
LyondellBasell Industries NV, Class A	2,634	195,627
Mosaic Co.	3,382	83,130
PPG Industries, Inc.	2,261	270,076
Sherwin-Williams Co.	2,258	767,562
		$6,145,215
Commercial Services & Supplies — 0.5%
Cintas Corp.	3,340	$610,218
Copart, Inc.(1)	8,542	490,225
Republic Services, Inc.	1,983	398,940
Rollins, Inc.	2,956	137,011
Veralto Corp.	2,503	254,930
Waste Management, Inc.	3,559	718,171
		$2,609,495
Communications Equipment — 0.9%
Arista Networks, Inc.(1)	10,065	$1,112,484
Cisco Systems, Inc.	38,838	2,299,210
F5, Inc.(1)	590	148,367
Juniper Networks, Inc.	3,226	120,814
Motorola Solutions, Inc.	1,628	752,510
		$4,433,385
Security	Shares	Value
Construction & Engineering — 0.1%
Quanta Services, Inc.	1,438	$ 454,480
		$ 454,480
Construction Materials — 0.1%
Martin Marietta Materials, Inc.	596	$ 307,834
Vulcan Materials Co.	1,287	331,055
		$ 638,889
Consumer Finance — 0.6%
American Express Co.	5,422	$ 1,609,195
Capital One Financial Corp.	3,717	662,815
Discover Financial Services	2,446	423,721
Synchrony Financial	3,794	246,610
		$2,942,341
Consumer Staples Distribution & Retail — 1.9%
Costco Wholesale Corp.	4,332	$3,969,282
Dollar General Corp.	2,143	162,482
Dollar Tree, Inc.(1)(4)	1,969	147,557
Kroger Co.	6,485	396,558
Sysco Corp.	4,786	365,938
Target Corp.	4,489	606,823
Walgreens Boots Alliance, Inc.	7,968	74,341
Walmart, Inc.	42,449	3,835,267
		$9,558,248
Containers & Packaging — 0.2%
Amcor PLC	14,640	$137,762
Avery Dennison Corp.	783	146,523
Ball Corp.	3,075	169,525
International Paper Co.	3,385	182,181
Packaging Corp. of America	869	195,638
Smurfit WestRock PLC	4,997	269,138
		$1,100,767
Distributors — 0.1%
Genuine Parts Co.	1,411	$164,748
LKQ Corp.	2,666	97,976
Pool Corp.	388	132,285
		$395,009
Diversified Telecommunication Services — 0.6%
AT&T, Inc.	69,913	$1,591,919
Verizon Communications, Inc.	41,017	1,640,270
		$3,232,189
Electric Utilities — 1.4%
Alliant Energy Corp.	2,598	$153,646
American Electric Power Co., Inc.	5,189	478,582
Constellation Energy Corp.	3,047	681,644

2
See Notes to Financial Statements.

CVT
S&P 500® Index Portfolio
December 31, 2024
Schedule of Investments — continued

Security	Shares	Value
Electric Utilities (continued)
Duke Energy Corp.	7,527	$ 810,959
Edison International	3,772	301,157
Entergy Corp.	4,178	316,776
Evergy, Inc.	2,329	143,350
Eversource Energy	3,570	205,025
Exelon Corp.	9,791	368,533
FirstEnergy Corp.	5,192	206,538
NextEra Energy, Inc.	20,037	1,436,453
NRG Energy, Inc.	1,974	178,094
PG&E Corp.	21,650	436,897
Pinnacle West Capital Corp.	1,195	101,300
PPL Corp.	7,472	242,541
Southern Co.	10,676	878,848
Xcel Energy, Inc.	5,647	381,285
		$7,321,628
Electrical Equipment — 0.8%
AMETEK, Inc.	2,254	$406,306
Eaton Corp. PLC	3,851	1,278,031
Emerson Electric Co.	5,556	688,555
GE Vernova, Inc.	2,686	883,506
Generac Holdings, Inc.(1)	612	94,891
Hubbell, Inc.	544	227,876
Rockwell Automation, Inc.	1,100	314,369
		$3,893,534
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A	11,747	$815,829
CDW Corp.	1,353	235,476
Corning, Inc.	7,508	356,780
Jabil, Inc.	1,149	165,341
Keysight Technologies, Inc.(1)	1,691	271,625
TE Connectivity PLC	2,915	416,758
Teledyne Technologies, Inc.(1)	474	219,998
Trimble, Inc.(1)	2,379	168,100
Zebra Technologies Corp., Class A(1)	522	201,607
		$2,851,514
Energy Equipment & Services — 0.2%
Baker Hughes Co.	9,642	$395,515
Halliburton Co.	8,971	243,921
Schlumberger NV	13,759	527,520
		$1,166,956
Entertainment — 1.3%
Electronic Arts, Inc.	2,325	$340,147
Live Nation Entertainment, Inc.(1)	1,577	204,221
Netflix, Inc.(1)	4,165	3,712,348
Take-Two Interactive Software, Inc.(1)	1,591	292,871
Walt Disney Co.	17,645	1,964,771
Security	Shares	Value
Entertainment (continued)
Warner Bros. Discovery, Inc.(1)	22,673	$ 239,654
		$ 6,754,012
Financial Services — 4.2%
Apollo Global Management, Inc.	4,355	$ 719,272
Berkshire Hathaway, Inc., Class B(1)	17,935	8,129,577
Corpay, Inc.(1)	706	238,924
Fidelity National Information Services, Inc.	5,246	423,719
Fiserv, Inc.(1)	5,543	1,138,643
Global Payments, Inc.	2,577	288,779
Jack Henry & Associates, Inc.	767	134,455
Mastercard, Inc., Class A	8,015	4,220,459
PayPal Holdings, Inc.(1)	9,768	833,699
Visa, Inc., Class A	16,898	5,340,444
		$21,467,971
Food Products — 0.6%
Archer-Daniels-Midland Co.	4,843	$244,668
Bunge Global SA	1,490	115,862
Campbell's Co.	1,914	80,158
Conagra Brands, Inc.	4,650	129,038
General Mills, Inc.	5,409	344,932
Hershey Co.	1,440	243,864
Hormel Foods Corp.	2,943	92,322
J.M. Smucker Co.	1,037	114,195
Kellanova	2,620	212,141
Kraft Heinz Co.	8,940	274,547
Lamb Weston Holdings, Inc.	1,460	97,572
McCormick & Co., Inc.	2,553	194,641
Mondelez International, Inc., Class A	13,029	778,222
Tyson Foods, Inc., Class A	2,895	166,289
		$3,088,451
Gas Utilities — 0.0%(2)
Atmos Energy Corp.	1,577	$219,629
		$219,629
Ground Transportation — 0.8%
CSX Corp.	18,790	$606,353
J.B. Hunt Transport Services, Inc.	816	139,259
Norfolk Southern Corp.	2,204	517,279
Old Dominion Freight Line, Inc.	1,875	330,750
Uber Technologies, Inc.(1)	20,517	1,237,585
Union Pacific Corp.	5,907	1,347,032
		$4,178,258
Health Care Equipment & Supplies — 2.1%
Abbott Laboratories	16,900	$1,911,559
Align Technology, Inc.(1)	684	142,621
Baxter International, Inc.	5,168	150,699

3
See Notes to Financial Statements.

CVT
S&P 500® Index Portfolio
December 31, 2024
Schedule of Investments — continued

Security	Shares	Value
Health Care Equipment & Supplies (continued)
Becton Dickinson & Co.	2,816	$ 638,866
Boston Scientific Corp.(1)	14,360	1,282,635
Cooper Cos., Inc.(1)	2,017	185,423
DexCom, Inc.(1)	3,806	295,992
Edwards Lifesciences Corp.(1)	5,747	425,450
GE HealthCare Technologies, Inc.	4,452	348,057
Hologic, Inc.(1)	2,353	169,628
IDEXX Laboratories, Inc.(1)	798	329,925
Insulet Corp.(1)	710	185,360
Intuitive Surgical, Inc.(1)	3,470	1,811,201
Medtronic PLC	12,496	998,180
ResMed, Inc.	1,430	327,027
Solventum Corp.(1)	1,494	98,694
STERIS PLC	962	197,749
Stryker Corp.	3,343	1,203,647
Teleflex, Inc.	508	90,414
Zimmer Biomet Holdings, Inc.	1,940	204,922
		$10,998,049
Health Care Providers & Services — 1.9%
Cardinal Health, Inc.	2,358	$278,881
Cencora, Inc.	1,742	391,392
Centene Corp.(1)	4,919	297,993
Cigna Group	2,710	748,339
CVS Health Corp.	12,261	550,396
DaVita, Inc.(1)	467	69,840
Elevance Health, Inc.	2,260	833,714
HCA Healthcare, Inc.	1,777	533,366
Henry Schein, Inc.(1)	1,283	88,784
Humana, Inc.	1,173	297,602
Labcorp Holdings, Inc.	815	186,896
McKesson Corp.	1,237	704,979
Molina Healthcare, Inc.(1)	557	162,115
Quest Diagnostics, Inc.	1,088	164,136
UnitedHealth Group, Inc.	8,997	4,551,222
Universal Health Services, Inc., Class B	602	108,011
		$9,967,666
Health Care REITs — 0.2%
Alexandria Real Estate Equities, Inc.	1,577	$153,836
Healthpeak Properties, Inc.	7,129	144,505
Ventas, Inc.	4,260	250,871
Welltower, Inc.	5,764	726,437
		$1,275,649
Hotel & Resort REITs — 0.0%(2)
Host Hotels & Resorts, Inc.	6,811	$119,329
		$119,329
Security	Shares	Value
Hotels, Restaurants & Leisure — 1.8%
Airbnb, Inc., Class A(1)	4,218	$ 554,287
Booking Holdings, Inc.	322	1,599,831
Caesars Entertainment, Inc.(1)	2,342	78,270
Carnival Corp.(1)	10,232	254,982
Chipotle Mexican Grill, Inc.(1)	13,277	800,603
Darden Restaurants, Inc.	1,145	213,760
Domino's Pizza, Inc.	336	141,039
Expedia Group, Inc.(1)	1,197	223,037
Hilton Worldwide Holdings, Inc.	2,375	587,005
Las Vegas Sands Corp.	3,580	183,869
Marriott International, Inc., Class A	2,247	626,778
McDonald's Corp.	6,982	2,024,012
MGM Resorts International(1)	2,346	81,289
Norwegian Cruise Line Holdings Ltd.(1)	4,602	118,410
Royal Caribbean Cruises Ltd.	2,399	553,425
Starbucks Corp.	11,044	1,007,765
Wynn Resorts Ltd.	994	85,643
Yum! Brands, Inc.	2,719	364,781
		$9,498,786
Household Durables — 0.3%
D.R. Horton, Inc.	2,841	$397,229
Garmin Ltd.	1,497	308,771
Lennar Corp., Class A	2,327	317,333
Mohawk Industries, Inc.(1)	590	70,287
NVR, Inc.(1)	31	253,546
PulteGroup, Inc.	1,998	217,582
		$1,564,748
Household Products — 1.1%
Church & Dwight Co., Inc.	2,480	$259,681
Clorox Co.	1,206	195,866
Colgate-Palmolive Co.	7,961	723,734
Kimberly-Clark Corp.	3,249	425,749
Procter & Gamble Co.	22,947	3,847,065
		$5,452,095
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	7,441	$95,766
Vistra Corp.	3,315	457,039
		$552,805
Industrial Conglomerates — 0.4%
3M Co.	5,306	$684,952
Honeywell International, Inc.	6,336	1,431,239
		$2,116,191
Industrial REITs — 0.2%
Prologis, Inc.	9,024	$953,837
		$953,837

4
See Notes to Financial Statements.

CVT
S&P 500® Index Portfolio
December 31, 2024
Schedule of Investments — continued

Security	Shares	Value
Insurance — 1.9%
Aflac, Inc.	4,872	$ 503,960
Allstate Corp.	2,580	497,398
American International Group, Inc.	6,078	442,478
Aon PLC, Class A	2,107	756,750
Arch Capital Group Ltd.	3,651	337,170
Arthur J. Gallagher & Co.	2,443	693,446
Assurant, Inc.	500	106,610
Brown & Brown, Inc.	2,313	235,972
Chubb Ltd.	3,653	1,009,324
Cincinnati Financial Corp.	1,523	218,855
Erie Indemnity Co., Class A	253	104,294
Everest Group Ltd.	438	158,758
Globe Life, Inc.	818	91,223
Hartford Financial Services Group, Inc.	2,825	309,055
Loews Corp.	1,851	156,761
Marsh & McLennan Cos., Inc.	4,785	1,016,382
MetLife, Inc.	5,667	464,014
Principal Financial Group, Inc.	2,158	167,051
Progressive Corp.	5,708	1,367,694
Prudential Financial, Inc.	3,469	411,181
Travelers Cos., Inc.	2,212	532,849
W.R. Berkley Corp.	3,045	178,193
Willis Towers Watson PLC	981	307,288
		$10,066,706
Interactive Media & Services — 6.2%
Alphabet, Inc., Class A	57,134	$10,815,466
Alphabet, Inc., Class C	46,494	8,854,317
Match Group, Inc.(1)	2,612	85,439
Meta Platforms, Inc., Class A	21,317	12,481,317
		$32,236,539
IT Services — 1.1%
Accenture PLC, Class A	6,088	$2,141,698
Akamai Technologies, Inc.(1)	1,464	140,032
Cognizant Technology Solutions Corp., Class A	4,831	371,504
EPAM Systems, Inc.(1)	577	134,914
Gartner, Inc.(1)	752	364,321
GoDaddy, Inc., Class A(1)	1,368	270,002
International Business Machines Corp.	9,009	1,980,448
VeriSign, Inc.(1)	852	176,330
		$5,579,249
Leisure Products — 0.0%(2)
Hasbro, Inc.	1,327	$74,193
		$74,193
Life Sciences Tools & Services — 1.0%
Agilent Technologies, Inc.	2,800	$376,152
Bio-Techne Corp.	1,596	114,960
Security	Shares	Value
Life Sciences Tools & Services (continued)
Charles River Laboratories International, Inc.(1)	525	$ 96,915
Danaher Corp.	6,263	1,437,672
IQVIA Holdings, Inc.(1)	1,680	330,137
Mettler-Toledo International, Inc.(1)	215	263,091
Revvity, Inc.	1,249	139,401
Thermo Fisher Scientific, Inc.	3,727	1,938,897
Waters Corp.(1)	601	222,959
West Pharmaceutical Services, Inc.	706	231,257
		$5,151,441
Machinery — 1.5%
Caterpillar, Inc.	4,704	$1,706,423
Cummins, Inc.	1,337	466,078
Deere & Co.	2,479	1,050,352
Dover Corp.	1,337	250,821
Fortive Corp.	3,381	253,575
IDEX Corp.	769	160,944
Illinois Tool Works, Inc.	2,618	663,820
Ingersoll Rand, Inc.	3,927	355,237
Nordson Corp.	572	119,685
Otis Worldwide Corp.	3,892	360,438
PACCAR, Inc.	5,109	531,438
Parker-Hannifin Corp.	1,254	797,582
Pentair PLC	1,610	162,031
Snap-on, Inc.	512	173,814
Stanley Black & Decker, Inc.	1,559	125,172
Westinghouse Air Brake Technologies Corp.	1,675	317,563
Xylem, Inc.	2,460	285,409
		$7,780,382
Media — 0.5%
Charter Communications, Inc., Class A(1)	942	$322,889
Comcast Corp., Class A	37,192	1,395,816
Fox Corp., Class A	2,155	104,690
Fox Corp., Class B	1,466	67,055
Interpublic Group of Cos., Inc.	3,804	106,588
News Corp., Class A	3,990	109,885
News Corp., Class B(4)	1,333	40,563
Omnicom Group, Inc.	1,982	170,531
Paramount Global, Class B	5,361	56,076
		$2,374,093
Metals & Mining — 0.3%
Freeport-McMoRan, Inc.	14,001	$533,158
Newmont Corp.	11,093	412,881
Nucor Corp.	2,288	267,033
Steel Dynamics, Inc.	1,454	165,858
		$1,378,930

5
See Notes to Financial Statements.

CVT
S&P 500® Index Portfolio
December 31, 2024
Schedule of Investments — continued

Security	Shares	Value
Multi-Utilities — 0.6%
Ameren Corp.	2,703	$ 240,945
CenterPoint Energy, Inc.	6,621	210,084
CMS Energy Corp.	3,026	201,683
Consolidated Edison, Inc.	3,375	301,151
Dominion Energy, Inc.	8,185	440,844
DTE Energy Co.	2,018	243,674
NiSource, Inc.	4,769	175,309
Public Service Enterprise Group, Inc.	4,855	410,199
Sempra	6,172	541,408
WEC Energy Group, Inc.(4)	3,082	289,831
		$3,055,128
Office REITs — 0.0%(2)
BXP, Inc.	1,476	$109,755
		$109,755
Oil, Gas & Consumable Fuels — 2.8%
APA Corp.	3,926	$90,651
Chevron Corp.	16,284	2,358,575
ConocoPhillips	12,604	1,249,939
Coterra Energy, Inc.	7,177	183,301
Devon Energy Corp.	6,343	207,606
Diamondback Energy, Inc.	1,821	298,334
EOG Resources, Inc.	5,480	671,738
EQT Corp.	5,814	268,084
Exxon Mobil Corp.	42,959	4,621,100
Hess Corp.	2,693	358,196
Kinder Morgan, Inc.	18,833	516,024
Marathon Petroleum Corp.	3,131	436,775
Occidental Petroleum Corp.	6,605	326,353
ONEOK, Inc.	5,692	571,477
Phillips 66	4,024	458,454
Targa Resources Corp.	2,125	379,313
Texas Pacific Land Corp.	190	210,132
Valero Energy Corp.	3,085	378,190
Williams Cos., Inc.	11,878	642,837
		$14,227,079
Passenger Airlines — 0.2%
Delta Air Lines, Inc.	6,247	$377,944
Southwest Airlines Co.(4)	6,069	204,040
United Airlines Holdings, Inc.(1)	3,204	311,108
		$893,092
Personal Care Products — 0.1%
Estee Lauder Cos., Inc., Class A	2,275	$170,580
Kenvue, Inc.	18,681	398,839
		$569,419
Security	Shares	Value
Pharmaceuticals — 2.9%
Bristol-Myers Squibb Co.	19,762	$ 1,117,739
Eli Lilly & Co.	7,705	5,948,260
Johnson & Johnson	23,459	3,392,641
Merck & Co., Inc.	24,648	2,451,983
Pfizer, Inc.	55,217	1,464,907
Viatris, Inc.	12,089	150,508
Zoetis, Inc.	4,396	716,240
		$ 15,242,278
Professional Services — 0.6%
Automatic Data Processing, Inc.	3,970	$1,162,138
Broadridge Financial Solutions, Inc.	1,182	267,238
Dayforce, Inc.(1)	1,601	116,297
Equifax, Inc.	1,208	307,859
Jacobs Solutions, Inc.	1,211	161,814
Leidos Holdings, Inc.	1,368	197,074
Paychex, Inc.	3,121	437,626
Paycom Software, Inc.	495	101,460
Verisk Analytics, Inc.	1,376	378,992
		$3,130,498
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A(1)	2,931	$384,811
CoStar Group, Inc.(1)	3,994	285,930
		$670,741
Residential REITs — 0.3%
AvalonBay Communities, Inc.	1,384	$304,438
Camden Property Trust	1,039	120,566
Equity Residential	3,456	248,003
Essex Property Trust, Inc.	650	185,536
Invitation Homes, Inc.	5,771	184,499
Mid-America Apartment Communities, Inc.	1,184	183,011
UDR, Inc.	3,040	131,966
		$1,358,019
Retail REITs — 0.3%
Federal Realty Investment Trust	816	$91,351
Kimco Realty Corp.	6,888	161,386
Realty Income Corp.	8,528	455,480
Regency Centers Corp.	1,731	127,973
Simon Property Group, Inc.	2,988	514,564
		$1,350,754
Semiconductors & Semiconductor Equipment — 10.8%
Advanced Micro Devices, Inc.(1)	15,812	$1,909,931
Analog Devices, Inc.	4,838	1,027,881
Applied Materials, Inc.	8,033	1,306,407
Broadcom, Inc.	45,672	10,588,597
Enphase Energy, Inc.(1)	1,372	94,229

6
See Notes to Financial Statements.

CVT
S&P 500® Index Portfolio
December 31, 2024
Schedule of Investments — continued

Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
First Solar, Inc.(1)	1,043	$ 183,818
Intel Corp.	42,024	842,581
KLA Corp.	1,303	821,046
Lam Research Corp.	12,537	905,548
Microchip Technology, Inc.	5,232	300,055
Micron Technology, Inc.	10,803	909,180
Monolithic Power Systems, Inc.	475	281,058
NVIDIA Corp.	239,821	32,205,562
NXP Semiconductors NV	2,476	514,637
ON Semiconductor Corp.(1)	4,149	261,594
QUALCOMM, Inc.	10,825	1,662,937
Skyworks Solutions, Inc.	1,618	143,484
Teradyne, Inc.	1,587	199,835
Texas Instruments, Inc.	8,888	1,666,589
		$55,824,969
Software — 9.8%
Adobe, Inc.(1)	4,289	$1,907,233
ANSYS, Inc.(1)	852	287,405
Autodesk, Inc.(1)	2,095	619,219
Cadence Design Systems, Inc.(1)	2,672	802,829
CrowdStrike Holdings, Inc., Class A(1)	2,268	776,019
Fair Isaac Corp.(1)	237	471,850
Fortinet, Inc.(1)	6,198	585,587
Gen Digital, Inc.	5,284	144,676
Intuit, Inc.	2,731	1,716,434
Microsoft Corp.	72,698	30,642,207
Oracle Corp.	15,660	2,609,582
Palantir Technologies, Inc., Class A(1)	19,973	1,510,558
Palo Alto Networks, Inc.(1)	6,377	1,160,359
PTC, Inc.(1)	1,217	223,770
Roper Technologies, Inc.	1,045	543,243
Salesforce, Inc.	9,315	3,114,284
ServiceNow, Inc.(1)	2,007	2,127,661
Synopsys, Inc.(1)	1,497	726,584
Tyler Technologies, Inc.(1)	417	240,459
Workday, Inc., Class A(1)	2,075	535,412
		$50,745,371
Specialized REITs — 0.9%
American Tower Corp.	4,553	$835,066
Crown Castle, Inc.	4,235	384,369
Digital Realty Trust, Inc.	3,038	538,728
Equinix, Inc.	940	886,317
Extra Space Storage, Inc.	2,065	308,924
Iron Mountain, Inc.	2,859	300,509
Public Storage	1,536	459,940
SBA Communications Corp.	1,089	221,938
VICI Properties, Inc.	10,607	309,830
Security	Shares	Value
Specialized REITs (continued)
Weyerhaeuser Co.	7,367	$ 207,381
		$ 4,453,002
Specialty Retail — 1.7%
AutoZone, Inc.(1)	165	$ 528,330
Best Buy Co., Inc.	1,904	163,363
CarMax, Inc.(1)	1,581	129,263
Home Depot, Inc.	9,678	3,764,645
Lowe's Cos., Inc.	5,527	1,364,064
O'Reilly Automotive, Inc.(1)	563	667,605
Ross Stores, Inc.	3,233	489,056
TJX Cos., Inc.	10,990	1,327,702
Tractor Supply Co.	5,205	276,177
Ulta Beauty, Inc.(1)	483	210,071
		$8,920,276
Technology Hardware, Storage & Peripherals — 7.5%
Apple, Inc.	147,805	$37,013,328
Dell Technologies, Inc., Class C	2,914	335,809
Hewlett Packard Enterprise Co.	13,164	281,051
HP, Inc.	9,390	306,396
NetApp, Inc.	2,082	241,679
Seagate Technology Holdings PLC	2,055	177,367
Super Micro Computer, Inc.(1)	4,907	149,565
Western Digital Corp.(1)	3,307	197,197
		$38,702,392
Textiles, Apparel & Luxury Goods — 0.4%
Deckers Outdoor Corp.(1)	1,480	$300,573
lululemon Athletica, Inc.(1)	1,101	421,034
NIKE, Inc., Class B	11,601	877,848
Ralph Lauren Corp.	392	90,544
Tapestry, Inc.	2,337	152,676
		$1,842,675
Tobacco — 0.5%
Altria Group, Inc.	16,514	$863,517
Philip Morris International, Inc.	15,150	1,823,303
		$2,686,820
Trading Companies & Distributors — 0.3%
Fastenal Co.	5,582	$401,402
United Rentals, Inc.	639	450,137
W.W. Grainger, Inc.	432	455,349
		$1,306,888
Water Utilities — 0.0%(2)
American Water Works Co., Inc.	1,974	$245,743
		$245,743

7
See Notes to Financial Statements.

CVT
S&P 500® Index Portfolio
December 31, 2024
Schedule of Investments — continued

Security	Shares	Value
Wireless Telecommunication Services — 0.2%
T-Mobile U.S., Inc.	4,749	$ 1,048,247
		$ 1,048,247
Total Common Stocks (identified cost $115,288,570)		$487,048,056

Exchange-Traded Funds — 3.1%

Security	Shares	Value
Equity Funds — 3.1%
SPDR S&P 500 ETF Trust	27,000	$ 15,824,160
Total Exchange-Traded Funds (identified cost $15,001,500)		$ 15,824,160

Rights — 0.0%(2)

Security	Shares	Value
Health Care Equipment & Supplies — 0.0%(2)
Abiomed, Inc., CVR(1)(5)(6)	544	$ 555
Total Rights (identified cost $555)		$ 555

Short-Term Investments — 2.8%
Affiliated Fund — 2.6%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.43%(7)	13,356,034	$ 13,356,034
Total Affiliated Fund (identified cost $13,356,034)		$ 13,356,034
U.S. Treasury Obligations — 0.2%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills, 0.00%, 7/10/25(8)	$1,000	$ 978,552
Total U.S. Treasury Obligations (identified cost $978,323)		$ 978,552
Total Short-Term Investments (identified cost $14,334,357)		$ 14,334,586
Total Investments — 100.1% (identified cost $144,624,982)		$517,207,357
Other Assets, Less Liabilities — (0.1)%		$ (261,987)
Net Assets — 100.0%		$516,945,370

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Amount is less than 0.05%.
(3)	Represents an investment in an issuer that is deemed to be an affiliate (see Note 9).
(4)	All or a portion of this security was on loan at December 31, 2024. The aggregate market value of securities on loan at December 31, 2024 was $776,847.
(5)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 1A).
(6)	Restricted security. Total market value of restricted securities amounts to $555, which represents less than 0.05% of the net assets of the Fund as of December 31, 2024.
(7)	May be deemed to be an affiliated investment company (see Note 9). The rate shown is the annualized seven-day yield as of December 31, 2024.
(8)	Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.

Abbreviations:
CVR	– Contingent Value Rights
REITs	– Real Estate Investment Trusts

8
See Notes to Financial Statements.

CVT
S&P 500® Index Portfolio
December 31, 2024
Schedule of Investments — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Equity Futures
E-mini S&P 500 Index	49	Long	3/21/25	$14,542,588	$(256,635)
					$(256,635)
Restricted Securities
Description	Acquisition Date	Cost
Abiomed, Inc., CVR	12/28/22	$555
9
See Notes to Financial Statements.

CVT
S&P 500® Index Portfolio
December 31, 2024
Statement of Assets and Liabilities

December 31, 2024
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $131,035,178) - including $776,847 of securities on loan	$502,331,745
Investments in securities of affiliated issuers, at value (identified cost $13,589,804)	14,875,612
Cash	2,360
Receivable for capital shares sold	19,545
Dividends receivable	336,876
Dividends receivable - affiliated	26,042
Securities lending income receivable	798
Receivable from affiliate	127,916
Directors' deferred compensation plan	114,457
Total assets	$517,835,351
Liabilities
Payable for variation margin on open futures contracts	$54,255
Payable for capital shares redeemed	401,614
Payable to affiliates:
Investment advisory fee	80,245
Administrative fee	53,982
Sub-transfer agency fee	183
Directors' deferred compensation plan	114,457
Payable for licensing fees	50,360
Accrued expenses	134,885
Total liabilities	$889,981
Net Assets	$516,945,370
Sources of Net Assets
Paid-in capital	$92,649,166
Distributable earnings	424,296,204
Net Assets	$516,945,370

Net Assets	$516,945,370
Shares Outstanding	2,562,715
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$201.72
10
See Notes to Financial Statements.

CVT
S&P 500® Index Portfolio
December 31, 2024
Statement of Operations

Year Ended
December 31, 2024
Investment Income
Dividend income (net of foreign taxes withheld of $1,650)	$6,744,376
Dividend income - affiliated issuers	446,572
Interest income	49,895
Securities lending income, net	3,147
Total investment income	$7,243,990
Expenses
Investment advisory fee	$901,424
Administrative fee	600,950
Directors' fees and expenses	30,931
Custodian fees	17,271
Transfer agency fees and expenses	365,690
Accounting fees	115,316
Professional fees	50,330
Reports to shareholders	9,372
Licensing fees	50,360
Miscellaneous	18,330
Total expenses	$2,159,974
Waiver and/or reimbursement of expenses by affiliates	$(769,209)
Net expenses	$1,390,765
Net investment income	$5,853,225
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$46,803,833
Investment securities - affiliated issuers	150,306
Futures contracts	1,711,903
Net realized gain	$48,666,042
Change in unrealized appreciation (depreciation):
Investment securities	$54,814,619
Investment securities - affiliated issuers	261,953
Futures contracts	(406,925)
Net change in unrealized appreciation (depreciation)	$54,669,647
Net realized and unrealized gain	$103,335,689
Net increase in net assets from operations	$109,188,914
11
See Notes to Financial Statements.

CVT
S&P 500® Index Portfolio
December 31, 2024
Statements of Changes in Net Assets

	Year Ended December 31,
	2024	2023
Increase (Decrease) in Net Assets
From operations:
Net investment income	$5,853,225	$6,201,391
Net realized gain	48,666,042	27,676,954
Net change in unrealized appreciation (depreciation)	54,669,647	67,782,084
Net increase in net assets from operations	$109,188,914	$101,660,429
Distributions to shareholders	$(33,555,052)	$(28,008,875)
Net decrease in net assets from capital share transactions	$(23,828,379)	$(21,961,282)
Net increase in net assets	$51,805,483	$51,690,272
Net Assets
At beginning of year	$465,139,887	$413,449,615
At end of year	$516,945,370	$465,139,887
12
See Notes to Financial Statements.

CVT
S&P 500® Index Portfolio
December 31, 2024
Financial Highlights

	Year Ended December 31,
	2024	2023	2022	2021	2020
Net asset value — Beginning of year	$172.99	$146.75	$200.13	$165.98	$147.79
Income (Loss) From Operations
Net investment income(1)	$2.27	$2.28	$2.28	$2.08	$2.31
Net realized and unrealized gain (loss)	40.10	34.75	(40.18)	43.96	23.51
Total income (loss) from operations	$42.37	$37.03	$(37.90)	$46.04	$25.82
Less Distributions
From net investment income	$(2.48)	$(2.30)	$(2.16)	$(2.56)	$(2.57)
From net realized gain	(11.16)	(8.49)	(13.32)	(9.33)	(5.06)
Total distributions	$(13.64)	$(10.79)	$(15.48)	$(11.89)	$(7.63)
Net asset value — End of year	$201.72	$172.99	$146.75	$200.13	$165.98
Total Return(2)	24.63%	25.92%	(18.34)%	28.42%	18.11%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$516,945	$465,140	$413,450	$548,731	$480,052
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.43%	0.44%	0.43%	0.43%	0.43%
Net expenses	0.28%(4)	0.28%(4)	0.28%(4)	0.28%	0.28%
Net investment income	1.17%	1.41%	1.35%	1.11%	1.58%
Portfolio Turnover	5%	6%	6%	6%	10%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended December 31, 2024, 2023 and 2022).
13
See Notes to Financial Statements.

CVT
S&P 500® Index Portfolio
December 31, 2024
Notes to Financial Statements

1  Significant Accounting Policies
CVT S&P 500® Index Portfolio (formerly, Calvert VP S&P 500® Index Portfolio) (the Fund) is a diversified series of Calvert Variable Trust, Inc. (formerly, Calvert Variable Products, Inc.) (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek investment results that correspond to the total return performance of U.S. common stocks, as represented by the S&P 500® Index.
Shares of the Fund are sold without sales charge to insurance companies for allocation to certain of their variable separate accounts and to qualified pension and retirement plans and other eligible investors.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the
Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy.
Short-Term Debt Securities. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued based on valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Other Securities. Exchange-traded funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
14

CVT
S&P 500® Index Portfolio
December 31, 2024
Notes to Financial Statements — continued

The following table summarizes the market value of the Fund's holdings as of December 31, 2024, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3(1)	Total
Common Stocks	$487,048,056(2)	$ —	$ —	$487,048,056
Exchange-Traded Funds	15,824,160	—	—	15,824,160
Rights	—	—	555	555
Short-Term Investments:
Affiliated Fund	13,356,034	—	—	13,356,034
U.S. Treasury Obligations	—	978,552	—	978,552
Total Investments	$516,228,250	$978,552	$555	$517,207,357
Liability Description
Futures Contracts	$(256,635)	$ —	$ —	$(256,635)
Total	$(256,635)	$ —	$ —	$(256,635)

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.
C  Futures Contracts— The Fund may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade, which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.
D  Restricted Securities— The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities (excluding Rule 144A securities) is included at the end of the Schedule of Investments.
E  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. The Fund distributes any net investment income and net realized capital gains at least annually. Both types of distributions are made in shares of the Fund unless an election is made on behalf of a separate account to receive some or all of the distributions in cash. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
F  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
G  Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
15

CVT
S&P 500® Index Portfolio
December 31, 2024
Notes to Financial Statements — continued

H  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
I  Segment Reporting— During the year ended December 31, 2024, the Fund adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective is included in Note 1. In connection with the adoption of ASU 2023-07, the Fund’s President has been designated as the Fund’s Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund’s single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s Financial Statements.
2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at the annual rate of 0.18% of the Fund’s average daily net assets and is payable monthly. For the year ended December 31, 2024, the investment advisory fee amounted to $901,424.
Pursuant to an investment sub-advisory agreement, CRM has delegated the investment management of the Fund to Ameritas Investment Partners, Inc. (AIP). CRM pays AIP a portion of its investment advisory fee for sub-advisory services provided to the Fund.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the year ended December 31, 2024, the investment advisory fee paid was reduced by $11,451 relating to the Fund's investment in the Liquidity Fund.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.28% of the Fund's average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after May 1, 2025. For the year ended December 31, 2024, CRM waived and/or reimbursed expenses of $757,758.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets and is payable monthly. For the year ended December 31, 2024, CRM was paid administrative fees of $600,950.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended December 31, 2024, sub-transfer agency fees and expenses incurred to EVM amounted to $496 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $250,000, an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $55,000 ($40,000 prior to January 1, 2025) annual fee, Committee chairs receive an additional $20,000 ($15,000 prior to January 1, 2025) annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund’s assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Shareholder Servicing Plan
The Corporation, on behalf of the Fund, has adopted a Shareholder Servicing Plan (Servicing Plan), which permits the Fund to enter into shareholder servicing agreements with intermediaries that maintain accounts in the Fund for the benefit of shareholders. These services may include, but are not limited to, processing purchase and redemption requests, processing dividend payments, and providing account information to shareholders. Under the Servicing Plan, the Fund may make payments at an annual rate of up to 0.11% of its average daily net assets. For the year ended December 31, 2024, expenses incurred under the Servicing Plan amounted to $364,512, of which $323,834 were payable to an affiliate of AIP, and are included in transfer agency fees and expenses on the Statement of Operations. Included in accrued expenses at December 31, 2024 are amounts payable to an affiliate of AIP under the Servicing Plan of $27,894.
16

CVT
S&P 500® Index Portfolio
December 31, 2024
Notes to Financial Statements — continued

4  Investment Activity
During the year ended December 31, 2024, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $24,352,806 and $76,033,149, respectively.
5  Distributions to Shareholders and Income Tax Information
The tax character of distributions declared for the years ended December 31, 2024 and December 31, 2023 was as follows:
	Year Ended December 31,
	2024	2023
Ordinary income	$7,534,770	$5,968,981
Long-term capital gains	$26,020,282	$22,039,894
As of December 31, 2024, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
Undistributed ordinary income	$7,054,550
Undistributed long-term capital gains	46,830,135
Net unrealized appreciation	370,411,519
Distributable earnings	$424,296,204
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at December 31, 2024, as determined on a federal income tax basis, were as follows:
Aggregate cost	$146,795,838
Gross unrealized appreciation	$376,051,445
Gross unrealized depreciation	(5,639,926)
Net unrealized appreciation	$370,411,519
6  Financial Instruments
A summary of futures contracts outstanding at December 31, 2024 is included in the Schedule of Investments. During the year ended December 31, 2024, the Fund used futures contracts to provide equity market exposure for uncommitted cash balances.
At December 31, 2024, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk was as follows:
Derivative	Statement of Assets and Liabilities Caption	Assets	Liabilities
Futures contracts	Distributable earnings	$ —	$(256,635)(1)

(1)	Only the current day's variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the year ended December 31, 2024 was as follows:
17

CVT
S&P 500® Index Portfolio
December 31, 2024
Notes to Financial Statements — continued

Statement of Operations Caption
Derivative	Net realized gain (loss): Futures contracts	Change in unrealized appreciation (depreciation): Futures contracts
Futures contracts	$ 1,711,903	$ (406,925)
The average notional cost of futures contracts (long) outstanding during the year ended December 31, 2024 was approximately $10,078,000.
7  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At December 31, 2024, the total value of securities on loan was $776,847 and the total value of collateral received was $795,042, comprised of U.S. government and/or agencies securities.
8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 21, 2025. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2024, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings pursuant to its line of credit during the year ended December 31, 2024.
9  Affiliated Investments
At December 31, 2024, the value of the Fund’s investment in affiliated issuers and funds that may be deemed to be affiliated was $14,875,612, which represents 2.9% of the Fund’s net assets. Transactions in such investments by the Fund for the year ended December 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Common Stocks
Morgan Stanley	$ 1,309,603	$ —	$ (202,284)	$150,306	$261,953	$ 1,519,578	$ 47,309	12,087
Short-Term Investments
Liquidity Fund	11,633,640	58,261,016	(56,538,622)	—	—	13,356,034	399,263	13,356,034
Total				$150,306	$261,953	$14,875,612	$446,572
18

CVT
S&P 500® Index Portfolio
December 31, 2024
Notes to Financial Statements — continued

10  Capital Shares
The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 30,000,000 common shares, $0.10 par value.
Transactions in capital shares were as follows:
	Year Ended December 31, 2024		Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Shares sold	85,392	$16,509,224	72,967	$11,866,023
Reinvestment of distributions	169,307	33,555,052	176,991	28,008,875
Shares redeemed	(380,748)	(73,892,655)	(378,556)	(61,836,180)
Net decrease	(126,049)	$(23,828,379)	(128,598)	$(21,961,282)
At December 31, 2024, separate accounts of an insurance company that is an affiliate of AIP owned 88.9% of the value of the outstanding shares of the Fund.
11  Name Change
Effective May 1, 2024, the name of the Fund was changed from Calvert VP S&P 500® Index Portfolio and the name of the Corporation was changed from Calvert Variable Products, Inc.
19

CVT
S&P 500® Index Portfolio
December 31, 2024
Report of Independent Registered Public Accounting Firm

To the Board of Directors of Calvert Variable Trust, Inc. and Shareholders of CVT S&P 500® Index Portfolio:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of CVT S&P 500® Index Portfolio (formerly, Calvert VP S&P 500® Index Portfolio) (the “Fund”) (one of the funds constituting Calvert Variable Trust, Inc. (formerly, Calvert Variable Products, Inc.)), including the schedule of investments, as of December 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. The financial highlights for the year ended December 31, 2020 were audited by other auditors whose report, dated February 18, 2021, expressed an unqualified opinion on those financial highlights.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
February 18, 2025
We have served as the auditor of one or more Calvert investment companies since 2021.
20

CVT
S&P 500® Index Portfolio
December 31, 2024
Federal Tax Information (Unaudited)

As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals, the dividends received deduction for corporations, 163(j) interest dividends and capital gains dividends.
Qualified Dividend Income. For the fiscal year ended December 31, 2024, the Fund designates approximately $6,276,901, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.
Dividends Received Deduction. Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund's dividend distribution that qualifies under tax law. For the Fund's fiscal 2024 ordinary income dividends, 85.71% qualifies for the corporate dividends received deduction.
163(j) Interest Dividends. For the fiscal year ended December 31, 2024, the Fund designates 0.53% of distributions from net investment income as a 163(j) interest dividend.
Capital Gains Dividends. The Fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2024, $46,830,148 or, if subsequently determined to be different, the net capital gain of such year.
21

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CVPSPF-NCSR 12.31.24

CVT
Volatility Managed Moderate Portfolio
(formerly, Calvert VP Volatility Managed Moderate Portfolio)
Annual Financial Statements and
Additional Information
December 31, 2024

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-368-2745 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Annual Financial Statements and Additional Information December 31, 2024
CVT
Volatility Managed Moderate Portfolio
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

CVT
Volatility Managed Moderate Portfolio
December 31, 2024
Schedule of Investments

Exchange-Traded Funds — 98.2%

Security	Shares	Value
Equity Funds — 49.2%
Financial Select Sector SPDR Fund	12,000	$ 579,960
iShares Core S&P Mid-Cap ETF	26,000	1,620,060
iShares Russell 2000 ETF(1)	9,000	1,988,640
iShares S&P 500 Growth ETF	45,000	4,568,850
iShares S&P 500 Value ETF	18,000	3,435,840
Vanguard FTSE Developed Markets ETF(1)	117,000	5,594,940
Vanguard FTSE Emerging Markets ETF	29,000	1,277,160
Vanguard Real Estate ETF(1)	15,000	1,336,200
Vanguard S&P 500 ETF(1)	22,500	12,123,225
		$32,524,875
Fixed-Income Funds — 49.0%
iShares Core U.S. Aggregate Bond ETF	158,000	$15,310,200
iShares iBoxx $ Investment Grade Corporate Bond ETF	17,000	1,816,280
Vanguard Total Bond Market ETF	212,000	15,244,920
		$32,371,400
Total Exchange-Traded Funds (identified cost $52,121,980)		$64,896,275

Short-Term Investments — 4.3%
Affiliated Fund — 1.9%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.43%(2)	1,259,001	$ 1,259,001
Total Affiliated Fund (identified cost $1,259,001)		$ 1,259,001
Securities Lending Collateral — 2.4%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.46%(3)	1,580,298	$ 1,580,298
Total Securities Lending Collateral (identified cost $1,580,298)		$ 1,580,298
Total Short-Term Investments (identified cost $2,839,299)		$ 2,839,299
Total Investments — 102.5% (identified cost $54,961,279)		$67,735,574
Other Assets, Less Liabilities — (2.5)%		$(1,646,382)
Net Assets — 100.0%		$66,089,192

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	All or a portion of this security was on loan at December 31, 2024. The aggregate market value of securities on loan at December 31, 2024 was $13,324,612.
(2)	May be deemed to be an affiliated investment company (see Note 9). The rate shown is the annualized seven-day yield as of December 31, 2024.
(3)	Represents investment of cash collateral received in connection with securities lending.

1
See Notes to Financial Statements.

CVT
Volatility Managed Moderate Portfolio
December 31, 2024
Schedule of Investments — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Equity Futures
E-mini S&P 500 Index	(1)	Short	3/21/25	$(296,788)	$1,976
MSCI EAFE Index	(2)	Short	3/21/25	(226,750)	604
					$2,580
2
See Notes to Financial Statements.

CVT
Volatility Managed Moderate Portfolio
December 31, 2024
Statement of Assets and Liabilities

December 31, 2024
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $53,702,278) - including $13,324,612 of securities on loan	$66,476,573
Investments in securities of affiliated issuers, at value (identified cost $1,259,001)	1,259,001
Receivable for variation margin on open futures contracts	1,351
Deposits at broker for futures contracts	23,000
Receivable for capital shares sold	124
Dividends receivable - affiliated	5,244
Securities lending income receivable	2,197
Receivable from affiliates	6,722
Directors' deferred compensation plan	27,710
Total assets	$67,801,922
Liabilities
Payable for capital shares redeemed	$9,316
Deposits for securities loaned	1,580,298
Payable to affiliates:
Investment advisory fee	22,846
Administrative fee	6,905
Distribution fees	14,385
Sub-transfer agency fee	102
Directors' deferred compensation plan	27,710
Accrued expenses	51,168
Total liabilities	$1,712,730
Net Assets	$66,089,192
Sources of Net Assets
Paid-in capital	$50,930,423
Distributable earnings	15,158,769
Net Assets	$66,089,192
Class F Shares
Net Assets	$66,089,192
Shares Outstanding	3,754,608
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$17.60
3
See Notes to Financial Statements.

CVT
Volatility Managed Moderate Portfolio
December 31, 2024
Statement of Operations

Year Ended
December 31, 2024
Investment Income
Dividend income	$1,898,098
Dividend income - affiliated issuers	150,491
Securities lending income, net	22,249
Total investment income	$2,070,838
Expenses
Investment advisory fee	$292,794
Administrative fee	87,838
Distribution fees	182,996
Directors' fees and expenses	4,437
Custodian fees	4,354
Transfer agency fees and expenses	53,306
Accounting fees	19,466
Professional fees	34,064
Reports to shareholders	3,254
Miscellaneous	7,712
Total expenses	$690,221
Waiver and/or reimbursement of expenses by affiliates	$(101,631)
Net expenses	$588,590
Net investment income	$1,482,248
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$4,059,563
Futures contracts	(572,485)
Net realized gain	$3,487,078
Change in unrealized appreciation (depreciation):
Investment securities	$521,832
Futures contracts	82,310
Net change in unrealized appreciation (depreciation)	$604,142
Net realized and unrealized gain	$4,091,220
Net increase in net assets from operations	$5,573,468
4
See Notes to Financial Statements.

CVT
Volatility Managed Moderate Portfolio
December 31, 2024
Statements of Changes in Net Assets

	Year Ended December 31,
	2024	2023
Increase (Decrease) in Net Assets
From operations:
Net investment income	$1,482,248	$1,557,554
Net realized gain	3,487,078	3,671,315
Net change in unrealized appreciation (depreciation)	604,142	3,767,020
Net increase in net assets from operations	$5,573,468	$8,995,889
Distributions to shareholders	$(5,549,520)	$(5,403,679)
Net decrease in net assets from capital share transactions	$(12,933,398)	$(5,905,701)
Net decrease in net assets	$(12,909,450)	$(2,313,491)
Net Assets
At beginning of year	$78,998,642	$81,312,133
At end of year	$66,089,192	$78,998,642
5
See Notes to Financial Statements.

CVT
Volatility Managed Moderate Portfolio
December 31, 2024
Financial Highlights

	Class F
	Year Ended December 31,
	2024	2023	2022	2021	2020
Net asset value — Beginning of year	$17.73	$17.03	$20.80	$19.10	$18.86
Income (Loss) From Operations
Net investment income(1)	$0.37	$0.34	$0.23	$0.17	$0.20
Net realized and unrealized gain (loss)	1.01	1.60	(3.20)	1.74	0.77
Total income (loss) from operations	$1.38	$1.94	$(2.97)	$1.91	$0.97
Less Distributions
From net investment income	$(0.42)	$(0.26)	$(0.21)	$(0.21)	$(0.32)
From net realized gain	(1.09)	(0.98)	(0.59)	—	(0.41)
Total distributions	$(1.51)	$(1.24)	$(0.80)	$(0.21)	$(0.73)
Net asset value — End of year	$17.60	$17.73	$17.03	$20.80	$19.10
Total Return(2)	7.70%	11.92%	(14.17)%	10.06%	5.28%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$66,089	$78,999	$81,312	$110,534	$109,206
Ratios (as a percentage of average daily net assets):(3)(4)
Total expenses	0.94%	0.94%	0.94%	0.91%	0.93%
Net expenses	0.80%(5)	0.80%(5)	0.81%(5)	0.81%	0.83%
Net investment income	2.03%	1.93%	1.26%	0.86%	1.10%
Portfolio Turnover	6%	9%	17%	7%	15%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Amounts do not include the expenses of the Underlying Funds.
(5)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to 0.01%, 0.01% and less than 0.005% of average daily net assets for the years ended December 31, 2024, 2023 and 2022, respectively).
6
See Notes to Financial Statements.

CVT
Volatility Managed Moderate Portfolio
December 31, 2024
Notes to Financial Statements

1  Significant Accounting Policies
CVT Volatility Managed Moderate Portfolio (formerly, Calvert VP Volatility Managed Moderate Portfolio) (the Fund) is a diversified series of Calvert Variable Trust, Inc. (formerly, Calvert Variable Products, Inc.) (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to pursue current income and modest growth potential consistent with preservation of capital, while seeking to manage overall portfolio volatility. The Fund invests primarily in exchange-traded funds representing a broad range of asset classes (the Underlying Funds).
Shares of the Fund are sold without sales charge to insurance companies for allocation to certain of their variable separate accounts and to qualified pension and retirement plans and other eligible investors. The Fund offers Class F shares.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the
Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Securities. Exchange-traded funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund's holdings as of December 31, 2024, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$64,896,275	$ —	$ —	$64,896,275
Short-Term Investments:
Affiliated Fund	1,259,001	—	—	1,259,001
7

CVT
Volatility Managed Moderate Portfolio
December 31, 2024
Notes to Financial Statements — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
Securities Lending Collateral	$1,580,298	$ —	$ —	$1,580,298
Total Investments	$67,735,574	$ —	$ —	$67,735,574
Futures Contracts	$2,580	$ —	$ —	$2,580
Total	$67,738,154	$ —	$ —	$67,738,154
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Distributions from the Underlying Funds and management investment companies are recorded on ex-dividend date. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds.
C  Futures Contracts— The Fund may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade, which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.
D  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. The Fund distributes any net investment income and net realized capital gains at least annually. Both types of distributions are made in shares of the Fund unless an election is made on behalf of a separate account to receive some or all of the distributions in cash. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
E  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
F  Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
H  Segment Reporting— During the year ended December 31, 2024, the Fund adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective is included in Note 1. In connection with the adoption of ASU 2023-07, the Fund’s President has been designated as the Fund’s Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund’s single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s Financial Statements.
8

CVT
Volatility Managed Moderate Portfolio
December 31, 2024
Notes to Financial Statements — continued

2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at the annual rate of 0.40% of the Fund’s average daily net assets and is payable monthly. For the year ended December 31, 2024, the investment advisory fee amounted to $292,794.
Pursuant to investment sub-advisory agreements, CRM has delegated the investment management of the Fund to Ameritas Investment Partners, Inc. (AIP) and Parametric Portfolio Associates LLC (Parametric), an affiliate of CRM. AIP is responsible for selecting the exchange-traded funds in which the Fund invests and Parametric is responsible for executing the Fund’s volatility management strategy. CRM pays AIP and Parametric a portion of its investment advisory fee for sub-advisory services provided to the Fund.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the year ended December 31, 2024, the investment advisory fee paid was reduced by $4,318 relating to the Fund’s investment in the Liquidity Fund.
CRM has agreed to reimburse the Fund's operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.81% of the Fund's average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after May 1, 2025. For the year ended December 31, 2024, CRM waived and/or reimbursed expenses of $97,313.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund's average daily net assets and is payable monthly. For the year ended December 31, 2024, CRM was paid administrative fees of $87,838.
The Fund has in effect a distribution plan for Class F shares (Class F Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class F Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution fee of 0.25% per annum of its average daily net assets attributable to Class F shares for the sale and distribution of Class F shares. Distribution fees paid or accrued for the year ended December 31, 2024 amounted to $182,996 for Class F shares.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended December 31, 2024, sub-transfer agency fees and expenses incurred to EVM amounted to $191 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $250,000, an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $55,000 ($40,000 prior to January 1, 2025) annual fee, Committee chairs receive an additional $20,000 ($15,000 prior to January 1, 2025) annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Shareholder Servicing Plan
The Corporation, on behalf of the Fund, has adopted a Shareholder Servicing Plan (Servicing Plan), which permits the Fund to enter into shareholder servicing agreements with intermediaries that maintain accounts in the Fund for the benefit of shareholders. These services may include, but are not limited to, processing purchase and redemption requests, processing dividend payments, and providing account information to shareholders. Under the Servicing Plan, the Fund may make payments at an annual rate of up to 0.11% of its average daily net assets. For the year ended December 31, 2024, expenses incurred under the Servicing Plan amounted to $52,924, all of which were payable to an affiliate of AIP, and are included in transfer agency fees and expenses on the Statement of Operations. Included in accrued expenses at December 31, 2024 are amounts payable to an affiliate of AIP under the Servicing Plan of $4,082.
4  Investment Activity
During the year ended December 31, 2024, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $3,990,386 and $18,879,236, respectively.
9

CVT
Volatility Managed Moderate Portfolio
December 31, 2024
Notes to Financial Statements — continued

5  Distributions to Shareholders and Income Tax Information
The tax character of distributions declared for the years ended December 31, 2024 and December 31, 2023 was as follows:
	Year Ended December 31,
	2024	2023
Ordinary income	$1,864,378	$2,583,288
Long-term capital gains	$3,685,142	$2,820,391
As of December 31, 2024, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
Undistributed ordinary income	$1,933,869
Undistributed long-term capital gains	3,321,867
Net unrealized appreciation	9,903,033
Distributable earnings	$15,158,769
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at December 31, 2024, as determined on a federal income tax basis, were as follows:
Aggregate cost	$57,832,541
Gross unrealized appreciation	$14,056,576
Gross unrealized depreciation	(4,153,543)
Net unrealized appreciation	$9,903,033
6  Financial Instruments
A summary of futures contracts outstanding at December 31, 2024 is included in the Schedule of Investments. During the year ended December 31, 2024, the Fund used futures contracts to hedge against changes in market volatility and declines in the value of the Fund’s investments and to adjust the Fund’s overall equity exposure in an effort to stabilize portfolio volatility around a target level.
At December 31, 2024, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk was as follows:
Derivative	Statement of Assets and Liabilities Caption	Assets	Liabilities
Futures contracts	Distributable earnings	$2,580(1)	$ —

(1)	Only the current day's variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the year ended December 31, 2024 was as follows:
Statement of Operations Caption
Derivative	Net realized gain (loss): Futures contracts	Change in unrealized appreciation (depreciation): Futures contracts
Futures contracts	$ (572,485)	$ 82,310
10

CVT
Volatility Managed Moderate Portfolio
December 31, 2024
Notes to Financial Statements — continued

The average notional cost of futures contracts (long) and futures contracts (short) outstanding during the year ended December 31, 2024 was approximately $2,159,000 and $555,000, respectively.
7  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At December 31, 2024, the total value of securities on loan was $13,324,612 and the total value of collateral received was $13,613,972, comprised of cash of $1,580,298 and U.S. government and/or agencies securities of $12,033,674.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of December 31, 2024.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Exchange-Traded Funds	$1,580,298	$ —	$ —	$ —	$1,580,298
The carrying amount of the liability for deposits for securities loaned at December 31, 2024 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at December 31, 2024.
8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 21, 2025. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2024, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings pursuant to its line of credit during the year ended December 31, 2024.
11

CVT
Volatility Managed Moderate Portfolio
December 31, 2024
Notes to Financial Statements — continued

9  Affiliated Investments
At December 31, 2024, the value of the Fund’s investment in funds that may be deemed to be affiliated was $1,259,001, which represents 1.9% of the Fund’s net assets. Transactions in such investments by the Fund for the year ended December 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$3,826,099	$14,984,602	$(17,551,700)	$ —	$ —	$1,259,001	$150,491	1,259,001
12

CVT
Volatility Managed Moderate Portfolio
December 31, 2024
Notes to Financial Statements — continued

10  Capital Shares
The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 100,000,000 common shares, $0.10 par value.
Transactions in capital shares were as follows:
	Year Ended December 31, 2024		Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Class F
Shares sold	29,575	$540,944	35,972	$638,126
Reinvestment of distributions	311,421	5,549,520	327,297	5,403,679
Shares redeemed	(1,041,745)	(19,023,862)	(681,263)	(11,947,506)
Net decrease	(700,749)	$(12,933,398)	(317,994)	$(5,905,701)
At December 31, 2024, separate accounts of an insurance company that is an affiliate of AIP owned 100% of the value of the outstanding shares of the Fund.
11  Name Change
Effective May 1, 2024, the name of the Fund was changed from Calvert VP Volatility Managed Moderate Portfolio and the name of the Corporation was changed from Calvert Variable Products, Inc.
13

CVT
Volatility Managed Moderate Portfolio
December 31, 2024
Report of Independent Registered Public Accounting Firm

To the Board of Directors of Calvert Variable Trust, Inc. and Shareholders of CVT Volatility Managed Moderate Portfolio:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of CVT Volatility Managed Moderate Portfolio (formerly, Calvert VP Volatility Managed Moderate Portfolio) (the “Fund”) (one of the funds constituting Calvert Variable Trust, Inc. (formerly, Calvert Variable Products, Inc.)), including the schedule of investments, as of December 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. The financial highlights for the year ended December 31, 2020 were audited by other auditors whose report, dated February 18, 2021, expressed an unqualified opinion on those financial highlights.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
February 18, 2025
We have served as the auditor of one or more Calvert investment companies since 2021.
14

CVT
Volatility Managed Moderate Portfolio
December 31, 2024
Federal Tax Information (Unaudited)

As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of capital gains dividends.
Capital Gains Dividends. The Fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2024, $3,322,195 or, if subsequently determined to be different, the net capital gain of such year.
15

This Page Intentionally Left Blank

CVPVMM-NCSR 12.31.24

CVT
Volatility Managed Moderate Growth Portfolio (formerly, Calvert VP Volatility Managed Moderate Growth Portfolio)
Annual Financial Statements and
Additional Information
December 31, 2024

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-368-2745 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Annual Financial Statements and Additional Information December 31, 2024
CVT
Volatility Managed Moderate Growth Portfolio
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

CVT
Volatility Managed Moderate Growth Portfolio
December 31, 2024
Schedule of Investments

Exchange-Traded Funds — 97.0%

Security	Shares	Value
Equity Funds — 63.6%
Financial Select Sector SPDR Fund	11,000	$ 531,630
iShares Core S&P Mid-Cap ETF	28,000	1,744,680
iShares Russell 2000 ETF(1)	10,000	2,209,600
iShares S&P 500 Growth ETF	64,000	6,497,920
iShares S&P 500 Value ETF	28,000	5,344,640
Vanguard FTSE Developed Markets ETF(1)	142,000	6,790,440
Vanguard FTSE Emerging Markets ETF	25,000	1,101,000
Vanguard Real Estate ETF(1)	20,000	1,781,600
Vanguard S&P 500 ETF	21,500	11,584,415
		$37,585,925
Fixed-Income Funds — 33.4%
iShares Core U.S. Aggregate Bond ETF	94,000	$9,108,600
iShares iBoxx $ Investment Grade Corporate Bond ETF	13,000	1,388,920
Vanguard Total Bond Market ETF	128,000	9,204,480
		$19,702,000
Total Exchange-Traded Funds (identified cost $40,428,438)		$57,287,925

Short-Term Investments — 3.0%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.43%(2)	1,798,352	$ 1,798,352
Total Short-Term Investments (identified cost $1,798,352)		$ 1,798,352
Total Investments — 100.0% (identified cost $42,226,790)		$59,086,277
Other Assets, Less Liabilities — (0.0)%(3)		$ (11,703)
Net Assets — 100.0%		$59,074,574

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	All or a portion of this security was on loan at December 31, 2024. The aggregate market value of securities on loan at December 31, 2024 was $9,990,539.
(2)	May be deemed to be an affiliated investment company (see Note 9). The rate shown is the annualized seven-day yield as of December 31, 2024.
(3)	Amount is less than (0.05)%.

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Equity Futures
E-mini S&P 500 Index	2	Long	3/21/25	$593,575	$(19,378)
E-mini S&P MidCap 400 Index	1	Long	3/21/25	314,670	(18,552)
MSCI EAFE Index	4	Long	3/21/25	453,500	(16,241)
					$(54,171)
1
See Notes to Financial Statements.

CVT
Volatility Managed Moderate Growth Portfolio
December 31, 2024
Statement of Assets and Liabilities

December 31, 2024
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $40,428,438) - including $9,990,539 of securities on loan	$57,287,925
Investments in securities of affiliated issuers, at value (identified cost $1,798,352)	1,798,352
Deposits at broker for futures contracts	66,000
Receivable for capital shares sold	2,193
Dividends receivable - affiliated	6,893
Securities lending income receivable	1,538
Receivable from affiliates	5,875
Directors' deferred compensation plan	22,488
Total assets	$59,191,264
Liabilities
Payable for variation margin on open futures contracts	$2,113
Payable for capital shares redeemed	4,701
Payable to affiliates:
Investment advisory fee	20,412
Administrative fee	6,191
Distribution fees	12,897
Sub-transfer agency fee	39
Directors' deferred compensation plan	22,488
Payable for professional fees	33,872
Accrued expenses	13,977
Total liabilities	$116,690
Net Assets	$59,074,574
Sources of Net Assets
Paid-in capital	$39,491,404
Distributable earnings	19,583,170
Net Assets	$59,074,574
Class F Shares
Net Assets	$59,074,574
Shares Outstanding	2,971,242
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$19.88
2
See Notes to Financial Statements.

CVT
Volatility Managed Moderate Growth Portfolio
December 31, 2024
Statement of Operations

Year Ended
December 31, 2024
Investment Income
Dividend income	$1,482,088
Dividend income - affiliated issuers	151,318
Securities lending income, net	23,872
Total investment income	$1,657,278
Expenses
Investment advisory fee	$257,847
Administrative fee	77,354
Distribution fees	161,155
Directors' fees and expenses	3,915
Custodian fees	3,982
Transfer agency fees and expenses	46,920
Accounting fees	17,706
Professional fees	35,264
Reports to shareholders	1,682
Miscellaneous	7,392
Total expenses	$613,217
Waiver and/or reimbursement of expenses by affiliates	$(95,413)
Net expenses	$517,804
Net investment income	$1,139,474
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$4,753,911
Futures contracts	(333,827)
Net realized gain	$4,420,084
Change in unrealized appreciation (depreciation):
Investment securities	$896,331
Futures contracts	(92,580)
Net change in unrealized appreciation (depreciation)	$803,751
Net realized and unrealized gain	$5,223,835
Net increase in net assets from operations	$6,363,309
3
See Notes to Financial Statements.

CVT
Volatility Managed Moderate Growth Portfolio
December 31, 2024
Statements of Changes in Net Assets

	Year Ended December 31,
	2024	2023
Increase (Decrease) in Net Assets
From operations:
Net investment income	$1,139,474	$1,220,706
Net realized gain	4,420,084	2,539,544
Net change in unrealized appreciation (depreciation)	803,751	5,113,402
Net increase in net assets from operations	$6,363,309	$8,873,652
Distributions to shareholders	$(4,114,375)	$(4,984,501)
Net decrease in net assets from capital share transactions	$(11,884,316)	$(4,018,545)
Net decrease in net assets	$(9,635,382)	$(129,394)
Net Assets
At beginning of year	$68,709,956	$68,839,350
At end of year	$59,074,574	$68,709,956
4
See Notes to Financial Statements.

CVT
Volatility Managed Moderate Growth Portfolio
December 31, 2024
Financial Highlights

	Class F
	Year Ended December 31,
	2024	2023	2022	2021	2020
Net asset value — Beginning of year	$19.28	$18.33	$22.49	$19.99	$19.81
Income (Loss) From Operations
Net investment income(1)	$0.36	$0.34	$0.24	$0.18	$0.20
Net realized and unrealized gain (loss)	1.62	2.08	(3.55)	2.54	0.51
Total income (loss) from operations	$1.98	$2.42	$(3.31)	$2.72	$0.71
Less Distributions
From net investment income	$(0.40)	$(0.27)	$(0.21)	$(0.22)	$(0.31)
From net realized gain	(0.98)	(1.20)	(0.64)	—	(0.22)
Total distributions	$(1.38)	$(1.47)	$(0.85)	$(0.22)	$(0.53)
Net asset value — End of year	$19.88	$19.28	$18.33	$22.49	$19.99
Total Return(2)	10.17%	13.79%	(14.61)%	13.64%	3.82%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$59,075	$68,710	$68,839	$90,358	$86,356
Ratios (as a percentage of average daily net assets):(3)(4)
Total expenses	0.95%	0.95%	0.95%	0.92%	0.95%
Net expenses	0.80%(5)	0.80%(5)	0.81%(5)	0.81%	0.83%
Net investment income	1.77%	1.78%	1.20%	0.83%	1.06%
Portfolio Turnover	7%	10%	20%	10%	16%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Amounts do not include the expenses of the Underlying Funds.
(5)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to 0.01%, 0.01% and less than 0.01% of average daily net assets for the years ended December 31, 2024, 2023 and 2022, respectively).
5
See Notes to Financial Statements.

CVT
Volatility Managed Moderate Growth Portfolio
December 31, 2024
Notes to Financial Statements

1  Significant Accounting Policies
CVT Volatility Managed Moderate Growth Portfolio (formerly, Calvert VP Volatility Managed Moderate Growth Portfolio) (the Fund) is a diversified series of Calvert Variable Trust, Inc. (formerly, Calvert Variable Products, Inc.) (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to pursue a balance of current income and growth potential, while seeking to manage overall portfolio volatility. The Fund invests primarily in exchange-traded funds representing a broad range of asset classes (the Underlying Funds).
Shares of the Fund are sold without sales charge to insurance companies for allocation to certain of their variable separate accounts and to qualified pension and retirement plans and other eligible investors. The Fund offers Class F shares.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the
Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Securities. Exchange-traded funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
6

CVT
Volatility Managed Moderate Growth Portfolio
December 31, 2024
Notes to Financial Statements — continued

The following table summarizes the market value of the Fund's holdings as of December 31, 2024, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$57,287,925	$ —	$ —	$57,287,925
Short-Term Investments	1,798,352	—	—	1,798,352
Total Investments	$59,086,277	$ —	$ —	$59,086,277
Liability Description
Futures Contracts	$(54,171)	$ —	$ —	$(54,171)
Total	$(54,171)	$ —	$ —	$(54,171)
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Distributions from the Underlying Funds and management investment companies are recorded on ex-dividend date. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds.
C  Futures Contracts— The Fund may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade, which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.
D  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. The Fund distributes any net investment income and net realized capital gains at least annually. Both types of distributions are made in shares of the Fund unless an election is made on behalf of a separate account to receive some or all of the distributions in cash. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
E  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
F  Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
H  Segment Reporting— During the year ended December 31, 2024, the Fund adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective is included in Note 1. In connection with the adoption of ASU 2023-07, the Fund’s President has been designated as the Fund’s Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund’s single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s Financial Statements.
7

CVT
Volatility Managed Moderate Growth Portfolio
December 31, 2024
Notes to Financial Statements — continued

2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at the annual rate of 0.40% of the Fund’s average daily net assets and is payable monthly. For the year ended December 31, 2024, the investment advisory fee amounted to $257,847.
Pursuant to investment sub-advisory agreements, CRM has delegated the investment management of the Fund to Ameritas Investment Partners, Inc. (AIP) and Parametric Portfolio Associates LLC (Parametric), an affiliate of CRM. AIP is responsible for selecting the exchange-traded funds in which the Fund invests and Parametric is responsible for executing the Fund’s volatility management strategy. CRM pays AIP and Parametric a portion of its investment advisory fee for sub-advisory services provided to the Fund.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the year ended December 31, 2024, the investment advisory fee paid was reduced by $4,337 relating to the Fund's investment in the Liquidity Fund.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.81% of the Fund's average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after May 1, 2025. For the year ended December 31, 2024, CRM waived and/or reimbursed expenses of $91,076.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund's average daily net assets and is payable monthly. For the year ended December 31, 2024, CRM was paid administrative fees of $77,354.
The Fund has in effect a distribution plan for Class F shares (Class F Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class F Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution fee of 0.25% per annum of its average daily net assets attributable to Class F shares for the sale and distribution of Class F shares. Distribution fees paid or accrued for the year ended December 31, 2024 amounted to $161,155 for Class F shares.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended December 31, 2024, sub-transfer agency fees and expenses incurred to EVM amounted to $128 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $250,000, an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $55,000 ($40,000 prior to January 1, 2025) annual fee, Committee chairs receive an additional $20,000 ($15,000 prior to January 1, 2025) annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Shareholder Servicing Plan
The Corporation, on behalf of the Fund, has adopted a Shareholder Servicing Plan (Servicing Plan), which permits the Fund to enter into shareholder servicing agreements with intermediaries that maintain accounts in the Fund for the benefit of shareholders. These services may include, but are not limited to, processing purchase and redemption requests, processing dividend payments, and providing account information to shareholders. Under the Servicing Plan, the Fund may make payments at an annual rate of up to 0.11% of its average daily net assets. For the year ended December 31, 2024, expenses incurred under the Servicing Plan amounted to $46,654, all of which were payable to an affiliate of AIP, and are included in transfer agency fees and expenses on the Statement of Operations. Included in accrued expenses at December 31, 2024 are amounts payable to an affiliate of AIP under the Servicing Plan of $3,700.
4  Investment Activity
During the year ended December 31, 2024, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $4,170,751 and $16,996,578, respectively.
8

CVT
Volatility Managed Moderate Growth Portfolio
December 31, 2024
Notes to Financial Statements — continued

5  Distributions to Shareholders and Income Tax Information
The tax character of distributions declared for the years ended December 31, 2024 and December 31, 2023 was as follows:
	Year Ended December 31,
	2024	2023
Ordinary income	$1,771,877	$2,149,032
Long-term capital gains	$2,342,498	$2,835,469
As of December 31, 2024, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
Undistributed ordinary income	$1,493,379
Undistributed long-term capital gains	4,032,356
Net unrealized appreciation	14,057,435
Distributable earnings	$19,583,170
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at December 31, 2024, as determined on a federal income tax basis, were as follows:
Aggregate cost	$45,028,842
Gross unrealized appreciation	$16,474,218
Gross unrealized depreciation	(2,416,783)
Net unrealized appreciation	$14,057,435
6  Financial Instruments
A summary of futures contracts outstanding at December 31, 2024 is included in the Schedule of Investments. During the year ended December 31, 2024, the Fund used futures contracts to hedge against changes in market volatility and declines in the value of the Fund’s investments and to adjust the Fund’s overall equity exposure in an effort to stabilize portfolio volatility around a target level.
At December 31, 2024, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk was as follows:
Derivative	Statement of Assets and Liabilities Caption	Assets	Liabilities
Futures contracts	Distributable earnings	$ —	$(54,171)(1)

(1)	Only the current day's variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the year ended December 31, 2024 was as follows:
Statement of Operations Caption
Derivative	Net realized gain (loss): Futures contracts	Change in unrealized appreciation (depreciation): Futures contracts
Futures contracts	$ (333,827)	$ (92,580)
9

CVT
Volatility Managed Moderate Growth Portfolio
December 31, 2024
Notes to Financial Statements — continued

The average notional cost of futures contracts (long) and futures contracts (short) outstanding during the year ended December 31, 2024 was approximately $3,416,000 and $118,000, respectively.
7  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At December 31, 2024, the total value of securities on loan was $9,990,539 and the total value of collateral received was $10,183,910, comprised of U.S. government and/or agencies securities.
8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 21, 2025. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2024, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings pursuant to its line of credit during the year ended December 31, 2024.
9  Affiliated Investments
At December 31, 2024, the value of the Fund’s investment in funds that may be deemed to be affiliated was $1,798,352, which represents 3.0% of the Fund’s net assets. Transactions in such investments by the Fund for the year ended December 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$4,395,634	$16,728,527	$(19,325,809)	$ —	$ —	$1,798,352	$151,318	1,798,352
10

CVT
Volatility Managed Moderate Growth Portfolio
December 31, 2024
Notes to Financial Statements — continued

10  Capital Shares
The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 100,000,000 common shares, $0.10 par value.
Transactions in capital shares were as follows:
	Year Ended December 31, 2024		Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Class F
Shares sold	109,689	$2,243,772	23,578	$452,357
Reinvestment of distributions	204,390	4,114,375	278,931	4,984,501
Shares redeemed	(905,724)	(18,242,463)	(495,113)	(9,455,403)
Net decrease	(591,645)	$(11,884,316)	(192,604)	$(4,018,545)
At December 31, 2024, separate accounts of an insurance company that is an affiliate of AIP owned 100% of the value of the outstanding shares of the Fund.
11  Name Change
Effective May 1, 2024, the name of the Fund was changed from Calvert VP Volatility Managed Moderate Growth Portfolio and the name of the Corporation was changed from Calvert Variable Products, Inc.
11

CVT
Volatility Managed Moderate Growth Portfolio
December 31, 2024
Report of Independent Registered Public Accounting Firm

To the Board of Directors of Calvert Variable Trust, Inc. and Shareholders of CVT Volatility Managed Moderate Growth Portfolio:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of CVT Volatility Managed Moderate Growth Portfolio (formerly, Calvert VP Volatility Managed Moderate Growth Portfolio) (the “Fund”) (one of the funds constituting Calvert Variable Trust, Inc. (formerly, Calvert Variable Products, Inc.)), including the schedule of investments, as of December 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. The financial highlights for the year ended December 31, 2020 were audited by other auditors whose report, dated February 18, 2021, expressed an unqualified opinion on those financial highlights.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
February 18, 2025
We have served as the auditor of one or more Calvert investment companies since 2021.
12

CVT
Volatility Managed Moderate Growth Portfolio
December 31, 2024
Federal Tax Information (Unaudited)

As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of 163(j) interest dividends and capital gains dividends.
163(j) Interest Dividends. For the fiscal year ended December 31, 2024, the Fund designates 0.03% of distributions from net investment income as a 163(j) interest dividend.
Capital Gains Dividends. The Fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2024, $4,032,450 or, if subsequently determined to be different, the net capital gain of such year.
13

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CVPVMP-NCSR 12.31.24

CVT
Volatility Managed Growth Portfolio (formerly, Calvert VP Volatility Managed Growth Portfolio)
Annual Financial Statements and
Additional Information
December 31, 2024

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-368-2745 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Annual Financial Statements and Additional Information December 31, 2024
CVT
Volatility Managed Growth Portfolio
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

CVT
Volatility Managed Growth Portfolio
December 31, 2024
Schedule of Investments

Exchange-Traded Funds — 96.1%

Security	Shares	Value
Equity Funds — 78.2%
Financial Select Sector SPDR Fund	12,000	$ 579,960
iShares Core S&P Mid-Cap ETF	48,000	2,990,880
iShares Russell 2000 ETF(1)	19,000	4,198,240
iShares S&P 500 Growth ETF(1)	137,000	13,909,610
iShares S&P 500 Value ETF	60,000	11,452,800
Vanguard FTSE Developed Markets ETF(1)	259,000	12,385,380
Vanguard FTSE Emerging Markets ETF	35,000	1,541,400
Vanguard Real Estate ETF(1)	39,000	3,474,120
Vanguard S&P 500 ETF(1)	32,000	17,241,920
		$67,774,310
Fixed-Income Funds — 17.9%
iShares Core U.S. Aggregate Bond ETF	138,000	$13,372,200
iShares iBoxx $ Investment Grade Corporate Bond ETF	20,000	2,136,800
		$15,509,000
Total Exchange-Traded Funds (identified cost $49,049,148)		$83,283,310

Short-Term Investments — 5.5%
Affiliated Fund — 3.9%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.43%(2)	3,385,328	$ 3,385,328
Total Affiliated Fund (identified cost $3,385,328)		$ 3,385,328
Securities Lending Collateral — 1.6%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.46%(3)	1,364,745	$ 1,364,745
Total Securities Lending Collateral (identified cost $1,364,745)		$ 1,364,745
Total Short-Term Investments (identified cost $4,750,073)		$ 4,750,073
Total Investments — 101.6% (identified cost $53,799,221)		$88,033,383
Other Assets, Less Liabilities — (1.6)%		$(1,359,217)
Net Assets — 100.0%		$86,674,166

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	All or a portion of this security was on loan at December 31, 2024. The aggregate market value of securities on loan at December 31, 2024 was $17,254,542.
(2)	May be deemed to be an affiliated investment company (see Note 9). The rate shown is the annualized seven-day yield as of December 31, 2024.
(3)	Represents investment of cash collateral received in connection with securities lending.

1
See Notes to Financial Statements.

CVT
Volatility Managed Growth Portfolio
December 31, 2024
Schedule of Investments — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Equity Futures
E-mini S&P 500 Index	4	Long	3/21/25	$1,187,150	$(38,756)
E-mini S&P MidCap 400 Index	1	Long	3/21/25	314,670	(18,552)
MSCI EAFE Index	6	Long	3/21/25	680,250	(24,361)
					$(81,669)
2
See Notes to Financial Statements.

CVT
Volatility Managed Growth Portfolio
December 31, 2024
Statement of Assets and Liabilities

December 31, 2024
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $50,413,893) - including $17,254,542 of securities on loan	$84,648,055
Investments in securities of affiliated issuers, at value (identified cost $3,385,328)	3,385,328
Deposits at broker for futures contracts	106,000
Dividends receivable - affiliated	10,656
Securities lending income receivable	3,563
Receivable from affiliates	7,229
Directors' deferred compensation plan	39,219
Total assets	$88,200,050
Liabilities
Payable for variation margin on open futures contracts	$4,612
Payable for capital shares redeemed	7,916
Deposits for securities loaned	1,364,745
Payable to affiliates:
Investment advisory fee	29,907
Administrative fee	9,071
Distribution fees	18,897
Sub-transfer agency fee	73
Directors' deferred compensation plan	39,219
Accrued expenses	51,444
Total liabilities	$1,525,884
Net Assets	$86,674,166
Sources of Net Assets
Paid-in capital	$47,676,291
Distributable earnings	38,997,875
Net Assets	$86,674,166
Class F Shares
Net Assets	$86,674,166
Shares Outstanding	4,145,176
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$20.91
3
See Notes to Financial Statements.

CVT
Volatility Managed Growth Portfolio
December 31, 2024
Statement of Operations

Year Ended
December 31, 2024
Investment Income
Dividend income	$1,961,572
Dividend income - affiliated issuers	233,019
Securities lending income, net	39,516
Total investment income	$2,234,107
Expenses
Investment advisory fee	$388,882
Administrative fee	116,664
Distribution fees	243,051
Directors' fees and expenses	5,849
Custodian fees	4,432
Transfer agency fees and expenses	70,394
Accounting fees	24,884
Professional fees	34,120
Reports to shareholders	22
Miscellaneous	11,276
Total expenses	$899,574
Waiver and/or reimbursement of expenses by affiliates	$(118,750)
Net expenses	$780,824
Net investment income	$1,453,283
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$10,968,916
Futures contracts	(719,948)
Net realized gain	$10,248,968
Change in unrealized appreciation (depreciation):
Investment securities	$19,795
Futures contracts	(279,007)
Net change in unrealized appreciation (depreciation)	$(259,212)
Net realized and unrealized gain	$9,989,756
Net increase in net assets from operations	$11,443,039
4
See Notes to Financial Statements.

CVT
Volatility Managed Growth Portfolio
December 31, 2024
Statements of Changes in Net Assets

	Year Ended December 31,
	2024	2023
Increase (Decrease) in Net Assets
From operations:
Net investment income	$1,453,283	$1,677,878
Net realized gain	10,248,968	6,050,501
Net change in unrealized appreciation (depreciation)	(259,212)	7,623,582
Net increase in net assets from operations	$11,443,039	$15,351,961
Distributions to shareholders	$(8,630,527)	$(9,589,892)
Net decrease in net assets from capital share transactions	$(21,010,288)	$(10,658,801)
Net decrease in net assets	$(18,197,776)	$(4,896,732)
Net Assets
At beginning of year	$104,871,942	$109,768,674
At end of year	$86,674,166	$104,871,942
5
See Notes to Financial Statements.

CVT
Volatility Managed Growth Portfolio
December 31, 2024
Financial Highlights

	Class F
	Year Ended December 31,
	2024	2023	2022	2021	2020
Net asset value — Beginning of year	$20.58	$19.67	$23.93	$20.86	$20.77
Income (Loss) From Operations
Net investment income(1)	$0.32	$0.33	$0.23	$0.18	$0.20
Net realized and unrealized gain (loss)	2.21	2.58	(3.83)	3.12	0.22
Total income (loss) from operations	$2.53	$2.91	$(3.60)	$3.30	$0.42
Less Distributions
From net investment income	$(0.42)	$(0.28)	$(0.21)	$(0.23)	$(0.33)
From net realized gain	(1.78)	(1.72)	(0.45)	—	—
Total distributions	$(2.20)	$(2.00)	$(0.66)	$(0.23)	$(0.33)
Net asset value — End of year	$20.91	$20.58	$19.67	$23.93	$20.86
Total Return(2)	12.16%	15.65%	(14.94)%	15.87%	2.15%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$86,674	$104,872	$109,769	$141,933	$136,204
Ratios (as a percentage of average daily net assets):(3)(4)
Total expenses	0.93%	0.93%	0.92%	0.90%	0.93%
Net expenses	0.80%(5)	0.80%(5)	0.81%(5)	0.81%	0.83%
Net investment income	1.50%	1.59%	1.11%	0.79%	1.00%
Portfolio Turnover	6%	10%	16%	7%	13%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Amounts do not include the expenses of the Underlying Funds.
(5)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to 0.01%, 0.01% and less than 0.01% of average daily net assets for the years ended December 31, 2024, 2023 and 2022, respectively).
6
See Notes to Financial Statements.

CVT
Volatility Managed Growth Portfolio
December 31, 2024
Notes to Financial Statements

1  Significant Accounting Policies
CVT Volatility Managed Growth Portfolio (formerly, Calvert VP Volatility Managed Growth Portfolio) (the Fund) is a diversified series of Calvert Variable Trust, Inc. (formerly, Calvert Variable Products, Inc.) (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to pursue growth potential and some current income, while seeking to manage overall portfolio volatility. The Fund invests primarily in exchange-traded funds representing a broad range of asset classes (the Underlying Funds).
Shares of the Fund are sold without sales charge to insurance companies for allocation to certain of their variable separate accounts and to qualified pension and retirement plans and other eligible investors. The Fund offers Class F shares.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the
Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Securities. Exchange-traded funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund's holdings as of December 31, 2024, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$83,283,310	$ —	$ —	$83,283,310
Short-Term Investments:
Affiliated Fund	3,385,328	—	—	3,385,328
7

CVT
Volatility Managed Growth Portfolio
December 31, 2024
Notes to Financial Statements — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
Securities Lending Collateral	$1,364,745	$ —	$ —	$1,364,745
Total Investments	$88,033,383	$ —	$ —	$88,033,383
Liability Description
Futures Contracts	$(81,669)	$ —	$ —	$(81,669)
Total	$(81,669)	$ —	$ —	$(81,669)
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Distributions from the Underlying Funds and management investment companies are recorded on ex-dividend date. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds.
C  Futures Contracts— The Fund may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade, which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.
D  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. The Fund distributes any net investment income and net realized capital gains at least annually. Both types of distributions are made in shares of the Fund unless an election is made on behalf of a separate account to receive some or all of the distributions in cash. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
E  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
F  Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
H  Segment Reporting— During the year ended December 31, 2024, the Fund adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective is included in Note 1. In connection with the adoption of ASU 2023-07, the Fund’s President has been designated as the Fund’s Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund’s single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s Financial Statements.
8

CVT
Volatility Managed Growth Portfolio
December 31, 2024
Notes to Financial Statements — continued

2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at the annual rate of 0.40% of the Fund’s average daily net assets and is payable monthly. For the year ended December 31, 2024, the investment advisory fee amounted to $388,882.
Pursuant to investment sub-advisory agreements, CRM has delegated the investment management of the Fund to Ameritas Investment Partners, Inc. (AIP) and Parametric Portfolio Associates LLC (Parametric), an affiliate of CRM. AIP is responsible for selecting the exchange-traded funds in which the Fund invests and Parametric is responsible for executing the Fund’s volatility management strategy. CRM pays AIP and Parametric a portion of its investment advisory fee for sub-advisory services provided to the Fund.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the year ended December 31, 2024, the investment advisory fee paid was reduced by $6,661 relating to the Fund’s investment in the Liquidity Fund.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.81% of the Fund’s average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after May 1, 2025. For the year ended December 31, 2024, CRM waived and/or reimbursed expenses of $112,089.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets and is payable monthly. For the year ended December 31, 2024, CRM was paid administrative fees of $116,664.
The Fund has in effect a distribution plan for Class F shares (Class F Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class F Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution fee of 0.25% per annum of its average daily net assets attributable to Class F shares for the sale and distribution of Class F shares. Distribution fees paid or accrued for the year ended December 31, 2024 amounted to $243,051 for Class F shares.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended December 31, 2024, sub-transfer agency fees and expenses incurred to EVM amounted to $100 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $250,000, an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $55,000 ($40,000 prior to January 1, 2025) annual fee, Committee chairs receive an additional $20,000 ($15,000 prior to January 1, 2025) annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Shareholder Servicing Plan
The Corporation, on behalf of the Fund, has adopted a Shareholder Servicing Plan (Servicing Plan), which permits the Fund to enter into shareholder servicing agreements with intermediaries that maintain accounts in the Fund for the benefit of shareholders. These services may include, but are not limited to, processing purchase and redemption requests, processing dividend payments, and providing account information to shareholders. Under the Servicing Plan, the Fund may make payments at an annual rate of up to 0.11% of its average daily net assets. For the year ended December 31, 2024, expenses incurred under the Servicing Plan amounted to $70,204, all of which were payable to an affiliate of AIP, and are included in transfer agency fees and expenses on the Statement of Operations. Included in accrued expenses at December 31, 2024 are amounts payable to an affiliate of AIP under the Servicing Plan of $5,294.
4  Investment Activity
During the year ended December 31, 2024, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $5,842,551 and $32,753,727, respectively.
9

CVT
Volatility Managed Growth Portfolio
December 31, 2024
Notes to Financial Statements — continued

5  Distributions to Shareholders and Income Tax Information
The tax character of distributions declared for the years ended December 31, 2024 and December 31, 2023 was as follows:
	Year Ended December 31,
	2024	2023
Ordinary income	$2,236,612	$3,891,145
Long-term capital gains	$6,393,915	$5,698,747
As of December 31, 2024, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
Undistributed ordinary income	$1,716,220
Undistributed long-term capital gains	9,942,993
Net unrealized appreciation	27,338,662
Distributable earnings	$38,997,875
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at December 31, 2024, as determined on a federal income tax basis, were as follows:
Aggregate cost	$60,694,721
Gross unrealized appreciation	$28,876,693
Gross unrealized depreciation	(1,538,031)
Net unrealized appreciation	$27,338,662
6  Financial Instruments
A summary of futures contracts outstanding at December 31, 2024 is included in the Schedule of Investments. During the year ended December 31, 2024, the Fund used futures contracts to hedge against changes in market volatility and declines in the value of the Fund’s investments and to adjust the Fund’s overall equity exposure in an effort to stabilize portfolio volatility around a target level.
At December 31, 2024, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk was as follows:
Derivative	Statement of Assets and Liabilities Caption	Assets	Liabilities
Futures contracts	Distributable earnings	$ —	$(81,669)(1)

(1)	Only the current day’s variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the year ended December 31, 2024 was as follows:
Statement of Operations Caption
Derivative	Net realized gain (loss): Futures contracts	Change in unrealized appreciation (depreciation): Futures contracts
Futures contracts	$ (719,948)	$ (279,007)
10

CVT
Volatility Managed Growth Portfolio
December 31, 2024
Notes to Financial Statements — continued

The average notional cost of futures contracts (long) and futures contracts (short) outstanding during the year ended December 31, 2024 was approximately $7,635,000 and $348,000, respectively.
7  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At December 31, 2024, the total value of securities on loan was $17,254,542 and the total value of collateral received was $17,657,382, comprised of cash of $1,364,745 and U.S. government and/or agencies securities of $16,292,637.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of December 31, 2024.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Exchange-Traded Funds	$1,364,745	$ —	$ —	$ —	$1,364,745
The carrying amount of the liability for deposits for securities loaned at December 31, 2024 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at December 31, 2024.
8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 21, 2025. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2024, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings pursuant to its line of credit during the year ended December 31, 2024.
11

CVT
Volatility Managed Growth Portfolio
December 31, 2024
Notes to Financial Statements — continued

9  Affiliated Investments
At December 31, 2024, the value of the Fund’s investment in funds that may be deemed to be affiliated was $3,385,328, which represents 3.9% of the Fund’s net assets. Transactions in such investments by the Fund for the year ended December 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$5,500,900	$25,947,215	$(28,062,787)	$ —	$ —	$3,385,328	$233,019	3,385,328
12

CVT
Volatility Managed Growth Portfolio
December 31, 2024
Notes to Financial Statements — continued

10  Capital Shares
The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 100,000,000 common shares, $0.10 par value.
Transactions in capital shares were as follows:
	Year Ended December 31, 2024		Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Class F
Shares sold	5,523	$117,482	14,102	$299,207
Reinvestment of distributions	408,449	8,630,527	507,133	9,589,892
Shares redeemed	(1,364,057)	(29,758,297)	(1,005,910)	(20,547,900)
Net decrease	(950,085)	$(21,010,288)	(484,675)	$(10,658,801)
At December 31, 2024, separate accounts of an insurance company that is an affiliate of AIP owned 100% of the value of the outstanding shares of the Fund.
11  Name Change
Effective May 1, 2024, the name of the Fund was changed from Calvert VP Volatility Managed Growth Portfolio and the name of the Corporation was changed from Calvert Variable Products, Inc.
13

CVT
Volatility Managed Growth Portfolio
December 31, 2024
Report of Independent Registered Public Accounting Firm

To the Board of Directors of Calvert Variable Trust, Inc. and Shareholders of CVT Volatility Managed Growth Portfolio:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of CVT Volatility Managed Growth Portfolio (formerly, Calvert VP Volatility Managed Growth Portfolio) (the “Fund”) (one of the funds constituting Calvert Variable Trust, Inc. (formerly, Calvert Variable Products, Inc.)), including the schedule of investments, as of December 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. The financial highlights for the year ended December 31, 2020 were audited by other auditors whose report, dated February 18, 2021, expressed an unqualified opinion on those financial highlights.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
February 18, 2025
We have served as the auditor of one or more Calvert investment companies since 2021.
14

CVT
Volatility Managed Growth Portfolio
December 31, 2024
Federal Tax Information (Unaudited)

As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of capital gains dividends.
Capital Gains Dividends. The Fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2024, $9,943,361 or, if subsequently determined to be different, the net capital gain of such year.
15

This Page Intentionally Left Blank

CVPVMG-NCSR 12.31.24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the registrant’s internal control over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Principal Financial Officer’s Section 302 certification.

(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calvert Variable Trust, Inc.

By:	/s/ Von M. Hughes
Von M. Hughes
Principal Executive Officer

Date:	February 26, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date:	February 26, 2025

By:	/s/ Von M. Hughes
Von M. Hughes
Principal Executive Officer

Date:	February 26, 2025